UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-07238

SUNAMERICA SERIES TRUST

(Exact name of registrant as specified in charter)

1 SunAmerica Center Los Angeles, CA 90067-6022
(Address of principal executive offices)  (Zip code)

John T. Genoy
Senior Vice President
SunAmerica Asset Management Corp.
Harborside Financial Center,
3200 Plaza 5
Jersey City, NJ 07311
(Name and address of agent for service)
Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: January 31
Date of reporting period: October 31, 2009

Item 1 — Schedule of Investments

SUNAMERICA SERIES TRUST
CASH MANAGEMENT PORTFOLIO
Portfolio of Investments — October 31, 2009
(unaudited)

Short-Term Investment Securities — 99.8%	Principal Amount	Market Value (Note 1)

ASSET-BACKED COMMERCIAL PAPER — 34.1%
Atlantic Asset Securitization LLC 0.20% due 11/04/09*	$12,000,000	$11,999,800
Atlantis One Funding Corp. 0.24% due 11/23/09*	7,000,000	6,998,973
Atlantis One Funding Corp. 0.26% due 12/07/09*	10,000,000	9,997,400
Barton Capital Corp. 0.24% due 02/05/10*	1,000,000	999,280
Barton Capital Corp. 0.26% due 02/02/10*	3,000,000	2,997,960
Barton Capital Corp. 0.26% due 02/03/10*	1,000,000	999,310
Barton Capital Corp. 0.27% due 01/07/10*	1,000,000	999,520
Barton Capital Corp. 0.27% due 01/19/10*	1,000,000	999,440
Barton Capital Corp. 0.27% due 01/22/10*	1,000,000	999,420
Barton Capital Corp. 0.28% due 01/22/10*	2,000,000	1,998,840
Barton Capital Corp. 0.30% due 11/04/09*	1,000,000	999,975
Cancara Asset Securitisation LLC 0.30% due 01/11/10*	11,000,000	10,989,660
Cancara Asset Securitisation LLC 0.32% due 01/04/10*	6,000,000	5,994,900
Cancara Asset Securitisation LLC 0.33% due 01/06/10*	1,000,000	999,130
Clipper Receivables Co. LLC 0.20% due 11/16/09*	3,000,000	2,999,750
Edison Asset Securitization LLC 0.23% due 01/26/10*	4,000,000	3,996,720
Edison Asset Securitization LLC 0.24% due 11/09/09*	10,000,000	9,999,467
Edison Asset Securitization LLC 0.24% due 11/24/09*	1,000,000	999,847
Edison Asset Securitization LLC 0.25% due 12/16/09*	2,000,000	1,999,375
Edison Asset Securitization LLC 0.26% due 12/01/09*	3,000,000	2,999,350
Fairway Finance Corp. 0.23% due 01/05/10*	1,000,000	999,180
Fairway Finance Corp. 0.25% due 01/05/10*	2,000,000	1,998,360
Fairway Finance Corp. 0.29% due 11/06/09*	1,000,000	999,960
Gemini Securitization Corp. LLC 0.20% due 12/28/09*	1,000,000	999,683
Gemini Securitization Corp. LLC 0.23% due 01/14/10*	10,500,000	10,489,710
Gemini Securitization Corp. LLC 0.24% due 12/11/09*	11,000,000	10,997,067
Gotham Funding Corp. 0.24% due 01/13/10*	5,000,000	4,995,150
Grampian Funding LLC 0.38% due 01/19/10*	500,000	499,495
Grampian Funding LLC 0.50% due 11/30/09*	8,500,000	8,496,577
Liberty Street Funding LLC 0.24% due 12/15/09*	5,000,000	4,998,533
Liberty Street Funding LLC 0.30% due 11/02/09*	8,000,000	7,999,933
Liberty Street Funding LLC 0.30% due 11/05/09*	1,000,000	999,967
LMA Americas LLC 0.19% due 11/13/09*	7,900,000	7,899,500
LMA Americas LLC 0.21% due 11/23/09*	3,000,000	2,999,615
Matchpoint Master Trust 0.23% due 01/06/10*	8,000,000	7,993,440
Matchpoint Master Trust 0.25% due 12/14/09*	5,000,000	4,998,507
Old Line Funding LLC 0.26% due 02/11/10*	1,000,000	998,870
Old Line Funding LLC 0.30% due 11/03/09*	1,000,000	999,983
Sheffield Receivables Corp. 0.23% due 11/17/09*	5,000,000	4,999,489
Sheffield Receivables Corp. 0.30% due 11/06/09*	4,000,000	3,999,833
Sheffield Receivables Corp. 0.30% due 11/10/09*	1,000,000	999,925
Straight A Funding LLC 0.20% due 01/21/10*	1,000,000	999,610
Thunder Bay Funding LLC 0.25% due 12/07/09*	4,000,000	3,999,000
Variable Funding Capital Co. LLC 0.30% due 11/06/09*	1,000,000	999,958
Variable Funding Capital Co. LLC 0.40% due 01/28/10*	5,000,000	4,994,500

TOTAL ASSET-BACKED COMMERCIAL PAPER (cost $182,343,170)		182,323,962

CERTIFICATES OF DEPOSIT — 43.9%
Allied Irish Banks PLC 1.00% due 01/08/10	5,000,000	5,007,000
Allied Irish Banks PLC 1.00% due 01/11/10	5,000,000	5,007,300
Allied Irish Banks PLC 1.00% due 01/13/10	7,000,000	7,010,500
Banco Bilbao Vizcaya Argentaria 0.24% due 02/01/10	6,000,000	5,998,380
Banco Bilbao Vizcaya Argentaria 0.26% due 12/17/09	5,000,000	5,000,287
Banco Bilbao Vizcaya Argentaria 0.27% due 01/29/10	10,000,000	9,999,700
Banco Bilbao Vizcaya Argentaria 0.28% due 02/26/10	1,000,000	1,000,000
Banco Bilbao Vizcaya Argentaria 0.31% due 01/21/10	2,000,000	2,000,140
Bank of Ireland 0.92% due 01/14/10	11,000,000	11,014,850
Bank Of Montreal 0.25% due 12/18/09	10,000,000	10,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.10% due 11/06/09	2,000,000	2,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.27% due 12/11/09	5,000,000	5,000,000

Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.34% due 11/09/09	1,000,000	1,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.35% due 11/20/09	2,000,000	2,000,000
Barclays Bank PLC 0.45% due 04/27/10	8,500,000	8,496,600
Barclays Bank PLC 0.58% due 03/15/10	3,000,000	3,001,740
Barclays Bank PLC 0.59% due 03/05/10	10,000,000	10,005,900
BNP Paribas 0.65% due 11/20/09	13,000,000	13,000,000
BNP Paribas 0.75% due 11/13/09	20,000,000	20,000,000
Dexia Credit Local SA 0.35% due 01/25/10	5,000,000	5,000,850
Dexia Credit Local SA 0.36% due 01/19/10	11,000,000	11,001,980
Rabobank Nederland 0.35% due 03/24/10	2,000,000	2,000,640
Rabobank Nederland 0.51% due 12/22/09	10,000,000	10,000,000
Royal Bank of Canada 0.40% due 01/11/10	1,000,000	1,000,450
Royal Bank of Scotland PLC 0.21% due 12/04/09	4,000,000	4,000,000
Royal Bank of Scotland PLC 0.24% due 11/05/09	5,000,000	5,000,000
Societe Generale 0.26% due 12/30/09	6,000,000	6,000,000
Societe Generale 0.35% due 12/17/09	10,500,000	10,500,000
Sumitomo Mitsui Banking Corp. 0.30% due 12/01/09	17,000,000	17,000,000
Toronto Dominion Bank 0.25% due 01/25/10	1,000,000	1,000,390
Toronto Dominion Bank 0.33% due 11/17/09	3,000,000	3,000,000
Toronto Dominion Bank 0.33% due 03/18/10	2,000,000	2,000,780
Toronto Dominion Bank 0.40% due 02/08/10	1,000,000	1,000,590
Toronto Dominion Bank 0.45% due 07/07/10	3,000,000	3,002,070
UBS AG 0.42% due 11/25/09	2,000,000	2,000,000
UBS AG 0.48% due 11/23/09	15,000,000	15,000,000
UBS AG 0.50% due 11/17/09	10,000,000	10,000,000

TOTAL CERTIFICATES OF DEPOSIT (cost $235,000,762)		235,050,147

COMMERCIAL PAPER — 8.9%
Citigroup Funding, Inc. 0.32% due 11/12/09	9,000,000	8,999,120
Citigroup Funding, Inc. 0.33% due 11/03/09	4,500,000	4,499,917
Citigroup Funding, Inc. 0.33% due 11/06/09	3,000,000	2,999,863
ConocoPhillips 0.13% due 11/02/09*	10,241,000	10,240,963
General Electric Capital Corp. 0.24% due 02/19/10	21,000,000	20,972,280

TOTAL COMMERCIAL PAPER (cost $47,724,463)		47,712,143

U.S. CORPORATE NOTES — 0.4%
Cheyne Finance LLC 4.83% due 10/25/07*(1)(2)(3)(4)(5)(6)	2,169,914	40,360
Cheyne Finance LLC 4.83% due 01/25/08*(1)(2)(3)(4)(5)(6)	3,157,859	58,736
Issuer Entity LLC 0.44% due 10/29/10*(1)(2)(3)(7)	7,014,704	1,866,613

TOTAL U.S. CORPORATE NOTES (cost $7,151,166)		1,965,709

MUNICIPAL BONDS & NOTES — 0.3%
Iowa Finance Authority Single Family Mtg. Revenue Bonds 0.27% due 11/05/09(9) (cost $1,895,000)	1,895,000	1,895,000

U.S. GOVERNMENT AGENCIES — 10.3%
Federal Home Loan Bank Disc. Notes
0.02% due 11/02/09	52,402,000	52,401,971
0.51% due 01/12/10	3,000,000	2,999,700

TOTAL U.S. GOVERNMENT AGENCIES (cost $55,398,911)		55,401,671

U.S. GOVERNMENT TREASURIES — 1.9%
United States Treasury Bills 0.29% due 12/17/09	4,000,000	3,998,543
United States Treasury Notes 3.25% due 12/31/09	6,000,000	6,029,760

TOTAL U.S. GOVERNMENT TREASURIES (cost $10,026,699)		10,028,303

TOTAL SHORT-TERM INVESTMENT SECURITIES — (cost $539,540,171)		534,376,935

TOTAL INVESTMENTS — (cost $539,540,171)(8)	99.8%	534,376,935
Other assets less liabilities	0.2	1,040,442

NET ASSETS	100.0%	$535,417,377

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2009, the aggregate value of these securities was $194,530,634 representing 36.3% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.

(2)	Illiquid security. At October 31, 2009, the aggregate value of these securities was $1,965,709 representing 0.4% of net assets.

(3)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of October 31, 2009.

(4)	Security in default

(5)	Security issued by a structured investment vehicle (“SIV”). These SIV’s may be affected by, among other things, changes in: interest rates, the quality of the underlying assets or the market’s assessment thereof, factors concerning the interest in and structure of the issuer or the originator of the receivables, or the credit worthiness of the entities that provide any credit enhancements.

(6)	On August 28, 2007, mark to market losses experienced in the investment portfolio of SIV Portfolio, PLC (“SIV Portfolio”) (formerly Cheyne Finance PLC), the issuer of the underlying notes held by Cheyne Finance LLC, the issuer of the medium term notes (the “Notes”) held by the Portfolio, triggered the appointment of receivers (Deloitte & Touche LLP) (collectively, the “Receiver”). On October 17, 2007, the Receiver determined that SIV Portfolio was about to become unable to pay its debts as they came due and that an insolvency event had occurred. As a result of this determination, the Notes became immediately due and payable and are in default as a result of non payment. These events, which are based on published reports, materially adversely affect the ability of SIV Portfolio to make interest and principal payments due on the Notes. On April 16, 2008, however, the Receiver made a partial payment of principal and interest due on the Notes. On July 23, 2008, the Receiver concluded the sale of SIV Portfolio’s investment portfolio and a distribution to senior creditors, including the Portfolio, was made. Furthermore, an additional distribution to senior creditors, including the Portfolio, was made on August 13, 2008. The market value of the Notes, as of October 31, 2009, represents the Notes’ residual value that may be distributed to the Portfolio.

(7)	The secured liquidity notes (“SLNs”) issued by the Ottimo Funding Ltd. (“Ottimo”) and previously held by the Portfolio have been restructured. Effective November 1, 2007, the Portfolio exchanged its SLNs for notes (the “New Notes”) issued by a new entity, Issuer Entity, LLC (“Issuer Entity”), in an amount equal to the aggregate outstanding principal amount of all the SLNs owned by the Portfolio, plus accrued and/or accreted interest through the date of issued of the New Notes. Issuer Entity then tendered SLNs as payment of the purchase price for the collateral which had been owned by Ottimo (and which had secured the SLNs), in an auction conducted pursuant to the Uniform Commercial Code and the terms of the transaction documents governing the SLNs). Issuer Entity acquired the collateral free and clear of any lien or interest on the part of the holders of Ottimo subordinated notes. As a result of this acquisition, the Portfolio now holds New Notes secured by collateral which had secured the SLNs. The New Notes were scheduled to mature on October 30, 2008 but were extended to October 28, 2010 by a vote of holders of two-thirds of the outstanding principal balance of the New Notes. The New Notes pay interest at a rate based on the weighted average coupon rate of the underlying collateral.

(8)	See Note 4 for cost of investments on a tax basis.

(9)	Variable Rate Security — the rate reflected is as of October 31, 2009, maturity date reflects next reset date.

Industry Allocation*
Banks-Foreign-US Branches	43.9%
Asset Backed Commercial Paper/Fully Supported	12.3
U.S. Government Agency	10.3
Asset Backed Commercial Paper/Diversified	6.4
Asset Backed Commercial Paper/Auto	3.9
Diversified	3.9
Asset Backed Commercial Paper/Real Estate	3.7
Asset Backed Commercial Paper/Hybrid	3.4
Asset Backed Commercial Paper/Other	3.2
Banks-Domestic	3.1
Energy	1.9
Sovereigns/Supranational	1.9
Asset Backed Commercial Paper/Credit Card	1.1
Municipal	0.4
Asset Backed/Mortgages	0.4

99.8%

*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2009 (see Note 1):

			Level 3-Signifcant
	Level 1 - Unadjusted	Level 2- Other	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total

Short-Term Investment Securities:
Asset Backed Commercial Paper	$—	$182,323,962	$—	$182,323,962
Certificates of Deposit	—	235,050,147	—	235,050,147
Commercial Paper	—	47,712,143	—	47,712,143
U.S. Corporate Notes	—	—	1,965,709	1,965,709
Municipal Bonds & Notes	—	1,895,000	—	1,895,000
U.S. Government Agencies	—	55,401,671	—	55,401,671
U.S. Government Treasuries	6,029,760	3,998,543	—	10,028,303

Total	$6,029,760	$526,381,466	$1,965,709	$534,376,935

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

U.S. Corporate
Notes
Balance as of 1/31/2009	$2,442,990
Accrued discounts/premiums	—
Realized gain(loss)	—
Change in unrealized appreciation(depreciation)	77,067
Net purchases(sales)	(554,348)
Transfers in and/or out of Level 3	—

Balance as of 10/31/2009	$1,965,709

See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
CORPORATE BOND PORTFOLIO
Portfolio of Investments — October 31, 2009
(unaudited)

Asset Backed Securities — 0.0%	Shares/ Principal Amount	Market Value (Note 1)

DIVERSIFIED FINANCIAL SERVICES — 0.0%
125 Home Loan Owner Trust Series 1998-1A, Class B1 9.26% due 02/15/29*(15)	$20,523	$17,034
SMFC Trust Series 1997-A, Class B1-4 5.29% due 01/20/35*(2)(3)(15)	4,786	2,775

TOTAL ASSET BACKED SECURITIES (cost $25,009)		19,809

Convertible Bonds & Notes — 0.2%

DISTRIBUTION/WHOLESALE — 0.2%
School Specialty, Inc. Senior Sub. Notes 3.75% due 08/01/23(4)	1,575,000	1,520,663

REAL ESTATE INVESTMENT TRUSTS — 0.0%
Prologis Senior Notes 2.25% due 04/01/37	430,000	392,283

TOTAL CONVERTIBLE BONDS & NOTES (cost $1,686,697)		1,912,946

U.S. Corporate Bonds & Notes — 80.4%

ADVERTISING AGENCIES — 0.1%
The Interpublic Group of Cos., Inc. Senior Notes 10.00% due 07/15/17	1,100,000	1,182,500

ADVERTISING SALES — 0.3%
Lamar Media Corp Company Guar. Notes 7.25% due 01/01/13	725,000	712,313
Lamar Media Corp. Company Guar. Notes Series B 6.63% due 08/15/15	550,000	519,750
Lamar Media Corp. Senior Notes 6.63% due 08/15/15	1,275,000	1,204,875

		2,436,938

ADVERTISING SERVICES — 0.7%
Visant Holding Corp. Company Guar. Notes 7.63% due 10/01/12	1,000,000	1,006,250
Visant Holding Corp. Senior Notes 8.75% due 12/01/13	4,550,000	4,652,375
Visant Holding Corp. Senior Notes 10.25% due 12/01/13(4)	825,000	849,750
WDAC Subsidiary Corp. Senior Notes 8.38% due 12/01/14*(8)	1,150,000	138,000

		6,646,375

AEROSPACE/DEFENSE — 1.0%
BAE Systems Holdings, Inc. Company Guar. Notes 5.20% due 08/15/15*	4,020,000	4,189,238
Boeing Co. Notes 5.13% due 02/15/13	1,000,000	1,081,222
Boeing Co. Debentures 8.75% due 09/15/31	900,000	1,218,196
Hawker Beechcraft Acquisition Co. LLC Company Guar. Notes 9.75% due 04/01/17	500,000	333,750
Lockheed Martin Corp. Company Guar. Notes 7.65% due 05/01/16	2,000,000	2,421,242

		9,243,648

AEROSPACE/DEFENSE-EQUIPMENT — 0.3%
Alliant Techsystems, Inc. Company Guar. Notes 6.75% due 04/01/16	1,175,000	1,154,438
Sequa Corp Senior Notes 13.50% due 12/01/15*(5)	413,184	334,679
Sequa Corp. Senior Notes 11.75% due 12/01/15*	800,000	680,000
TransDigm, Inc. Company Guar. Notes 7.75% due 07/15/14	1,150,000	1,155,750

		3,324,867

AGRICULTURAL CHEMICALS — 0.1%
Terra Capital, Inc. Senior Notes 7.75% due 11/01/19*	750,000	753,750
The Mosaic Co. Senior Notes 7.63% due 12/01/16*	525,000	565,185

		1,318,935

AIRLINES — 0.3%
Southwest Airlines Co. Notes 6.50% due 03/01/12	1,320,000	1,387,247
Southwest Airlines Co. Debentures 7.38% due 03/01/27	1,215,000	1,130,333

		2,517,580

APPLIANCES — 0.4%
ALH Finance LLC/ALH Finance Corp. Senior Sub. Notes 8.50% due 01/15/13	1,125,000	1,096,875
Whirlpool Corp. Senior Notes 5.50% due 03/01/13	2,730,000	2,810,374

		3,907,249

APPLICATIONS SOFTWARE — 0.3%
Serena Software, Inc. Company Guar. Notes 10.38% due 03/15/16	1,400,000	1,344,000
SS&C Technologies, Inc. Company Guar. Notes 11.75% due 12/01/13	1,525,000	1,601,250

		2,945,250

AUTO-CARS/LIGHT TRUCKS — 0.6%
Daimler Finance North America LLC Company Guar. Notes 6.50% due 11/15/13	4,620,000	5,029,803
General Motors Corp. Notes 7.20% due 01/15/11†(6)(7)	1,000,000	145,000
General Motors Corp. Debentures 7.40% due 09/01/25†(6)(7)	2,800,000	399,000
General Motors Corp. Notes 9.45% due 11/01/11†(6)(7)	250,000	36,250

		5,610,053

AUTO-HEAVY DUTY TRUCKS — 0.0%
Navistar International Corp. Senior Notes 8.25% due 11/01/21	325,000	317,281

AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL — 0.3%
Cooper-Standard Automotive, Inc. Company Guar. Notes 8.38% due 12/15/14†(6)(7)	750,000	120,000
Tenneco Automotive, Inc. Company Guar. Notes 8.63% due 11/15/14	875,000	824,688
United Components, Inc. Senior Sub. Notes 9.38% due 06/15/13	1,750,000	1,658,125

		2,602,813

AUTO/TRUCK PARTS & EQUIPMENT-REPLACEMENT — 0.0%
Affinia Group, Inc. Senior Sec. Notes 10.75% due 08/15/16*	75,000	82,313

BANKS-COMMERCIAL — 1.9%
Colonial Bank NA Sub. Notes 6.38% due 12/01/15†(6)(7)	1,236,000	6,180
Hudson United Bank Sub. Notes 7.00% due 05/15/12	1,000,000	1,075,324
M&T Bank Corp. Senior Notes 5.38% due 05/24/12	2,020,000	2,083,353
Manufacturers & Traders Trust Co. Sub. Notes 5.63% due 12/01/21(10)	2,235,000	1,807,120
Marshall & Ilsley Bank Notes 4.40% due 03/15/10	2,500,000	2,494,400
Marshall & Ilsley Corp. Notes 5.35% due 04/01/11	2,500,000	2,419,780
US Bank NA. Sub. Notes 4.95% due 10/30/14	3,690,000	3,967,949
Wachovia Bank NA Sub. Notes 4.80% due 11/01/14	2,000,000	2,027,174
Wachovia Bank NA Sub. Notes 4.88% due 02/01/15	1,350,000	1,384,614
Zions Bancorp. Sub. Notes 5.50% due 11/16/15	1,490,000	1,163,695

		18,429,589

BANKS-FIDUCIARY — 0.4%
Northern Trust Corp. Senior Notes 4.63% due 05/01/14	610,000	654,678
Northern Trust Corp. Senior Notes 5.30% due 08/29/11	750,000	801,453
Wilmington Trust Corp. Notes 8.50% due 04/02/18	2,850,000	2,868,283

		4,324,414

BANKS-SUPER REGIONAL — 1.1%
Banc One Corp. Sub. Debentures 8.00% due 04/29/27	460,000	550,942
Capital One Financial Corp. Senior Notes 7.38% due 05/23/14	2,950,000	3,348,203
PNC Funding Corp. Bank Guar. Notes 4.25% due 09/21/15	1,000,000	1,003,073
PNC Funding Corp. Bank Guar. Notes 5.63% due 02/01/17	1,360,000	1,341,145
Wachovia Corp. Notes 5.75% due 02/01/18	4,020,000	4,201,145

		10,444,508

BEVERAGES-NON-ALCOHOLIC — 0.1%
Bottling Group LLC Senior Notes 5.50% due 04/01/16	760,000	830,385

BEVERAGES-WINE/SPIRITS — 0.2%
Constellation Brands, Inc. Company Guar. Notes 8.38% due 12/15/14	1,375,000	1,450,625

BROADCAST SERVICES/PROGRAM — 0.1%
Nexstar Broadcasting, Inc. Company Guar. Notes 7.00% due 01/15/14	400,000	269,000
Nexstar Broadcasting, Inc. Company Guar. Notes 7.00% due 01/15/14*(5)	1,196,006	801,324
XM Satellite Radio, Inc. Senior Sec. Notes 11.25% due 06/15/13*	125,000	131,250

		1,201,574

BUILDING & CONSTRUCTION PRODUCTS-MISC. — 0.4%
Associated Materials LLC/Associated Materials Finance, Inc. Senior Sec. Notes 9.88% due 11/15/16*	50,000	51,250
Interline Brands, Inc. Senior Sub. Notes 8.13% due 06/15/14	1,025,000	1,009,625
Louisiana Pacific Corp. Senior Notes 8.88% due 08/15/10	1,210,000	1,228,150
Nortek, Inc. Senior Sub. Notes 8.50% due 09/01/14†(6)(7)	375,000	270,937
Nortek, Inc. Senior Notes 10.00% due 12/01/13†(7)	450,000	455,625
Ply Gem Industries, Inc. Senior Notes 11.75% due 06/15/13	700,000	656,250

		3,671,837

BUILDING & CONSTRUCTION-MISC. — 0.1%
Esco Corp. Senior Notes 8.63% due 12/15/13*	975,000	962,813

BUILDING PRODUCTS-WOOD — 0.5%
Masco Corp. Senior Bonds 4.80% due 06/15/15	5,500,000	5,002,464

CABLE/SATELLITE TV — 2.8%
CCH II LLC/CCH II Capital Corp. Senior Notes 10.25% due 09/15/10†(6)(7)	725,000	877,250
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 8.75% due 11/15/13†(6)(7)	1,225,000	1,338,312
Comcast Corp. Company Guar. Notes 5.70% due 05/15/18	3,420,000	3,579,222
Comcast Corp. Company Guar. Notes 6.50% due 01/15/17	748,000	815,903
Comcast Corp. Company Guar. Notes 7.05% due 03/15/33	1,350,000	1,464,823
COX Communications, Inc. Senior Notes 5.45% due 12/15/14	5,335,000	5,726,600
COX Communications, Inc. Notes 7.13% due 10/01/12	1,950,000	2,188,255
DISH DBS Corp. Company Guar. Notes 6.63% due 10/01/14	1,900,000	1,852,500
Rainbow National Services LLC Senior Sub. Debentures 10.38% due 09/01/14*	1,353,000	1,420,650
Time Warner Cable, Inc. Company Guar. Notes 5.85% due 05/01/17	2,450,000	2,575,354
Time Warner Cable, Inc. Company Guar. Notes 6.75% due 06/15/39	1,710,000	1,811,093
Time Warner Cable, Inc. Company Guar. Notes 8.25% due 04/01/19	2,340,000	2,814,821
Time Warner Cable, Inc. Company Guar. Notes 8.75% due 02/14/19	490,000	604,369

		27,069,152

CASINO HOTELS — 1.1%
Ameristar Casinos, Inc. Senior Notes 9.25% due 06/01/14*	1,175,000	1,222,000
Harrah’s Operating Co., Inc. Senior Sec. Notes 11.25% due 06/01/17*	425,000	433,500
Harrahs Entertainment, Inc. Senior Sec. Notes 11.25% due 06/01/17*	950,000	969,000
MGM Mirage, Inc. Senior Notes 5.88% due 02/27/14	1,950,000	1,423,500
MGM Mirage, Inc. Company Guar. Notes 7.50% due 06/01/16	725,000	554,625
MGM Mirage, Inc. Company Guar. Notes 8.38% due 02/01/11	1,400,000	1,277,500
MGM Mirage, Inc. Senior Notes 10.38% due 05/15/14*	125,000	133,125
MGM Mirage, Inc. Senior Sec. Notes 11.13% due 11/15/17*	250,000	275,000
MGM Mirage, Inc. Senior Notes 13.00% due 11/15/13	550,000	624,250
San Pasqual Casino Development Group Notes 8.00% due 09/15/13*	825,000	783,750
Seminole Hard Rock Entertainment, Inc. Sec. Notes 2.80% due 03/15/14*(10)	1,400,000	1,127,000
Wynn Las Vegas LLC 1st Mtg. Bonds 6.63% due 12/01/14	1,700,000	1,615,000

Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 1st Mtg. Notes 7.88% due 11/01/17*	300,000	294,750

		10,733,000

CASINO SERVICES — 0.5%
American Casino & Entertainment Properties, LLC Senior Sec. Notes 11.00% due 06/15/14*	975,000	858,000
Fontainebleau Las Vegas Holdings LLC/Fontainebleau Las Vegas Capital Corp. Mtg. Backed Notes 10.25% due 06/15/15†*(6)(7)	925,000	32,375
Herbst Gaming, Inc. Company Guar. Notes 7.00% due 11/15/14†(6)(7)(8)(9)	625,000	34,375
Indianapolis Downs LLC & Capital Corp. Senior Sec. Notes 11.00% due 11/01/12*	1,725,000	1,104,000
Indianapolis Downs LLC & Capital Corp. Senior Sub. Notes 15.50% due 11/01/13*(11)	101,133	33,374
Peninsula Gaming LLC Senior Sec. Notes 8.38% due 08/15/15*	600,000	595,500
Peninsula Gaming LLC Senior Notes 10.75% due 08/15/17*	850,000	843,625
Tunica-Biloxi Gaming Authority Senior Notes 9.00% due 11/15/15*	1,150,000	1,024,937

		4,526,186

CELLULAR TELECOM — 1.4%
AT&T Mobility LLC Senior Notes 6.50% due 12/15/11	1,000,000	1,099,205
Centennial Communications Corp. Senior Notes 6.04% due 01/01/13(10)	950,000	942,875
Centennial Communications Corp. Senior Notes 10.00% due 01/01/13	696,000	733,410
Centennial Communications Corp./Cellular Operating Co., LLC Senior Notes 8.13% due 02/01/14	300,000	310,125
MetroPCS Wireless, Inc. Company Guar. Notes 9.25% due 11/01/14	2,525,000	2,543,937
New Cingular Wireless Services, Inc. Senior Notes 8.75% due 03/01/31	4,750,000	6,263,340
Nextel Communications, Inc. Senior Notes 7.38% due 08/01/15	1,650,000	1,462,313

		13,355,205

CHEMICALS-DIVERSIFIED — 1.1%
E.I. Du Pont de Nemours & Co. Senior Notes 5.00% due 01/15/13	3,630,000	3,923,827
E.I. Du Pont de Nemours & Co. Senior Notes 6.00% due 07/15/18	1,000,000	1,122,968
Rohm & Haas Co. Notes 6.00% due 09/15/17	1,400,000	1,413,566
Solutia, Inc. Company Guar. Notes 8.75% due 11/01/17	750,000	778,125
The Dow Chemical Co. Senior Notes 8.55% due 05/15/19	3,030,000	3,459,118
Union Carbide Chemical & Plastics Co., Inc. Debentures 7.88% due 04/01/23	225,000	195,187
Union Carbide Corp. Debentures 7.50% due 06/01/25	75,000	64,500

		10,957,291

CHEMICALS-PLASTICS — 0.1%
Hexion US Finance Corp. Senior Sec. Notes 9.75% due 11/15/14	1,125,000	956,250

CHEMICALS-SPECIALTY — 0.9%
Albemarle Corp. Senior Notes 5.10% due 02/01/15	3,440,000	3,357,949
Ashland, Inc. Company Guar. Notes 9.13% due 06/01/17*	250,000	270,000
Chemtura Corp. Company Guar. Notes 6.88% due 06/01/16†(6)(7)(8)(9)	1,375,000	1,447,188
Huntsman International LLC Company Guar. Notes 5.50% due 06/30/16*	875,000	756,875
Nalco Co. Senior Sub. Notes 8.88% due 11/15/13	2,450,000	2,523,500

		8,355,512

COATINGS/PAINT — 0.4%
RPM International, Inc. Senior Notes 6.13% due 10/15/19	1,875,000	1,882,485
RPM International, Inc. Senior Notes 6.50% due 02/15/18	2,350,000	2,381,187

		4,263,672

COMMERCIAL SERVICES — 0.3%
Ceridian Corp. Senior Notes 11.25% due 11/15/15	1,400,000	1,347,500
Altegrity, Inc. Company Guar. Notes 10.25% due 11/01/15*	1,050,000	892,500
Altegrity, Inc. Company Guar. Notes 11.75% due 05/01/16*	700,000	556,500

		2,796,500

COMMERCIAL SERVICES-FINANCE — 0.3%
Global Cash Finance Corp. Senior Sub. Notes 8.75% due 03/15/12	1,150,000	1,144,250
iPayment, Inc. Company Guar. Notes 9.75% due 05/15/14	975,000	711,750
Lender Processing Services, Inc. Company Guar. Notes 8.13% due 07/01/16	1,125,000	1,184,062

		3,040,062

COMPUTER SERVICES — 0.8%
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	1,825,000	1,806,750
Stream Global Services, Inc. Senior Sec. Notes 11.25% due 10/01/14*	1,050,000	1,039,500
Sungard Data Systems, Inc. Company Guar. Notes 10.25% due 08/15/15	1,750,000	1,804,687
Sungard Data Systems, Inc. Senior Notes 10.63% due 02/28/14*	2,000,000	2,160,000
Unisys Corp. Senior Notes 12.50% due 01/15/16	550,000	506,000

		7,316,937

COMPUTERS — 0.3%
Dell, Inc. Debentures 7.10% due 04/15/28	1,000,000	1,095,722
Hewlett-Packard Co. Senior Notes 6.13% due 03/01/14	1,780,000	2,002,423

		3,098,145

COMPUTERS-INTEGRATED SYSTEMS — 0.1%
Activant Solutions, Inc. Company Guar. Notes 9.50% due 05/01/16	1,100,000	1,001,000

CONSUMER PRODUCTS-MISC. — 0.7%
American Achievement Corp. Company Guar. Notes 8.25% due 04/01/12*(5)	1,400,000	1,386,000
Central Garden and Pet Co. Company Guar. Notes 9.13% due 02/01/13	1,150,000	1,164,375
Jarden Corp. Company Guar. Notes 7.50% due 05/01/17	2,350,000	2,314,750
Yankee Acquisition Corp. Company Guar. Notes 8.50% due 02/15/15	475,000	453,625
Yankee Acquisition Corp. Company Guar. Notes 9.75% due 02/15/17	1,750,000	1,649,375

		6,968,125

CONTAINERS-METAL/GLASS — 0.4%
Crown Americas LLC Senior Notes 7.75% due 11/15/15	1,650,000	1,683,000
Crown Americas LLC/Crown Americas Capital Corp. II Senior Notes 5.63% due 05/15/17*	225,000	230,625
Greif, Inc. Senior Notes 7.75% due 07/23/19*	150,000	153,750
Owens-Brockway Glass Container, Inc. Company Guar. Notes 8.25% due 05/15/13	1,325,000	1,351,500
Russell-Stanley Holdings, Inc. Senior Sub. Notes 9.00% due 11/30/08†*(6)(7)(8)(9)(15)	13,694	635

		3,419,510

CONTAINERS-PAPER/PLASTIC — 0.5%
Berry Plastics Holding Corp. Sec. Notes 8.88% due 09/15/14	1,275,000	1,182,562
Graphic Packaging International, Inc. Senior Sub. Notes 9.50% due 08/15/13	2,000,000	2,052,500
Rock-Tenn Co. Company Guar. Notes 9.25% due 03/15/16	1,375,000	1,471,250
Sealed Air Corp. Senior Notes 7.88% due 06/15/17*	250,000	260,510
Solo Cup Co. Senior Sec. Notes 10.50% due 11/01/13*	150,000	159,000

		5,125,822

DATA PROCESSING/MANAGEMENT — 0.5%
First Data Corp. Company Guar. Notes 9.88% due 09/24/15	1,425,000	1,314,563
Fiserv, Inc. Company Guar. Notes 6.80% due 11/20/17	3,120,000	3,490,328

		4,804,891

DIAGNOSTIC KITS — 0.1%
Inverness Medical Innovations, Inc. Senior Notes 7.88% due 02/01/16	525,000	517,125
Inverness Medical Innovations, Inc. Senior Sub. Notes 9.00% due 05/15/16	875,000	888,125

		1,405,250

DIRECT MARKETING — 0.0%
Affinity Group, Inc. Company Guar. Notes 9.00% due 02/15/12(8)(9)(16)	200,000	139,000
Affinity Group, Inc. Senior Notes 10.88% due 02/15/12(5)(6)(8)(9)(16)	386,559	154,624

		293,624

DISTRIBUTION/WHOLESALE — 0.7%
Baker & Taylor, Inc. Company Guar. Notes 11.50% due 07/01/13*	900,000	370,125
Kar Holdings, Inc. Senior Notes 10.00% due 05/01/15	2,125,000	2,178,125
Nebraska Book Co., Inc. Senior Sub. Notes 8.63% due 03/15/12	2,225,000	1,891,250
Nebraska Book Co., Inc. Senior Sec. Notes 10.00% due 12/01/11*	675,000	680,062
SGS International, Inc. Company Guar. Notes 12.00% due 12/15/13	2,250,000	2,137,500

		7,257,062

DIVERSIFIED BANKING INSTITUTIONS — 5.6%
Bank of America Corp. Senior Notes 5.38% due 06/15/14	6,000,000	6,276,672
Bank of America Corp. Senior Notes 7.63% due 06/01/19	1,000,000	1,153,911
Citigroup, Inc. Senior Notes 6.88% due 03/05/38	4,440,000	4,618,426
GMAC LLC Company Guar. Notes 6.88% due 09/15/11*	3,660,000	3,513,600
GMAC LLC Company Guar. Notes 7.00% due 02/01/12*	2,125,000	2,029,375
GMAC LLC Company Guar. Notes 8.00% due 11/01/31*	1,412,000	1,207,260
JP Morgan Chase & Co. Sub. Notes 5.13% due 09/15/14	8,000,000	8,466,776
JP Morgan Chase & Co. Senior Notes 6.00% due 01/15/18	5,830,000	6,241,930
Morgan Stanley Notes 5.30% due 03/01/13	2,000,000	2,115,550
Morgan Stanley Senior Notes 5.95% due 12/28/17	2,130,000	2,190,281
Morgan Stanley Senior Notes 6.00% due 04/28/15	1,980,000	2,118,659
Morgan Stanley Senior Notes 6.63% due 04/01/18	3,090,000	3,311,979
Morgan Stanley Senior Notes 7.30% due 05/13/19	5,000,000	5,601,980
The Goldman Sachs Group, Inc. Senior Notes 5.13% due 01/15/15	1,000,000	1,053,635
The Goldman Sachs Group, Inc. Senior Notes 6.00% due 05/01/14	900,000	989,429
The Goldman Sachs Group, Inc. Senior Notes 6.15% due 04/01/18	2,940,000	3,132,908
The Goldman Sachs Group, Inc. Notes 6.60% due 01/15/12	50,000	54,450

		54,076,821

DIVERSIFIED FINANCIAL SERVICES — 1.6%
General Electric Capital Corp. Notes 3.50% due 08/13/12	1,740,000	1,788,292
General Electric Capital Corp. Notes 4.25% due 06/15/12	1,500,000	1,565,388
General Electric Capital Corp. Notes 5.63% due 05/01/18	8,580,000	8,830,536
ZFS Finance USA Trust I Bonds 6.15% due 12/15/65*(10)	3,650,000	3,248,500

		15,432,716

DIVERSIFIED MANUFACTURING OPERATIONS — 0.8%
Dover Corp. Senior Notes 5.45% due 03/15/18	2,400,000	2,588,546
Harsco Corp. Senior Notes 5.75% due 05/15/18	1,650,000	1,701,535
Ingersoll Rand Global Holding Co. Company Guar. Notes 6.88% due 08/15/18	1,670,000	1,847,641
KI Holdings, Inc. Senior Notes 1.00% due 11/15/14(4)	375,000	375,000

SPX Corp. Senior Notes 7.63% due 12/15/14	1,325,000	1,364,750

		7,877,472

DIVERSIFIED OPERATIONS — 0.3%
American Achievement Group Holding Senior Notes 16.75% due 10/01/12(5)	161,204	114,455
Kansas City Southern Railway Co. Senior Notes 8.00% due 06/01/15	825,000	845,625
Kansas City Southern Railway Co. Company Guar. Notes 13.00% due 12/15/13	400,000	459,000
Nebco Evans Holding, Co. Senior Notes 12.38% due 07/15/07†(8)(9)(15)	125,000	0
Reynolds Group DL Escrow, Inc./Reynolds Group Escrow LLC Senior Sec. Notes 7.75% due 10/15/16*	725,000	721,375
Spectrum Brands, Inc. Senior Sub. Notes 12.00% due 08/28/19(11)	1,275,000	1,211,250

		3,351,705

DIVERSIFIED OPERATIONS/COMMERCIAL SERVICES — 0.3%
ARAMARK Corp. Company Guar. Notes 3.98% due 02/01/15(10)	300,000	265,500
ARAMARK Corp. Company Guar. Notes 8.50% due 02/01/15	2,600,000	2,626,000

		2,891,500

ELECTRIC PRODUCTS-MISC. — 0.1%
Emerson Electric Co. Notes 4.88% due 10/15/19	980,000	1,031,682

ELECTRIC-DISTRIBUTION — 0.3%
Ameren Union Electric Co. Senior Notes 6.00% due 04/01/18	2,360,000	2,521,601

ELECTRIC-GENERATION — 0.4%
Edison Mission Energy Senior Notes 7.00% due 05/15/17	550,000	444,125
Edison Mission Energy Senior Notes 7.75% due 06/15/16	1,550,000	1,333,000
Great River Energy 1st Mtg. Bonds 5.83% due 07/01/17*	2,134,733	2,283,503

		4,060,628

ELECTRIC-INTEGRATED — 4.5%
Appalachian Power Co. Senior Notes 7.95% due 01/15/20	2,420,000	2,900,431
Cleveland Electric Illuminating Co. Senior Notes 5.95% due 12/15/36	1,145,000	1,080,950
Commonwealth Edison Co. 1st Mtg. Bonds 5.80% due 03/15/18	5,110,000	5,515,979
Commonwealth Edison Co. 1st Mtg. Notes 6.15% due 09/15/17	820,000	906,324
Consolidated Edison Co. of New York, Inc. Senior Notes 6.65% due 04/01/19	1,525,000	1,762,507
Dominion Resources, Inc Senior Notes 5.95% due 06/15/35	1,500,000	1,552,970
Duke Energy Indiana, Inc. 1st Mtg. Bonds 6.35% due 08/15/38	460,000	532,063
Exelon Generation Co. LLC Notes 5.35% due 01/15/14	1,000,000	1,061,985
FirstEnergy Solutions Corp. Company Guar. Notes 4.80% due 02/15/15*	2,990,000	3,064,170
FirstEnergy Solutions Corp. Company Guar. Notes 6.05% due 08/15/21*	2,340,000	2,410,953
FPL Energy National Wind Portfolio LLC Sec. Notes 6.13% due 03/25/19*	369,848	338,303
FPL Group Capital, Inc. Company Guar. Notes 7.88% due 12/15/15	280,000	340,194
Midamerican Energy Co. Notes 4.65% due 10/01/14	800,000	850,824
Midamerican Energy Holdings Co. Senior Notes 5.95% due 05/15/37	4,750,000	4,936,841
Pacific Gas & Electric Co. Senior Notes 4.80% due 03/01/14	1,000,000	1,064,562
PPL Energy Supply LLC Senior Notes 6.00% due 12/15/36	1,540,000	1,417,410
Progress Energy, Inc. Senior Notes 7.05% due 03/15/19	1,640,000	1,896,526
PSEG Power LLC Company Guar. Notes 7.75% due 04/15/11	1,000,000	1,079,343
PSI Energy, Inc. Senior Notes 6.05% due 06/15/16	2,335,000	2,555,006

Sierra Pacific Resources Senior Notes 6.75% due 08/15/17	725,000	712,378
Texas Competitive Electric Holdings Co., LLC Company Guar. Notes, Series A 10.25% due 11/01/15	3,900,000	2,769,000
Virginia Electric & Power Co. Senior Notes 5.00% due 06/30/19	810,000	843,836
Virginia Electric and Power Co. Senior Notes 5.10% due 11/30/12	630,000	683,782
Westar Energy, Inc. 1st Mtg. Bonds 5.88% due 07/15/36	860,000	814,450
Westar Energy, Inc. 1st Mtg. Bonds 6.00% due 07/01/14	2,000,000	2,164,902

		43,255,689

ELECTRONIC COMPONENTS-SEMICONDUCTORS — 0.1%
Freescale Semiconductor, Inc. Company Guar. Notes 8.88% due 12/15/14	750,000	609,375
Freescale Semiconductor, Inc. Company Guar. Notes 9.13% due 12/15/14(11)	1,297,828	973,371

		1,582,746

ELECTRONIC CONNECTORS — 0.3%
Thomas & Betts Corp. Notes 7.25% due 06/01/13	2,425,000	2,479,870

ELECTRONIC MEASUREMENT INSTRUMENTS — 0.2%
Sensus Metering Systems, Inc. Senior Sub. Notes 8.63% due 12/15/13	1,575,000	1,575,000

ELECTRONICS-MILITARY — 0.4%
L-3 Communications Corp. Senior Sub. Notes 5.88% due 01/15/15	300,000	291,750
L-3 Communications Corp. Company Guar. Notes 6.13% due 07/15/13	725,000	730,438
L-3 Communications Corp. Company Guar. Notes 6.13% due 01/15/14	1,875,000	1,856,250
L-3 Communications Corp. Company Guar. Notes 6.38% due 10/15/15	875,000	864,062

		3,742,500

ENGINES-INTERNAL COMBUSTION — 0.1%
Briggs & Stratton Corp. Company Guar. Notes 8.88% due 03/15/11	960,000	1,010,400

ENTERPRISE SOFTWARE/SERVICE — 0.1%
BMC Software, Inc. Senior Notes 7.25% due 06/01/18	1,175,000	1,264,924

FINANCE-AUTO LOANS — 1.3%
American Honda Finance Corp. Notes 4.63% due 04/02/13*	2,860,000	2,928,391
Ford Motor Credit Co. LLC Senior Notes 7.25% due 10/25/11	2,375,000	2,329,393
Ford Motor Credit Co. LLC Senior Notes 8.00% due 12/15/16	1,025,000	990,160
Ford Motor Credit Co. LLC Senior Notes 9.88% due 08/10/11	3,925,000	4,014,785
Nissan Motor Acceptance Corp. Senior Notes 5.63% due 03/14/11*	2,210,000	2,266,512

		12,529,241

FINANCE-COMMERCIAL — 0.4%
Textron Financial Corp. Senior Notes 5.40% due 04/28/13	2,300,000	2,272,110
Textron Financial Corp. Junior Sub. Bonds 6.00% due 02/15/67*(10)	2,400,000	1,575,000

		3,847,110

FINANCE-CONSUMER LOANS — 1.0%
HSBC Finance Capital Trust IX Company Guar. Bonds 5.91% due 11/30/35(10)	3,700,000	2,923,000
HSBC Finance Corp. Notes 4.75% due 04/15/10	860,000	872,427
HSBC Finance Corp. Notes 5.00% due 06/30/15	5,570,000	5,786,578

		9,582,005

FINANCE-CREDIT CARD — 1.8%
American Express Co. Senior Notes 4.88% due 07/15/13	1,600,000	1,672,720
American Express Co. Senior Notes 8.13% due 05/20/19	4,330,000	5,181,828
American Express Credit Corp. Senior Notes 5.13% due 08/25/14	1,500,000	1,580,255
American Express Credit Corp. Senior Notes 5.88% due 05/02/13	4,220,000	4,528,925
Capital One Bank USA NA Sub. Notes 8.80% due 07/15/19	3,250,000	3,849,365

MBNA Corp. Senior Notes 7.50% due 03/15/12	1,000,000	1,094,243

		17,907,336

FINANCE-INVESTMENT BANKER/BROKER — 1.4%
Credit Suisse USA, Inc. Senior Notes 5.50% due 08/16/11	230,000	246,071
Goldman Sachs Capital I Company Guar. Notes 6.35% due 02/15/34	1,500,000	1,420,927
Jefferies Group, Inc. Senior Notes 8.50% due 07/15/19	3,870,000	4,202,708
Lehman Brothers Holdings, Inc. Bonds 7.88% due 08/15/10†(6)(7)	4,250,000	669,375
Raymond James Financial, Inc. Senior Notes 8.60% due 08/15/19	2,650,000	2,888,500
The Bear Stearns Cos., Inc. Senior Notes 7.25% due 02/01/18	3,810,000	4,357,935

		13,785,516

FINANCE-OTHER SERVICES — 1.0%
American Real Estate Partners Company Guar. Notes 7.13% due 02/15/13	450,000	442,125
National Rural Utilities Cooperative Finance Corp. Senior Notes 5.50% due 07/01/13	2,120,000	2,306,927
National Rural Utilities Cooperative Finance Corp Notes 5.45% due 02/01/18	2,620,000	2,772,604
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. Senior Notes 9.25% due 04/01/15	725,000	732,250
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. Senior Notes 10.63% due 04/01/17	1,175,000	1,198,500
TIAA Global Markets, Inc. Notes 4.95% due 07/15/13*	2,470,000	2,615,934

		10,068,340

FINANCIAL GUARANTEE INSURANCE — 0.0%
MBIA, Inc. Debentures 6.63% due 10/01/28	250,000	92,548

FISHERIES — 0.0%
ASG Consolidated LLC/ASG Finance, Inc. Senior Notes 11.50% due 11/01/11(4)	225,000	219,938

FOOD-DAIRY PRODUCTS — 0.2%
Dean Foods Co. Company Guar. Notes 7.00% due 06/01/16	1,625,000	1,576,250

FOOD-MEAT PRODUCTS — 0.3%
Smithfield Foods, Inc. Senior Notes 7.75% due 05/15/13	825,000	738,375
Smithfield Foods, Inc. Senior Notes 7.75% due 07/01/17	950,000	774,250
Smithfield Foods, Inc. Senior Sec. Notes 10.00% due 07/15/14*	425,000	446,250
Tyson Foods, Inc. Senior Notes 10.50% due 03/01/14	475,000	541,500

		2,500,375

FOOD-MISC. — 1.2%
B&G Foods Holding Corp. Senior Notes 8.00% due 10/01/11	875,000	888,125
B&G Foods, Inc. Company Guar. Notes 12.00% due 10/30/16(1)	82,200	622,994
Del Monte Corp. Company Guar. Notes 6.75% due 02/15/15	600,000	598,500
General Mills, Inc. Notes 5.70% due 02/15/17	2,370,000	2,585,781
Kraft Foods, Inc. Notes 5.25% due 10/01/13	2,500,000	2,651,678
Kraft Foods, Inc. Senior Notes 6.13% due 02/01/18	510,000	540,546
M-Foods Holdings, Inc. Senior Notes 9.75% due 10/01/13*	775,000	800,188
Michael Foods, Inc. Senior Sub. Notes 8.00% due 11/15/13	1,700,000	1,729,750
Ralcorp Holdings, Inc. Senior Notes 6.63% due 08/15/39*	1,030,000	1,057,757

		11,475,319

FOOD-RETAIL — 0.2%
Jitney-Jungle Stores of America, Inc. Company Guar. Notes 10.38% due 09/15/07†(8)(9)(15)	125,000	0
SUPERVALU, Inc. Senior Notes 8.00% due 05/01/16	700,000	710,500

The Kroger Co. Senior Notes 6.90% due 04/15/38	1,290,000	1,498,521

		2,209,021

FORESTRY — 0.2%
Weyerhaeuser Co. Senior Notes 7.38% due 03/15/32	2,175,000	1,995,495

GAMBLING (NON-HOTEL) — 0.4%
Great Canadian Gaming Corp. Company Guar. Notes 7.25% due 02/15/15*	1,450,000	1,384,750
Jacobs Entertainment, Inc. Company Guar. Bonds 9.75% due 06/15/14	1,425,000	1,296,750
Shingle Springs Tribal Gaming Authority Senior Notes 9.38% due 06/15/15*	1,100,000	781,000

		3,462,500

GAS-DISTRIBUTION — 0.6%
Atmos Energy Corp. Senior Notes 5.13% due 01/15/13	1,510,000	1,577,067
Atmos Energy Corp. Senior Notes 8.50% due 03/15/19	230,000	282,949
Sempra Energy Senior Notes 6.00% due 10/15/39	1,170,000	1,172,219
Sempra Energy Senior Notes 6.50% due 06/01/16	2,230,000	2,449,133

		5,481,368

GOLD MINING — 0.3%
Newmont Mining Corp. Company Guar. Notes 5.88% due 04/01/35	2,960,000	2,768,592

GOLF — 0.0%
True Temper Sports, Inc. Company Guar. Notes 8.38% due 09/15/11†(6)(8)(9)	450,000	45

HEALTH CARE COST CONTAINMENT — 0.2%
Viant Holdings, Inc. Company Guar. Notes 9.88% due 07/15/17*	1,780,000	1,691,000

HOME FURNISHINGS — 0.3%
Norcraft Holdings LP/Norcraft Capital Corp. Senior Notes 9.75% due 09/01/12(4)	800,000	754,000
Sealy Mattress Co. Senior Sub. Notes 8.25% due 06/15/14	1,550,000	1,503,500
Sealy Mattress Co. Senior Sec. Notes 10.88% due 04/15/16*	475,000	532,000

		2,789,500

HOTEL/MOTELS — 0.1%
Wyndham Worldwide Corp. Senior Notes 6.00% due 12/01/16	1,470,000	1,338,231

INDEPENDENT POWER PRODUCERS — 0.3%
NRG Energy, Inc. Company Guar. Notes 7.25% due 02/01/14	2,150,000	2,133,875
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	1,000,000	993,750

		3,127,625

INSTRUMENTS-SCIENTIFIC — 0.3%
Thermo Electron Corp. Senior Notes 5.00% due 06/01/15	2,584,000	2,722,890

INSURANCE-LIFE/HEALTH — 1.1%
Pacific Life Corp. Bonds 6.60% due 09/15/33*	2,700,000	2,434,676
Pacific Life Global Funding Notes 5.15% due 04/15/13*	2,350,000	2,463,014
Prudential Financial, Inc. Notes 4.75% due 09/17/15	2,200,000	2,207,834
Prudential Financial, Inc. Senior Notes 5.15% due 01/15/13	1,790,000	1,878,634
Prudential Financial, Inc. Notes 6.63% due 12/01/37	2,130,000	2,152,993

		11,137,151

INSURANCE-MULTI-LINE — 1.1%
Allstate Corp. Senior Notes 5.00% due 08/15/14	2,000,000	2,113,280
CNA Financial Corp. Senior Notes 6.00% due 08/15/11	1,050,000	1,073,307
CNA Financial Corp. Notes 6.50% due 08/15/16	410,000	391,775
Horace Mann Educators Corp. Senior Notes 6.85% due 04/15/16	830,000	816,567
MetLife, Inc. Senior Notes 6.75% due 06/01/16	3,100,000	3,466,553
MetLife, Inc. Junior Sub. Notes 10.75% due 08/01/69	900,000	1,090,714

Nationwide Mutual Insurance Co. Notes 9.38% due 08/05/39*	1,100,000	1,149,255
USF&G Capital II Company Guar. Notes 8.31% due 07/01/46*	250,000	238,346

		10,339,797

INSURANCE-MUTUAL — 1.2%
Liberty Mutual Group, Inc. Notes 5.75% due 03/15/14*	3,600,000	3,408,376
Massachusetts Mutual Life Insurance Co. Notes 8.88% due 06/01/39*	3,350,000	4,080,789
New York Life Insurance Co. Sub. Notes 6.75% due 11/15/39*	2,870,000	2,910,283
Union Central Life Insurance Notes 8.20% due 11/01/26*	1,250,000	895,890

		11,295,338

INSURANCE-PROPERTY/CASUALTY — 0.7%
ACE INA Holdings, Inc. Company Guar. Notes 5.60% due 05/15/15	2,050,000	2,224,935
ACE INA Holdings, Inc. Company Guar. Notes 5.70% due 02/15/17	3,010,000	3,230,820
Travelers Cos., Inc. Senior Notes 5.50% due 12/01/15	775,000	837,098
Travelers Cos., Inc. Jr. Sub. Debentures 6.25% due 03/15/37(10)	725,000	652,500

		6,945,353

INSURANCE-REINSURANCE — 0.7%
Berkshire Hathaway Finance Corp. Company Guar. Notes 4.85% due 01/15/15	5,925,000	6,418,505

INVESTMENT MANAGEMENT/ADVISOR SERVICES — 1.9%
Blackrock, Inc. Senior Notes 6.25% due 09/15/17	7,190,000	7,862,172
Eaton Vance Corp. Senior Notes 6.50% due 10/02/17	1,550,000	1,645,100
FMR Corp. Bonds 7.57% due 06/15/29*	2,200,000	2,393,387
FMR LLC Senior Notes 5.35% due 11/15/21*	1,260,000	1,256,258
FMR LLC Notes 7.49% due 06/15/19*	400,000	452,959
Janus Capital Group, Inc. Notes 6.25% due 06/15/12	750,000	746,248
Janus Capital Group, Inc. Notes 6.70% due 06/15/17	1,450,000	1,378,371
Nuveen Investments, Inc. Senior Notes 5.00% due 09/15/10	430,000	419,250
Nuveen Investments, Inc. Senior Notes 5.50% due 09/15/15	430,000	298,850
Nuveen Investments, Inc. Senior Notes 10.50% due 11/15/15*	2,500,000	2,212,500

		18,665,095

MACHINERY-ELECTRICAL — 0.1%
Baldor Electric Co. Senior Notes 8.63% due 02/15/17	600,000	618,000

MACHINERY-GENERAL INDUSTRIAL — 0.3%
Roper Industries, Inc. Senior Notes 6.25% due 09/01/19	290,000	304,293
Roper Industries, Inc. Senior Notes 6.63% due 08/15/13	2,660,000	2,897,950

		3,202,243

MEDICAL INSTRUMENTS — 0.1%
Accellent, Inc. Company Guar. Notes 10.50% due 12/01/13	1,050,000	1,029,000

MEDICAL PRODUCTS — 0.9%
Covidien International Finance SA Senior Notes 6.55% due 10/15/37	1,400,000	1,631,742
LVB Acquisition Holding LLC Company Guar. Notes 11.63% due 10/15/17	3,000,000	3,288,750
Universal Hospital Services, Inc. Senior Sec. Notes 4.64% due 06/01/15(10)	300,000	252,000
Universal Hospital Services, Inc. Senior Sec. Notes 8.50% due 06/01/15(11)	1,600,000	1,584,000
VWR Funding, Inc. Company Guaranteed Notes 10.25% due 07/15/15(11)	2,475,000	2,314,125

		9,070,617

MEDICAL-BIOMEDICAL/GENE — 0.1%
Bio-Rad Laboratories, Inc. Senior Sub. Notes 6.13% due 12/15/14	600,000	582,000

Talecris Biotherapeutics Holdings Corp. Senior Notes 7.75% due 11/15/16*	225,000	227,813

		809,813

MEDICAL-HMO — 0.9%
Aetna, Inc. Senior Notes 5.75% due 06/15/11	810,000	852,924
CIGNA Corp. Senior Notes 6.35% due 03/15/18	1,635,000	1,614,823
UnitedHealth Group, Inc. Senior Notes 6.00% due 02/15/18	3,300,000	3,461,918
WellPoint, Inc. Senior Notes 5.85% due 01/15/36	760,000	726,628
WellPoint, Inc. Bonds 6.80% due 08/01/12	1,800,000	1,978,862

		8,635,155

MEDICAL-HOSPITALS — 1.3%
AMR HoldCo, Inc./EmCare HoldCo, Inc. Senior Sub. Notes 10.00% due 02/15/15	1,300,000	1,365,000
HCA, Inc. Senior Notes 7.50% due 11/06/33	625,000	515,833
HCA, Inc. Senior Sec. Notes 9.63% due 11/15/16(11)	6,787,000	7,202,704
United Surgical Partners Company Guar. Notes 9.25% due 05/01/17(11)	2,325,000	2,307,562
Vanguard Health Holding Co. II LLC Senior Sub. Notes 9.00% due 10/01/14	1,050,000	1,092,000

		12,483,099

MEDICAL-OUTPATIENT/HOME MEDICAL — 0.2%
CRC Health Corp. Company Guar. Notes 10.75% due 02/01/16	1,200,000	942,000
National Mentor Holdings, Inc. Company Guar. Notes 11.25% due 07/01/14	1,325,000	1,315,063

		2,257,063

METAL PROCESSORS & FABRICATION — 0.0%
Hawk Corp. Senior Notes 8.75% due 11/01/14	200,000	201,000

METAL-ALUMINUM — 0.2%
Alcoa, Inc. Notes 5.55% due 02/01/17	1,470,000	1,451,951

METAL-COPPER — 0.1%
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 8.38% due 04/01/17	1,075,000	1,155,625

MISCELLANEOUS MANUFACTURING — 0.2%
Reddy Ice Holdings, Inc. Senior Notes 10.50% due 11/01/12(4)	1,750,000	1,610,000

MULTIMEDIA — 0.9%
News America Holdings, Inc. Company Guar. Bonds 8.00% due 10/17/16	650,000	760,153
News America Holdings, Inc. Company Guar. Notes 9.25% due 02/01/13	1,000,000	1,173,101
News America, Inc. Company Guar. Bonds 6.65% due 11/15/37	400,000	417,764
News America, Inc. Company Guar. Bonds 7.63% due 11/30/28	1,000,000	1,074,436
Time Warner, Inc. Company Guar. Notes 5.50% due 11/15/11	2,600,000	2,779,587
Time Warner, Inc. Company Guar. Notes 6.75% due 04/15/11	1,600,000	1,709,259
Time Warner, Inc. Company Guar. Notes 6.88% due 05/01/12	1,000,000	1,099,950

		9,014,250

NETWORKING PRODUCTS — 0.1%
Cisco Systems, Inc. Senior Notes 5.50% due 02/22/16	1,010,000	1,110,064

NON-HAZARDOUS WASTE DISPOSAL — 0.4%
Browning-Ferris Industries, Inc. Debentures 9.25% due 05/01/21	375,000	457,854
Republic Services, Inc. Senior Notes 5.50% due 09/15/19*	1,000,000	1,031,263
Republic Services, Inc. Senior Notes 6.75% due 08/15/11	900,000	946,679
Waste Management, Inc. Company Guar. Notes 7.38% due 03/11/19	1,150,000	1,340,719

		3,776,515

OFFICE FURNISHINGS-ORIGINAL — 0.0%
Interface, Inc. Senior Sec. Notes 11.38% due 11/01/13*	75,000	81,000

OIL COMPANIES-EXPLORATION & PRODUCTION — 1.6%
Chesapeake Energy Corp. Company Guar. Notes 6.88% due 01/15/16	3,700,000	3,570,500
Chesapeake Energy Corp. Senior Notes 9.50% due 02/15/15	350,000	378,875
Denbury Resources, Inc. Company Guar. Notes 9.75% due 03/01/16	525,000	563,063
Forest Oil Corp. Company Guar. Bonds 7.25% due 06/15/19	1,125,000	1,049,062
Forest Oil Corp. Senior Notes 8.50% due 02/15/14*	300,000	304,500
Hilcorp Energy I LP Senior Notes 7.75% due 11/01/15*	1,125,000	1,074,375
Linn Energy LLC Company Guar. Notes 11.75% due 05/15/17*	600,000	666,750
Pemex Project Funding Master Trust Company Guar. Notes 5.75% due 12/15/15	800,000	782,000
Pemex Project Funding Master Trust Company Guar. Notes 9.13% due 10/13/10	2,250,000	2,385,000
Plains Exploration & Production Co. Company Guar. Notes 7.75% due 06/15/15	1,325,000	1,308,437
Sandridge Energy, Inc. Senior Notes 8.00% due 06/01/18*	975,000	965,250
XTO Energy, Inc. Senior Notes 6.25% due 08/01/17	1,380,000	1,504,607
XTO Energy, Inc. Senior Notes 6.38% due 06/15/38	440,000	464,894
XTO Energy, Inc. Senior Notes 6.75% due 08/01/37	605,000	669,394

		15,686,707

OIL FIELD MACHINERY & EQUIPMENT — 0.1%
Complete Production Services, Inc. Company Guar. Notes 8.00% due 12/15/16	900,000	852,750

OIL REFINING & MARKETING — 0.6%
Reliance Industries, Ltd. Notes 8.25% due 01/15/27*	500,000	518,797
Valero Energy Corp. Senior Notes 7.50% due 04/15/32	1,540,000	1,525,068
Valero Energy Corp. Senior Notes 9.38% due 03/15/19	3,340,000	3,952,974

		5,996,839

OIL-FIELD SERVICES — 0.1%
Basic Energy Services, Inc. Company Guar. Notes 7.13% due 04/15/16	800,000	664,000

OPTICAL SUPPLIES — 0.1%
Bausch & Lomb, Inc. Senior Notes 9.88% due 11/01/15	750,000	776,250

PAPER & RELATED PRODUCTS — 0.7%
Boise Paper Holdings LLC Senior Notes 9.00% due 11/17/17*	475,000	479,750
Clearwater Paper Corp. Senior Notes 10.63% due 06/15/16*	250,000	270,938
Georgia-Pacific LLC Company Guar. Notes 8.25% due 05/01/16*	1,550,000	1,643,000
International Paper Co. Senior Notes 7.50% due 08/15/21	1,020,000	1,116,998
NewPage Corp. Senior Sec. Notes 10.00% due 05/01/12	850,000	556,750
NewPage Corp. Senior Sec. Notes 11.38% due 12/31/14*	350,000	349,125
NewPage Corp. Senior Sub. Notes 12.00% due 05/01/13	1,000,000	490,000
Pope & Talbot, Inc. Debentures 8.38% due 06/01/13†(6)(7)(8)	250,000	1,300
Verso Paper Holdings LLC/Verso Paper, Inc. Senior Sec. Notes 11.50% due 07/01/14*	250,000	266,250
Westvaco Corp. Debentures 7.65% due 03/15/27	1,350,000	1,258,456

		6,432,567

PHARMACY SERVICES — 0.2%
Omnicare, Inc. Company Guar. Notes 6.88% due 12/15/15	1,700,000	1,610,750

PHYSICAL THERAPY/REHABILITATION CENTERS — 0.0%
Psychiatric Solutions, Inc. Senior Sub. Notes 7.75% due 07/15/15*	300,000	288,000

PIPELINES — 2.0%
Consolidated Natural Gas Co. Senior Notes 5.00% due 12/01/14	880,000	932,927

Dynegy Holdings, Inc. Senior Bonds 7.75% due 06/01/19	1,300,000	1,095,250
El Paso Energy Corp. Senior Notes 7.80% due 08/01/31	1,075,000	1,007,181
Enterprise Products Operating LLC Company Guar. Notes 4.60% due 08/01/12	500,000	520,702
Enterprise Products Operating LLC Company Guar. Notes 9.75% due 01/31/14	3,370,000	4,065,676
Holly Energy Partners LP Company Guar. Notes 6.25% due 03/01/15	1,400,000	1,307,250
Kinder Morgan Energy Partners Senior Notes 5.85% due 09/15/12	1,000,000	1,077,725
Kinder Morgan Energy Partners LP Senior Notes 5.80% due 03/15/35	2,540,000	2,367,854
MarkWest Energy Partners LP / MarkWest Energy Finance Corp. Senior Notes 8.75% due 04/15/18	1,625,000	1,661,562
Regency Energy Partners LP/Regency Energy Finance Corp. Company Guar. Notes 8.38% due 12/15/13	1,975,000	2,024,375
Spectra Energy Capital LLC Senior Notes 6.25% due 02/15/13	3,005,000	3,221,294
Williams Cos., Inc. Senior Notes 7.88% due 09/01/21	300,000	327,355

		19,609,151

POULTRY — 0.1%
Pilgrim’s Pride Corp. Senior Sub. Notes 8.38% due 05/01/17†(6)(7)	700,000	778,750

POWER CONVERTER/SUPPLY EQUIPMENT — 0.2%
Hubbell, Inc. Senior Notes 5.95% due 06/01/18	2,160,000	2,242,080

PRIVATE CORRECTIONS — 0.0%
The Geo Group, Inc. Company Guar. Notes 7.75% due 10/15/17*	100,000	101,500

PUBLISHING-PERIODICALS — 0.5%
Dex Media West LLC Senior Sub. Notes 9.88% due 08/15/13†(6)(7)	1,581,000	316,200
Dex Media, Inc. Senior Disc. Notes 9.00% due 11/15/13†(4)(6)(7)	500,000	90,000
Idearc, Inc. Company Guar. Notes 8.00% due 11/15/16†(6)(7)	1,275,000	63,750
MediMedia USA, Inc. Senior Sub. Notes 11.38% due 11/15/14*	1,750,000	1,295,000
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 11.50% due 05/01/16	550,000	584,375
Nielsen Finance LLC/Nielsen Finance Co. Senior Notes 11.63% due 02/01/14	1,300,000	1,387,750
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Bonds 12.50% due 08/01/16(4)	575,000	498,094
R.H. Donnelley Corp. Senior Notes Class A-1 6.88% due 01/15/13†(6)(7)	350,000	20,125
R.H. Donnelley Corp. Senior Notes Class A-2 6.88% due 01/15/13†(6)(7)	325,000	18,688
R.H. Donnelley Corp. Senior Notes 8.88% due 01/15/16†(6)(7)	825,000	47,437
R.H. Donnelley Corp. Senior Notes 8.88% due 10/15/17†(6)(7)	1,150,000	66,125
The Reader’s Digest Association, Inc. Company Guar. Notes 9.00% due 02/15/17†(6)(7)	1,925,000	24,062

		4,411,606

QUARRYING — 0.0%
Compass Minerals International, Inc. Senior Notes 8.00% due 06/01/19*	425,000	437,750

RACETRACKS — 0.2%
Penn National Gaming, Inc. Senior Sub. Notes 6.75% due 03/01/15	1,075,000	1,026,625
Yonkers Racing Corp. Senior Sec. Notes 11.38% due 07/15/16*	475,000	494,000

		1,520,625

REAL ESTATE INVESTMENT TRUSTS — 1.9%
AvalonBay Communities, Inc. Senior Notes 5.70% due 03/15/17	1,610,000	1,649,857
Boston Properties LP Senior Notes 5.88% due 10/15/19	3,000,000	3,026,520
Equity One, Inc. Company Guar. Notes 6.00% due 09/15/17	910,000	814,657

Host Hotels & Resorts LP Company Guar. Notes 6.38% due 03/15/15	550,000	525,250
Host Hotels & Resorts LP Senior Notes 6.88% due 11/01/14	1,075,000	1,050,813
Host Hotels & Resorts LP Senior Notes 7.13% due 11/01/13	500,000	497,500
Liberty Property LP Senior Notes 6.63% due 10/01/17	1,300,000	1,275,876
ProLogis Senior Notes 5.50% due 04/01/12	980,000	993,160
ProLogis Senior Notes 7.63% due 08/15/14	1,460,000	1,548,654
Simon Property Group LP Notes 4.88% due 08/15/10	500,000	511,794
Simon Property Group LP Notes 5.60% due 09/01/11	1,010,000	1,057,803
Simon Property Group LP Senior Notes 6.13% due 05/30/18	1,400,000	1,450,392
Simon Property Group LP Notes 6.35% due 08/28/12	400,000	431,115
Simon Property Group LP Senior Notes 6.75% due 05/15/14	2,025,000	2,178,920
Ventas Realty LP / Ventas Capital Corp. Company Guar. Notes 6.50% due 06/01/16	575,000	549,125
Ventas Realty LP / Ventas Capital Corp. Company Guar. Notes 6.75% due 04/01/17	675,000	648,000

		18,209,436

REAL ESTATE OPERATIONS & DEVELOPMENT — 0.0%
Susa Partnership LP Notes 8.20% due 06/01/17	250,000	287,238

RECYCLING — 0.0%
Aleris International, Inc. Company Guar. Notes 9.00% due 12/15/14†(6)(7)	250,000	875
Aleris International, Inc. Company Guar. Notes 10.00% due 12/15/16†(6)(7)	450,000	3,938

		4,813

RENTAL AUTO/EQUIPMENT — 0.6%
Erac USA Finance Co. Company Guar. Notes 6.38% due 10/15/17*	2,680,000	2,745,421
RSC Equipment Rental, Inc. Notes 9.50% due 12/01/14	1,300,000	1,283,750
RSC Equipment Rental, Inc. Senior Sec. Notes 10.00% due 07/15/17*	325,000	352,625
The Hertz Corp. Company Guar. Notes 8.88% due 01/01/14	1,100,000	1,113,750
The Hertz Corp. Company Guar. Notes 10.50% due 01/01/16	600,000	625,500

		6,121,046

RESORT/THEME PARKS — 0.0%
HRP Myrtle Beach Operations LLC Sec. Notes 6.78% due 04/01/12†*(6)(7)(8)(15)	475,000	0

RETAIL-APPAREL/SHOE — 0.1%
Limited Brands, Inc. Senior Notes 8.50% due 06/15/19*	1,000,000	1,050,000

RETAIL-AUTOMOBILE — 0.1%
Penske Auto Group, Inc. Company Guar. Notes 7.75% due 12/15/16	1,200,000	1,158,000

RETAIL-CONSUMER ELECTRONICS — 0.2%
Best Buy Co., Inc. Senior Notes 6.75% due 07/15/13	2,140,000	2,299,002

RETAIL-DISCOUNT — 0.3%
Costco Wholesale Corp. Senior Notes 5.30% due 03/15/12	915,000	991,725
Dollar General Corp. Company Guar. Notes 11.88% due 07/15/17(11)	2,075,000	2,324,000

		3,315,725

RETAIL-DRUG STORE — 0.6%
CVS Caremark Corp. Senior Notes 5.75% due 08/15/11	450,000	484,058
CVS Caremark Corp. Senior Notes 5.75% due 06/01/17	4,790,000	5,153,719
CVS Pass-Through Trust Pass Through Certs. 5.30% due 01/11/27*	678,630	643,050

		6,280,827

RETAIL-MAIL ORDER — 0.1%
QVC, Inc. Senior Sec. Notes 7.50% due 10/01/19*	575,000	569,250

RETAIL-OFFICE SUPPLIES — 0.0%
U.S. Office Products Co. Senior Notes 9.75% due 06/15/30†(8)(15)	300,000	0

RETAIL-PERFUME & COSMETICS — 0.2%
Sally Holdings LLC Company Guar. Notes 10.50% due 11/15/16	1,450,000	1,537,000

RETAIL-PETROLEUM PRODUCTS — 0.4%
AmeriGas Partners LP/AmeriGas Eagle Finance Corp. Senior Notes 7.13% due 05/20/16	2,000,000	1,950,000
Inergy LP/ Inergy Finance Corp. Senior Notes 6.88% due 12/15/14	2,125,000	2,061,250

		4,011,250

RETAIL-REGIONAL DEPARTMENT STORES — 0.2%
JC Penney Corp., Inc. Senior Notes 5.75% due 02/15/18	875,000	826,875
JC Penney Corp., Inc. Senior Notes 7.40% due 04/01/37	375,000	348,750
Macy’s Retail Holdings, Inc. Company Guar. Notes 6.90% due 04/01/29	375,000	309,375
Macy’s Retail Holdings, Inc. Company Guar. Notes 6.90% due 01/15/32	325,000	263,250
Macy’s Retail Holdings, Inc. Company Guar. Notes 7.00% due 02/15/28	275,000	228,250

		1,976,500

RETAIL-RESTAURANTS — 0.2%
Dave & Buster’s, Inc. Company Guar. Notes 11.25% due 03/15/14	800,000	810,000
NPC International, Inc. Company Guar. Notes 9.50% due 05/01/14	1,350,000	1,333,125

		2,143,125

RETAIL-TOY STORES — 0.1%
Toys “R” Us Property Co. I LLC Company Guar. Notes 10.75% due 07/15/17*	1,200,000	1,284,000

RUBBER-TIRES — 0.0%
American Tire Distributors, Inc. Senior Notes 10.75% due 04/01/13	375,000	349,219

SAVINGS & LOANS/THRIFTS — 0.4%
Astoria Financial Corp. Notes 5.75% due 10/15/12	1,700,000	1,562,751
Sovereign Bancorp, Inc. Senior Notes 4.80% due 09/01/10	2,130,000	2,190,922

		3,753,673

SCHOOLS — 0.4%
Boston University Notes 7.63% due 07/15/97	2,000,000	2,269,704
Education Management LLC Company Guar. Notes 10.25% due 06/01/16	293,000	319,370
Knowledge Learning Corp. Company Guar. Notes 7.75% due 02/01/15*	1,075,000	1,049,469

		3,638,543

SEMICONDUCTOR EQUIPMENT — 0.3%
KLA Tencor Corp. Senior Notes 6.90% due 05/01/18	2,640,000	2,767,665

SPECIAL PURPOSE ENTITIES — 1.2%
AAC Group Holding Corp. Senior Notes 10.25% due 10/01/12*(4)	1,225,000	1,215,812
Army Hawaii Family Housing Trust Bonds 5.52% due 06/15/50*	790,000	563,515
Camp Pendleton & Quantico Housing LLC Bonds 5.57% due 10/01/50*	1,630,000	1,168,417
Capital One Capital IV Company Guar. Bonds 6.75% due 02/17/37(10)	2,980,000	2,398,900
Capital One Capital V Company Guar. Notes 10.25% due 08/15/39	350,000	399,430
Fox Acquisition Sub LLC Senior Notes 13.38% due 07/15/16*	1,200,000	840,000
Fresenius U.S. Finance II Senior Notes 9.00% due 07/15/15*	475,000	522,500
Nalco Finance Holdings, Inc. Senior Notes 9.00% due 02/01/14(4)	183,000	188,490
NBC Acquisition Corp. Senior Notes 11.00% due 03/15/13(4)	800,000	432,000
Southern Star Central Corp. Senior Notes 6.75% due 03/01/16	700,000	668,500
Universal City Development Partners Senior Notes 11.75% due 04/01/10	1,000,000	1,005,000

Universal City Development Partners, Ltd. Senior Notes 8.88% due 11/15/15*	300,000	297,000
Universal City Development Partners, Ltd. Senior Sub. Notes 10.88% due 11/15/16*	150,000	150,000
Universal City Florida Holding Co. Senior Notes 5.23% due 05/01/10(10)	1,075,000	1,075,000
Vanguard Health Holding Co. I LLC Senior Notes 1.25% due 10/01/15(4)	525,000	551,250

		11,475,814

STEEL PIPE & TUBE — 0.2%
Mueller Water Products, Inc. Company Guar. Notes 7.38% due 06/01/17	1,120,000	968,800
Valmont Industries, Inc. Company Guar. Notes 6.88% due 05/01/14	600,000	604,500

		1,573,300

STEEL-SPECIALTY — 0.2%
Allegheny Technologies, Inc. Senior Notes 9.38% due 06/01/19	1,620,000	1,842,539

TELECOM SERVICES — 0.7%
Digicel Group Ltd. Senior Notes 9.13% due 01/15/15*(11)	935,000	897,600
Qwest Corp. Senior Notes 8.88% due 03/15/12	1,175,000	1,236,687
SBA Telecommunications, Inc. Company Guar. Notes 8.00% due 08/15/16*	225,000	232,875
SBA Telecommunications, Inc. Company Guar. Notes 8.25% due 08/15/19*	225,000	235,125
West Corp. Company Guar. Notes 9.50% due 10/15/14	1,875,000	1,875,000
West Corp. Company Guar. Notes 11.00% due 10/15/16	1,925,000	1,973,125

		6,450,412

TELECOMMUNICATION EQUIPMENT — 0.7%
Harris Corp. Senior Notes 5.95% due 12/01/17	6,400,000	6,869,907

TELEPHONE-INTEGRATED — 1.3%
AT&T, Inc. Notes 5.10% due 09/15/14	2,000,000	2,156,832
BellSouth Corp. Bonds 5.20% due 09/15/14	2,000,000	2,161,078
CenturyTel, Inc. Senior Notes 6.15% due 09/15/19	220,000	220,916
Citizens Communications Co. Senior Notes 9.00% due 08/15/31	900,000	888,750
Sprint Capital Corp. Company Guar. Notes 6.90% due 05/01/19	4,250,000	3,697,500
Sprint Nextel Corp. Bonds 6.00% due 12/01/16	900,000	774,000
Sprint Nextel Corp. Senior Notes 8.38% due 08/15/17	600,000	579,000
Verizon Communications, Inc. Senior Notes 6.35% due 04/01/19	1,920,000	2,130,497
Windstream Corp. Company Guar. Notes 8.63% due 08/01/16	250,000	256,875

		12,865,448

TELEVISION — 0.2%
Newport Television LLC/ NTV Finance Corp. Senior Notes 13.00% due 03/15/17*(11)	1,175,625	411,469
Umbrella Acquisition, Inc. Company Guar. Notes 9.75% due 03/15/15*(11)	1,131,437	876,864
Univision Communications, Inc. Senior Sec. Notes 12.00% due 07/01/14*	150,000	162,187

		1,450,520

THEATERS — 0.2%
Cinemark USA, Inc. Company Guar. Notes 8.63% due 06/15/19*	1,175,000	1,216,125
Regal Cinemas Corp. Company Guar. Notes 8.63% due 07/15/19*	250,000	258,750

		1,474,875

TOBACCO — 0.4%
Alliance One International, Inc. Senior Notes 10.00% due 07/15/16*	825,000	858,000
Altria Group, Inc. Company Guar. Notes 9.25% due 08/06/19	2,500,000	3,031,010

		3,889,010

TRANSACTIONAL SOFTWARE — 0.0%
Open Solutions, Inc. Company Guar. Notes 9.75% due 02/01/15*	350,000	234,500

TRANSPORT-RAIL — 1.0%
Burlington North Santa Fe Corp. Notes 4.88% due 01/15/15	3,450,000	3,642,638
Burlington Northern and Santa Fe Railway Co. Pass Through Certs. Series 1992-2 7.57% due 01/02/21	358,576	422,076
Norfolk Southern Corp. Senior Notes 5.75% due 01/15/16*	550,000	593,902
Norfolk Southern Corp. Senior Notes 6.75% due 02/15/11	1,295,000	1,377,487
Union Pacific Corp. Senior Notes 4.88% due 01/15/15	3,320,000	3,475,565

		9,511,668

VITAMINS & NUTRITION PRODUCTS — 0.1%
General Nutrition Centers, Inc. Company Guar. Notes 5.18% due 03/15/14(10)(11)	1,600,000	1,424,000

WEB HOSTING/DESIGN — 0.1%
Terremark Worldwide, Inc. Senior Sec. Notes 12.00% due 06/17/17*	1,025,000	1,132,625

WIRE & CABLE PRODUCTS — 0.3%
Belden, Inc. Senior Sub. Notes 7.00% due 03/15/17	1,450,000	1,399,250
General Cable Corp. Company Guar. Notes 7.13% due 04/01/17	1,930,000	1,862,450

		3,261,700

WIRELESS EQUIPMENT — 0.0%
Crown Castle International Corp. Senior Notes 9.00% due 01/15/15	275,000	290,125

TOTAL U.S. CORPORATE BONDS & NOTES (cost $755,309,506)		779,741,420

Foreign Corporate Bonds & Notes — 16.4%

ADVERTISING AGENCIES — 0.1%
MDC Partners, Inc. Company Guar. Notes 11.00% due 11/01/16*	1,275,000	1,276,594

AEROSPACE/DEFENSE — 0.1%
Embraer Overseas, Ltd. 6.38% due 01/15/20	675,000	639,563

AGRICULTURAL CHEMICALS — 0.1%
Fertinitro Finance, Inc. Company Guar. Notes 8.29% due 04/01/20*(8)	1,005,000	623,100

BANKS-COMMERCIAL — 0.4%
Barclays Bank PLC Jr. Sub. 5.93% due 12/15/16*(10)(12)	2,850,000	2,223,000
Commonwealth Bank of Australia Senior Notes 3.75% due 10/15/14*	2,000,000	2,010,740

		4,233,740

BANKS-SPECIAL PURPOSE — 0.1%
Corporacion Andina de Fomento Notes 7.38% due 01/18/11	1,185,000	1,251,211

BEVERAGES-WINE/SPIRITS — 0.5%
Bacardi, Ltd. Senior Notes 7.45% due 04/01/14*	3,630,000	4,149,054
Diageo Capital PLC Company Guar. Notes 7.38% due 01/15/14	840,000	978,437

		5,127,491

BREWERY — 0.3%
SABMiller PLC Notes 6.50% due 07/01/16*	2,645,000	2,857,158

BROADCAST SERVICES/PROGRAM — 0.7%
Grupo Televisa SA Senior Notes 6.63% due 03/18/25	6,015,000	5,979,469
XM Satellite Radio Holdings, Inc. Senior Notes 13.00% due 08/01/13*	950,000	945,250

		6,924,719

CABLE/SATELLITE TV — 0.2%
Kabel Deutschland GmbH Company Guar. Bonds 10.63% due 07/01/14	1,625,000	1,712,344

CELLULAR TELECOM — 1.2%
America Movil SA de CV Notes 5.75% due 01/15/15	3,900,000	4,155,181
Digicel SA Senior Notes 12.00% due 04/01/14*	400,000	452,000
Rogers Communications, Inc. Company Guar. Notes 5.50% due 03/15/14	1,860,000	2,002,308
Vodafone Group PLC Notes 5.35% due 02/27/12	2,480,000	2,645,937
Vodafone Group PLC Notes 5.63% due 02/27/17	1,790,000	1,909,368

		11,164,794

COMPUTERS-MEMORY DEVICES — 0.2%
Seagate Technology HDD Holdings Company Guar. Notes 6.80% due 10/01/16	1,750,000	1,715,000

SMART Modular Technologies, Inc. Sec. Notes 5.79% due 04/01/12(10)	146,000	129,940

		1,844,940

CRUISE LINES — 0.2%
Royal Caribbean Cruises, Ltd. Senior Notes 7.00% due 06/15/13	1,275,000	1,230,375
Royal Caribbean Cruises, Ltd. Senior Notes 7.25% due 06/15/16	350,000	325,500

		1,555,875

DIVERSIFIED BANKING INSTITUTIONS — 0.3%
HSBC Holdings PLC Sub. Notes 5.25% due 12/12/12	2,558,000	2,731,747

DIVERSIFIED FINANCIAL SERVICES — 0.1%
Hyundai Capital Services, Inc. Notes 6.00% due 05/05/15*	1,390,000	1,398,785

DIVERSIFIED MANUFACTURING OPERATIONS — 0.3%
Tyco Electronics Group SA Company Guar. Notes 5.95% due 01/15/14	2,870,000	3,018,360

DIVERSIFIED MINERALS — 0.9%
BHP Billiton Finance USA, Ltd. Company Guar. Notes 6.50% due 04/01/19	620,000	712,131
Rio Tinto Finance USA, Ltd. Company Guar. Notes 5.88% due 07/15/13	2,580,000	2,780,500
Rio Tinto Finance USA, Ltd. Company Guar. Notes 6.50% due 07/15/18	2,380,000	2,595,426
Teck Resources, Ltd. Senior Sec. Notes 9.75% due 05/15/14	350,000	392,875
Teck Resources, Ltd. Senior Sec. Notes 10.25% due 05/15/16	1,275,000	1,469,437
Teck Resources, Ltd. Senior Sec. Notes 10.75% due 05/15/19	450,000	524,250

		8,474,619

DIVERSIFIED OPERATIONS — 0.5%
Hutchison Whampoa International, Ltd. Company Guar. Notes 4.63% due 09/11/15*	2,200,000	2,212,883
Hutchison Whampoa International, Ltd. Company Guar. Notes 6.50% due 02/13/13*	433,000	470,891
Hutchison Whampoa International, Ltd. Company Guar. Notes 7.63% due 04/09/19*	1,000,000	1,127,821
Stena AB Senior Notes 7.00% due 12/01/16	250,000	210,313
Stena AB Senior Notes 7.50% due 11/01/13	825,000	768,281

		4,790,189

ELECTRIC-GENERATION — 0.1%
Korea Hydro & Nuclear Power Co., Ltd. Senior Notes 6.25% due 06/17/14*	1,155,000	1,236,452

ELECTRIC-INTEGRATED — 0.4%
Electricite de France Notes 5.50% due 01/26/14*	1,810,000	1,987,650
Enel Finance International SA Company Guar. Notes 3.88% due 10/07/14*	1,600,000	1,618,291
Enersis SA Notes 7.40% due 12/01/16	600,000	673,050

		4,278,991

ELECTRONIC COMPONENTS-MISC. — 0.2%
Koninklijke Philips Electronics N.V. Senior Notes 4.63% due 03/11/13	380,000	400,924
Koninklijke Philips Electronics N.V. Senior Notes 5.75% due 03/11/18	1,590,000	1,710,727

		2,111,651

FINANCE-INVESTMENT BANKER/BROKER — 0.1%
Macquarie Group, Ltd. Notes 7.63% due 08/13/19*	1,020,000	1,126,641

FINANCE-OTHER SERVICES — 0.1%
Lukoil International Finance BV Company Guar. Notes 6.36% due 06/07/17*	1,000,000	960,000

GOLD MINING — 0.1%
Barrick Gold Corp. Senior Notes 6.95% due 04/01/19	700,000	799,039

INSURANCE-MULTI-LINE — 0.3%
AXA SA Sub. Notes 8.60% due 12/15/30	2,500,000	2,824,622

INVESTMENT COMPANIES — 0.2%
Xstrata Finance Canada, Ltd. Company Guar. Bonds 5.50% due 11/16/11*	1,400,000	1,457,243

INVESTMENT MANAGEMENT/ADVISOR SERVICES — 0.2%
Invesco, Ltd. Company Guar. Notes 5.63% due 04/17/12	2,000,000	2,052,626

METAL-DIVERSIFIED — 0.2%
Noranda, Inc. Notes 6.00% due 10/15/15	1,750,000	1,759,557

MULTIMEDIA — 0.1%
Quebecor Media, Inc. Senior Notes 7.75% due 03/15/16	1,300,000	1,283,750

NON-FERROUS METALS — 0.2%
Codelco, Inc. Bonds 5.63% due 09/21/35*	1,600,000	1,494,514

OIL COMPANIES-EXPLORATION & PRODUCTION — 1.0%
Canadian Natural Resources, Ltd. Notes 4.90% due 12/01/14	770,000	816,436
Canadian Natural Resources, Ltd. Bonds 5.85% due 02/01/35	4,960,000	4,968,591
Husky Oil, Ltd. Senior Debentures 7.55% due 11/15/16	3,180,000	3,573,127

		9,358,154

OIL COMPANIES-INTEGRATED — 1.8%
Conoco Funding Co. Company Guar. Notes 7.25% due 10/15/31	1,295,000	1,524,582
ConocoPhillips Australia Funding Co. Company Guar. Notes 5.50% due 04/15/13	1,460,000	1,593,732
PC Financial Partnership Notes 5.00% due 11/15/14	3,000,000	3,141,147
Petro-Canada Bonds 5.35% due 07/15/33	2,650,000	2,376,149
Petroleos Mexicanos Company Guar. Notes 4.88% due 03/15/15*	5,000,000	4,971,240
Qatar Petroleum Notes 5.58% due 05/30/11*	889,000	918,553
Statoil Hydro ASA Notes 5.13% due 04/30/14*	2,310,000	2,533,125

		17,058,528

OIL-FIELD SERVICES — 0.3%
Weatherford International, Ltd. Company Guar. Notes 6.00% due 03/15/18	600,000	614,598
Weatherford International, Ltd. Senior Notes 7.00% due 03/15/38	2,100,000	2,146,910

		2,761,508

PAPER & RELATED PRODUCTS — 0.0%
PE Paper Escrow GmbH Senior Sec. Notes 12.00% due 08/01/14*	100,000	108,319

PIPELINES — 0.4%
Enbridge, Inc. Senior Notes 5.60% due 04/01/17	3,870,000	4,124,959

PRECIOUS METALS — 0.4%
Barrick Gold Finance Co. Notes 4.88% due 11/15/14	4,000,000	4,256,856

SATELLITE TELECOM — 0.7%
Intelsat Intermediate Holding Co., Ltd. Company Guar. Notes 9.50% due 02/01/15(4)	4,500,000	4,471,875
Intelsat Jackson Holdings, Ltd. Senior Notes 11.25% due 06/15/16	1,725,000	1,837,125

		6,309,000

SEISMIC DATA COLLECTION — 0.1%
Compagnie Generale de Geophysique-Veritas Company Guar. Notes 7.75% due 05/15/17	1,175,000	1,163,250

SPECIAL PURPOSE ENTITIES — 0.3%
CEVA Group PLC Senior Notes 10.00% due 09/01/14*	1,275,000	1,192,125
CEVA Group PLC Senior Sec. Notes 11.63% due 10/01/16*	125,000	126,875
Petroplus Finance, Ltd. Company Guar. Notes 7.00% due 05/01/17*	1,225,000	1,108,625
Reliance Intermediate Holdings, LP Senior Notes 9.50% due 12/15/19*	900,000	930,872

		3,358,497

STEEL-PRODUCERS — 0.1%
ArcelorMittal Senior Notes 6.13% due 06/01/18	1,425,000	1,407,474

SUPRANATIONAL — 0.1%
Corporacion Andina de Fomento Notes 8.13% due 06/04/19	1,000,000	1,188,340

TELECOM SERVICES — 0.3%
Digicel Group, Ltd. Senior Notes 8.88% due 01/15/15*	2,250,000	2,137,500

Digicel, Ltd. Senior Notes 9.25% due 09/01/12*	150,000	152,250
Wind Acquisition Finance SA Senior Notes 11.75% due 07/15/17*	800,000	904,000

		3,193,750

TELEPHONE-INTEGRATED — 2.1%
AT&T, Inc. Senior Notes 6.70% due 11/15/13	1,260,000	1,431,171
Deutsche Telekom International Finance BV Company Guar. Notes 4.88% due 07/08/14	5,550,000	5,854,568
France Telecom SA Senior Notes 5.38% due 07/08/19	1,600,000	1,716,288
KT Corp. Notes 5.88% due 06/24/14*	3,050,000	3,096,019
Telefonica Emisiones SAU Company Guar. Notes 5.86% due 02/04/13	4,440,000	4,838,286
Telefonica Emisiones SAU Company Guar. Notes 7.05% due 06/20/36	1,575,000	1,854,548
Virgin Media Finance PLC Company Guar. Notes 9.50% due 08/15/16	1,250,000	1,321,875

		20,112,755

TELEVISION — 0.1%
Videotron Ltee Company Guar. Notes 6.38% due 12/15/15	325,000	316,875
Videotron Ltee 9.13% due 04/15/18	325,000	351,813

		668,688

TRANSPORT-RAIL — 0.3%
Canadian Pacific Railway Co. Bonds 7.13% due 10/15/31	2,950,000	3,238,631

TOTAL FOREIGN CORPORATE BONDS & NOTES (cost $150,010,299)		159,319,024

Foreign Government Agencies — 0.9%

SOVEREIGN — 0.9%
United Mexican States Notes 6.63% due 03/03/15	5,150,000	5,657,275
United Mexican States Notes 9.88% due 02/01/10	2,850,000	2,912,700

TOTAL FOREIGN GOVERNMENT AGENCIES (cost $8,291,919)		8,569,975

U.S. Government Agencies — 0.0%

RESOLUTION FUNDING — 0.0%
Resolution Funding Corp. zero coupon due 01/15/21 STRIP(13) (cost $268,366)	640,000	391,476

Common Stock — 0.0%

CONTAINERS-METAL/GLASS — 0.0%
Russell-Stanley Holdings, Inc.†*(8)(9)(15) (cost $0)	1,500	0

Membership Interest Certificates — 0.0%

HOME FURNISHINGS — 0.0%
CVC Claims Litigation Trust†(8)(9)(15)	5	0

RETAIL-BEDDING — 0.0%
Sleepmaster, LLC†(8)(9)	264	3

TOTAL MEMBERSHIP INTEREST CERTIFICATES (cost $85,648)		3

Preferred Stock — 0.2%

DIVERSIFIED BANKING INSTITUTIONS — 0.1%
GMAC, Inc. 7.00%*	1,467	895,833

FINANCE-INVESTMENT BANKER/BROKER — 0.0%
Lehman Brothers Holdings, Inc., Class D 5.67%	30,000	9,300

REAL ESTATE INVESTMENT TRUSTS — 0.1%
ProLogis Trust, Series C 8.54%	20,000	885,000

TOTAL PREFERRED STOCK (cost $3,402,953)		1,790,133

Warrants† — 0.0%

Sirius XM Radio, Inc., Class A Expires 03/15/20 (strike price $9.83) (cost $25,250)	125	23

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $919,105,647)		951,744,809

Short-Term Investment Securities — 0.4%

TIME DEPOSIT — 0.4%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 11/02/09 (cost $4,374,000)	4,374,000	4,374,000

TOTAL INVESTMENTS (cost $923,479,647)(14)	98.5%	956,118,809
Other assets less liabilities	1.5	14,001,404

NET ASSETS	100.0%	$970,120,213

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2009, the aggregate value of these securities was $168,367,109 representing 17.4% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

†	Non-income producing security

(1)	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs; see Note 1.

(2)	Collateralized Mortgage Obligation

(3)	Variable Rate Security — the rate reflected is as of October 31, 2009, maturity date reflects the stated maturity date.

(4)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.

(5)	PIK (“Payment-in-Kind”) security. Bond or preferred stock that pays interest/dividends in the form of additional bonds or preferred stocks.

(6)	Bond in default

(7)	Company has filed for Chapter 11 bankruptcy protection.

(8)	Illiquid security. At October 31, 2009, the aggregate value of those securities was $2,538,270 representing 0.3% of net assets

(9)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of October 31, 2009, the Corporate Bond Portfolio held the following restricted securities:

		Principal			Market
	Acquisition	Amount/	Acquisition	Market	Value	% of
Name	Date	Shares	Cost	Value	Per Share	Net Assets

Affinity Group, Inc.
9.00% due 12/15/12	8/15/2000	$200,000	$200,000	$139,000	$69.50	0.01%

Affinity Group, Inc.	6/14/2005	200,000	192,915
10.88% due 12/15/12	8/5/2005	100,000	98,125
	8/15/2005	12,778	12,778
	2/15/2006	17,007	17,007
	2/20/2007	18,907	18,907
	8/15/2006	17,932	17,932
	2/22/2008	19,935	19,935

		386,559	377,599	154,624	40.00	0.02

Chemtura Corp.
6.88% due 06/01/16	1/18/2007	300,000	295,854
	4/11/2007	175,000	176,230
	5/12/2008	550,000	503,976
	10/27/2008	350,000	239,209

		1,375,000	1,215,269	1,447,188	105.25	0.15

CVC Claims Ligitation Trust
Membership Interest Certificates	5/19/2006	5	9,558	0	0.00	0.00

Herbst Gaming, Inc.
7.00% due 11/15/14	11/5/2004	100,000	100,058
	7/5/2005	200,000	204,561
	1/9/2007	50,000	48,992
	3/8/2007	100,000	100,544
	12/18/2007	125,000	75,875
	1/3/2008	50,000	30,390

		625,000	560,420	34,375	5.50	0.00

Jitney-Jungle Stores of America, Inc.
10.38% due 09/15/07	9/15/1997	50,000	51,970
	2/27/1998	25,000	26,905
	4/28/1998	50,000	52,913

		125,000	131,788	0	0.00	0.00

Nebco Evans Holding Co.
12.38% due 07/15/07	1/6/1998	125,000	125,000	0	0.00	0.00

Russell Stanley Holdings, Inc.
9.00% due 11/30/08	2/5/1999	13,694	78,233	635	4.64	0.00

Russell Stanley Holdings, Inc.
Common Stock	2/5/1999	1,500	0	0	0.00	0.00

SleepMaster, LLC
Membership Interest Certificates	2/25/2003	264	58,497	3	0.01	0.00

True Temper Sports, Inc.
8.38% due 09/15/11	5/14/2004	75,000	75,632
	6/13/2005	50,000	46,809
	8/18/2005	50,000	50,213
	8/23/2005	75,000	75,372
	2/8/2006	200,000	189,386

		450,000	437,412	45	0.01	0.00

				$1,775,870		0.18%

(10)		Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of October 31, 2009.

(11)		Income may be received in cash or additional bonds at the discretion of the issuer.

(12)		Perpetual maturity — maturity date reflects the next call date.

(13)		Principal Only

(14)		See Note 4 for cost of investments on a tax basis.

(15)		Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.

(16)		Affinity Group Holding, Inc. has not paid interest due August 15, 2009, as a result of which such issuer has been operating under the terms of a forbearance agreement that has extended the payment date.

STRIP	—	Separate Trading of Registered Interest and Principal of Securities
The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2009 (see Note 1):

			Level 3-Signifcant
	Level 1 - Unadjusted	Level 2- Other	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total

Long-Term Investment Securities:
Asset Backed Securities	$—	$—	$19,809	$19,809
Convertible Bonds & Notes	—	1,912,946	—	1,912,946
U.S. Corporate Bonds & Notes	—	779,740,785	635	779,741,420
Foreign Corporate Bonds & Notes	—	159,319,024	—	159,319,024
Foreign Government Agencies	—	8,569,975	—	8,569,975
U.S. Government Agencies	—	391,476	—	391,476
Common Stock	—	—	0	0
Membership Interest Certificates	—	—	3	3
Preferred Stock	1,790,133	—	—	1,790,133
Warrants	23	—	—	23
Short Term Investment Securities:
Time Deposit	—	4,374,000	—	4,374,000

Total	$1,790,156	$954,308,206	$20,447	$956,118,809

The following is a reconciliation of Level 3 assets which significant unobeservable inputs were used to determine fair value:

				Membership
	Asset Backed	U.S. Corporate		Interest
	Securities	Bonds & Notes	Common Stock	Certficates

Balance as of 1/31/2009	$28,961	$635	$0	$3
Accrued discounts/premiums	—	1,194	—	—
Realized gain(loss)	44	(100,000)	—	—
Change in unrealized appreciation(depreciation)	11,250	94,056	—	—
Net purchases(sales)	(20,446)	—	—	—
Transfers in and/or out of Level 3	—	4,750	—	—

Balance as of 10/31/2009	$19,809	$635	$0	$3

See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
GLOBAL BOND PORTFOLIO
Portfolio of Investments — October 31, 2009
(unaudited)

Asset Backed Securities — 4.7%		Shares/ Principal Amount**	Market Value (Note 1)

UNITED KINGDOM — 1.0%
Granite Master Issuer PLC Series 2006-3, Class A6 0.62% due 12/20/54(1)(2)	GBP	502,731	$723,320
Granite Master Issuer PLC Series 2005-2, Class A5 0.57% due 12/20/54(2)	EUR	365,954	472,213
Pillar Funding PLC Series 2005-1, Class A 0.82% due 11/15/12(1)(2)	EUR	1,000,000	1,414,424

			2,609,957

UNITED STATES — 3.7%
American Home Mtg. Assets Series 2007-1, Class A1 1.33% due 02/25/47(1)(2)		1,562,736	723,249
American Home Mtg. Investment Trust Series 2004-3, Class 1A 0.61% due 10/25/34(1)(2)		10,898	9,115
CIT Mtg. Loan Trust Series 2007-1, Class 2A1 1.24% due 10/25/37*(2)(5)(7)(8)		364,245	316,893
CIT Mtg. Loan Trust Series 2007-1, Class 2A2 2.65% due 10/25/37*(2)(5)(7)(8)		300,000	114,000
CIT Mtg. Loan Trust Series 2007-1, Class 2A3 1.92% due 10/25/37*(2)(5)(7)(8)		400,000	148,000
Countrywide Alternative Loan Trust Series 2005 46CB Class A8 5.50% due 10/25/35(1)(2)		1,144,357	1,018,604
Countrywide Alternative Loan Trust Series 2005-82, Class A1 0.51% due 02/25/36(1)(2)		1,332,693	731,781
Countrywide Alternative Loan Trust Series 2006-OA1, Class 2A1 0.45% due 03/20/46(1)(2)		1,218,633	606,574
Countrywide Alternative Loan Trust Series 2007-0A11, Class A1A 2.01% due 11/25/47(1)(2)		936,275	413,533
Countrywide Alternative Loan Trust Series 2007 15CB Class A5 5.75% due 07/25/37(1)(2)		1,539,000	1,111,264
HSBC Home Equity Loan Trust Series 2007-3, Class APT 1.44% due 11/20/36(2)		1,053,015	874,661
Lehman XS Trust Series 2007-7N Class 1A2 0.48% due 06/25/47(1)(2)		1,758,444	524,992
Residential Accredit Loans, Inc. Series 2005-QS13 Class 2A3 5.75% due 09/25/35(1)(2)		534,834	423,466
Sequoia Mtg. Trust Series 2004-10, Class A3A 0.92% due 11/20/34(1)(2)		160,524	122,345
Structured Adjustable Rate Mtg. Loan Trust Series 2007-10, Class 1A1 6.00% due 11/25/37(1)(2)		1,101,982	613,225
Washington Mutual Alternative Mtg. Pass-Through Certificates Series-AR5 Class 4A 1.62% due 06/25/46(1)(2)		2,113,869	874,632
Washington Mutual Alternative Mtg. Pass-Through Certificates Series 2007-OA2 Class 2A 0.94% due 01/25/47(1)(2)		767,649	306,686
Wells Fargo Alternative Loan Trust Series 2007-PA6, Class A1 6.55% due 12/28/37(1)(2)		1,494,004	1,000,367

			9,933,387

TOTAL ASSET BACKED SECURITIES (cost $19,132,591)			12,543,344

Corporate Bonds & Notes — 33.9%

AUSTRALIA — 1.9%
Australia & New Zealand Banking Group, Ltd. Senior Notes 3.38% due 03/01/11	EUR	100,000	150,309
Australia & New Zealand Banking Group Senior Notes 5.25% due 05/20/13	EUR	300,000	476,351
BHP Billiton Finance, Ltd. Company Guar. Notes 6.38% due 04/04/16	EUR	700,000	1,164,447
Commonwealth Bank of Australia Sub. Notes 5.50% due 08/06/19	EUR	450,000	683,744
Commonwealth Bank of Australia Government Liquid Guar. Notes 2.90% due 09/17/14		2,200,000	2,205,025
St. George Bank, Ltd. Senior Notes 6.50% due 06/24/13	EUR	250,000	408,914

			5,088,790

AUSTRIA — 1.5%
Erste Group Bank AG Government Guar. Notes 2.25% due 05/13/11	EUR	1,150,000	1,704,467
Kommunalkredit Austria Government Guar. Bonds 2.38% due 05/12/11	EUR	1,080,000	1,602,495
Kommunalkredit Austria AG Government Guar. Notes 3.13% due 07/08/13	EUR	550,000	823,368

			4,130,330

BERMUDA — 0.1%
Arch Capital Group, Ltd. Debentures 7.35% due 05/01/34		190,000	179,418

GERMANY — 12.5%
Commerzbank AG Senior Notes 5.00% due 02/06/14	EUR	600,000	937,606
HSH Nordbank AG Government Guar. Notes 2.00% due 05/11/11	EUR	1,630,000	2,417,127
Kreditanstalt fuer Wiederaufbau Government Guar. Bonds 0.75% due 03/22/11	JPY	1,070,000,000	11,912,203
Kreditanstalt fuer Wiederaufbau Government Guar. Bonds 1.35% due 01/20/14	JPY	700,000,000	7,898,728
Kreditanstalt fuer Wiederaufbau Government Guar. Bonds 2.05% due 02/16/26	JPY	645,000,000	6,928,625
Kreditanstalt fuer Wiederaufbau Government Guar. Bonds 2.60% due 06/20/37	JPY	255,000,000	2,797,853
Kreditanstalt fuer Wiederaufbau Government Guar. Bonds 5.38% due 01/29/14	GBP	300,000	535,882
Kreditanstalt fuer Wiederaufbau Government Guar. Notes 5.25% due 01/12/12	GBP	25,000	43,775

			33,471,799

IRELAND — 0.6%
GE Capital UK Funding Senior Notes 8.00% due 01/14/39	GBP	850,000	1,726,277

ITALY — 0.2%
Unione di Banche Italiane SCPA Notes 8.36% due 06/25/14	EUR	360,000	552,939

JAPAN — 4.0%
Japan Finance Corp. for Municipal Enterprises Government Guar. Bonds 1.90% due 06/22/18	JPY	860,000,000	9,984,197
Resona Bank, Ltd Sub. Notes 3.75% due 04/15/10(2)(3)	EUR	420,000	613,767

			10,597,964

LUXEMBOURG — 0.5%
Enel Finance International SA Company Guar. Notes 6.25% due 09/15/17		300,000	329,388
John Deere Bank SA Notes 6.00% due 06/13/11	EUR	650,000	1,007,352

			1,336,740

NETHERLANDS — 2.0%
Achmea Hypotheekbank NV Government Liquid Guar. Notes 3.20% due 11/03/14		1,700,000	1,714,422
E.ON International Finance BV Company Guar. Notes 5.50% due 01/19/16	EUR	1,050,000	1,686,105
LeasePlan Corp NV Government Guar. Notes 3.25% due 05/22/14	EUR	875,000	1,310,642
Shell International Finance BV Company Guar. Notes 4.50% due 02/09/16	EUR	400,000	622,290

			5,333,459

NORWAY — 0.7%
Schlumberger Norge AS Company Guar. Notes 3.00% due 03/18/13		1,150,000	1,163,510
StatoilHydro ASA Notes 4.38% due 03/11/15	EUR	550,000	847,560

			2,011,070

SPAIN — 0.5%
Banco Santander SA Sec. Notes 3.88% due 05/27/14	EUR	800,000	1,218,336

SWEDEN — 0.9%
Swedbank AB Government Guar. Notes 2.90% due 01/14/13		1,025,000	1,051,030
Swedbank AB Government Guar. Notes 3.38% due 05/27/14	EUR	825,000	1,237,887

			2,288,917

UNITED KINGDOM — 4.5%
Astrazeneca PLC Notes 5.63% due 01/10/10	EUR	1,000,000	1,482,512
BP Capital Markets PLC Company Guar. Notes 5.25% due 11/07/13		1,300,000	1,434,748
Chester Asset Receivables Deal 11 Bonds 6.13% due 12/15/12	EUR	1,100,000	1,623,468
Credit Suisse London Senior Notes 6.13% due 05/16/14	EUR	650,000	1,063,361

Network Rail Infrastructure Government Guar. Notes 3.50% due 06/17/13		2,000,000	2,081,706
Network Rail Infrastructure Finance PLC Government Guar. Notes 2.00% due 01/17/12		1,300,000	1,315,027
Royal Bank of Scotland PLC Senior Notes 4.88% due 08/25/14		750,000	763,322
Westpac Securities New Zealand, Ltd. Government Guar. Notes 2.50% due 05/25/12		2,350,000	2,375,186

			12,139,330

UNITED STATES — 4.0%
AT&T, Inc. Senior Notes 6.70% due 11/15/13		650,000	738,303
Bank of America Corp. Senior Notes 7.00% due 06/15/16	EUR	800,000	1,303,947
Citicorp Sub. Notes Series EMTN 5.50% due 06/30/10	EUR	570,000	422,482
Comcast Cable Communications Holdings, Inc. Company Guar. Notes 9.46% due 11/15/22		110,000	140,397
Conocophillips Senior Notes 5.75% due 02/01/19		900,000	984,937
Cox Communications, Inc. Notes 4.63% due 01/15/10		560,000	563,665
Daimler North American Corp. Senior Notes 5.75% due 06/18/10	EUR	400,000	602,141
Eli Lilly & Co. Senior Notes 3.55% due 03/06/12		600,000	628,208
Inter-American Development Bank Notes 7.00% due 06/15/25		850,000	1,047,291
International Business Machines Corp. Notes 6.63% due 01/30/14	EUR	400,000	666,902
JPMorgan Chase Co. Notes 5.25% due 05/08/13	EUR	450,000	705,634
Morgan Stanley Senior Notes 6.00% due 05/13/14		600,000	644,077
Morgan Stanley Senior Notes 6.50% due 04/15/11	EUR	250,000	385,853
Wachovia Bank NA Notes 6.00% due 05/23/13	EUR	400,000	633,888
Wm Covered Bond Program Sec. Notes 4.00% due 09/27/16	EUR	850,000	1,203,668

			10,671,393

TOTAL CORPORATE BONDS & NOTES (cost $80,769,816)			90,746,762

Government Agencies — 37.3%

AUSTRALIA — 0.2%
Government of Australia Bonds 6.00% due 02/15/17	AUD	450,000	417,799

AUSTRIA — 0.2%
OeBB — Infrastruktur AG Government Guar. Notes 4.75% due 10/28/13		290,000	308,819
SCHIG Government Guar. Notes 4.63% due 11/21/13		260,000	278,281

			587,100

BELGIUM — 1.4%
Kingdom of Belgium Bonds 3.50% due 03/28/15	EUR	1,310,000	1,994,451
Kingdom of Belgium Bonds 4.25% due 09/28/13	EUR	500,000	788,400
Kingdom of Belgium Bonds 5.50% due 03/28/28	EUR	600,000	1,015,519

			3,798,370

CANADA — 1.9%
Government of Canada Bonds 3.50% due 06/01/13	CAD	1,940,000	1,871,583
Government of Canada Bonds 5.13% due 11/14/16	CAD	550,000	600,346
Government of Canada Bonds 5.75% due 06/01/29	CAD	1,000,000	1,137,507
Province of Ontario Bonds 4.10% due 06/16/14		1,350,000	1,430,278

			5,039,714

DENMARK — 1.0%
Kingdom of Denmark Bonds 4.00% due 11/15/17	DKK	7,600,000	1,559,375

Kingdom of Denmark Bonds 6.00% due 11/15/11	DKK	5,000,000	1,071,335

			2,630,710

FINLAND — 2.4%
Government of Finland Notes 3.13% due 09/15/14	EUR	2,550,000	3,845,777
Government of Finland Bonds 4.38% due 07/04/19	EUR	1,560,000	2,454,253

			6,300,030

FRANCE — 6.4%
Caisse D’ Amort Dette Bonds 3.63% due 04/25/16	EUR	2,900,000	4,386,560
Government of France Notes 3.75% due 01/12/13	EUR	1,500,000	2,327,166
Government of France Bonds 3.75% due 04/25/21	EUR	500,000	738,975
Government of France Bonds 4.00% due 10/25/38	EUR	1,740,000	2,486,643
Government of France Bonds 5.50% due 04/25/29	EUR	200,000	345,826
Government of France Bonds 5.75% due 10/25/32	EUR	2,050,000	3,708,505
Societe Financement de l’Economie Francaise Government Guar. Notes 2.88% due 09/22/14		1,470,000	1,475,636
Societe Financement de l’Economie Francaise Government Guar. Notes 3.13% due 06/30/14	EUR	650,000	973,213
Societe Financement de l’Economie Francaise Government Guar. Notes 3.38% due 05/05/14		550,000	565,826

			17,008,350

GERMANY — 7.2%
Federal Republic of Germany Bonds 3.50% due 01/04/16	EUR	4,000,000	6,147,674
Federal Republic of Germany Bonds 3.75% due 01/04/15	EUR	1,600,000	2,493,730
Federal Republic of Germany Bonds 4.25% due 07/04/14	EUR	2,440,000	3,880,644
Federal Republic of Germany Bonds 4.75% due 07/04/40	EUR	510,000	850,627
Federal Republic of Germany Bonds 5.00% due 07/04/12	EUR	1,850,000	2,954,108
Federal Republic of Germany Bonds 6.25% due 01/04/24	EUR	300,000	560,372
Federal Republic of Germany Bonds 6.50% due 07/04/27	EUR	1,280,000	2,466,609

			19,353,764

ITALY — 6.4%
Republic of Italy Bonds 1.80% due 02/23/10	JPY	770,000,000	8,587,833
Republic of Italy Bonds 4.50% due 02/01/18	EUR	1,610,000	2,529,242
Republic of Italy Bonds 5.50% due 11/01/10	EUR	800,000	1,230,453
Republic of Italy Bonds 6.00% due 05/01/31	EUR	2,740,000	4,653,987

			17,001,515

JAPAN — 6.0%
Government of Japan Bonds 1.50% due 12/20/17	JPY	300,000,000	3,418,627
Government of Japan Bonds 1.70% due 12/20/16	JPY	142,000,000	1,651,737
Government of Japan Bonds 1.90% due 03/20/24	JPY	450,000,000	5,043,889
Government of Japan Bonds 2.00% due 12/20/25	JPY	70,000,000	780,304
Government of Japan Bonds 2.10% due 12/20/26	JPY	35,000,000	393,187
Government of Japan Bonds 2.30% due 03/20/39	JPY	60,000,000	671,169
Japanese Government CPI Linked Bonds 1.00% due 06/10/16	JPY	407,624,000	4,195,563

			16,154,476

NETHERLANDS — 3.0%
Government of Netherlands Bonds 3.25% due 07/15/15	EUR	1,750,000	2,637,971
Government of Netherlands Bonds 4.25% due 07/15/13	EUR	3,500,000	5,523,797

			8,161,768

PHILIPPINES — 0.2%
Asian Development Bank Senior Notes 2.35% due 06/21/27	JPY	40,000,000	455,291

SPAIN — 0.2%
Kingdom of Spain Bonds 4.40% due 01/31/15	EUR	360,000	570,880

SWEDEN — 0.1%
Kingdom of Sweden Debentures 6.75% due 05/05/14	SEK	2,300,000	381,179

UNITED KINGDOM — 0.2%
Government of United Kingdom Bonds 4.25% due 03/07/36	GBP	330,000	548,843

UNITED STATES — 0.5%
US Central Federal Credit Union Government Guar. Notes 1.90% due 10/19/12		670,000	671,071
Western Corporate Federal Credit Union Government Guar. Notes 1.75% due 11/02/12		750,000	749,129

			1,420,200

TOTAL GOVERNMENT AGENCIES (cost $87,494,335)			99,829,989

Government Treasuries — 18.7%

ITALY — 7.4%
Italy Buoni Poliennali Del Tesoro Bonds 4.00% due 02/01/37	EUR	580,000	750,371
Italy Buoni Poliennali Del Tesoro Bonds 4.25% due 10/15/12	EUR	10,540,000	16,446,370
Italy Buoni Poliennali Del Tesoro Bonds 4.25% due 09/01/19	EUR	1,100,000	1,662,184
Italy Buoni Poliennali Del Tesoro Bonds 5.00% due 08/01/34	EUR	610,000	916,756

			19,775,681

SWEDEN — 0.2%
Vattenfall Treasury AB Company Guar. Notes 6.75% due 01/31/19	EUR	400,000	694,684

UNITED KINGDOM — 3.0%
United Kingdom Gilt Treasury Bonds 2.75% due 01/22/15	GBP	2,500,000	4,072,444
4.50% due 12/07/42	GBP	850,000	1,490,400
4.50% due 09/07/34	GBP	1,410,000	2,435,586

			7,998,430

UNITED STATES — 8.1%
United States Treasury Bonds
1.63% due 01/15/15		1,356,312	1,402,405
4.25% due 05/15/39		2,250,000	2,255,274
5.25% due 11/15/28		2,200,000	2,502,843
5.50% due 08/15/28		1,220,000	1,426,637
6.13% due 11/15/27		120,000	149,700
6.63% due 02/15/27		300,000	391,500
7.50% due 11/15/24		540,000	750,263
8.00% due 11/15/21(6)		5,650,000	7,960,319
United States Treasury Notes
2.25% due 10/31/14		150,000	150,387
2.63% due 07/31/14		4,590,000	4,672,478

			21,661,806

TOTAL GOVERNMENT TREASURIES (cost $48,541,256)			50,130,601

Foreign Debt Obligations — 1.6%

SUPRANATIONAL — 1.6%
European Investment Bank Senior Notes 1.90% due 01/26/26	EUR	91,000,000	966,930
European Investment Bank Notes 2.38% due 03/14/14		2,844,000	2,832,971
European Investment Bank Senior Bonds 5.50% due 12/07/11	GBP	325,000	573,855

TOTAL FOREIGN DEBT OBLIGATIONS (cost $4,190,388)			4,373,756

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $240,128,386)			257,624,452

Short-Term Investment Securities — 3.4%

TIME DEPOSIT — 3.4%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 11/02/09 (cost $9,016,000)		9,016,000	9,016,000

TOTAL INVESTMENTS — (cost $249,144,386)(4)		99.6%	266,640,452
Other assets less liabilities		0.4	1,133,576

NET ASSETS —		100.0%	$267,774,028

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2009, the aggregate value of these securities was $578,893 representing 0.2% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

**	Denominated in United States Dollars unless otherwise indicated.

(1)	Collateralized Mortgage Obligation

(2)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of October 31, 2009.

(3)	Perpetual maturity — maturity date reflects the next call date.

(4)	See Note 4 for cost of investments on a tax basis.

(5)	Illiquid Security. At October 31, 2009, the aggregate value of these securities was $578,893 representing 0.2% of net assets.

(6)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(7)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.

(8)	Subsequent to October 31, 2009, the company has filed for Chapter 11 bankruptcy protection.
Open Futures Contracts

					Market
				Market	Value as of	Unrealized
Number of			Expiration	Value at	October 31,	Appreciation
Contracts	Type	Description	Month	Trade Date	2009	(Depreciation)

20	Long	Euro Shatz	December 2009	$3,186,469	$3,192,873	$6,404
80	Short	Euro-BOBL	December 2009	13,600,627	13,647,322	(46,695)
85	Long	Euro-Bund	December 2009	15,207,518	15,287,875	80,357
16	Short	Japan 10 Year Bond	December 2009	24,515,899	24,390,627	125,272
53	Short	LIF Long Gilt	December 2009	10,310,823	10,355,956	(45,133)
119	Short	U.S. Treasury Long Bond	December 2009	14,154,317	14,298,594	(144,277)
50	Long	U.S. Treasury 2 Year Note	December 2009	10,805,362	10,880,468	75,106
147	Long	U.S. Treasury 5 Year Note	December 2009	17,059,984	17,118,809	58,825
361	Long	U.S. Treasury 10 Year Note	December 2009	42,354,799	42,817,984	463,185

						$573,044

Open Forward Foreign Currency Contracts

						Gross
	Contract to		In Exchange		Delivery	Unrealized
	Deliver		For		Date	Appreciation

*	CAD	1,387,405.08	EUR	874,000.00	12/16/2009	$3,839
	CAD	526,734.50	AUD	562,000.00	12/16/2009	16,991
*	EUR	20,574,037.40	USD	30,376,954.76	11/25/2009	100,663
*	EUR	4,878,000.00	USD	7,259,558.90	12/16/2009	81,710
*	EUR	333,000.00	NZD	696,877.43	12/16/2009	8,527
*	EUR	399,000.00	NOK	3,388,028.70	12/16/2009	3,619
*	EUR	1,735,000.00	GBP	1,582,768.26	12/16/2009	44,037
	EUR	666,033.30	CHF	1,011,111.81	12/16/2009	5,818
*	EUR	665,000.00	AUD	1,123,966.38	12/16/2009	29,035
*	EUR	654,000.00	NOK	5,650,102.20	12/16/2009	22,809
*	GBP	583,801.50	EUR	655,000.00	12/16/2009	5,900
	NZD	1,360,156.34	AUD	1,109,000.00	12/16/2009	21,129
	SEK	11,023,835.13	NOK	9,054,000.00	12/16/2009	23,988
	SEK	11,534,862.60	GBP	1,008,505.90	12/16/2009	28,047
*	SEK	10,744,085.30	EUR	1,055,000.00	12/16/2009	37,187
	USD	521,878.82	AUD	593,631.00	11/23/2009	11,479
	USD	1,810,241.71	AUD	2,146,892.37	12/16/2009	114,312
*	USD	6,464,183.32	EUR	4,480,665.97	12/16/2009	128,998
*	USD	5,872,540.83	GBP	3,673,460.46	11/27/2009	155,582
	USD	3,443,834.57	GBP	2,130,523.01	12/16/2009	51,977
	USD	1,351,986.81	JPY	122,289,910.00	11/20/2009	6,675
*	USD	3,057,000.00	JPY	279,739,844.00	12/16/2009	51,443
	USD	1,443,000.00	NOK	8,422,502.40	12/16/2009	25,549
*	USD	3,810,750.23	NZD	5,629,709.30	12/16/2009	216,593

						$1,195,907

						Gross
	Contract to		In Exchange		Delivery	Unrealized
	Deliver		For		Date	Depreciation

*	AUD	1,149,266.30	EUR	665,000.00	12/16/2009	$(51,715)
*	AUD	3,898,918.94	EUR	2,344,000.00	12/16/2009	(46,002)
*	CAD	1,057,808.40	EUR	660,000.00	12/16/2009	(6,449)
	CHF	2,878,273.30	USD	2,699,764.85	12/16/2009	(106,651)
	DKK	4,444,923.29	USD	868,997.71	11/18/2009	(9,661)
*	EUR	3,536,000.00	USD	5,123,190.93	12/16/2009	(79,939)
*	EUR	660,000.00	SEK	6,682,145.01	12/16/2009	(28,803)
*	EUR	1,003,724.60	NOK	8,444,243.05	12/16/2009	(4,613)
	EUR	677,000.00	JPY	87,700,272.00	12/16/2009	(21,670)
*	EUR	2,266,000.00	CAD	3,551,126.32	12/16/2009	(52,422)
*	EUR	663,000	SEK	6,759,351	12/16/2009	(22,329)
*	EUR	1,278,000	NZD	2,593,200	12/16/2009	(25,437)
*	GBP	1,543,000.00	USD	2,520,027.60	11/27/2009	(12,024)
*	GBP	891,961.77	EUR	987,000.00	12/16/2009	(11,207)
	GBP	627,000.00	JPY	87,773,730.00	12/16/2009	(53,462)
*	GBP	2,210,219.37	EUR	2,413,047.87	12/16/2009	(75,843)
*	JPY	570,032,786.00	USD	6,097,530.90	12/16/2009	(236,621)
	JPY	52,373,120.00	CAD	608,000.00	12/16/2009	(20,054)
*	NOK	20,859,633.30	EUR	2,439,362.86	12/16/2009	(47,633)
*	NZD	1,397,000.00	USD	939,426.62	12/16/2009	(59,949)
*	NZD	3,414,469.16	EUR	1,655,000.00	12/16/2009	(7,331)
	USD	495,225.45	AUD	549,000.00	12/16/2009	(3,081)
	USD	2,164,025.32	CAD	2,221,371.99	12/2/2009	(111,058)
	USD	1,298,000.00	CAD	1,356,582.30	12/16/2009	(44,252)
*	USD	1,272,285.80	EUR	852,067.28	11/25/2009	(18,402)
*	USD	4,458,536.12	EUR	3,010,000.00	12/16/2009	(29,400)
	USD	15,671,313.48	JPY	1,410,418,213.00	11/20/2009	(1,325)
*	USD	1,895,000.00	JPY	167,192,060.00	12/16/2009	(37,177)
*	USD	1,087,271.27	NZD	1,477,000.00	12/16/2009	(30,664)
	USD	957,510.37	SEK	6,731,250.00	11/30/2009	(8,302)
	USD	1,859,310.62	SEK	13,126,732.96	12/16/2009	(8,086)

						$(1,271,562)

Net Unrealized Depreciation						$(75,655)

*	Represents partially offsetting forward foreign currency contracts, that to the extent they are offset, do not have additional market risk, but have continued counterparty settlement risk.

AUD — Australian Dollar	EUR — Euro Dollar	NZD — New Zealand Dollar
CAD — Canada Dollar	GBP — British Pound	SEK — Swedish Krona
CHF — Swiss Franc	JPY — Japanese Yen	USD — United States Dollar
DKK — Danish Krone	NOK — Norwegian Krone
Interest Rate Swap Contracts #

			Rates Exchanged		Upfront Payments	Gross
	Notional Amount	Termination	Payments Received	Payments Made	Made (Received) by	Unrealized
Swap Counterparty	(000’s)	Date	by the Portfolio	by the Portfolio	the Portfolio	Appreciation

Bank of America	USD 16,260	08/13/17	4.955%	3 month LIBOR	$—	$465,776
Credit Suisse First Boston International (London)	GBP 400	12/16/10	3.500%	6 month BP	(8,628)	14,421
Deutsche Bank AG	JPY 423,000	12/16/14	1.000%	6 month JYOR	5,479	14,077
The Royal Bank of Scotland	GBP 3,410	12/16/14	3.500%	6 month BP	(63,134)	111,320
UBS AG	JPY 579,000	12/16/14	1.000%	6 month JYOR	(10,807)	39,909
	JPY 609,000	12/16/14	1.000%	6 month JYOR	4,752	23,684

						$669,187

			Rates Exchanged		Upfront Payments	Gross
	Notional Amount	Termination	Payments Received	Payments Made	Made (Received) by	Unrealized
Swap Counterparty	(000’s)	Date	by the Portfolio	by the Portfolio	the Portfolio	Depreciation

Bank of America	USD 9,160	08/13/22	3 month LIBOR	5.075%	$—	$(372,383)
Barclay’s Bank	EUR 4,570	12/16/14	6 month EURO	3.000%	59,998	(123,503)
Citibank NA	USD 10,490	12/16/14	3 month LIBOR	3.000%	426,559	(610,877)
Credit Suisse First Boston International (London)	EUR 3,530	12/16/11	6 month EURO	2.000%	2,715	(11,742)
Deutsche Bank AG	EUR 5,190	12/16/14	6 month EURO	3.000%	105,792	(183,196)
Morgan Stanley	USD 8,910	12/16/16	3 month LIBOR	3.250%	45,148	(58,052)
	USD 9,530	12/16/16	3 month LIBOR	3.250%	78,621	(93,858)
	USD 9,540	12/16/16	3 month LIBOR	3.250%	142,832	(161,480)
						$(1,615,091)

Total					$789,327	$(945,904)

#	Illiquid Security

BP — British Pound Offered Rate	JYOR — Japanese Yen Offered Rate
EURO — Euro Offered Rate	LIBOR — London Interbank Offered Rate

Industry Allocation*
Sovereign	44.0%
Banks-Special Purpose	13.4
United States Treasury Bonds	6.3
Banks-Commercial	6.2
Sovereign Agency	4.3
Time Deposits	3.4
Collateralized Mortgage Obligation — Other	2.6
Diversified Financial Services	2.6
SupraNational	2.5
Diversified Banking Institutions	2.3
United States Treasury Notes	1.8
Oil Companies-Integrated	0.9
Medical-Drugs	0.8
Electric-Integrated	0.8
Banks-Mortgage	0.6
Special Purpose Entities	0.6
Finance-Investment Banker/Broker	0.6
Asset Backed Securities	0.5
Finance-Other Services	0.5
Regional Authority	0.5
Savings & Loans/Thrifts	0.5
Credit Card Other	0.5
Finance-Leasing Companies	0.5
Diversified Minerals	0.4
Oil-Field Services	0.4
Finance-Consumer Loans	0.4
Home Equity Other	0.3
Telephone-Integrated	0.3
Cable TV	0.3
Computers	0.3
Banks-Money Center	0.2
Auto-Cars/Light Trucks	0.2
Insurance-Property/Casualty	0.1

99.6%

*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2009 (see Note 1):

			Level 3-Signifcant
	Level 1 - Unadjusted	Level 2- Other	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total

Long-Term Investment Securities:
Asset Backed Securities	$—	$11,964,451	$578,893	$12,543,344
Corporate Bonds & Notes	—	90,746,762	—	90,746,762
Government Agencies	—	99,829,989	—	99,829,989
Government Treasuries	21,661,806	28,468,795	—	50,130,601
Foreign Debt Obligations	—	4,373,756	—	4,373,756
Short Term Investment Securities:
Time Deposit	—	9,016,000	—	9,016,000
Other Financial Instruments:+
Open Futures Contracts Appreciation	809,149	—	—	809,149
Open Futures Contracts Depreciation	(236,105)	—	—	(236,105)
Forward Foreign Currency Contracts Appreciation	—	1,195,907	—	1,195,907
Forward Foreign Currency Contracts Depreciation	—	(1,271,562)	—	(1,271,562)
Interest Rate Swap Contracts Appreciation	—	669,187	—	669,187
Interest Rate Swap Contracts Depreciation	—	(1,615,091)	—	(1,615,091)

Total	$22,234,850	$243,378,194	$578,893	$266,191,937

+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as future, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
The following is a reconciliation of Level 3 assets which significant unobeservable inputs were used to determine fair value:

Asset Backed
Securities
Balance as of 1/31/2009	$—
Accrued discounts/premiums	—
Realized gain(loss)	—
Change in unrealized appreciation(depreciation)	172,412
Net purchases(sales)	(229,030)
Transfers in and/or out of Level 3	635,511

Balance as of 10/31/2009	$578,893

See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
HIGH-YIELD BOND PORTFOLIO
Portfolio of Investments — October 31, 2009
(unaudited)

Convertible Bonds & Notes — 0.3%	Principal Amount /Shares	Market Value (Note 1)

TELECOM SERVICES — 0.3%
ICO North America, Inc. Senior Sec. Notes 7.50% due 08/15/09†(1)(2)(4)(9)(11)(12) (cost $1,272,000)	$1,272,000	$795,000

U.S. Corporate Bonds & Notes — 85.0%

ADVERTISING SERVICES — 0.7%
Visant Holding Corp. Company Guar. Notes 7.63% due 10/01/12	1,055,000	1,061,594
Visant Holding Corp. Senior Notes 10.25% due 12/01/13(5)	1,040,000	1,071,200

		2,132,794

AEROSPACE/DEFENSE — 0.1%
Spirit Aerosystems, Inc. Company Guar. Notes 7.50% due 10/01/17*	375,000	372,188

AGRICULTURAL CHEMICALS — 0.3%
Terra Capital, Inc. Senior Notes 7.75% due 11/01/19*	825,000	829,125

AIRLINES — 1.8%
American Airlines, Inc. Pass Through Certs. Series 2001-2, Class A-2 7.86% due 04/01/13	694,000	690,530
Continental Airlines, Inc. Pass Through Certs. Series 2001-1, Class A-2 6.50% due 06/15/11	1,075,000	1,064,250
Delta Air Lines, Inc. Pass Through Certs. Series 2001-1, Class A2 7.11% due 09/18/11	700,000	691,250
Delta Air Lines, Inc. Pass Through Certs. Series 2000-1, Class A-2 7.57% due 11/18/10	525,000	525,000
Delta Air Lines, Inc. Senior Sec. Notes 9.50% due 09/15/14*	850,000	867,000
Delta Air Lines, Inc. Senior Sec. Notes 11.75% due 03/15/15*	350,000	330,750
United AirLines, Inc. Pass Through Certs. Series 2001-1 Class B 6.93% due 09/01/11	849,915	847,790
United AirLines, Inc. Pass Through Certs. Series 2000-2, Class A-2 7.19% due 04/01/11	95,918	95,678

		5,112,248

APPLICATIONS SOFTWARE — 0.3%
SS&C Technologies, Inc. Company Guar. Notes 11.75% due 12/01/13	775,000	813,750

AUCTION HOUSES/ART DEALERS — 0.5%
KAR Auction Services, Inc. Company Guar. Notes 4.48% due 05/01/14(6)	1,070,000	981,725
KAR Auction Services, Inc. Company Guar. Notes 8.75% due 05/01/14	565,000	571,356

		1,553,081

AUTO-HEAVY DUTY TRUCKS — 0.2%
Navistar International Corp. Senior Notes 8.25% due 11/01/21	650,000	634,563

AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL — 0.3%
ArvinMeritor, Inc. Senior Notes 8.13% due 09/15/15	919,000	801,828

AUTO/TRUCK PARTS & EQUIPMENT-REPLACEMENT — 0.6%
Affinia Group, Inc. Senior Sec. Notes 10.75% due 08/15/16*	650,000	713,375
Allison Transmission Senior Notes 11.00% due 11/01/15*	875,000	892,500
Exide Corp. Notes 10.00% due 03/15/25†(1)(2)	1,975,000	0

		1,605,875

BANKS-SUPER REGIONAL — 1.2%
BAC Capital Trust VI Bank Guar. Bonds 5.63% due 03/08/35	425,000	331,512
BAC Capital Trust XI Bank Guar. 6.63% due 05/23/36	400,000	344,246
Fifth Third Capital Trust IV Bank Guar. Notes 6.50% due 04/15/37(6)	1,969,000	1,402,912
Wachovia Capital Trust III Bank Guar. 5.80% due 03/15/11(6)(7)	1,975,000	1,413,112

		3,491,782

BEVERAGES-WINE/SPIRITS — 0.4%
Constellation Brands, Inc. Company Guar. Notes 7.25% due 05/15/17	1,050,000	1,052,625

BROADCAST SERVICES/PROGRAM — 0.0%
Fisher Communications, Inc. Senior Notes 8.63% due 09/15/14	100,000	94,000

BUILDING & CONSTRUCTION PRODUCTS-MISC. — 0.3%
Interline Brands, Inc. Senior Sub. Notes 8.13% due 06/15/14	784,000	772,240

BUILDING PRODUCTS-CEMENT — 0.4% Texas Industries, Inc. Company Guar. Notes 7.25% due 07/15/13	1,125,000	1,102,500

BUILDING-RESIDENTIAL/COMMERCIAL — 0.8%
D.R. Horton, Inc. Senior Notes 6.50% due 04/15/16	1,600,000	1,528,000
KB Home Company Guar. Notes 6.25% due 06/15/15	875,000	822,500

		2,350,500

CABLE/SATELLITE TV — 5.2%
CCH II LLC/CCH II Capital Corp. Senior Notes 10.25% due 09/15/10†(3)(4)	355,000	427,775
CCH II LLC/CCH II Capital Corp. Senior Notes 10.25% due 09/15/10†(3)(4)	1,292,000	1,563,320
CCH II LLC/CCH II Capital Corp. Company Guar. Notes 10.25% due 10/01/13*†(3)(4)	91,000	102,375
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 8.75% due 11/15/13†(3)(4)	3,230,000	3,528,775
Cequel Communications Holdings I LLC/Cequel Capital Corp. Senior Notes 8.63% due 11/15/17*	625,000	616,125
Charter Communications Operating LLC Senior Notes 12.88% due 09/15/14*†(3)(4)	1,874,000	2,070,770
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Notes 8.38% due 04/30/14*†(3)(4)	2,838,000	2,887,665
CSC Holdings, Inc. Senior Notes 8.50% due 06/15/15*	1,300,000	1,373,125
CSC Holdings, Inc. Senior Notes 8.63% due 02/15/19*	775,000	827,312
DISH DBS Corp. Company Guar. Notes 7.75% due 05/31/15	1,350,000	1,380,375

		14,777,617

CASINO HOTELS — 2.8%
Eldorado Casino Corp. (Shreveport) Sec. Bonds 10.00% due 08/01/12(2)(8)	2,046,934	1,729,659
Eldorado Resorts LLC Senior Notes 9.00% due 04/15/14(1)(2)	3,250,000	2,767,375
Harrahs Entertainment, Inc. Senior Sec. Notes 11.25% due 06/01/17*	1,575,000	1,606,500
MGM Mirage, Inc. Senior Sec. Notes 11.13% due 11/15/17*	1,225,000	1,347,500
Turning Stone Resort Casino Enterprise Senior Notes 9.13% due 09/15/14*	697,000	665,635

		8,116,669

CASINO SERVICES — 0.3%
Snoqualmie Entertainment Authority Senior Sec. Notes 9.13% due 02/01/15*	1,595,000	829,400

CELLULAR TELECOM — 2.0%
Centennial Communications Corp. Senior Notes 10.13% due 06/15/13	1,750,000	1,806,875
Cricket Communications, Inc. Senior Sec. Notes 7.75% due 05/15/16*	1,075,000	1,072,313
Cricket Communications, Inc. Company Guar. Notes 9.38% due 11/01/14	88,000	85,360
Cricket Communications, Inc. Company Guar. Notes 10.00% due 07/15/15	1,500,000	1,473,750
MetroPCS Wireless, Inc. Company Guar. Notes 9.25% due 11/01/14	1,183,000	1,191,872

		5,630,170

CHEMICALS-DIVERSIFIED — 0.4%
Olin Corp. Senior Notes 8.88% due 08/15/19	1,050,000	1,099,875

CHEMICALS-PLASTICS — 0.2%
Hexion US Finance Corp. Senior Sec. Notes 9.75% due 11/15/14	800,000	680,000

CHEMICALS-SPECIALTY — 1.2%
Huntsman International LLC Senior Sub. Notes 7.38% due 01/01/15	100,000	92,000
Huntsman International LLC Company Guar. Notes 7.88% due 11/15/14	1,290,000	1,212,600
Johnsondiversey Holdings, Inc. Company Guar. Notes 9.63% due 05/15/12	805,000	817,075
Momentive Performance Materials, Inc. Company Guar. Notes 9.75% due 12/01/14	836,000	698,060
Momentive Performance Materials, Inc. Company Guar. Notes 12.50% due 06/15/14*	624,000	663,000

		3,482,735

COAL — 0.7%
Arch Coal, Inc. Senior Notes 8.75% due 08/01/16*	525,000	538,125
Drummond Co., Inc. Senior Notes 9.00% due 10/15/14*	1,350,000	1,363,500

		1,901,625

COMPUTER SERVICES — 1.0%
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	1,420,000	1,405,800
Sungard Data Systems, Inc. Company Guar. Notes 9.13% due 08/15/13	1,350,000	1,373,625

		2,779,425

CONSULTING SERVICES — 0.2%
FTI Consulting, Inc. Company Guar. Notes 7.75% due 10/01/16	650,000	653,250

CONSUMER PRODUCTS-MISC. — 0.3%
American Achievement Corp. Company Guar. Notes 8.25% due 04/01/12*	1,020,000	1,009,800

CONTAINERS-METAL/GLASS — 0.8%
Ball Corp. Company Guar. Notes 7.38% due 09/01/19	825,000	843,562
Crown Cork & Seal Co., Inc. Debentures 7.38% due 12/15/26	325,000	289,250
Owens-Brockway Glass Container, Inc. Company Guar. Notes 8.25% due 05/15/13	1,019,000	1,039,380

		2,172,192

CONTAINERS-PAPER/PLASTIC — 0.8%
Berry Plastics Escrow LLC/Berry Plastics Escrow Corp. Senior Sec. Notes 8.25% due 11/15/15*	650,000	638,625
Berry Plastics Escrow LLC/Berry Plastics Escrow Corp. Senior Sec. Notes 8.88% due 09/15/14*	950,000	871,625
Graphic Packaging International, Inc. Company Guar. Notes 9.50% due 06/15/17*	850,000	892,500

		2,402,750

DECISION SUPPORT SOFTWARE — 0.6%
Vangent, Inc. Company Guar. Notes 9.63% due 02/15/15	1,950,000	1,857,375

DIRECT MARKETING — 0.4%
Affinity Group, Inc. Company Guar. Notes 9.00% due 02/15/12	1,825,000	1,268,375

DIVERSIFIED BANKING INSTITUTIONS — 3.4%
Bank of America Corp. Junior Sub. Notes 8.00% due 01/30/18(6)(7)	1,075,000	966,726
GMAC LLC Company Guar. Notes 6.00% due 04/01/11*	2,921,000	2,804,160
GMAC LLC Company Guar. Notes 6.88% due 09/15/11*	3,068,000	2,945,280
GMAC LLC Sub. Notes 8.00% due 12/31/18*	3,550,000	2,911,000

		9,627,166

DIVERSIFIED FINANCIAL SERVICES — 0.6%
Citigroup Capital XXI Company Guar. Bonds 8.30% due 12/21/57(6)	1,725,000	1,595,625

DIVERSIFIED MANUFACTURING OPERATIONS — 0.6%
Harland Clarke Holdings Corp. Notes 6.00% due 05/15/15(6)	525,000	423,938
Harland Clarke Holdings Corp. Notes 9.50% due 05/15/15	850,000	773,500
SPX Corp. Senior Notes 7.63% due 12/15/14	550,000	566,500

		1,763,938

ELECTRIC-GENERATION — 2.3%
Edison Mission Energy Senior Notes 7.63% due 05/15/27	865,000	609,825
Homer City Funding LLC Senior Notes 8.14% due 10/01/19	508,080	492,838
Homer City Funding LLC Senior Sec. Notes 8.73% due 10/01/26	763,360	729,009
Midwest Generation LLC Pass Thru Certs., Series B 8.56% due 01/02/16	542,620	552,116
Reliant Energy Mid-Atlantic Power Holdings LLC Pass Through Certs., Series B 9.24% due 07/02/17	759,143	809,436
Reliant Energy Mid-Atlantic Power Holdings LLC Pass Through Certs., Series C 9.68% due 07/02/26	350,000	367,500
Sithe/Independence Funding Corp. Senior Notes 9.00% due 12/30/13	735,799	754,333

The AES Corp. Senior Notes 8.00% due 10/15/17	520,000	522,600
The AES Corp. Senior Notes 8.00% due 06/01/20	1,200,000	1,200,000
The AES Corp. Senior Sec. Notes 8.75% due 05/15/13*	550,000	562,375

		6,600,032

ELECTRIC-INTEGRATED — 1.7%
Mirant Americas Generation LLC Senior Notes 8.50% due 10/01/21	1,430,000	1,272,700
Mirant Mid-Atlantic LLC Pass Through Certs., Series B 9.13% due 06/30/17	463,365	473,791
Texas Competitive Electric Holdings Co., LLC Company Guar. Notes, Series A 10.25% due 11/01/15	3,040,000	2,158,400
Texas Competitive Electric Holdings Co., LLC Company Guar. Notes 10.50% due 11/01/16(9)	1,617,712	1,047,469

		4,952,360

ELECTRONIC COMPONENTS-MISC. — 0.5%
Jabil Circuit, Inc. Senior Notes 7.75% due 07/15/16	350,000	363,125
Sanmina-SCI Corp. Company Guar. Notes 6.75% due 03/01/13	1,125,000	1,068,750

		1,431,875

ELECTRONIC COMPONENTS-SEMICONDUCTORS — 0.9%
Amkor Technology, Inc. Senior Notes 7.75% due 05/15/13	1,195,000	1,197,987
Spansion LLC Senior Sec. Notes 5.33% due 06/01/13*†(3)(4)(6)	1,264,000	1,327,200

		2,525,187

ENERGY-ALTERNATE SOURCES — 0.3%
Headwaters, Inc. Senior Notes 11.38% due 11/01/14*	825,000	827,063

FINANCE-AUTO LOANS — 2.9%
Ford Motor Credit Co. LLC Senior Notes 7.38% due 02/01/11	4,075,000	4,091,129
Ford Motor Credit Co. LLC Senior Notes 7.50% due 08/01/12	1,475,000	1,436,436
Ford Motor Credit Co. LLC Senior Notes 9.75% due 09/15/10	2,658,000	2,724,798

		8,252,363

FINANCE-COMMERCIAL — 0.7%
CIT Group, Inc. Senior Notes 0.70% due 02/13/12(6)(20)	1,655,000	1,069,342
CIT Group, Inc. Senior Notes 5.40% due 02/13/12(20)	1,307,000	856,234

		1,925,576

FOOD-MEAT PRODUCTS — 0.6%
Smithfield Foods, Inc. Senior Sec. Notes 10.00% due 07/15/14*	1,550,000	1,627,500

FOOD-MISC. — 0.2%
Del Monte Foods Co. Senior Sub. Notes 7.50% due 10/15/19*	525,000	532,875

FOOD-RETAIL — 0.4%
Ingles Markets, Inc. Senior Notes 8.88% due 05/15/17	775,000	794,375
SUPERVALU, Inc. Senior Notes 8.00% due 05/01/16	375,000	380,625

		1,175,000

FUNERAL SERVICES & RELATED ITEMS — 0.5%
Carriage Services, Inc. Senior Notes 7.88% due 01/15/15	1,450,000	1,363,000

GAMBLING (NON-HOTEL) — 0.7%
Downstream Development Authority Senior Sec. Notes 12.00% due 10/15/15*	1,385,000	1,121,850
Waterford Gaming LLC Senior Notes 8.63% due 09/15/14*	1,360,000	870,400

		1,992,250

HAZARDOUS WASTE DISPOSAL — 0.5%
Clean Harbors, Inc. Senior Sec. Notes 7.63% due 08/15/16*	1,325,000	1,358,125

HOME FURNISHINGS — 0.0%
Simmons Co. Senior Disc. Notes 10.00% due 12/15/14†(5)(20)(21)	68,000	6,460

HOTEL/MOTELS — 0.5%
Gaylord Entertainment Co. Company Guar. Notes 6.75% due 11/15/14	1,530,000	1,407,600

HUMAN RESOURCES — 0.2%
Team Health, Inc. Company Guar. Notes 11.25% due 12/01/13	586,000	615,300

INDEPENDENT POWER PRODUCERS — 1.4%
Calpine Corp. Notes 8.75% due 07/15/13(1)	5,150,000	0
Mirant North America LLC Senior Notes 7.38% due 12/31/13	1,025,000	1,009,625
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	2,035,000	2,022,281
RRI Energy, Inc. Senior Notes 7.88% due 12/31/17	960,000	940,800

		3,972,706

INSURANCE BROKERS — 0.7%
USI Holdings Corp. Senior Sub. Notes 9.75% due 05/15/15*	2,145,000	1,909,050

INSURANCE-MUTUAL — 0.1%
Liberty Mutual Group, Inc. Company Guar. Bonds 10.75% due 06/15/58*(6)	290,000	304,500

INVESTMENT MANAGEMENT/ADVISOR SERVICES — 0.2%
Janus Capital Group, Inc. Notes 6.95% due 06/15/17	471,000	447,733

MEDICAL INFORMATION SYSTEMS — 0.4%
Spheris, Inc. Senior Sub. Notes 11.00% due 12/15/12	2,250,000	1,192,500

MEDICAL PRODUCTS — 0.8%
DJO Finance LLC/DJO Finance Corp. Company Guar. Notes 10.88% due 11/15/14	850,000	886,125
LVB Acquisition Holding LLC Company Guar. Notes 10.00% due 10/15/17	1,200,000	1,297,500

		2,183,625

MEDICAL-BIOMEDICAL/GENE — 0.1%
Bio-Rad Laboratories, Inc. Senior Sub. Notes 8.00% due 09/15/16*	400,000	412,000

MEDICAL-DRUGS — 0.9%
Axcan Intermediate Holdings, Inc. Senior Notes 9.25% due 03/01/15	1,150,000	1,224,750
Valeant Pharmaceuticals International Senior Notes 8.38% due 06/15/16*	1,275,000	1,303,687

		2,528,437

MEDICAL-HMO — 0.8%
Multiplan, Inc. Senior Sub. Notes 10.38% due 04/15/16*	2,325,000	2,232,000

MEDICAL-HOSPITALS — 4.0%
Community Health Systems, Inc. Company Guar. Notes 8.88% due 07/15/15	1,640,000	1,689,200
HCA, Inc. Senior Notes 7.50% due 11/15/95	2,325,000	1,728,884
HCA, Inc. Senior Notes 7.88% due 02/01/11	974,000	993,480
HCA, Inc. Senior Notes 8.50% due 04/15/19*	2,700,000	2,862,000
HCA, Inc. Senior Notes 8.75% due 09/01/10	440,000	447,700
HCA, Inc. Senior Sec. Notes 9.25% due 11/15/16	3,600,000	3,762,000

		11,483,264

METAL-ALUMINUM — 0.1%
Noranda Aluminum Holding Corp. Senior Notes 7.16% due 11/15/14(6)(9)	731,832	398,848

MINING — 0.4%
Noranda Aluminum Acquisition Corp. Company Guar. Notes 5.41% due 11/15/14(6)(9)	1,596,556	1,121,581

MULTIMEDIA — 0.1%
Haights Cross Operating Co. Senior Notes 11.75% due 08/15/11(3)	725,000	311,750

MUSIC — 0.5%
WMG Acquisition Corp. Senior Notes 9.50% due 06/15/16*	1,450,000	1,547,875

NON-FERROUS METALS — 0.0%
Renco Metals, Inc. Bonds 11.50% due 07/01/03†(1)(2)(10)(11)	600,000	0

NON-HAZARDOUS WASTE DISPOSAL — 0.7%
Casella Waste Systems, Inc. Senior Sec. Notes 11.00% due 07/15/14*	375,000	400,312
Waste Services, Inc. Senior Sub. Notes 9.50% due 04/15/14	540,000	542,700
Waste Services, Inc. Senior Sub. Notes 9.50% due 04/15/14*	1,075,000	1,080,375

		2,023,387

OFFICE SUPPLIES & FORMS — 0.2%
ACCO Brands Corp. Senior Sec. Notes 10.63% due 03/15/15*	625,000	668,750

OIL COMPANIES-EXPLORATION & PRODUCTION — 5.2%
Atlas Energy Resources LLC Senior Notes 10.75% due 02/01/18*	1,225,000	1,304,625
Belden & Blake Corp. Company Guar. Notes 8.75% due 07/15/12	300,000	276,000
Brigham Exploration Co. Company Guar. Notes 9.63% due 05/01/14	1,325,000	1,258,750
Chaparral Energy, Inc. Company Guar. Notes 8.50% due 12/01/15	1,105,000	966,875
Chesapeake Energy Corp. Senior Notes 6.63% due 01/15/16	2,290,000	2,201,262
Chesapeake Energy Corp. Senior Notes 9.50% due 02/15/15	575,000	622,438
Comstock Resources, Inc. Company Guar. Notes 8.38% due 10/15/17	375,000	371,250
Encore Acquisition Co. Senior Sub. Notes 6.00% due 07/15/15	490,000	458,150
Encore Acquisition Co. Senior Sub. Notes 6.25% due 04/15/14	200,000	189,000
Encore Acquisition Co. Senior Notes 9.50% due 05/01/16	600,000	640,500
Hilcorp Energy I LP Senior Notes 7.75% due 11/01/15*	1,010,000	964,550
MXEnergy Holdings, Inc. Senior Sec. Notes 13.25% due 08/01/14*(1)	533,000	426,400
Plains Exploration & Production Co. Company Guar. Notes 7.75% due 06/15/15	650,000	641,875
Plains Exploration & Production Co. Company Guar. Notes 10.00% due 03/01/16	650,000	695,500
Quicksilver Resources, Inc. Senior Notes 8.25% due 08/01/15	925,000	904,187
Quicksilver Resources, Inc. Senior Notes 9.13% due 08/15/19	775,000	784,688
Quicksilver Resources, Inc. Senior Notes 11.75% due 01/01/16	175,000	194,250
Sabine Pass LNG LP Senior Sec. Notes 7.50% due 11/30/16	2,370,000	2,002,650

		14,902,950

OIL REFINING & MARKETING — 0.2%
Western Refining, Inc. Senior Sec. Notes 11.25% due 06/15/17*	475,000	439,375

OIL-FIELD SERVICES — 1.0%
Basic Energy Services, Inc. Senior Sec. Notes 11.63% due 08/01/14*	825,000	874,500
Helix Energy Solutions Group, Inc. Senior Notes 9.50% due 01/15/16*	1,450,000	1,489,875
Oslo Seismic Services, Inc. 1st Mtg. Bonds 8.28% due 06/01/11	415,438	420,734

		2,785,109

PAPER & RELATED PRODUCTS — 2.3%
Boise Paper Holdings LLC Senior Notes 9.00% due 11/17/17*	125,000	126,250
Caraustar Industries, Inc. Senior Sec. Notes 10.00% due 08/15/14†(1)(9)	400,228	400,228
Cellu Tissue Holdings, Inc. Senior Sec. Notes 11.50% due 06/01/14	750,000	821,250
Georgia-Pacific LLC Company Guar. Notes 7.00% due 01/15/15*	209,000	211,090
Georgia-Pacific LLC Company Guar. Notes 7.13% due 01/15/17*	445,000	449,450
Georgia-Pacific LLC Senior Notes 7.75% due 11/15/29	304,000	284,240
International Paper Co. Senior Notes 7.95% due 06/15/18	295,000	328,816
International Paper Co. Senior Notes 9.38% due 05/15/19	1,875,000	2,269,853
NewPage Corp. Senior Sec. Notes 11.38% due 12/31/14*	1,350,000	1,346,625
Verso Paper Holdings LLC/Verso Paper, Inc. Senior Sec. Notes 11.50% due 07/01/14*	375,000	399,375

		6,637,177

PHYSICIANS PRACTICE MANAGEMENT — 0.4%
US Oncology, Inc. Senior Sec. Notes 9.13% due 08/15/17*	1,125,000	1,186,875

PIPELINES — 2.6%
Copano Energy LLC Company Guar. Notes 8.13% due 03/01/16	830,000	811,325
Copano Energy LLC / Copano Energy Finance Corp. Company Guar. Notes 7.75% due 06/01/18	825,000	794,063
Dynegy-Roseton Danskammer Pass Through Certs., Series B 7.67% due 11/08/16	2,420,000	2,299,000
El Paso Corp. Senior Sub. Notes 6.88% due 06/15/14	1,100,000	1,095,011
El Paso Corp. Senior Notes 12.00% due 12/12/13	150,000	171,750
MarkWest Energy Partners LP / MarkWest Energy Finance Corp. Company Guar. Notes 8.50% due 07/15/16	575,000	583,625
MarkWest Energy Partners LP / MarkWest Energy Finance Corp. Senior Notes 8.75% due 04/15/18	550,000	562,375
NGC Corp. Capital Trust Company Guar. Bonds 8.32% due 06/01/27	1,475,000	811,250
Regency Energy Partners LP/Regency Energy Finance Corp. Company Guar. Notes 8.38% due 12/15/13	400,000	410,000

		7,538,399

PRINTING-COMMERCIAL — 0.2%
Valassis Communications, Inc. Senior Notes 8.25% due 03/01/15	665,000	628,425

PRIVATE CORRECTIONS — 0.3%
Corrections Corp. of America Company Guar. Notes 7.75% due 06/01/17	550,000	566,500
The Geo Group, Inc. Company Guar. Notes 7.75% due 10/15/17*	375,000	380,625

		947,125

PUBLISHING-BOOKS — 0.2%
TL Acquisitions, Inc. Senior Notes 10.50% due 01/15/15*	550,000	519,750

PUBLISHING-NEWSPAPERS — 0.3%
Gannett Co., Inc. Company Guar. Notes 8.75% due 11/15/14*	500,000	490,000
Gannett Co., Inc. Company Guar. Notes 9.38% due 11/15/17*	350,000	341,250

		831,250

PUBLISHING-PERIODICALS — 0.3%
Nielsen Finance LLC / Nielsen Finance Co. Company Guar. Notes 11.50% due 05/01/16	725,000	770,312
The Reader’s Digest Association, Inc. Company Guar. Notes 9.00% due 02/15/17†(3)(4)	1,965,000	24,563

		794,875

REAL ESTATE INVESTMENT TRUSTS — 0.5%
Colonial Properties Trust Notes 6.25% due 06/15/14	825,000	790,490
Developers Diversified Realty Corp. Senior Notes 5.50% due 05/01/15	825,000	721,271

		1,511,761

REAL ESTATE MANAGEMENT/SERVICES — 0.3%
CB Richard Ellis Services, Inc. Senior Sub. Notes 11.63% due 06/15/17*	700,000	762,125

RECYCLING — 0.0%
Aleris International, Inc. Company Guar. Notes 9.00% due 12/15/14†(3)(4)(9)	3,385,000	11,848

RENTAL AUTO/EQUIPMENT — 0.5%
RSC Equipment Rental, Inc. Notes 9.50% due 12/01/14	1,425,000	1,407,188

RESEARCH & DEVELOPMENT — 0.3%
Alion Science and Technology Corp. Company Guar. Notes 10.25% due 02/01/15	1,070,000	749,000

RETAIL-APPAREL/SHOE — 0.6%
Limited Brands, Inc. Senior Notes 5.25% due 11/01/14	703,000	653,790
Limited Brands, Inc. Senior Notes 6.95% due 03/01/33	912,000	747,840
Limited Brands, Inc. Senior Notes 8.50% due 06/15/19*	416,000	436,800

		1,838,430

RETAIL-ARTS & CRAFTS — 0.2%
Michaels Stores, Inc. Company Guar. Notes 11.38% due 11/01/16	700,000	677,250

RETAIL-DRUG STORE — 0.7%
Rite Aid Corp. Company Guar. Notes 9.50% due 06/15/17	587,000	478,405

Rite Aid Corp. Senior Sec. Notes 9.75% due 06/12/16	225,000	243,000
Rite Aid Corp. Senior Sec. Notes 10.25% due 10/15/19*	700,000	703,500
Rite Aid Corp. Senior Sec. Notes 10.38% due 07/15/16	650,000	653,250

		2,078,155

RETAIL-PETROLEUM PRODUCTS — 0.5%
Ferrellgas LP Senior Notes 6.75% due 05/01/14	25,000	23,875
Ferrellgas Partners LP Senior Notes 6.75% due 05/01/14	595,000	568,225
Inergy LP/Inergy Finance Corp. Company Guar. Notes 8.25% due 03/01/16	700,000	710,500

		1,302,600

RETAIL-REGIONAL DEPARTMENT STORES — 0.8%
JC Penney Corp., Inc. Senior Notes 7.40% due 04/01/37	498,000	463,140
Macy’s Retail Holdings, Inc. Company Guar. Notes 5.90% due 12/01/16	736,000	678,960
Macy’s Retail Holdings, Inc. Company Guar. Notes 6.38% due 03/15/37	456,000	371,640
Macy’s Retail Holdings, Inc. Company Guar. Notes 6.65% due 07/15/24	650,000	550,875
Macy’s Retail Holdings, Inc. Company Guar. Notes 6.90% due 04/01/29	433,000	357,225

		2,421,840

RETAIL-RESTAURANTS — 0.2%
Brinker International, Inc. Senior Notes 5.75% due 06/01/14	389,000	384,527
Wendy’s/Arby’s Restaurants LLC Senior Notes 10.00% due 07/15/16*	250,000	266,250

		650,777

RETAIL-SPORTING GOODS — 0.2%
Freedom Group, Inc. Senior Sec. Notes 10.25% due 08/01/15*	450,000	474,750

RUBBER-TIRES — 0.5%
The Goodyear Tire & Rubber Co. Senior Notes 10.50% due 05/15/16	1,250,000	1,353,125

RUBBER/PLASTIC PRODUCTS — 0.0%
Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/07†(1)(2)(10)(11)	750,000	0

SEISMIC DATA COLLECTION — 0.3%
Seitel, Inc. Senior Notes 9.75% due 02/15/14	1,120,000	750,400

SPECIAL PURPOSE ENTITIES — 1.7%
AAC Group Holding Corp. Senior Notes 10.25% due 10/01/12*(5)	950,000	942,875
Buffalo Thunder Development Authority Senior Notes 9.38% due 12/15/14*†(3)	3,705,000	685,425
CCM Merger, Inc. Notes 8.00% due 08/01/13*	680,000	557,600
Chukchansi Economic Development Authority Senior Notes 8.00% due 11/15/13*	970,000	630,500
FireKeepers Development Authority Senior Notes 13.88% due 05/15/15*	900,000	972,000
Fox Acquisition Sub LLC Senior Notes 13.38% due 07/15/16*	925,000	647,500
Local TV Finance LLC Senior Notes 9.25% due 06/15/15*(9)	855,750	301,652

		4,737,552

STEEL-PRODUCERS — 1.1%
AK Steel Corp. Company Guar. Notes 7.75% due 06/15/12	475,000	476,188
Ryerson, Inc. Senior Sec. Notes 12.00% due 11/01/15	1,759,000	1,723,820
Steel Dynamics, Inc. Company Guar. Notes 6.75% due 04/01/15	875,000	829,062

		3,029,070

STORAGE/WAREHOUSING — 0.5%
Mobile Mini, Inc. Notes 6.88% due 05/01/15	790,000	738,650
Mobile Mini, Inc. Company Guar. Notes 9.75% due 08/01/14	815,000	839,450

		1,578,100

TELECOM SERVICES — 2.2%
Cincinnati Bell Telephone Co. LLC Company Guar. Notes 7.18% due 12/15/23	450,000	337,500

Cincinnati Bell Telephone Co. LLC Company Guar. Notes 7.20% due 11/29/23	1,850,000	1,461,500
PAETEC Holding Corp. Senior Sec. Notes 8.88% due 06/30/17*	900,000	891,000
PAETEC Holding Corp. Company Guar. Notes 9.50% due 07/15/15	887,000	811,605
Qwest Corp. Senior Notes 8.38% due 05/01/16*	1,050,000	1,084,125
Qwest Corp. Senior Notes 8.88% due 03/15/12	625,000	657,812
SBA Telecommunications, Inc. Company Guar. Notes 8.25% due 08/15/19*	1,100,000	1,149,500

		6,393,042

TELEPHONE-INTEGRATED — 4.2%
Cincinnati Bell, Inc. Senior Notes 7.25% due 06/15/23	275,000	220,000
Citizens Communications Co. Senior Notes 7.13% due 03/15/19	675,000	634,500
Citizens Communications Co. Senior Notes 9.00% due 08/15/31	1,009,000	996,387
Frontier Communications Corp. Senior Notes 8.13% due 10/01/18	1,325,000	1,329,969
Level 3 Financing, Inc. Senior Notes 12.25% due 03/15/13	1,799,000	1,875,457
Qwest Capital Funding, Inc. Notes 7.25% due 02/15/11	750,000	750,000
Qwest Communications International, Inc. Company Guar. Notes, Series B 7.50% due 02/15/14	428,000	419,440
Qwest Communications International, Inc. Company Guar. Notes 8.00% due 10/01/15*	325,000	322,563
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/28	6,900,000	5,175,000
Windstream Corp. Senior Notes 7.88% due 11/01/17*	425,000	429,250

		12,152,566

TELEVISION — 0.2%
Paxson Communications Corp. Senior Sec. Notes 7.38% due 01/15/13*†(3)(4)(6)(9)	2,320,361	37,706
Umbrella Acquisition, Inc. Company Guar. Notes 9.75% due 03/15/15*(9)	850,000	658,750
Young Broadcasting, Inc. Senior Sub. Notes 8.75% due 01/15/14†(3)(4)	765,000	7,650
Young Broadcasting, Inc. Company Guar. Notes 10.00% due 03/01/11†(3)(4)	785,000	7,850

		711,956

THEATERS — 0.7%
AMC Entertainment, Inc. Senior Sub. Notes 8.00% due 03/01/14	1,293,000	1,250,977
AMC Entertainment, Inc. Senior Notes 8.75% due 06/01/19	800,000	820,000

		2,070,977

TRANSACTIONAL SOFTWARE — 0.6%
Open Solutions, Inc. Company Guar. Notes 9.75% due 02/01/15*	2,575,000	1,725,250

TRANSPORT-AIR FREIGHT — 1.0%
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 01/02/15	672,391	517,741
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class A 8.71% due 01/02/20	1,770,736	1,540,540
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class C 8.77% due 01/02/11	586,827	410,779
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class B 9.06% due 07/02/17	418,207	376,387

		2,845,447

TRANSPORT-SERVICES — 0.4%
Bristow Group, Inc. Senior Notes 7.50% due 09/15/17	700,000	673,750
PHI, Inc. Company Guar. Notes 7.13% due 04/15/13	400,000	384,000

		1,057,750

WIRELESS EQUIPMENT — 0.1%
CC Holdings GS V LLC/Crown Castle GS III Corp. Senior Notes 7.75% due 05/01/17*	375,000	393,750

TOTAL U.S. CORPORATE BONDS & NOTES (cost $247,947,584)		243,593,677

Foreign Corporate Bonds & Notes — 7.4%

BANKS-COMMERCIAL — 0.5%
Lloyds Banking Group PLC Jr. Sub. 5.92% due 10/01/15*(6)(7)	2,250,000	1,417,500

COMPUTERS-MEMORY DEVICES — 0.1%
Seagate Technology HDD Holdings Company Guar. Notes 6.80% due 10/01/16	175,000	171,500

DIVERSIFIED MANUFACTURING OPERATIONS — 0.2%
Bombardier, Inc. Senior Notes 8.00% due 11/15/14*	645,000	661,125

DIVERSIFIED MINERALS — 0.9%
Rio Tinto Finance USA, Ltd. Company Guar. Notes 9.00% due 05/01/19	475,000	590,985
Teck Resources, Ltd. Senior Sec. Notes 10.25% due 05/15/16	1,000,000	1,152,500
Teck Resources, Ltd. Senior Sec. Notes 10.75% due 05/15/19	675,000	786,375

		2,529,860

ELECTRONIC COMPONENTS-MISC. — 0.3%
Flextronics International, Ltd. Senior Sub. Notes 6.25% due 11/15/14	325,000	318,500
Flextronics International, Ltd. Senior Sub. Notes 6.50% due 05/15/13	450,000	447,750

		766,250

FOOD-MEAT PRODUCTS — 0.3%
JBS SA Company Guar. Notes 9.38% due 02/07/11	502,000	513,295
JBS SA Senior Notes 10.50% due 08/04/16*	375,000	392,813

		906,108

INDEPENDENT POWER PRODUCERS — 0.0%
AES Drax Energy, Ltd. Sec. Notes 11.50% due 08/30/10†(2)(3)(15)	4,590,000	4,590

MARINE SERVICES — 0.4%
Trico Shipping AS Senior Sec. Notes 11.88% due 11/01/14*	1,175,000	1,201,437

MEDICAL PRODUCTS — 0.4%
Angiotech Pharmaceuticals, Inc. Company Guar. Notes 4.11% due 12/01/13(6)	1,520,000	1,261,600

METAL PROCESSORS & FABRICATION — 0.0%
International Utility Structures Senior Sub Notes 10.75% due 02/01/08†(1)(2)	3,329,000	0

MULTIMEDIA — 0.2%
Quebecor Media, Inc. Senior Notes 7.75% due 03/15/16	475,000	469,063

OIL COMPANIES-EXPLORATION & PRODUCTION — 0.9%
Compton Petroleum Finance Corp. Company Guar. Notes 7.63% due 12/01/13	725,000	534,687
OPTI Canada, Inc. Senior Sec. Notes 7.88% due 12/15/14	2,585,000	2,016,300

		2,550,987

OIL-FIELD SERVICES — 0.4%
North American Energy Partners, Inc. Senior Notes 8.75% due 12/01/11	1,010,000	994,850

PAPER & RELATED PRODUCTS — 0.2%
PE Paper Escrow GmbH Senior Sec. Notes 12.00% due 08/01/14*	525,000	568,675

PRINTING-COMMERCIAL — 0.0%
Quebecor World Capital Corp. Company Guar. Notes 8.75% due 03/15/16†(1)(3)(15)	1,840,000	0

SATELLITE TELECOM — 1.5%
Intelsat Intermediate Holding Co., Ltd. Company Guar. Notes 9.50% due 02/01/15(5)	1,044,000	1,037,475
Intelsat Subsidiary Holding Co., Ltd. Company Guar. Notes 8.50% due 01/15/13	1,175,000	1,179,406
Intelsat Subsidiary Holding Co., Ltd. Company Guar. Notes 8.88% due 01/15/15	2,148,000	2,166,795

		4,383,676

SPECIAL PURPOSE ENTITY — 0.0%
Hellas Telecommunications Luxembourg II Sub. Notes 6.26% due 01/15/15*(3)(6)	1,210,000	96,800

TELECOM SERVICES — 1.1%
Global Crossing UK Finance PLC Company Guar. Notes 10.75% due 12/15/14	753,000	747,352
Wind Acquisition Finance SA Company Guar. Bonds 10.75% due 12/01/15*	408,000	440,640
Wind Acquisition Finance SA Senior Notes 11.75% due 07/15/17*	1,675,000	1,892,750

		3,080,742

TOTAL FOREIGN CORPORATE BONDS & NOTES (cost $26,089,925)		21,064,763

Loans(13)(14) — 2.9%

AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL — 0.3%
Cooper-Standard Automotive, Inc. Term Loan D 2.73% due 12/23/11†(4)(12)	1,000,000	917,500

BEVERAGES-NON-ALCOHOLIC — 0.2%
Le-Natures, Inc. BTL 7.00% due 03/01/11†(2)(3)(4)(12)	1,200,000	480,000

BUILDING-RESIDENTIAL/COMMERCIAL — 0.1%
TOUSA, Inc. BTL 12.25% due 08/15/13(2)(8)(12)	1,297,308	389,192

CASINO SERVICES — 0.3%
Herbst Gaming, Inc. Tranche 1 10.50% due 12/02/11†(2)(4)(12)	531,033	295,166
Herbst Gaming, Inc. Delayed Draw 10.50% due 12/02/11†(2)(4)(12)	957,622	532,277

		827,443

ELECTRIC-INTEGRATED — 0.1%
Texas Competitive Electric Holdings Co. LLC BTL-3 3.74% due 10/10/14(2)(12)	480,076	369,659
Texas Competitive Electric Holdings Co. LLC BTL-3 3.78% due 10/10/14(2)(12)	2,462	1,896

		371,555

FOOD-RETAIL — 0.3%
Dole Foods, Inc. BTL-C 8.00% due 04/12/13(2)(12)	173,450	175,510
Dole Foods, Inc. Tranche B 8.00% due 04/12/13(2)(12)	7,641	7,732
Solvest, Ltd. Term Loan C 8.00% due 04/12/13(2)(12)	650,424	658,148

		841,390

GAMBLING (NON-HOTEL) — 0.4%
Greektown Holdings LLC Delayed Draw 16.75% due 12/31/09(2)(12)	1,034,777	1,041,245

MEDICAL-DRUGS — 0.5%
Triax Pharmaceuticals LLC BTL 16.50% due 08/30/11(1)(2)(12)(16)	1,596,512	1,452,826

MEDICAL-HOSPITALS — 0.3%
Capella Healthcare, Inc. 2nd Lien 13.00% due 02/29/16(2)(12)	1,000,000	995,000

OIL-FIELD SERVICES — 0.4%
Stallion Oilfield Service BTL 8.75% due 08/01/12(2)(12)	2,000,000	1,075,000

TOTAL LOANS (cost $10,898,550)		8,391,151

Common Stock — 1.1%

CASINO SERVICES — 0.0%
Capital Gaming International, Inc.†(1)(2)	103	0

ENERGY-ALTERNATE SOURCES — 0.0%
VeraSun Energy Corp.†(1)(2)	75,000	0

FOOD-MISC. — 0.1%
Wornick Co.†(1)(2)(12)	8,418	265,083

GAMBLING (NON-HOTEL) — 0.1%
Shreveport Gaming Holdings, Inc.†(1)(2)(12)	17,578	242,928

MEDICAL-DRUGS — 0.0%
Triax Pharmaceuticals LLC†(1)(2)(12)(17)	128,418	1,284

MEDICAL-OUTPATIENT/HOME MEDICAL — 0.0%
Critical Care Systems International, Inc.†(1)(2)(12)	70,165	14,629

OIL COMPANIES-EXPLORATION & PRODUCTION — 0.8%
Energy Partners, Ltd.†	71,025	611,525
EXCO Resources, Inc.	92,971	1,452,207
MXEnergy Holdings, Inc.†(1)	267,187	358,031

		2,421,763

PAPER & RELATED PRODUCTS — 0.1%
Caraustar Industries, Inc.†(1)	141	236,457

TOTAL COMMON STOCK (cost $4,255,323)		3,182,144

Preferred Stock — 0.0%

MEDICAL-DRUGS — 0.0%
Triax Pharmaceuticals LLC, Class C 14.70%(1)(2)(12)(17)(cost $78,353)	39,177	392

Warrants — 0.0%†

OIL COMPANIES-EXPLORATION & PRODUCTION — 0.0%
Transmeridian Exploration, Inc. Expires 12/15/10 (Strike price $4.31)(1)	44,885	449

TELECOM SERVICES — 0.0%
Leap Wireless International, Inc. Expires 04/15/10 (strike price $96.80)(1)(2)	3,500	0

TOTAL WARRANTS (cost $131,987)		449

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $290,673,722)		277,027,576

Repurchase Agreement — 1.9%

State Street Bank & Trust Co. Joint Repurchase Agreement(18) (cost $5,412,000)	$5,412,000	5,412,000

TOTAL INVESTMENTS (cost $296,085,722)(19)	98.6%	282,439,576
Other assets less liabilities	1.4	4,125,050

NET ASSETS	100.0%	$286,564,626

†	Non-income producing security

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2009, the aggregate value of these securities was $86,090,236 representing 30.0% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.

(2)	Illiquid security. At October 31, 2009, the aggregate value of these securities was $13,294,591 representing 4.6% of net assets.

(3)	Bond in default

(4)	Company has filed for Chapter 11 bankruptcy protection.

(5)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.

(6)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of October 31, 2009.

(7)	Perpetual maturity — maturity date reflects the next call date.

(8)	PIK (“Payment-in-Kind”) security. Bond or preferred stock that pays interest/dividends in the form of additional bonds or preferred stocks.

(9)	Income may be received in cash or additional bonds at the discretion of the issuer.

(10)	Company has filed for Chapter 7 bankruptcy protection.

(11)	Bond is in default and did not pay principal at maturity.

(12)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of October 31, 2009, the High-Yield Bond Portfolio held the following restricted securities:

		Principal			Market
	Acquisition	Amount/	Acquisition	Market	Value	% of
Name	Date	Shares	Cost	Value	Per Share	Net Assets
Capella Healthcare, Inc. 13.00% due 02/29/16 Loan Agreement	3/11/08	$1,000,000	$990,887	$995,000	$99.50	0.35%

Cooper-Standard Automotive, Inc. 2.73% due 12/23/11 Loan Agreement	06/15/09	$1,000,000	$570,000	917,500	91.75	0.32

Critical Care Systems International, Inc. Common Stock	6/26/06	70,165	$583,324	14,629	0.21	0.01

Dole Food Co. BTL-C 8.00% due 04/12/13 Loan Agreement	07/07/09	$173,450	$165,369	175,510	101.19	0.06

Dole Food Co. Tranche B 8.00% due 04/12/13 Loan Agreement	07/07/09	$7,641	$6,488	7,732	101.19	0.00

Greektown Holdings LLC 16.75% due 12/31/09 Loan Agreement	06/30/09	$1,013,221	$1,010,840
	06/30/08	4,442	4,442
	07/31/09	4,321	4,321
	09/02/09	4,340	4,340
	10/07/09	4,218	4,218
	10/30/09	4,235	4,235

		1,034,777	1,032,396	1,041,245	100.63	0.36

Herbst Gaming, Inc. 10.50% due 12/02/11 Loan Agreement	3/26/08	$184,265	$158,214
	3/26/08	173,384	134,359
	3/28/08	173,384	123,536

		531,033	416,109	295,166	55.58	0.10

Herbst Gaming, Inc. 10.50% due 12/02/11 Loan Agreement	3/26/08	$49,019	$46,847
	3/26/08	746,541	606,686
	3/28/08	51,892	37,501
	9/26/08	110,170	93,217

		957,622	784,251	532,277	55.58	0.19

ICO North America, Inc. 7.50% due 08/15/09	8/11/05	$1,125,000	$1,125,000
	2/15/08	47,000	47,000
	9/12/08	49,000	49,000
	2/27/09	51,000	51,000

		1,272,000	1,272,000	795,000	62.50	0.28

Le-Natures, Inc. 7.00% due 03/01/11 Loan Agreement	9/26/06	$1,200,000	$1,200,000	480,000	40.00	0.17

Shreveport Gaming Holdings, Inc. Common Stock	7/21/05	2,402	$55,294
	7/29/05	15,176	349,393

		17,578	404,687	242,928	13.82	0.08

Solvest, Ltd. 8.00% due 04/12/13 Loan Agreement	07/07/09	$545,278	$518,021
	08/05/09	$27,249	$27,093
	10/09/09	$77,897	$77,897

		$650,424	$623,011	658,148	101.19	0.23

Stallion Oilfield Service 8.75% due 08/01/12 Loan Agreement	7/18/07	$1,000,000	$994,627
	12/4/07	1,000,000	957,200

		2,000,000	1,951,827	1,075,000	53.75	0.38

Texas Competitive Electric Holdings Co., Inc. 3.74% due 10/10/14 Loan Agreement	11/11/08	$480,076	$480,076	369,659	77.00	0.13

Texas Competitive Electric Holdings Co., Inc. 3.78% due 10/10/14 Loan Agreement	3/31/09	$2,462	$2,462	1,896	77.01	0.00

TOUSA, Inc. 12.25% due 08/15/13 Loan Agreement	10/11/07	$1,022,829	$931,684
	1/29/08	11,293	14,571
	3/14/08	10,700	14,171
	4/9/08	26,285	26,285
	6/30/08	37,503	37,503
	10/07/08	39,014	39,014
	01/15/09	37,728	37,728
	03/31/09	35,804	35,804
	06/30/09	37,295	37,295
	09/30/09	38,857	38,857

		1,297,308	1,212,912	389,192	30.00	0.14

Triax Pharmaceuticals LLC 16.50% due 08/30/11 Loan Agreement	8/31/07	$1,500,000	$1,393,239
	10/31/07	3,875	22,599
	1/24/08	11,404	11,404
	4/16/08	11,239	11,239
	7/1/08	11,449	11,449
	10/01/08	11,534	11,534
	1/05/09	11,751	11,751
	4/01/09	11,579	11,579
	07/01/09	11,796	11,796
	10/07/09	11,885	11,885

		1,596,512	1,508,475	1,452,826	91.00	0.50

Triax Pharmaceuticals LLC Common Stock	8/31/07	128,418	$53,936	1,284	0.01	0.00

Triax Pharmaceuticals LLC Class C 14.70% Preferred Stock	8/31/07	39,177	$78,353	392	0.01	0.00

Wornick Co. Common Stock	8/08/08	8,418	$1,113,241	265,083	31.49	0.09

				$9,710,467		3.39%

(13)	The Portfolio invests in Senior Loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior Loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.

(14)	Senior Loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(15)	Company has filed bankruptcy in country of issuance.

(16)	A portion of the interest is paid in the form of additional bonds.

(17)	Consists of more than one type of securities traded together as a unit.

(18)	See Note 2 for details of Joint Repurchase Agreements.

(19)	See Note 4 for cost of investments on a tax basis.

(20)	Subsequent to October 31, 2009, the company has filed for Chapter 11 bankruptcy protection.

(21)	Bond is in default subsequent to October 31, 2009.

BTL — Bank Term Loan
The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2009 (see Note 1):

			Level 3-Signifcant
	Level 1 - Unadjusted	Level 2- Other	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total

Long-Term Investment Securities:
Convertible Bonds & Notes	$—	$—	$795,000	$795,000
U.S. Corporate Bonds & Notes	—	234,183,197	9,410,480	243,593,677
Foreign Corporate Bonds & Notes	—	21,064,763	0	21,064,763
Loans	—	2,040,388	6,350,763	8,391,151
Common Stock	2,063,732	—	1,118,412	3,182,144
Preferred Stock	—	—	392	392
Warrants	—	—	449	449
Repurchase Agreement	—	5,412,000	—	5,412,000

Total	$2,063,732	$262,700,348	$17,675,496	$282,439,576

The following is a reconciliation of Level 3 assets which significant unobeservable inputs were used to determine fair value:

	Convertible	U.S. Corporate	Foreign Corporate		Common	Prefrred
	Bonds & Notes	Bonds & Notes	Bonds & Notes	Loans	Stock	Stock	Warrants

Balance as of 1/31/2009	$244,200	$12,496,857	$0	$9,989,583	$814,969	$141,729	$449
Accrued discounts/premiums	—	(1)	—	51,577	—	—	—
Realized gain(loss)	—	781,103	—	(1,001,802)	(17)	(708,846)	—
Change in unrealized appreciation(depreciation)	499,800	(2,800,882)	—	4,111,361	292,455	567,509	—
Net purchases(sales)	51,000	(1,066,597)	—	(5,972,512)	11,005	—	—
Transfers in and/or out of Level 3	—	—	—	(827,444)	—	—	—

Balance as of 10/31/2009	$795,000	$9,410,480	$0	$6,350,763	$1,118,412	$392	$449

See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
TOTAL RETURN BOND PORTFOLIO
Portfolio of Investments — October 31, 2009
(unaudited)

Asset Backed Securities — 2.5%	Shares/ Principal Amount**	Market Value (Note 1)

DIVERSIFIED FINANCIAL SERVICES — 2.5%
Access Group, Inc. Student Loan Backed Note Series 2008-1, Class A 1.58% due 10/27/25(1)	$569,241	$573,505
Bear Stearns Asset Backed Securities Trust Series 2006-SD3, Class 1A-1A 5.50% due 08/25/36	650,449	424,484
Bear Stearns Commercial Mtg. Securities Series 1999-CLF1, Class A3 7.00% due 05/20/30(2)	345,075	364,334
Credit-Based Asset Servicing and Securitization LLC Series 2006-CB9, Class A1 0.30% due 11/25/36(1)	48,132	36,855
Ford Credit Auto Owner Trust Series 2008-C, Class A2B 1.15% due 01/15/11(1)	262,990	263,309
Ford Credit Auto Owner Trust Series 2008-B, Class A2 1.45% due 12/15/10(1)	209,672	209,917
Franklin Auto Trust Series 2008-A, Class A3 1.83% due 06/20/12(1)	900,000	899,124
GS Mtg. Securities Corp. II Series 2001-ROCK, Class A2 6.62% due 05/03/18*(2)	300,000	320,357
GSR Mtg. Loan Trust Series 2005-AR6, Class 2A1 3.94% due 09/25/35(1)(2)	263,749	235,708
Harborview Mtg. Loan Trust Series 2006-12, Class 2A-2A 0.44% due 01/19/38(1)(2)	693,449	339,687
Prime Mtg. Trust Series 2006-1, Class 1A1 5.50% due 06/25/36(2)	789,432	661,149
Residential Asset Securitization Trust Series 2003-A8, Class A2 0.59% due 10/25/18(1)(2)	433,446	389,836
SLM Student Loan Trust Series 2008-9, Class A 1.78% due 04/25/23(1)	2,411,729	2,518,664
SLM Student Loan Trust Series 2007-2, Class A2 0.28% due 07/25/17(1)	500,000	494,403
SLM Student Loan Trust Series 2008-7, Class A1 0.68% due 04/25/10(1)	269,127	269,213
South Carolina Student Loan Corp. Series 2008-1, Class A1 0.86% due 09/02/14(1)	252,500	252,876
Wachovia Bank Commercial Mtg. Trust Series 2006-C29, Class A4 5.31% due 11/15/48(2)	1,000,000	967,418
WaMu Mtg. Pass Through Certs. Series 2005-AR13, Class A1A1 0.53% due 10/25/45(1)(2)	345,187	254,545

TOTAL ASSET BACKED SECURITIES (cost $8,636,672)		9,475,384

U.S. Corporate Bonds & Notes — 14.2%

AUTO-CARS/LIGHT TRUCKS — 0.3%
Daimler Finance North America LLC Notes 4.88% due 06/15/10	1,000,000	1,018,398
Daimler Finance North America LLC Company Guar. Bonds 5.75% due 09/08/11	100,000	105,714

		1,124,112

BANKS-COMMERCIAL — 1.3%
KeyBank NA Sub. Notes 7.41% due 10/15/27	650,000	663,805
National City Bank Senior Notes 0.39% due 06/18/10(1)	500,000	498,904
UBS AG Stamford Branch Senior Notes 1.21% due 06/19/10(1)	900,000	891,261
Wachovia Bank NA Sub. Notes 0.63% due 03/15/16(1)	3,600,000	3,220,801

		5,274,771

BANKS-SUPER REGIONAL — 0.5%
JPMorgan Chase Bank NA Sub. Notes 0.63% due 06/13/16(1)	600,000	558,494
KeyCorp Senior Notes 6.50% due 05/14/13	1,000,000	1,040,616
Wachovia Corp. Senior Notes 5.30% due 10/15/11	400,000	425,190

		2,024,300

COMPUTERS — 0.5%
Hewlett-Packard Co. Notes 0.36% due 06/15/10(1)	700,000	700,441
International Business Machines Corp. Senior Notes 0.86% due 07/28/11(1)	1,100,000	1,111,582

		1,812,023

DIVERSIFIED BANKING INSTITUTIONS — 4.4%
Bank of America Corp. Senior Notes 5.65% due 05/01/18	2,000,000	2,021,462
Bank of America Corp. Senior Notes 5.75% due 12/01/17	1,600,000	1,626,893
Citigroup, Inc. Senior Notes 5.85% due 07/02/13	1,700,000	1,781,829
Citigroup, Inc. Senior Notes 6.13% due 11/21/17	2,400,000	2,449,282
JP Morgan Chase & Co. Senior Notes 6.00% due 01/15/18	700,000	749,460

Morgan Stanley Senior Notes 0.76% due 10/15/15(1)		100,000	92,039
Morgan Stanley Senior Notes 6.00% due 04/28/15		1,800,000	1,926,054
Morgan Stanley Senior Notes 6.63% due 04/01/18		3,200,000	3,429,881
The Goldman Sachs Group, Inc. Senior Notes 5.95% due 01/18/18		1,200,000	1,264,403
The Goldman Sachs Group, Inc. Senior Notes 6.15% due 04/01/18		1,200,000	1,278,738
The Goldman Sachs Group, Inc. Senior Notes 6.25% due 09/01/17		300,000	320,970

			16,941,011

DIVERSIFIED FINANCIAL SERVICES — 0.2%
General Electric Capital Corp. Senior Notes 6.88% due 01/10/39		600,000	646,572

ELECTRIC-INTEGRATED — 0.4%
Dominion Resources, Inc. Senior Notes 1.34% due 06/17/10(1)		800,000	803,966
FPL Group Capital, Inc. Company Guar. Notes 1.17% due 06/17/11(1)		800,000	809,689

			1,613,655

FINANCE-COMMERCIAL — 0.5%
Caterpillar Financial Services Corp. Senior Notes 1.03% due 06/24/11(1)		900,000	906,604
CIT Group, Inc. Senior Notes 4.25% due 09/22/11(11)	EUR	1,000,000	905,065

			1,811,669

FINANCE-CONSUMER LOANS — 0.3%
SLM Corp. Senior Notes 0.51% due 10/25/11(1)		500,000	433,451
SLM Corp. Senior Notes 4.75% due 03/17/14	EUR	600,000	706,393

			1,139,844
FINANCE-CREDIT CARD — 0.9%
American Express Credit Corp. Senior Notes 1.64% due 05/27/10(1)		100,000	100,366
American Express Credit Corp. Senior Notes 5.88% due 05/02/13		3,100,000	3,326,935

			3,427,301

FINANCE-INVESTMENT BANKER/BROKER — 1.9%
Lehman Brothers Holdings, Inc. Senior Notes 6.88% due 05/02/18†(3)(4)		1,000,000	161,250
Merrill Lynch & Co., Inc. Senior Notes 0.69% due 02/05/10(1)		900,000	900,141
Merrill Lynch & Co., Inc. Senior Notes 1.13% due 05/30/14	EUR	200,000	268,850
Merrill Lynch & Co., Inc. Notes 6.88% due 04/25/18		1,900,000	2,045,728
Morgan Stanley Senior Notes 6.60% due 04/01/12		900,000	980,318
The Bear Stearns Cos., Inc. Senior Notes 5.30% due 10/30/15		400,000	427,458
The Bear Stearns Cos., Inc. Senior Notes 6.40% due 10/02/17		900,000	983,711
The Bear Stearns Cos., Inc. Senior Notes 7.25% due 02/01/18		1,300,000	1,486,959

			7,254,415

HOTELS/MOTELS — 0.5%
Hyatt Hotels Corp. Senior Notes 5.75% due 08/15/15*		700,000	713,465
Hyatt Hotels Corp. Senior Notes 6.88% due 08/15/19*		1,200,000	1,224,203

			1,937,668

INSURANCE-LIFE/HEALTH — 0.2%
Pricoa Global Funding I Notes 0.38% due 01/30/12*(1)		500,000	474,285
Pricoa Global Funding I Notes 0.48% due 09/27/13*(1)		400,000	369,239

			843,524

INTERNET CONNECTIVITY SERVICES — 0.0%
Rhythms Netconnections, Inc. Senior Notes 13.50% due 05/15/08†(5)(6)		1,700,000	0
Rhythms Netconnections, Inc. Senior Notes 14.00% due 02/15/10†(5)(6)		400,000	0

			0

MEDICAL-WHOLESALE DRUG DISTRIBUTION — 0.3%
AmerisourceBergen Corp. Company Guar. Notes 5.88% due 09/15/15		1,000,000	1,085,317

MISCELLANEOUS MANUFACTURING — 0.0%
Propex Fabrics, Inc. Company Guar. Notes 10.00% due 12/01/12(3)(4)		205,000	105

OIL COMPANIES-EXPLORATION & PRODUCTION — 0.3%
Pemex Project Funding Master Trust Company Guar. Notes 9.13% due 10/13/10		1,130,000	1,197,800

PRINTING-COMMERCIAL — 0.3%
R.R. Donnelley & Sons, Co. Notes 11.25% due 02/01/19		1,100,000	1,359,531

SPECIAL PURPOSE ENTITIES — 0.5%
Barnett Capital Trust III Notes 1.11% due 02/01/27(1)		2,700,000	1,784,797

CA FM Lease Trust Senior Notes 8.50% due 07/15/17*(5)		129,327	134,052

			1,918,849

TELEPHONE-INTEGRATED — 0.3%
AT&T Corp. Senior Notes 8.00% due 11/15/31		1,000,000	1,230,512

TOBACCO — 0.3%
Altria Group, Inc. Company Guar. Notes 9.70% due 11/10/18		500,000	615,584
Reynolds American, Inc. Company Guar. 7.25% due 06/01/13		500,000	545,127

			1,160,711

TRANSPORT-SERVICES — 0.3%
Ryder System, Inc. Senior Notes 7.20% due 09/01/15		1,200,000	1,298,342

TOTAL U.S. CORPORATE BONDS & NOTES (cost $51,400,958)			55,102,032

Foreign Corporate Bonds & Notes — 8.9%

BANKS-COMMERCIAL — 4.5%
ANZ National International, Ltd./New Zealand Company Guar. Notes 6.20% due 07/19/13*		1,000,000	1,092,746
Barclays Bank PLC Senior Notes 5.20% due 07/10/14		1,300,000	1,386,220
Barclays Bank PLC Jr. Sub. Notes 7.43% due 12/15/17*(1)(7)		1,100,000	1,012,000
Barclays Bank PLC Sub. Notes 14.00% due 06/15/19(1)(7)	GBP	100,000	214,183
ING Bank NV Government Guar. Notes 2.63% due 02/05/12*		4,100,000	4,168,473
Royal Bank of Scotland Group PLC Bonds 6.99% due 10/15/17*(1)(7)		1,200,000	672,000
Swedbank AB Government Guar. Notes 2.80% due 02/10/12*		5,000,000	5,108,529
Swedbank AB Government Guar. Notes 3.00% due 12/22/11*		2,200,000	2,269,178
UBS AG Notes 5.75% due 04/25/18		1,300,000	1,325,793

			17,249,122

BANKS-MONEY CENTER — 0.6%
Deutsche Bank AG (London) Notes 4.88% due 05/20/13		1,300,000	1,388,561
Lloyds TSB Bank PLC Government Guar. Notes 0.95% due 06/09/11(1)	EUR	500,000	737,594

			2,126,155

BANKS-SPECIAL PURPOSE — 0.9%
Export-Import Bank of Korea Senior Notes 8.13% due 01/21/14		2,200,000	2,541,120
Fortis Bank Nederland Holding NV Government Guar. Notes 1.74% due 06/10/11(1)	EUR	700,000	1,032,016

			3,573,136

DIVERSIFIED BANKING INSTITUTIONS — 0.5%
BNP Paribas Jr. Sub.Notes 7.20% due 06/25/37*(1)(7)		1,000,000	915,000
HSBC Holdings PLC Sub. Notes 6.80% due 06/01/38		1,000,000	1,147,956

			2,062,956

DIVERSIFIED FINANCIAL SERVICES — 0.1%
Citigroup Funding, Inc. (Rosselkhozbank Bond Credit Linked Security) 5.52% due 02/24/10(5)(6)		465,000	464,567

FINANCE-INVESTMENT BANKER/BROKER — 0.8%
Macquarie Bank, Ltd. Government Guar. Notes 4.10% due 12/17/13*		3,100,000	3,261,854

OIL COMPANIES-INTEGRATED — 0.1%
Suncor Energy, Inc. Senior Notes 6.85% due 06/01/39		400,000	434,672

PAPER & RELATED PRODUCTS — 0.0%
Pindo Deli Finance BV Company Guar. Bonds zero coupon due 04/28/27*(5)		1,743,170	17,432
Pindo Deli Finance BV Company Guar. Notes 2.29% due 04/28/18*(1)(5)		432,197	47,542
Pindo Deli Finance BV Company Guar. Notes 2.29% due 04/28/15*(1)(5)		73,261	9,890
Tjiwi Kimia Finance BV Company Guar. Notes zero coupon due 04/28/27*(5)		724,965	7,249
Tjiwi Kimia Finance BV Company Guar. Notes 2.29% due 04/28/18*(1)(5)		293,490	32,284
Tjiwi Kimia Finance BV Company Guar. Notes 2.29% due 04/28/15(1)		195,908	25,468

			139,865

SPECIAL PURPOSE ENTITY — 0.3%
Pearson Dollar Finance Two PLC Company Guar. Notes 5.50% due 05/06/13*		1,100,000	1,153,873

SPECIFIED PURPOSE ACQUISITIONS — 0.0%
Murrin Murrin Holdings Property, Ltd. Bonds 9.38% due 08/31/30†(6)		600,000	60

SUGAR — 0.6%
Tate & Lyle International Finance PLC Company Guar. Notes 6.63% due 06/15/16*		2,300,000	2,309,901

TELEPHONE-INTEGRATED — 0.5%
British Telecommunications PLC Senior Notes 5.95% due 01/15/18		1,700,000	1,711,650

TOTAL FOREIGN CORPORATE BONDS & NOTES (cost $33,132,825)			34,487,811

Foreign Government Agencies — 0.9%

SOVEREIGN — 0.9%
Government of France Bonds 3.75% due 10/25/19	EUR	1,100,000	1,644,537
Russian Federation Bonds 7.50% due 03/31/30*(8)		368	412
United Mexican States Notes 5.95% due 03/19/19		1,900,000	1,985,500

TOTAL FOREIGN GOVERNMENT AGENCIES (cost $3,538,465)			3,630,449

Municipal Bonds & Notes — 0.6%

U.S. MUNICIPAL BONDS & NOTES — 0.6%
Chicago Transit Authority Series A 6.90% due 12/01/40		800,000	873,880
Chicago Transit Authority Series B 6.90% due 12/01/40		900,000	983,115
Ohio Housing Finance Agency Series F 6.04% due 09/01/17		455,000	446,309

TOTAL MUNICIPAL BONDS & NOTES (cost $2,154,798)			2,303,304

U.S. Government Agencies — 36.3%

FEDERAL HOME LOAN MTG. CORP. — 1.3%
5.00% due 02/01/36		3,510,445	3,648,593
Federal Home Loan Mtg. Corp. REMIC
Series 3346, Class FA 0.61% due 02/15/19(1)		242,993	242,832
Series T-62, Class 1A1 2.25% due 10/25/44(1)		199,704	194,579
Series T-61, Class 1A1 2.30% due 07/25/44(1)		1,102,229	1,078,122

			5,164,126

FEDERAL NATIONAL MTG. ASSOC. — 20.9%
4.50% due 02/01/38		838,282	849,782
4.50% due 06/01/39		2,000,000	2,027,219
4.50% due 08/01/39		17,000,001	17,231,369
4.50% due 09/01/39		3,995,067	4,049,439
4.50% due 10/01/39		4,000,000	4,054,440
5.00% due 09/01/35		479,062	499,113
5.00% due 02/01/37		2,622,796	2,723,144
5.00% due 02/01/38		75,536	78,422
5.00% due November TBA		400,000	414,625
5.08% due 06/01/35		607,247	633,500
5.50% due 10/01/36		431,639	455,183
5.50% due 05/01/37		3,593,637	3,788,538
5.50% due 06/01/37		637,196	671,754
5.50% due 07/01/37		3,294,346	3,473,014
5.50% due 09/01/37		798,437	841,740
5.50% due 12/01/37		6,143,637	6,476,837
5.50% due 03/01/38		1,409,463	1,485,684
5.50% due 05/01/38		783,716	826,220
5.50% due 07/01/38		374,334	394,578
5.50% due 10/01/38(10)		12,996,309	13,724,651
5.50% due 11/01/38		11,936,202	12,583,560
6.00% due 10/01/37		847,230	901,816
6.00% due 12/01/37		876,159	932,609
6.00% due 02/01/38		1,897,902	2,018,699

			81,135,936

GOVERNMENT NATIONAL MTG. ASSOC. — 12.9%
6.00% due 08/15/31		4,591	4,926
6.00% due 11/15/32		4,481	4,809
6.00% due 10/15/33		5,691	6,102
6.00% due 11/15/33		4,226	4,532
6.00% due 05/15/35		198,365	211,605
6.00% due 01/15/36		70,827	75,399
6.00% due 02/15/36		32,201	34,280
6.00% due 11/15/37		2,461,716	2,618,715
6.00% due 12/15/37		1,462,340	1,555,604
6.00% due 01/15/38		343,032	364,855
6.00% due 02/15/38		49,594	52,750
6.00% due 03/15/38		1,380,141	1,467,946
6.00% due 04/15/38		188,029	199,992
6.00% due 05/15/38		710,832	756,054
6.00% due 06/15/38		1,050,502	1,117,335
6.00% due 07/15/38		694,874	739,082
6.00% due 08/15/38		8,348,667	8,879,815
6.00% due 09/15/38		5,704,859	6,067,807
6.00% due 10/15/38		7,793,874	8,291,090
6.00% due 11/15/38		1,655,436	1,760,755
6.00% due 12/15/38		2,222,669	2,364,076
6.00% due 01/15/39		6,082,815	6,469,808
6.00% due November TBA		4,000,000	4,247,500
6.50% due 06/15/38		1,000,066	1,064,359
6.50% due 07/15/38		885,666	942,604
6.50% due 08/15/38		390,698	415,815
6.50% due 10/15/38		85,889	91,443

			49,809,058

SOVEREIGN — 1.2%
Overseas Private Investment Corp. Bonds zero coupon due 09/20/13		2,192,079	2,219,241
Overseas Private Investment Corp. Government Guar. Notes 5.75% due 04/15/14(6)		2,100,000	2,348,466

			4,567,707

TOTAL U.S. GOVERNMENT AGENCIES (cost $137,060,554)			140,676,827

U.S. Government Treasuries — 16.8%

UNITED STATES TREASURY BONDS — 7.8%
2.50% due 01/15/29 TIPS		4,825,008	5,192,162
4.25% due 05/15/39		5,500,000	5,512,892
4.38% due 02/15/38		600,000	614,063
4.50% due 02/15/36		1,000,000	1,044,062
4.50% due 08/15/39		11,000,000	11,491,568
7.88% due 02/15/21		4,200,000	5,826,845
8.13% due 05/15/21		400,000	565,312

			30,246,904

UNITED STATES TREASURY NOTES — 9.0%
1.00% due 07/31/11(10)		110,000	110,524
2.13% due 01/15/19 TIPS		3,216,672	3,423,996
2.38% due 08/31/14		500,000	502,539
2.38% due 09/30/14		4,800,000	4,819,104
2.38% due 01/15/17 TIPS		2,247,399	2,423,503
3.00% due 08/31/16		1,300,000	1,305,688
3.00% due 09/30/16		3,200,000	3,208,499
3.25% due 07/31/16		2,200,000	2,248,297
3.50% due 02/15/18		11,200,000	11,414,379

3.63% due 08/15/19	5,500,000	5,605,705

		35,062,234

TOTAL U.S. GOVERNMENT TREASURIES (cost $64,818,695)		65,309,138

Common Stock — 0.0%

COMMUNICATIONS SOFTWARE — 0.0%
Ventelo GmbH†(6)	11,286	0

ELECTRIC-INTEGRATED — 0.0%
PNM Resources, Inc.	63	675

TELECOM EQUIPMENT-FIBER OPTICS — 0.0%
Viatel Holding Bermuda Ltd.	2	1

TELEPHONE-INTEGRATED — 0.0%
XO Holdings, Inc.	682	539

TOTAL COMMON STOCK (cost $418,866)		1,215

Membership Interest Certificates — 0.0%

ELECTRIC-INTEGRATED — 0.0%
SW Acquisition†*(5)(6)
(cost $0)	1	6

Warrants† — 0.0%

BANKS-COMMERCIAL — 0.0%
Central Bank of Nigeria Expires 11/15/20 (strike price $250.00)(6)	750	86,250

TELEPHONE-INTEGRATED — 0.0%
XO Holdings, Inc., Series A Expires 01/16/10 (strike price $6.25)(5)	1,369	28
XO Holdings, Inc., Series B Expires 01/16/10 (strike price $7.50)(5)	1,027	3
XO Holdings, Inc., Series C Expires 01/16/10 (strike price $10.00)(5)	1,027	0
		31

TOTAL WARRANTS (cost $0)		86,281

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $301,161,833)		311,072,447

Short-Term Investment Securities — 5.5%

COMMERCIAL PAPER — 1.0%
Barclays Bank PLC 1.11% due 03/22/11	3,900,000	3,895,733

U.S. GOVERNMENT AGENCIES — 4.4%
Federal Home Loan Bank Disc. Notes 0.11% due 01/08/10	17,000,000	16,998,419

U.S. GOVERNMENT TREASURIES — 0.1%
United States Treasury Bills 0.20% due 03/18/10	260,000	259,897

TOTAL SHORT-TERM INVESTMENT SECURITIES (cost $21,156,280)		21,154,049

Repurchase Agreements — 3.0%

Agreement with Barclays Capital Inc., bearing interest at 0.06%, dated 10/30/09, to be repurchased 11/02/09 in the amount of $1,000,005 and collateralized by $987.000 of U.S. Treasury Notes, bearing interest at 1.25% due 04/15/14 and having approximate value of $1,035,694	1,000,000	1,000,000
Agreement with Barclays Capital Inc., bearing interest at 0.08%, dated 10/30/09, to be repurchased 11/02/09 in the amount of $10,800,072 and collateralized by $14,917,024 of Government National Assoc. Notes, bearing interest at 6.00% due 11/20/38 and having approximate value of $11,140,702	10,800,000	10,800,000

TOTAL REPURCHASE AGREEMENTS (cost $11,800,000)		11,800,000

TOTAL INVESTMENTS (cost $334,118,113) (9)	88.7%	344,026,496

Other assets less liabilities	11.3	43,773,057

NET ASSETS	100.0%	$387,799,553

Bonds & Notes Sold Short — (1.0)%

U.S. Government Agencies — (1.0)%

FEDERAL NATIONAL MTG. ASSOC. — (1.0)%
5.50% due December TBA	$(33,600,000)	$(35,227,517)
6.00% due December TBA	(3,000,000)	(3,175,314)

TOTAL BONDS & NOTES SOLD SHORT (proceeds $(38,256,016))		$(38,402,831)

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2009, the aggregate value of these securities was $25,313,970 representing 6.5% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

**	Denominated in United States Dollars unless otherwise indicated.

†	Non-income producing security

(1)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of October 31, 2009.

(2)	Collateralized Mortgage Obligation

(3)	Bond in default

(4)	Company has filed for Chapter 11 bankruptcy protection.

(5)	Illiquid security. At October 31, 2009, the aggregate value of these securities was $799,303 representing 0.2% of net assets.

(6)	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs; see Note 1.

(7)	Perpetual maturity — maturity date reflects the next call date.

(8)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.

(9)	See Note 4 for cost of investments on a tax basis.

(10)	The security or portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(11)	Subsequent to October 31, 2009, the company has filed for Chapter 11 bankruptcy protection.

EUR — Euro Dollar

GBP — British Pound

REMIC — Real Estate Mortgage Investment Conduit

TBA	— Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

TIPS	— Treasury Inflation Protected Security
Written Put Options

Open put option contracts written at October 31, 2009 were as follows:

						Unrealized
	Contract	Strike	Number of	Premiums	Market Value at	Appreciation
Issue	Month	Price	Contracts/Shares	Received	October 31, 2009	(Depreciation)

3 Month Eurodollar Futures	December 2009	$98.63	28	$175	$169,583	$9,555

Option to enter an interest rate swap with Royal Bank of Scotland PLC for the obligation to pay a fixed rate of 4.35% versus the three month USD-LIBOR-BBA maturing on 11/25/2019	November 2009	4.35	300	22,800	1,344	21,456

Option to enter an interest rate swap with Royal Bank of Scotland PLC for the obligation to pay a fixed rate of 4.00% versus the three month USD-LIBOR-BBA maturing on 11/25/2016	November 2009	4.00	2,020	105,007	4,643	100,364

Option to enter an interest rate swap with Royal Bank of Scotland PLC for the obligation to pay a fixed rate of 4.35% versus the three month USD-LIBOR-BBA maturing on 11/25/2019	November 2009	4.35	1,220	58,560	5,465	53,095

Option to enter an interest rate swap with Royal Bank of Scotland PLC for the obligation to pay a fixed rate of 4.00% versus the three month USD-LIBOR-BBA maturing on 04/21/2017	April 2010	4.00	970	125,130	127,968	(2,838)

Option to enter an interest rate swap with Morgan Stanley Capital Services, Inc. for the obligation to pay a fixed rate of 6.00% versus the three month USD-LIBOR-BBA maturing on 09/02/2020	August 2010	6.00	1,820	148,330	141,284	7,046

			6,358	$460,002	$450,287	$188,678

Open Futures Contracts

					Market
				Market	Value as of	Unrealized
Number of			Expiration	Value at	October 31,	Appreciation
Contracts	Type	Description	Month	Trade Date	2009	(Depreciation)
8	Long	90 Day Euro-Bobl Futures	December 2009	$920,560	$927,052	$6,492
44	Long	90 Day Euro-Bund Futures	December 2009	5,340,280	5,374,687	34,407
213	Long	U.S. Treasury 2 Year Notes	December 2009	46,082,297	46,350,797	268,500
196	Long	U.S. Treasury 5 Year Notes	December 2009	22,292,672	22,824,813	532,141
25	Long	3 Month Euro EURIBOR Futures	June 2010	6,152,425	6,179,278	26,853
67	Long	90 Day Euro Dollar Futures	June 2010	16,515,500	16,616,838	101,338
171	Long	90 Day Sterling Futures	June 2010	20,990,700	21,190,789	200,089
32	Long	3 Month Euro EURIBOR Futures	September 2010	7,817,275	7,897,429	80,154
347	Long	90 Day Euro Dollar Futures	September 2010	85,092,050	85,754,644	662,594
158	Long	90 Day Sterling Futures	September 2010	19,248,297	19,512,079	263,782

						$2,176,350

Open Forward Foreign Currency Contracts

						Gross
	Contract to		In Exchange		Delivery	Unrealized
	Deliver		For		Date	Appreciation

*	USD	3,334,193	BRL	6,414,987	2/2/2010	$243,644
	USD	13,778	MYR	49,302	11/12/2009	653

						$244,297

						Gross
	Contract to		In Exchange		Delivery	Unrealized
	Deliver		For		Date	Depreciation

*	BRL	3,152,184	USD	1,740,000	2/2/2010	$(18,071)
	GBP	2,822,000	USD	4,612,548	11/24/2009	(18,425)
	EUR	3,788,000	USD	5,548,965	11/19/2009	(25,446)
	USD	6,524,625	CNY	43,916,728	6/7/2010	(61,841)

						(123,783)

Net Unrealized Appreciation (Depreciation)						$120,514

* Represents partially offsetting forward foreign currency contracts, that to the extent they are offset, do not have additional market risk, but have continued counterparty settlement risk.

BRL — Brazilian Real

CNY — Yuan Renminbi

EUR — Euro Dollar

GBP — British Pound

MYR — Malaysian Ringgit

USD — United States Dollar
Interest Rate Swap Contracts @

				Rates Exchanged
						Upfront Payments
		Notional Amount	Termination	Payments Received	Payments Made by	Made (Received) by	Gross Unrealized
Swap Counterparty		(000’s)	Date	by the Portfolio	the Portfolio	the Portfolio	Appreciation

Bank of America NA	USD	2,000	12/16/10	3.000%	3 month LIBOR	$19,998	$25,767
Barclays Bank PLC	GBP	22,000	12/19/09	5.000%	6 month LIBOR	(18,784)	200,077

Total						$1,214	$225,844

Credit Default Swaps on Corporate and Sovereign Issues — Buy Protection (1)

				Implied Credit			Upfront
				Spread at			Premiums	Unrealized
	Fixed Deal	Expiration		October 31,	Notional		Paid/	Appreciation/
Reference Obligation	(Pay) Rate	Date	Counterparty	2009(3)	Amount(2)	Market Value	(Received)	(Depreciation)
AmerisourceBergen Corp.	(0.780)%	9/20/2015	Bank of America NA	0.5333%	$1,000,000	($13,480)	$0	$(13,480)
5.875% due 09/15/2015

British Telecom PLC	(1.460)%	3/20/2018	Morgan Stanley Capital Services, Inc.	1.6222%	1,600,000	28,860	0	28,860
5.950% due 01/15/2018

Pearson Dollar Finance Two PLC	(0.610)%	6/20/2013	Barclays Bank PLC	0.4554%	1,100,000	(6,011)	0	(6,011)
5.500% due 05/06/2013

Reynolds American, Inc.	(1.200)%	6/20/2013	Barclays Bank PLC	1.6550%	500,000	7,805	0	7,805
7.250% due 06/01/2013

R.R. Donnelley & Sons	(3.500)%	3/20/2019	Bank of America NA	2.6156%	1,100,000	(68,330)	0	(68,330)
11.250% due 02/01/2019

Ryder System, Inc.	(1.730)%	9/20/2015	Bank of America NA	1.2264%	1,200,000	(32,082)	0	(32,082)
7.200% due 09/01/2015

Tate & Lyle International Finance PLC	(1.1500)%	6/20/2016	Barclays Bank PLC	1.1931%	2,300,000	5,830	0	5,830
6.500% due 06/28/2012

UBS AG	(2.200)%	3/20/2014	Barclays Bank PLC	0.8315%	1,324,200	(83,408)	0	(83,408)

2.550% due 04/18/2012
						$(160,816)	—	$(160,816)

Credit Default Swaps on Corporate and Sovereign Issues — Sell Protection (1)

				Implied Credit			Upfront
				Spread at			Premiums	Unrealized
	Fixed Deal	Expiration		October 31,	Notional		Paid/	Appreciation/
Reference Obligation	(Receive) Rate	Date	Counterparty	2009(3)	Amount(2)	Market Value	(Received)	(Depreciation)
Goldman Sachs Group, Inc.	1.000%	3/20/2011	Bank of America NA	0.8430%	1,796,400	3,914	(8,592)	12,506

6.600% due 01/15/2012
Credit Default Swaps on Credit Indicies — Buy Protection (1)

				Implied Credit			Upfront
				Spread at			Premiums	Unrealized
	Fixed Deal	Expiration		October 31,	Notional		Paid/	Appreciation/
Reference Obligation	(Pay) Rate	Date	Counterparty	2009(3)	Amount(2)	Market Value(4)	(Received)	(Depreciation)

CDX North American Investment Grade Index	(1.500)%	6/20/2018	Morgan Stanley Capital Services, Inc.	1.5383%	$1,756,800	$4,720	$(19,465)	$24,185

@	Illiquid security

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

EURIBOR — Euro Interbank Offered Rate

LIBOR — London Interbank Offered Rate
The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2009 (see Note 1):

			Level 3-Signifcant
	Level 1 - Unadjusted	Level 2- Other	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total

Long-Term Investment Securities:
Asset Backed Securities	$—	$9,475,384	$—	$9,475,384
U.S. Corporate Bonds & Notes	—	55,102,032	0	55,102,032
Foreign Corporate Bonds & Notes	—	34,023,184	464,627	34,487,811
Foreign Government Agencies	—	3,630,449	—	3,630,449
Municipal Bonds & Notes	—	2,303,304	—	2,303,304
U.S. Government Agencies	—	138,328,361	2,348,466	140,676,827
U.S. Government Treasuries	65,309,138	—	—	65,309,138
Common Stock	1,215	—	0	1,215
Membership Interest Certificates	—	—	6	6
Warrants	31	—	86,250	86,281
Short Term Investment Securities:
Commercial Paper	—	3,895,733	—	3,895,733
U.S. Government Agencies	—	16,998,419	—	16,998,419
U.S. Government Treasuries	259,897	—	—	259,897
Repurchase Agreements	—	11,800,000	—	11,800,000
Bonds & Notes Sold Short:
U.S. Government Agencies	—	(38,402,831)	—	(38,402,831)
Other Financial Instruments:+
Written Put Options Appreciation	9,555	181,961	—	191,516
Written Put Options Depreciation		(2,838)		(2,838)
Open Futures Contracts Appreciation	2,176,350	—	—	2,176,350
Forward Foreign Currency Contracts Appreciation		244,297		244,297
Forward Foreign Currency Contracts Depreciation	—	(123,783)	—	(123,783)
Interest Rate Swaps Contracts Appreciation	—	225,844	—	225,844
Credit Default Swaps on Corporate & Sovereign Issues Appreciation	—	55,001	—	55,001
Credit Default Swaps on Corporate & Sovereign Issues Depreciation	—	(203,311)	—	(203,311)
Credit Default Swaps on Credit Indices Appreciation	—	24,185	—	24,185

Total	$67,756,186	$237,555,391	$2,899,349	$308,210,926

+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as future, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
The following is a reconciliation of Level 3 assets which significant unobeservable inputs were used to determine fair value:

	U.S. Corporate	Foreign Corporate	U.S.	Common	Membership Interest
	Bonds & Notes	Bonds & Notes	Government Agencies	Stock	Certficates	Warrants

Balance as of 1/31/2009	$0	$415,963	$2,106,899	$0	$6	$67,500
Accrued discounts/premiums	5,229	(188)	106,706	—	—	—
Realized gain(loss)	(449,367)	—	—	—	—	—
Change in unrealized appreciation(depreciation)	444,151	48,852	134,861	—	—	18,750
Net purchases(sales)	(13)	—	—	—	—	—
Transfers in and/or out of Level 3	—	—	—	—	—	—

Balance as of 10/31/2009	$0	$464,627	$2,348,466	$0	$6	$86,250

See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
BALANCED PORTFOLIO
Portfolio of Investments — October 31, 2009
(unaudited)

Common Stock — 61.1%	Shares/ Principal Amount	Market Value (Note 1)

AEROSPACE/DEFENSE — 0.2%
Boeing Co.	1,617	$77,293
General Dynamics Corp.	2,200	137,940

		215,233

AEROSPACE/DEFENSE-EQUIPMENT — 0.9%
Goodrich Corp.	3,000	163,050
United Technologies Corp.	15,747	967,653

		1,130,703

AIRLINES — 0.2%
Copa Holdings SA, Class A	3,550	149,917
Delta Air Lines, Inc.†	11,000	78,540

		228,457

APPAREL MANUFACTURERS — 0.3%
Coach, Inc.	1,895	62,478
Jones Apparel Group, Inc.	8,200	146,698
VF Corp.	2,375	168,720

		377,896

APPLIANCES — 0.1%
Whirlpool Corp.	1,800	128,862

APPLICATIONS SOFTWARE — 1.8%
Microsoft Corp.	80,213	2,224,306

ATHLETIC FOOTWEAR — 0.1%
NIKE, Inc., Class B	1,612	100,234

AUTO-HEAVY DUTY TRUCKS — 0.5%
Oshkosh Corp.	5,800	181,308
PACCAR, Inc.	10,662	398,865

		580,173

AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL — 0.3%
Johnson Controls, Inc.	15,012	359,087

BANKS-COMMERCIAL — 0.1%
BB&T Corp.	7,671	183,414

BANKS-FIDUCIARY — 0.4%
State Street Corp.	3,644	152,975
The Bank of New York Mellon Corp.	11,080	295,393

		448,368

BANKS-SUPER REGIONAL — 1.8%
Capital One Financial Corp.	7,968	291,629
PNC Financial Services Group, Inc.	4,300	210,442
SunTrust Banks, Inc.	2,657	50,775
US Bancorp	16,324	379,043
Wells Fargo & Co.	44,963	1,237,382

		2,169,271

BATTERIES/BATTERY SYSTEMS — 0.0%
Energizer Holdings, Inc.†	700	42,609

BEVERAGES-NON-ALCOHOLIC — 0.8%
Pepsi Bottling Group, Inc.	3,600	134,784
PepsiCo, Inc.	4,426	267,994
The Coca-Cola Co.	11,438	609,760

		1,012,538

BROADCAST SERVICES/PROGRAM — 0.1%
Discovery Communications, Inc., Class A†	2,700	74,250

BUILDING-RESIDENTIAL/COMMERCIAL — 0.2%
KB Home	3,842	54,479
Lennar Corp., Class A	7,998	100,775
Toll Brothers, Inc.†	2,099	36,355

		191,609

CABLE/SATELLITE TV — 0.1%
Comcast Corp., Class A	10,383	150,554

CASINO HOTELS — 0.1%
Boyd Gaming Corp.†	10,500	77,280

CASINO SERVICES — 0.1%
International Game Technology	9,018	160,881

CHEMICALS-DIVERSIFIED — 0.6%
E.I. du Pont de Nemours & Co.	1,256	39,966
The Dow Chemical Co.	31,867	748,237

		788,203

CHEMICALS-SPECIALTY — 0.1%
Ashland, Inc.	5,300	183,062

COATINGS/PAINT — 0.1%
Valspar Corp.	5,000	126,850

COMMERCIAL SERVICES — 0.2%
Alliance Data Systems Corp.†	3,050	167,689
Convergys Corp.†	12,800	138,880

		306,569

COMMERCIAL SERVICES-FINANCE — 0.4%
Mastercard, Inc., Class A	596	130,536
Paychex, Inc.	2,713	77,076
The Western Union Co.	18,500	336,145

		543,757

COMPUTER SERVICES — 0.5%
Accenture PLC, Class A	12,300	456,084
Cognizant Technology Solutions Corp., Class A†	1,115	43,095
Computer Sciences Corp.†	2,700	136,917

		636,096

COMPUTERS — 4.3%
Apple, Inc.†	6,589	1,242,027
Dell, Inc.†	40,200	582,498
Hewlett-Packard Co.	52,120	2,473,615
International Business Machines Corp.	8,385	1,011,315

		5,309,455

COMPUTERS-MEMORY DEVICES — 0.6%
EMC Corp.†	11,200	184,464
NetApp, Inc.†	5,077	137,333
SanDisk Corp.†	3,010	61,645
Seagate Technology	11,100	154,845
Western Digital Corp.†	5,000	168,400

		706,687

COMPUTERS-PERIPHERY EQUIPMENT — 0.1%
Lexmark International, Inc., Class A†	6,500	165,750

CONSUMER PRODUCTS-MISC. — 0.4%
Kimberly-Clark Corp.	8,700	532,092

CONTAINERS-PAPER/PLASTIC — 0.1%
Temple-Inland, Inc.	9,700	149,865

COSMETICS & TOILETRIES — 0.7%
The Procter & Gamble Co.	15,467	897,086

CRUISE LINES — 0.3%
Carnival Corp.†	7,000	203,840
Royal Caribbean Cruises, Ltd.†	9,700	196,231

		400,071

DISTRIBUTION/WHOLESALE — 0.2%
Ingram Micro, Inc., Class A†	3,300	58,245

WESCO International, Inc.†	5,050	129,078

		187,323

DIVERSIFIED BANKING INSTITUTIONS — 4.1%
Bank of America Corp.	107,255	1,563,778
Citigroup, Inc.	158,011	646,265
Morgan Stanley	35,748	1,148,226
The Goldman Sachs Group, Inc.	9,864	1,678,557

		5,036,826

DIVERSIFIED MANUFACTURING OPERATIONS — 1.8%
Cooper Industries PLC, Class A	9,177	355,058
Eaton Corp.	3,651	220,703
General Electric Co.	49,797	710,105
Honeywell International, Inc.	3,305	118,617
Ingersoll-Rand PLC	12,600	398,034
Parker Hannifin Corp.	7,879	417,272

		2,219,789

E-COMMERCE/PRODUCTS — 0.2%
Amazon.com, Inc.†	2,330	276,827

ELECTRIC PRODUCTS-MISC. — 0.2%
Emerson Electric Co.	6,295	237,636

ELECTRIC-INTEGRATED — 1.4%
American Electric Power Co., Inc.	7,550	228,161
Edison International	4,094	130,271
Entergy Corp.	1,525	116,998
Exelon Corp.	2,940	138,062
FPL Group, Inc.	2,946	144,649
NV Energy, Inc.	11,493	131,710
PG&E Corp.	16,371	669,410
Public Service Enterprise Group, Inc.	4,433	132,103

		1,691,364

ELECTRONIC COMPONENTS-MISC. — 0.1%
Jabil Circuit, Inc.	12,700	169,926

ELECTRONIC COMPONENTS-SEMICONDUCTORS — 1.1%
Altera Corp.	6,829	135,146
Broadcom Corp., Class A†	16,370	435,606
Intersil Corp., Class A	7,234	90,787
LSI Corp.†	19,700	100,864
National Semiconductor Corp.	18,129	234,589
ON Semiconductor Corp.†	9,050	60,545
Rovi Corp.†	5,100	140,505
Xilinx, Inc.	9,778	212,671

		1,410,713

ELECTRONIC PARTS DISTRIBUTION — 0.1%
Arrow Electronics, Inc.†	5,700	144,438

ENGINEERING/R&D SERVICES — 0.2%
Fluor Corp.	693	30,783
Foster Wheeler AG†	5,900	165,141

		195,924

ENTERPRISE SOFTWARE/SERVICE — 0.5%
Oracle Corp.	27,734	585,187

FINANCE-INVESTMENT BANKER/BROKER — 0.1%
TD Ameritrade Holding Corp.†	6,140	118,502

FOOD-CANNED — 0.1%
Del Monte Foods Co.	12,600	136,080

FOOD-DAIRY PRODUCTS — 0.1%
Dean Foods Co.†	4,850	88,416

FOOD-MISC. — 0.3%
General Mills, Inc.	3,111	205,077
Kraft Foods, Inc., Class A	7,953	218,867

		423,944

FOOD-RETAIL — 0.2%
Safeway, Inc.	1,832	40,909
SUPERVALU, Inc.	2,270	36,025
The Kroger Co.	7,571	175,117

		252,051

FOOD-WHOLESALE/DISTRIBUTION — 0.3%
Sysco Corp.	14,834	392,359

GAS-DISTRIBUTION — 0.4%
Sempra Energy	10,400	535,080

HOSPITAL BEDS/EQUIPMENT — 0.1%
Kinetic Concepts, Inc.†	4,200	139,398

HOTELS/MOTELS — 0.2%
Starwood Hotels & Resorts Worldwide, Inc.	3,269	94,997
Wyndham Worldwide Corp.	10,800	184,140

		279,137

INDEPENDENT POWER PRODUCERS — 0.1%
Mirant Corp.†	248	3,467
NRG Energy, Inc.†	5,000	114,950

		118,417

INDUSTRIAL GASES — 0.2%
Praxair, Inc.	3,836	304,732

INSTRUMENTS-SCIENTIFIC — 0.2%
Thermo Fisher Scientific, Inc.†	5,130	230,850

INSURANCE BROKERS — 0.1%
AON Corp.	2,499	96,236

INSURANCE-LIFE/HEALTH — 0.6%
Aflac, Inc.	3,466	143,804
Lincoln National Corp.	5,048	120,294
Prudential Financial, Inc.	11,198	506,486

		770,584

INSURANCE-MULTI-LINE — 0.5%
ACE, Ltd.†	10,190	523,358
Hartford Financial Services Group, Inc.	6,000	147,120

		670,478

INSURANCE-PROPERTY/CASUALTY — 0.1%
Arch Capital Group, Ltd.†	264	17,786
The Travelers Cos., Inc.	1,800	89,622

		107,408

INSURANCE-REINSURANCE — 0.3%
Axis Capital Holdings, Ltd.	962	27,792
Endurance Specialty Holdings, Ltd.	2,000	71,980
RenaissanceRe Holdings, Ltd.	4,990	261,975

		361,747

INVESTMENT MANAGEMENT/ADVISOR SERVICES — 0.1%
Ameriprise Financial, Inc.	5,100	176,817

MACHINERY-CONSTRUCTION & MINING — 0.6%
Caterpillar, Inc.	10,971	604,063
Joy Global, Inc.	3,800	191,558

		795,621

MACHINERY-FARMING — 0.2%
Deere & Co.	6,125	278,994

MEDICAL INFORMATION SYSTEMS — 0.1%
IMS Health, Inc.	5,300	86,867

MEDICAL INSTRUMENTS — 0.4%
Boston Scientific Corp.†	9,692	78,699
Medtronic, Inc.	11,128	397,270

		475,969

MEDICAL PRODUCTS — 0.3%
Baxter International, Inc.	2,821	152,503
Covidien PLC	2,179	91,780
Johnson & Johnson	2,601	153,589

		397,872

MEDICAL-BIOMEDICAL/GENE — 1.4%
Alexion Pharmaceuticals, Inc.†	464	20,606
Amgen, Inc.†	14,128	759,097
Biogen Idec, Inc.†	5,400	227,502
Celgene Corp.†	5,410	276,181
Gilead Sciences, Inc.†	6,526	277,681
Life Technologies Corp.†	3,100	146,227

		1,707,294

MEDICAL-DRUGS — 3.5%
Abbott Laboratories	18,704	945,861
Bristol-Myers Squibb Co.	24,665	537,697
Merck & Co., Inc.	45,852	1,418,203
Pfizer, Inc.	83,835	1,427,710

		4,329,471

MEDICAL-GENERIC DRUGS — 0.1%
Watson Pharmaceuticals, Inc.†	4,050	139,401

MEDICAL-HMO — 0.6%
Aetna, Inc.	4,156	108,181
CIGNA Corp.	7,072	196,884
UnitedHealth Group, Inc.	14,332	371,915
WellPoint, Inc.†	2,268	106,052

		783,032

MEDICAL-HOSPITALS — 0.1%
Community Health Systems, Inc.†	2,400	75,072

MEDICAL-WHOLESALE DRUG DISTRIBUTION — 0.6%
Cardinal Health, Inc.	9,095	257,752
McKesson Corp.	7,464	438,361

		696,113

METAL-COPPER — 0.8%
Freeport-McMoRan Copper & Gold, Inc.†	13,966	1,024,546

MULTIMEDIA — 1.8%
The Walt Disney Co.	37,315	1,021,311
Time Warner, Inc.	38,241	1,151,819

		2,173,130

NETWORKING PRODUCTS — 1.7%
Cisco Systems, Inc.†	75,429	1,723,553
Juniper Networks, Inc.†	14,269	364,002

		2,087,555

OFFICE AUTOMATION & EQUIPMENT — 0.1%
Xerox Corp.	8,281	62,273

OIL & GAS DRILLING — 0.4%
Noble Corp.	4,600	187,404
Transocean, Ltd.†	3,300	276,903

		464,307

OIL COMPANIES-EXPLORATION & PRODUCTION — 2.6%
Anadarko Petroleum Corp.	1,209	73,664
Apache Corp.	7,640	719,077
Devon Energy Corp.	4,404	284,983
EOG Resources, Inc.	2,069	168,954
Newfield Exploration Co.†	2,600	106,652
Occidental Petroleum Corp.	15,886	1,205,430
Pioneer Natural Resources Co.	4,400	180,884
Southwestern Energy Co.†	4,981	217,072
XTO Energy, Inc.	5,300	220,268

		3,176,984

OIL COMPANIES-INTEGRATED — 3.5%
Chevron Corp.	12,368	946,647
ConocoPhillips	20,129	1,010,073
Exxon Mobil Corp.	27,635	1,980,600
Hess Corp.	7,500	410,550

		4,347,870

OIL FIELD MACHINERY & EQUIPMENT — 0.5%
Cameron International Corp.†	2,500	92,425
National Oilwell Varco, Inc.	11,600	475,484

		567,909

OIL-FIELD SERVICES — 0.6%
Halliburton Co.	7,473	218,286
Oil States International, Inc.†	5,300	182,532
Schlumberger, Ltd.	5,819	361,942

		762,760

PAPER & RELATED PRODUCTS — 0.1%
Domtar Corp.†	3,600	150,804

PHARMACY SERVICES — 0.1%
Medco Health Solutions, Inc.†	1,122	62,967

PRINTING-COMMERCIAL — 0.1%
R.R. Donnelley & Sons Co.	7,300	146,584

PUBLISHING-NEWSPAPERS — 0.1%
Gannett Co., Inc.	17,200	168,904

REAL ESTATE INVESTMENT TRUSTS — 0.5%
Digital Realty Trust, Inc.	1,800	81,234
Health Care REIT, Inc.	1,867	82,839
Kimco Realty Corp.	3,187	40,284
ProLogis	2,708	30,681
Public Storage	555	40,848
Realty Income Corp.	4,200	97,356
Senior Housing Properties Trust	3,950	76,156
Simon Property Group, Inc.	1,600	108,624
UDR, Inc.	7,600	109,288

		667,310

RENTAL AUTO/EQUIPMENT — 0.1%
Rent-A-Center, Inc.†	5,700	104,652

RETAIL-APPAREL/SHOE — 0.1%
Chico’s FAS, Inc.†	12,400	148,180

RETAIL-CONSUMER ELECTRONICS — 0.3%
Best Buy Co., Inc.	9,000	343,620

RETAIL-DISCOUNT — 0.8%
Wal-Mart Stores, Inc.	19,427	965,133

RETAIL-DRUG STORE — 0.4%
CVS Caremark Corp.	10,156	358,507
Walgreen Co.	4,700	177,801

		536,308

RETAIL-JEWELRY — 0.1%
Signet Jewelers, Ltd.†	5,500	138,655

RETAIL-OFFICE SUPPLIES — 0.3%
Staples, Inc.	17,413	377,862

RETAIL-REGIONAL DEPARTMENT STORES — 0.3%
Kohl’s Corp.†	2,286	130,805
Macy’s, Inc.	11,000	193,270

		324,075

RETAIL-RESTAURANTS — 0.3%
Darden Restaurants, Inc.	1,131	34,281

Yum! Brands, Inc.	9,169	302,118

		336,399

SCHOOLS — 0.1%
ITT Educational Services, Inc.†	703	63,516

SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS — 0.1%
Analog Devices, Inc.	3,800	97,394
Marvell Technology Group, Ltd.†	3,100	42,532

		139,926

SEMICONDUCTOR EQUIPMENT — 0.1%
Applied Materials, Inc.	5,686	69,369
Novellus Systems, Inc.†	3,000	61,740

		131,109

TELECOM EQUIPMENT-FIBER OPTICS — 0.5%
Corning, Inc.	45,094	658,823

TELECOMMUNICATION EQUIPMENT — 0.0%
Nortel Networks Corp.†	4,377	0

TELEPHONE-INTEGRATED — 1.8%
AT&T, Inc.	23,281	597,623
CenturyTel, Inc.	7,934	257,538
Sprint Nextel Corp.†	40,750	120,620
Verizon Communications, Inc.	40,949	1,211,681

		2,187,462

THERAPEUTICS — 0.1%
Warner Chilcott PLC, Class A†	4,800	106,320

TOBACCO — 1.5%
Altria Group, Inc.	47,020	851,532
Lorillard, Inc.	5,826	452,797
Philip Morris International, Inc.	10,507	497,612
Reynolds American, Inc.	1,390	67,387

		1,869,328

TRANSPORT-RAIL — 1.3%
CSX Corp.	6,550	276,279
Norfolk Southern Corp.	21,907	1,021,304
Union Pacific Corp.	5,575	307,406

		1,604,989

TRANSPORT-TRUCK — 0.1%
Con-way, Inc.	3,300	108,867

VITAMINS & NUTRITION PRODUCTS — 0.2%
Herbalife, Ltd.	3,900	131,235
NBTY, Inc.†	1,800	65,538

		196,773

WEB PORTALS/ISP — 1.0%
Google, Inc., Class A†	2,336	1,252,376

WIRELESS EQUIPMENT — 0.4%
QUALCOMM, Inc.	11,293	467,643

TOTAL COMMON STOCK (cost $66,810,353)		75,651,082

Asset Backed Securities — 6.3%

DIVERSIFIED FINANCIAL SERVICES — 6.3%
Banc of America Mtg. Securities, Inc. Series 2004-5, Class 3A2 4.75% due 06/25/19(1)	104,980	106,391
Banc of America Commercial Mtg., Inc. Series 2005-2, Class A5 4.86% due 07/10/43(15)	1,000,000	994,273
Citigroup Mtg. Loan Trust Series 2007-12 Class 2A1 6.50% due 10/25/36*(1)	387,222	281,561
Citimortgage Alternative Loan Trust Series 2007-A1, Class 1A7 6.00% due 01/25/37(1)	369,541	236,171
Countrywide Alternative Loan Trust Series 2006-OA9, Class 1A1 0.46% due 07/25/36(1)(2)	639,435	278,626
Countrywide Alternative Loan Trust Series 2006-J5, Class 1A1 6.50% due 09/25/36(1)	726,349	606,233
Countrywide Home Loan Mortgage Pass Through Trust Series 2006-10, Class 1A10 5.85% due 05/25/36(1)	66,527	60,964
Credit Suisse Mtg. Capital Certificates Series 2004-AR8, Class 2A1 3.70% due 09/25/34(1)	132,931	126,056
GS Mtg. Securities Corp. II, Series 2006-GG6, Class A4 5.55% due 04/10/38(15)	1,000,000	939,736
GSAMP Trust Series 2006-FM1, Class A2C 0.40% due 04/25/36(2)	736,176	363,013
Household Automotive Trust Series 2006-3, Class A3 5.28% due 09/19/11	158,652	160,207
LB-UBS Commercial Mtg. Trust, Series 2006-C4, Class A4 5.88% due 06/15/38(3)(15)	220,000	216,924
Lehman Mtg. Trust Series 2007-4, Class 4A1 6.00% due 05/25/37(1)	97,247	74,972
Merrill Lynch Mtg. Trust, Series 2005-CK11, Class A6 5.23% due 11/12/37(3)(15)	1,000,000	1,003,860
Option One Mtg. Loan Trust Series 2007-6, Class 2A1 0.30% due 06/25/37(2)	245,785	218,556
Wachovia Auto Owner Trust Series 2005-B, Class A5 4.93% due 11/20/12	1,000,000	1,005,500
Washington Mutual Mtg. Pass-Through Certificates Series 2006-5, Class 2CB1 6.00% due 07/25/36(1)	236,276	156,459
Wells Fargo Home Equity Trust Series 2006-1, Class A3 0.39% due 05/25/36(2)	311,701	289,884
Wells Fargo Mtg. Backed Securities Trust Series 2007-7, Class A1 6.00% due 06/25/37(1)	463,141	399,314
Wells Fargo Mtg. Backed Securities Trust Series 2007-11, Class A96 6.00% due 08/25/37(1)	343,041	309,488

TOTAL ASSET BACKED SECURITIES (cost $9,095,831)		7,828,188

Convertible Bonds & Notes — 0.0%

TELECOM SERVICES — 0.0%
ICO North America, Inc. Senior Sec. Notes 7.50% due 08/15/09†(4)(5)(6)(7)(11)(12) (cost $38,000)	38,000	23,750

U.S. Corporate Bonds & Notes — 8.0%

ADVERTISING SERVICES — 0.0%
Visant Holding Corp. Senior Notes 8.75% due 12/01/13	20,000	20,450
Visant Holding Corp. Senior Notes 10.25% due 12/01/13(8)	15,000	15,450

		35,900

AEROSPACE/DEFENSE — 0.1%
BAE Systems Holdings, Inc. Company Guar. Notes 6.38% due 06/01/19*	60,000	65,783

APPAREL MANUFACTURERS — 0.0%
Hanesbrands, Inc. Company Guar. Notes 4.59% due 12/15/14(2)	65,000	58,500

BANKS-COMMERCIAL — 0.3%
Credit Suisse New York Senior Notes 5.50% due 05/01/14	170,000	184,348
UBS AG Stamford Branch Notes 5.88% due 12/20/17	200,000	205,414

		389,762

BANKS-SUPER REGIONAL — 0.3%
Capital One Financial Corp. Senior Notes 6.75% due 09/15/17	15,000	15,935
Capital One Financial Corp. Senior Notes 7.38% due 05/23/14	105,000	119,173
Wells Fargo & Co. Senior Notes 3.75% due 10/01/14	190,000	189,938

		325,046

BEVERAGES-WINE/SPIRITS — 0.0%
Constellation Brands, Inc. Company Guar. Notes 7.25% due 09/01/16	35,000	35,087

BREWERY — 0.1%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 6.88% due 11/15/19*	80,000	89,110
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 7.20% due 01/15/14*	85,000	95,757

		184,867

CABLE TV — 0.3%
Charter Communications Operating LLC Senior Notes 8.00% due 04/30/12*(5)(6)	35,000	35,525
Comcast Corp. Company Guar. Notes 6.30% due 11/15/17	170,000	183,976
Echostar DBS Corp. Company Guar. Notes 7.13% due 02/01/16	110,000	110,000

		329,501

CABLE/SATELLITE TV — 0.2%
Comcast Corp. Company Guar. Notes 6.50% due 01/15/17	65,000	70,901
DirecTV Holdings LLC Company Guar. Notes 6.38% due 06/15/15	70,000	72,275
Time Warner Cable, Inc. Company Guar. Notes 6.55% due 05/01/37	65,000	67,231
Time Warner Cable, Inc. Company Guar. Bonds 7.30% due 07/01/38	10,000	11,266

		221,673

CASINO HOTELS — 0.0%
MGM Mirage, Inc. Company Guar. Notes 6.75% due 04/01/13	20,000	16,500

CELLULAR TELECOM — 0.1%
Alltel Corp. Senior Notes 7.88% due 07/01/32	60,000	72,673
Cricket Communications, Inc. Company Guar. Notes 9.38% due 11/01/14	10,000	9,700
MetroPCS Wireless, Inc. Company Guar. Notes 9.25% due 11/01/14	15,000	15,113

		97,486

COAL — 0.0%
Arch Western Finance LLC Senior Sec. Notes 6.75% due 07/01/13	60,000	57,900

COMMERCIAL SERVICES — 0.0%
Iron Mountain, Inc. Company Guar. Notes 6.63% due 01/01/16	25,000	24,438

COMPUTERS — 0.2%
International Business Machines Corp. Notes 7.63% due 10/15/18	165,000	204,139

CONSUMER PRODUCTS-MISC. — 0.0%
Jarden Corp. Company Guar. Notes 7.50% due 05/01/17	25,000	24,625

DIVERSIFIED BANKING INSTITUTIONS — 1.5%
Bank of America Corp. Senior Notes 5.65% due 05/01/18	160,000	161,717
Bank of America Corp. Notes 6.50% due 08/01/16	155,000	165,830
Bank of America Corp. Senior Notes 7.38% due 05/15/14	100,000	111,966
Bank of America Corp. Senior Notes 7.63% due 06/01/19	60,000	69,235
Citigroup, Inc. Senior Notes 5.50% due 04/11/13	105,000	109,425

Citigroup, Inc. Senior Notes 5.50% due 10/15/14	215,000	220,495
Citigroup, Inc. Senior Notes 6.00% due 08/15/17	155,000	156,082
Citigroup, Inc. Senior Notes 6.13% due 11/21/17	30,000	30,616
Morgan Stanley Senior Notes 5.45% due 01/09/17	120,000	120,988
Morgan Stanley Senior Notes 5.63% due 09/23/19	100,000	100,628
Morgan Stanley Senior Notes 6.00% due 05/13/14	100,000	107,346
The Goldman Sachs Group, Inc. Senior Notes 3.25% due 06/15/12	235,000	245,637
The Goldman Sachs Group, Inc. Sub. Notes 5.95% due 01/15/27	160,000	155,953
The Goldman Sachs Group, Inc. Senior Notes 6.00% due 05/01/14	70,000	76,956
The Goldman Sachs Group, Inc. Senior Notes 7.50% due 02/15/19	40,000	46,776

		1,879,650

DIVERSIFIED FINANCIAL SERVICES — 0.2%
General Electric Capital Corp. Senior Notes 5.88% due 01/14/38	115,000	109,890

DIVERSIFIED MANUFACTURING OPERATIONS — 0.1%
General Electric Co. Senior Notes 5.25% due 12/06/17	40,000	41,614
Sally Holdings LLC Company Guar. Notes 9.25% due 11/15/14	25,000	26,000

		67,614

Electric-Integrated — 0.3%
Dominion Resources, Inc. Senior Notes 5.20% due 08/15/19	45,000	46,595
DTE Energy Co. Senior Notes 7.63% due 05/15/14	65,000	71,732
Duke Energy Corp. Senior Notes 5.05% due 09/15/19	95,000	95,788
Exelon Generation Co., LLC Senior Notes 6.25% due 10/01/39	60,000	62,618
FirstEnergy Solutions Corp. Company Guar. Notes 6.80% due 08/15/39*	35,000	36,342
Nevada Power Co. General Refunding Mtg. 7.13% due 03/15/19	65,000	74,219
Pacific Gas & Electric Co. Senior Notes 6.25% due 03/01/39	40,000	45,062

		432,356

ELECTRONICS-MILITARY — 0.0%
L-3 Communications Corp. Senior Sub. Notes 5.88% due 01/15/15	35,000	34,037

ENTERPRISE SOFTWARE/SERVICE — 0.0%
Oracle Corp. Senior Notes 6.13% due 07/08/39	30,000	33,006
Oracle Corp. Notes 6.50% due 04/15/38	15,000	17,097

		50,103

FINANCE-AUTO LOANS — 0.0%
Ford Motor Credit Co. LLC Guar. Notes 7.80% due 06/01/12	35,000	34,271

FINANCE-COMMERCIAL — 0.0%
Caterpillar Financial Services Corp. Senior Notes 5.45% due 04/15/18	50,000	52,373

FINANCE-CONSUMER LOANS — 0.2%
HSBC Finance Corp. Notes 5.00% due 06/30/15	225,000	233,749

FINANCE-CREDIT CARD — 0.1%
American Express Credit Corp. Senior Notes 5.13% due 08/25/14	90,000	94,815

FINANCE-INVESTMENT BANKER/BROKER — 0.1%
Credit Suisse USA, Inc. Senior Notes 5.50% due 08/16/11	80,000	85,590
Lehman Brothers Holdings Capital Trust VII Company Guar. Notes 5.86% due 05/31/12†(2)(5)(6)(9)	230,000	23

		85,613

FINANCE-OTHER SERVICES — 0.1%
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 10.38% due 11/01/18	75,000	99,766

FOOD-MISC. — 0.2%
Kraft Foods, Inc. Senior Bonds 6.00% due 02/11/13	230,000	247,805

FUNERAL SERVICES & RELATED ITEMS — 0.1%
Service Corp. International Senior Notes 7.38% due 10/01/14	95,000	95,000

HOME FURNISHINGS — 0.1%
Sealy Mattress Co. Senior Sub. Notes 8.25% due 06/15/14	70,000	67,900

INDEPENDENT POWER PRODUCERS — 0.0%
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	60,000	59,625

INSURANCE-LIFE/HEALTH — 0.4%
Pacific Life Insurance Co. Notes 9.25% due 06/15/39*	50,000	55,606
Pricoa Global Funding I Senior Notes 5.40% due 10/18/12*	170,000	178,598
Principal Financial Group, Inc. Senior Notes 8.88% due 05/15/19	70,000	81,210
Protective Life Corp. Senior Notes 8.45% due 10/15/39	70,000	68,583
Prudential Financial, Inc. Senior Notes 7.38% due 06/15/19	85,000	94,968

		478,965

INSURANCE-MULTI-LINE — 0.1%
MetLife, Inc. Senior Notes 6.75% due 06/01/16	50,000	55,912
Metropolitan Life Global Funding Senior Notes 5.13% due 04/10/13*	100,000	105,892

		161,804

INSURANCE-PROPERTY/CASUALTY — 0.1%
WR Berkley Corp. Senior Notes 7.38% due 09/15/19	130,000	136,148

MACHINERY-CONSTRUCTION & MINING — 0.1%
Terex Corp. Senior Sub. Notes 8.00% due 11/15/17	75,000	69,187

MEDICAL LABS & TESTING SERVICES — 0.1%
Roche Holdings, Inc. Company Guar. Notes 6.00% due 03/01/19*	60,000	66,934

MEDICAL PRODUCTS — 0.1%
Cooper Cos., Inc. Company Guar. Notes 7.13% due 02/15/15	45,000	43,650
LVB Acquisition Holding LLC Company Guar. Notes 10.38% due 10/15/17(10)	70,000	75,337

		118,987

MEDICAL-DRUGS — 0.1%
Pfizer, Inc. Senior Notes 6.20% due 03/15/19	160,000	182,162

MEDICAL-HMO — 0.3%
PolyOne Corp. Senior Notes 8.88% due 05/01/12	80,000	80,800
UnitedHealth Group, Inc. Senior Notes 0.47% due 06/21/10(2)	250,000	249,076

		329,876

MEDICAL-HOSPITALS — 0.1%
Community Health Systems, Inc. Company Guar. Notes 8.88% due 07/15/15	15,000	15,450
HCA, Inc. Senior Sec. Notes 9.63% due 11/15/16(10)	110,000	116,737
Health Management Associates, Inc. Senior Notes 6.13% due 04/15/16	40,000	37,000

		169,187

METAL-COPPER — 0.1%
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 8.25% due 04/01/15	75,000	80,437

MULTIMEDIA — 0.2%
News America, Inc. Company Guar. Notes 7.85% due 03/01/39	75,000	87,773
Time Warner, Inc. Company Guar. Notes 6.50% due 11/15/36	35,000	35,555
Viacom, Inc. Senior Notes 6.25% due 04/30/16	45,000	48,883
Viacom, Inc. Senior Notes 6.88% due 04/30/36	20,000	21,109

		193,320

MUSIC — 0.0%
Steinway Musical Instruments Senior Notes 7.00% due 03/01/14*	15,000	12,750

NON-HAZARDOUS WASTE DISPOSAL — 0.0%
Allied Waste North America, Inc. Company Guar. Notes 7.25% due 03/15/15	15,000	15,769

OIL & GAS DRILLING — 0.0%
Transocean, Inc. Senior Notes 6.80% due 03/15/38	10,000	11,435

OIL COMPANIES-EXPLORATION & PRODUCTION — 0.4%
Anadarko Petroleum Corp. Senior Notes 6.45% due 09/15/36	20,000	20,809
Anadarko Petroleum Corp. Senior Notes 8.70% due 03/15/19	50,000	61,212
Chesapeake Energy Corp. Company Guar. Notes 6.50% due 08/15/17	45,000	42,187
Chesapeake Energy Corp. Company Guar. Notes 7.00% due 08/15/14	20,000	20,150
Denbury Resources, Inc. Company Guar. Notes 7.50% due 04/01/13	65,000	65,081
EQT Corp. Senior Notes 8.13% due 06/01/19	120,000	137,494
Newfield Exploration Co. Senior Sub. Notes 6.63% due 04/15/16	30,000	29,550

XTO Energy, Inc. Senior Notes 6.75% due 08/01/37	60,000	66,386

		442,869

PAPER & RELATED PRODUCTS — 0.1%
Georgia-Pacific LLC Company Guar. Notes 7.00% due 01/15/15*	55,000	55,550
International Paper Co. Senior Notes 9.38% due 05/15/19	85,000	102,900

		158,450

PIPELINES — 0.3%
DCP Midstream LLC Senior Notes 9.75% due 03/15/19*	55,000	65,706
Kinder Morgan Energy Partners LP Senior Notes 6.85% due 02/15/20	85,000	94,122
Plains All American Pipeline LP Company Guar. Notes 6.50% due 05/01/18	45,000	48,526
Plains All American Pipeline LP Company Guar. Notes 8.75% due 05/01/19	80,000	97,106
Sonat, Inc. Notes 7.63% due 07/15/11	60,000	61,049

		366,509

REAL ESTATE INVESTMENT TRUSTS — 0.2%
Host Hotels & Resorts LP Senior Notes 7.13% due 11/01/13	55,000	54,725
Simon Property Group LP Senior Notes 6.75% due 05/15/14	140,000	150,641

		205,366

RESORT/THEME PARKS — 0.0%
Vail Resorts, Inc. Senior Sub. Notes 6.75% due 02/15/14	55,000	54,656

RETAIL-DISCOUNT — 0.1%
Wal-Mart Stores, Inc. Senior Notes 5.38% due 04/05/17	90,000	98,092

RETAIL-RESTAURANTS — 0.0%
Darden Restaurants, Inc. Senior Notes 6.80% due 10/15/37	35,000	36,114

SPECIAL PURPOSE ENTITY — 0.1%
Allstate Life Global Funding Trust Notes 5.38% due 04/30/13	100,000	107,366

TELECOM SERVICES — 0.0%
Qwest Corp. Senior Notes 8.88% due 03/15/12	50,000	52,625

TELEPHONE-INTEGRATED — 0.3%
AT&T, Inc. Notes 5.80% due 02/15/19	120,000	128,503
AT&T, Inc. Senior Notes 6.30% due 01/15/38	40,000	41,696
Sprint Capital Corp. Company Guar. Notes 6.90% due 05/01/19	30,000	26,100
Verizon Communications, Inc. Senior Notes 6.35% due 04/01/19	55,000	61,030
Verizon Communications, Inc. Notes 6.40% due 02/15/38	80,000	85,277

		342,606

TELEVISION — 0.1%
CBS Corp. Company Guar. Notes 8.88% due 05/15/19	65,000	73,419

TOBACCO — 0.2%
Altria Group, Inc. Company Guar. Notes 9.70% due 11/10/18	165,000	203,143

TOTAL U.S. CORPORATE BONDS & NOTES (cost $9,573,330)		9,883,950

Foreign Corporate Bonds & Notes — 2.6%

ADVERTISING SERVICES — 0.1%
WPP Finance UK Company Guar. Notes 8.00% due 09/15/14	115,000	127,583

BANKS-COMMERCIAL — 0.6%
Royal Bank of Scotland PLC Senior Notes 4.88% due 08/25/14*	210,000	213,730
Standard Chartered PLC Senior Notes 5.50% due 11/18/14*	200,000	215,645
Svenska Handelsbanken AB Senior Notes 4.88% due 06/10/14*	235,000	246,685
Westpac Banking Corp. Senior Notes 4.20% due 02/27/15	90,000	91,761

		767,821

DIVERSIFIED MINERALS — 0.1%
Vale Overseas, Ltd. Company Guar. Notes 5.63% due 09/15/19	90,000	89,829

DIVERSIFIED OPERATIONS — 0.1%
Hutchison Whampoa International, Ltd. Company Guar. Notes 4.63% due 09/11/15*	100,000	100,586

FINANCE-INVESTMENT BANKER/BROKER — 0.1%
Macquarie Group, Ltd. Notes 7.30% due 08/01/14*	70,000	75,400

Macquarie Group, Ltd. Notes 7.63% due 08/13/19*	85,000	93,887

		169,287

INVESTMENT COMPANIES — 0.0%
Xstrata Finance Canada, Ltd. Company Guar. Notes 6.90% due 11/15/37*	40,000	38,861

MINING — 0.0%
Barrick Australian Finance Property, Ltd. Company Guar. Notes 5.95% due 10/15/39*	40,000	39,075

MULTIMEDIA — 0.1%
Quebecor Media, Inc. Senior Notes 7.75% due 03/15/16	65,000	64,187

OIL COMPANIES-INTEGRATED — 0.1%
Cenovus Energy, Inc. Senior Notes 6.75% due 11/15/39*	70,000	76,476
Suncor Energy, Inc. Senior Notes 6.85% due 06/01/39	50,000	54,334

		130,810

SATELLITE TELECOM — 0.0%
Intelsat Jackson Holdings, Ltd. Company Guar. Notes 9.50% due 06/15/16	25,000	26,250

SPECIAL PURPOSE ENTITY — 0.2%
IIRSA Norte Finance, Ltd. Senior Notes 8.75% due 05/30/24	210,230	215,486

STEEL-PRODUCERS — 0.1%
ArcelorMittal Senior Notes 6.13% due 06/01/18	60,000	59,262
ArcelorMittal Senior Notes 9.85% due 06/01/19	80,000	93,774

		153,036

SUPRANATIONAL — 0.2%
African Development Bank Notes 1.75% due 10/01/12	225,000	225,508

TELECOM SERVICES — 0.1%
Nordic Telephone Co. Holdings Sec. Notes 8.88% due 05/01/16*	75,000	78,000

TELEPHONE-INTEGRATED — 0.7%
British Telecommunications PLC Senior Notes 5.95% due 01/15/18	100,000	100,685
British Telecommunications PLC Bonds 9.63% due 12/15/30	90,000	113,076
Telecom Italia Capital SA Company Guar. Notes 5.25% due 11/15/13	190,000	199,921
Telecom Italia Capital SA Company Guar. Bonds 7.72% due 06/04/38	35,000	40,586
Telefonica Emisiones SAU Company Guar. Notes 5.86% due 02/04/13	350,000	381,396

		835,664

TELEVISION — 0.0%
Videotron Ltd. Senior Notes 6.88% due 01/15/14	30,000	30,000

TRANSPORT-RAIL — 0.1%
Canadian Pacific Railway Co. Senior Notes 7.25% due 05/15/19	65,000	74,955

TOTAL FOREIGN CORPORATE BONDS & NOTES (cost $3,000,160)		3,166,938

Foreign Government Agencies — 0.3%

SOVEREIGN — 0.3%
Federal Republic of Brazil Bonds 6.00% due 01/17/17	150,000	160,350
Federal Republic of Brazil Notes 8.00% due 01/15/18	193,611	221,201

TOTAL FOREIGN GOVERNMENT AGENCIES (cost $377,883)		381,551

U.S. Government Agencies — 15.8%

FEDERAL HOME LOAN MTG. CORP. — 5.0%
2.50% due 04/23/14	285,000	286,689
4.50% due November TBA	270,000	272,869
4.50% due December TBA	685,000	709,189
5.00% due 03/01/19	98,424	105,084
5.00% due November TBA	1,610,000	1,668,363
5.13% due 10/18/16	245,000	271,705
5.42% due 06/01/37(2)	48,790	51,621
5.46% due 07/01/37(2)	80,927	85,620
5.50% due 07/01/34	367,514	388,538
5.51% due 06/01/37(2)	484,444	512,182
5.56% due 06/01/37(2)	45,799	48,467
6.00% due November TBA	800,000	850,000
6.50% due 05/01/16	31,412	33,662
Federal Home Loan Mtg. Corp. REMIC
Series 3349, Class MY 5.50% due 07/15/37(1)	800,000	853,086

		6,137,075

FEDERAL NATIONAL MTG. ASSOC. — 8.7%
2.63% due 11/20/14	850,000	850,405
4.50% due 04/01/23	88,623	92,266
4.50% due 05/01/23	185,817	193,454
4.50% due November TBA	565,000	571,886
4.63% due 05/01/13	480,000	506,688
4.88% due 12/15/16	290,000	317,480
5.00% due 03/01/18	107,824	115,100
5.00% due 04/01/18	26,645	28,463
5.00% due 07/01/18	175,165	186,987
5.00% due 08/01/18	112,689	120,295
5.00% due 06/01/19	106,153	113,052
5.00% due 06/01/33	254,556	265,166
5.00% due 07/01/33	176,417	183,607
5.00% due 02/01/35	299,838	312,059
5.00% due 07/01/37	404,785	421,284
5.25% due 08/01/12	365,000	390,367
5.50% due 10/01/17	384,116	413,641
5.50% due 11/01/17	81,875	88,169

5.50% due 01/01/38	688,369	725,703
6.00% due 08/01/17	129,739	140,116
6.00% due November TBA	1,000,000	1,062,188
6.00% due December TBA	100,000	106,781
6.25% due 02/01/11	365,000	385,677
6.50% due 12/01/37	1,444,354	1,552,704
Federal National Mtg. Assoc. REMIC
Series 2003-35, Class DF 0.64% due 02/25/33(1)(2)	232,222	231,265
Series 2006-43, Class G 6.50% due 09/25/33(1)	208,067	215,662
Series 2006-63, Class AE 6.50% due 10/25/33(1)	360,113	372,235
Series 2006-59, Class DC 6.50% due 12/25/33(1)	623,295	646,872
Series 2006-78, Class BC 6.50% due 01/25/34(1)	164,813	170,659

		10,780,231

GOVERNMENT NATIONAL MTG. ASSOC. — 1.9%
4.50% due 05/15/39	258,157	262,389
5.00% due December TBA	270,000	279,281
5.50% due 01/15/34	967,151	1,027,130
6.00% due December TBA	610,000	645,837
7.50% due 01/15/32	128,804	146,334

		2,360,971

TENNESSEE VALLEY AUTHORITY — 0.2%
4.65% due 06/15/35	248,000	229,658

TOTAL U.S. GOVERNMENT AGENCIES (cost $18,979,342)		19,507,935

U.S. Government Treasuries — 5.8%

UNITED STATES TREASURY BONDS — 0.7%
3.50% due 02/15/39	265,000	232,289
4.25% due 05/15/39	190,000	190,445
4.50% due 05/15/38	150,000	156,680
4.50% due 08/15/39	130,000	135,810
5.38% due 02/15/31	140,000	162,684

		877,908

UNITED STATES TREASURY NOTES — 5.1%
0.88% due 03/31/11	565,000	567,516
1.13% due 06/30/11	620,000	624,529
1.38% due 09/15/12	3,305,000	3,305,258
2.00% due 02/28/10	20,000	20,121
2.13% due 01/31/10	50,000	50,246
2.38% due 03/31/16	145,000	141,149
3.00% due 09/30/16	70,000	70,186
3.13% due 11/30/09	50,000	50,113
3.25% due 12/31/09	75,000	75,372
3.63% due 08/15/19	865,000	881,624
3.88% due 02/15/13	335,000	359,523
7.25% due 05/15/16	110,000	138,703

		6,284,340

TOTAL U.S. GOVERNMENT TREASURIES (cost $7,165,891)		7,162,248

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $115,040,790)		123,605,642

Short-Term Investment Securities — 0.0%

U.S. GOVERNMENT TREASURIES — 0.0%
0.04% due 01/14/10(13)	25,000	24,998
0.06% due 01/14/10(13)	10,000	10,000
0.07% due 01/14/10(13)	10,000	9,999

TOTAL SHORT-TERM INVESTMENT SECURITIES (cost $44,997)		44,997

Repurchase Agreement — 4.7%

Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 10/30/09, to be repurchased 11/02/09 in the amount of $5,828,005 and collateralized by $5,950,000 of United States Treasury Bills, bearing interest at 0.07% due 03/18/10 and having approximate value of $5,947,620 (cost $5,828,000)	$5,828,000	5,828,000

TOTAL INVESTMENTS (cost $120,913,787)(14)	104.6%	129,478,639
Liabilities in excess of other assets	(4.6)	(5,742,488)

NET ASSETS	100.0%	$123,736,151

†	Non-income producing security

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2009, the aggregate value of these securities was $2,323,459 representing 1.7% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	Collateralized Mortgage Obligation

(2)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of October 31, 2009.

(3)	Variable Rate Security — the rate reflected is as of October 31, 2009, maturity date reflects the stated maturity date.

(4)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of October 31, 2009, the Balanced Portfolio held the following restricted securities:

		Principal			Market
	Acquisition	Amount/	Acquisition	Market	Value	% of
Name	Date	Shares	Cost	Value	Per Share	Net Assets

ICO North America, Inc.
7.50% due 08/15/09	8/11/05	$35,000	$35,000
	3/14/08	1,000	1,000
	9/11/08	1,000	1,000
	2/27/09	1,000	1,000

		$38,000		$23,750	$62.50	0.0%

(5)	Bond in default

(6)	Company has filed for Chapter 11 bankruptcy protection.

(7)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.

(8)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.

(9)	Perpetual maturity — maturity date reflects the next call date.

(10)	Income may be received in cash or additional bonds at the discretion of the issuer.

(11)	Illiquid security. At October 31, 2009, the aggregate value of these securities was $23,750 representing 0.0% of net assets.

(12)	Bond was in default of principal at maturity.

(13)	The security or portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(14)	See Note 4 for cost of investments on a tax basis.

(15)	Commercial Mortgage Backed Security.

REMIC — Real Estate Mortgage Investment Conduit

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.
Open Futures Contracts

					Market
				Market	Value as of	Unrealized
Number of			Expiration	Value at	October 31,	Appreciation
Contracts	Type	Description	Month	Trade Date	2009	(Depreciation)

3	Long	S&P 500 Index Futures	December 2009	$797,137	$774,750	$(22,387)
9	Short	U.S. Treasury Notes 2 Year Futures	December 2009	1,954,584	1,958,484	(3,900)
5	Short	U.S. Treasury Notes 5 Year Futures	December 2009	576,877	582,266	(5,389)
1	Long	U.S. Treasury Notes 10 Year Futures	December 2009	117,737	118,609	872
9	Long	U.S. Treasury Notes 30 Year Futures	December 2009	1,069,189	1,081,406	12,217

						$(18,587)

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2009 (see Note 1):

			Level 3-Signifcant
	Level 1 - Unadjusted	Level 2- Other	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total

Long-Term Investment Securities:
Common Stock	$75,651,082	$—	$—	$75,651,082
Asset Backed Securities	—	7,828,188	—	7,828,188
Convertible Bonds & Notes	—	—	23,750	23,750
U.S. Corporate Bonds & Notes	—	9,883,950	—	9,883,950
Foreign Corporate Bonds & Notes	—	3,166,938	—	3,166,938
Foreign Government Agencies	—	381,551	—	381,551
U.S. Government Agencies	—	19,507,935	—	19,507,935
U.S. Government Treasuries	7,162,248	—	—	7,162,248
Short Term Investment Securities:
U.S. Government Treasuries	44,997	—	—	44,997
Repurchase Agreement	—	5,828,000	—	5,828,000
Other Financial Instruments:+
Open Futures Contracts Appreciation	13,089	—	—	13,089
Open Futures Contracts Depreciation	(31,676)	—	—	(31,676)

Total	$82,839,740	$46,596,562	$23,750	$129,460,052

+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as future, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
The following is a reconciliation of Level 3 assets which significant unobeservable inputs were used to determine fair value:

Convertible
Bonds & Notes
Balance as of 1/31/2009	$7,400
Accrued discounts/premiums	—
Realized gain(loss)	—
Change in unrealized appreciation(depreciation)	15,350
Net purchases(sales)	1,000
Transfers in and/or out of Level 3	—

Balance as of 10/31/2009	$23,750

See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
MFS TOTAL RETURN PORTFOLIO
Portfolio of Investments — October 31, 2009
(unaudited)

Common Stock — 59.8%	Shares/ Principal Amount	Market Value (Note 1)

ADVERTISING AGENCIES — 0.5%
Omnicom Group, Inc.	120,860	$4,143,081

AEROSPACE/DEFENSE — 2.9%
Lockheed Martin Corp.	210,630	14,489,237
Northrop Grumman Corp.	151,790	7,609,233

		22,098,470
AEROSPACE/DEFENSE-EQUIPMENT — 1.3%
Goodrich Corp.	13,520	734,812
United Technologies Corp.	151,000	9,278,950

		10,013,762

ATHLETIC FOOTWEAR — 0.9%
NIKE, Inc., Class B	110,000	6,839,800

AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL — 0.2%
Johnson Controls, Inc.	68,450	1,637,324

BANKS-COMMERCIAL — 0.2%
Regions Financial Corp.	291,180	1,409,311

BANKS-FIDUCIARY — 2.3%
Northern Trust Corp.	11,630	584,407
State Street Corp.	145,250	6,097,595
The Bank of New York Mellon Corp.	412,572	10,999,170

		17,681,172

BANKS-SUPER REGIONAL — 1.4%
PNC Financial Services Group, Inc.	78,370	3,835,428
Wells Fargo & Co.	262,910	7,235,283

		11,070,711

BEVERAGES-NON-ALCOHOLIC — 0.8%
PepsiCo, Inc.	106,320	6,437,676

BEVERAGES-WINE/SPIRITS — 0.6%
Diageo PLC(12)	307,780	5,016,283

BREWERY — 0.2%
Heineken NV(12)	29,630	1,311,954

BUILDING-RESIDENTIAL/COMMERCIAL — 0.1%
Pulte Homes, Inc.	89,710	808,287

CELLULAR TELECOM — 0.8%
Vodafone Group PLC(12)	2,883,580	6,379,890

CHEMICALS-DIVERSIFIED — 0.8%
PPG Industries, Inc.	108,960	6,148,613

COATINGS/PAINT — 0.3%
The Sherwin-Williams Co.	37,970	2,165,809

COMMERCIAL SERVICES-FINANCE — 0.5%
Automatic Data Processing, Inc.	16,760	667,048
The Western Union Co.	122,010	2,216,921
Visa, Inc., Class A	15,630	1,184,129

		4,068,098

COMPUTER SERVICES — 0.6%
Accenture PLC Class A	128,050	4,748,094

COMPUTERS — 1.5%
Dell, Inc.†	72,630	1,052,409
Hewlett-Packard Co.	96,230	4,567,076
International Business Machines Corp.	46,840	5,649,372

		11,268,857

CONSULTING SERVICES — 0.0%
Verisk Analytics, Inc., Class A†	4,220	115,755

CONSUMER PRODUCTS-MISC. — 0.3%
Clorox Co.	25,530	1,512,142
Kimberly-Clark Corp.	12,560	768,169

		2,280,311

COSMETICS & TOILETRIES — 0.9%
The Procter & Gamble Co.	121,194	7,029,252

DATA PROCESSING/MANAGEMENT — 0.1%
Dun & Bradstreet Corp.	10,650	815,364

DISTRIBUTION/WHOLESALE — 0.4%
WW Grainger, Inc.	29,930	2,805,339

DIVERSIFIED BANKING INSTITUTIONS — 3.9%
Bank of America Corp.	164,640	2,400,451
JP Morgan Chase & Co.	397,770	16,614,853
The Goldman Sachs Group, Inc.	66,560	11,326,515

		30,341,819

DIVERSIFIED MANUFACTURING OPERATIONS — 1.5%
3M Co.	71,000	5,223,470
Danaher Corp.	50,300	3,431,969
Eaton Corp.	53,060	3,207,477

		11,862,916

ELECTRIC-INTEGRATED — 2.9%
Allegheny Energy, Inc.	33,250	758,765
American Electric Power Co., Inc.	48,490	1,465,368
CMS Energy Corp.	43,870	583,471
Dominion Resources, Inc.	83,658	2,851,901
Entergy Corp.	18,980	1,456,146
FPL Group, Inc.	88,240	4,332,584
Northeast Utilities	17,380	400,609
PG&E Corp.	70,900	2,899,101
PPL Corp.	96,940	2,853,913
Progress Energy, Inc.	27,020	1,014,061
Public Service Enterprise Group, Inc.	136,870	4,078,726

		22,694,645

ELECTRONIC COMPONENTS-MISC. — 0.2%
Tyco Electronics, Ltd.	70,490	1,497,912
ELECTRONIC COMPONENTS-SEMICONDUCTORS — 0.7%
Intel Corp.	257,300	4,917,003
National Semiconductor Corp.	45,300	586,182

		5,503,185

ELECTRONIC MEASUREMENT INSTRUMENTS — 0.1%
Agilent Technologies, Inc.†	28,570	706,822

ENGINEERING/R&D SERVICES — 0.1%
Fluor Corp.	9,900	439,758

ENTERPRISE SOFTWARE/SERVICE — 0.7%
Oracle Corp.	243,760	5,143,336

FINANCE-INVESTMENT BANKER/BROKER — 0.2%
The Charles Schwab Corp.	96,390	1,671,403

FINANCE-OTHER SERVICES — 0.1%
Deutsche Boerse AG(12)	8,150	660,973

FOOD-CONFECTIONERY — 0.3%
The J.M. Smucker Co.	36,729	1,936,720

FOOD-MISC. — 2.2%
Campbell Soup Co.	50,600	1,606,550
General Mills, Inc.	47,150	3,108,128
Groupe Danone SA(12)	20,760	1,247,353
Kellogg Co.	39,310	2,026,037

Nestle SA(12)	196,477	9,133,236

		17,121,304

FOOD-RETAIL — 0.5%
The Kroger Co.	171,700	3,971,421

GAS-DISTRIBUTION — 0.3%
Sempra Energy	42,970	2,210,806

HOTEL/MOTELS — 0.1%
Starwood Hotels & Resorts Worldwide, Inc.	19,660	571,320

INDEPENDENT POWER PRODUCERS — 0.2%
NRG Energy, Inc.†	59,140	1,359,629

INDUSTRIAL AUTOMATED/ROBOTIC — 0.1%
Rockwell Automation, Inc.	20,120	823,914

INDUSTRIAL GASES — 0.6%
Air Products & Chemicals, Inc.	57,820	4,459,657

INSTRUMENTS-SCIENTIFIC — 0.4%
Thermo Fisher Scientific, Inc.†	20,120	905,400
Waters Corp.†	41,380	2,376,453

		3,281,853

INSURANCE BROKERS — 0.3%
AON Corp.	50,830	1,957,463

INSURANCE-LIFE/HEALTH — 0.4%
Aflac, Inc.	22,200	921,078
Prudential Financial, Inc.	55,600	2,514,788

		3,435,866

INSURANCE-MULTI-LINE — 2.1%
MetLife, Inc.	294,790	10,031,704
The Allstate Corp.	221,020	6,535,561

		16,567,265

INSURANCE-PROPERTY/CASUALTY — 0.9%
Chubb Corp.	32,060	1,555,551
The Travelers Cos., Inc.	111,230	5,538,142

		7,093,693

INVESTMENT MANAGEMENT/ADVISOR SERVICES — 0.2%
Franklin Resources, Inc.	14,110	1,476,329

MEDICAL INSTRUMENTS — 0.9%
Medtronic, Inc.	138,790	4,954,803
St. Jude Medical, Inc.†	51,900	1,768,752

		6,723,555

MEDICAL PRODUCTS — 1.5%
Becton, Dickinson and Co.	45,140	3,085,770
Johnson & Johnson	148,310	8,757,706

		11,843,476

MEDICAL-BIOMEDICAL/GENE — 0.2%
Genzyme Corp.†	30,500	1,543,300

MEDICAL-DRUGS — 3.1%
Abbott Laboratories	135,070	6,830,490
GlaxoSmithKline PLC(12)	57,810	1,187,216
Merck & Co., Inc.	190,840	5,902,681
Merck KGaA(12)	13,710	1,287,922
Pfizer, Inc.	466,155	7,938,620
Roche Holding AG(12)	5,640	903,651

		24,050,580

MEDICAL-HMO — 0.2%
WellPoint, Inc.†	27,010	1,262,988

METAL-ALUMINUM — 0.1%
Alcoa, Inc.	39,680	492,826

MULTIMEDIA — 0.9%
The Walt Disney Co.	206,720	5,657,927
WPP PLC(12)	111,636	1,001,142

		6,659,069

NETWORKING PRODUCTS — 0.1%
Cisco Systems, Inc.†	35,790	817,802

OIL & GAS DRILLING — 0.1%
Noble Corp.	25,250	1,028,685

OIL COMPANIES-EXPLORATION & PRODUCTION — 2.7%
Anadarko Petroleum Corp.	36,740	2,238,568
Apache Corp.	97,100	9,139,052
Devon Energy Corp.	40,000	2,588,400
EOG Resources, Inc.	38,590	3,151,260
Noble Energy, Inc.	34,740	2,279,986
Occidental Petroleum Corp.	22,110	1,677,707

		21,074,973

OIL COMPANIES-INTEGRATED — 5.0%
Chevron Corp.	109,081	8,349,060
ConocoPhillips	22,440	1,126,039
Exxon Mobil Corp.	196,176	14,059,934
Hess Corp.	71,340	3,905,152
Marathon Oil Corp.	72,690	2,323,899
Total SA ADR	152,430	9,156,470

		38,920,554

OIL FIELD MACHINERY & EQUIPMENT — 0.2%
National Oilwell Varco, Inc.†	39,070	1,601,479

OIL-FIELD SERVICES — 0.2%
Halliburton Co.	30,630	894,702
Weatherford International, Ltd.†	25,400	445,262

		1,339,964

PIPELINES — 0.2%
The Williams Cos., Inc.	68,210	1,285,758

RETAIL-AUTO PARTS — 0.3%
Advance Auto Parts, Inc.	53,250	1,984,095

RETAIL-BUILDING PRODUCTS — 0.1%
Home Depot, Inc.	37,290	935,606

RETAIL-DISCOUNT — 0.6%
Target Corp.	50,250	2,433,608
Wal-Mart Stores, Inc.	41,090	2,041,351

		4,474,959

RETAIL-DRUG STORE — 1.4%
CVS Caremark Corp.	221,128	7,805,818
Walgreen Co.	74,100	2,803,203

		10,609,021

RETAIL-OFFICE SUPPLIES — 0.3%
Staples, Inc.	118,450	2,570,365

RETAIL-REGIONAL DEPARTMENT STORES — 0.2%
Macy’s, Inc.	96,490	1,695,329

SCHOOLS — 0.2%
Apollo Group, Inc., Class A†	22,230	1,269,333

TELEPHONE-INTEGRATED — 2.2%
AT&T, Inc.	552,920	14,193,457
CenturyTel, Inc.	44,835	1,455,344
Koninklijke KPN NV(12)	65,460	1,186,782

		16,835,583

TOBACCO — 1.8%
Altria Group, Inc.	26,600	481,726
Lorillard, Inc.	20,390	1,584,711
Philip Morris International, Inc.	246,720	11,684,659

		13,751,096

TOYS — 0.2%
Hasbro, Inc.	47,700	1,300,779

TRANSPORT-RAIL — 0.1%
Burlington Northern Santa Fe Corp.	4,400	331,408
Canadian National Railway Co.	9,900	477,576

		808,984

TRANSPORT-SERVICES — 0.2%
United Parcel Service, Inc., Class B	25,560	1,372,061

WEB PORTALS/ISP — 0.1%
Google, Inc., Class A†	2,140	1,147,297

WIRELESS EQUIPMENT — 0.1%
Nokia OYJ ADR	87,320	1,101,105

TOTAL COMMON STOCK (cost $449,333,805)		461,583,844

Asset Backed Securities — 2.6%

DIVERSIFIED FINANCIAL SERVICES — 2.6%
Banc of America Commercial Mtg., Inc. Series 2006-4, Class A4 5.63% due 07/10/46(1)	$226,000	223,111
Bayview Financial Revolving Mtg. Loan Trust Series 2005-E, Class M1 1.04% due 12/28/40*(2)(3)(4)(8)	850,000	358,785
Capital Trust Re CDO, Ltd. Series 2005-3A, Class A2 5.16% due 06/25/35*(4)(2)(8)	1,000,000	700,000
Citigroup Commercial Mtg. Trust Series 2007-C6, Class A4 5.70% due 06/10/17(1)(5)	2,450,000	2,236,041
Citigroup/Deutsche Bank Commercial Mtg. Trust Series 2007-CD4, Class A4 5.32% due 03/11/12(1)	1,000,000	897,796
Countrywide Asset-Backed Certificates Series 2005-1, Class AF3 4.58% due 05/25/35	992	986
Countrywide Asset-Backed Certificates Series 2005-3, Class AF3 4.82% due 03/25/35	44,534	43,903
Countrywide Asset-Backed Certificates Series 2006-15, Class A3 5.69% due 10/25/36	550,000	322,602
Credit Suisse Mtg. Capital Certificates Series 2007-C5 Class A4 5.70% due 09/15/40(1)	1,116,407	922,912
CW Capital Cobalt, Ltd. Series 2006-C1, Class A4 5.22% due 08/15/48(1)	1,689,000	1,502,303
FHLMC Multifamily Structured Pass Through Certs. Series K003, Class A5 5.09% due 03/25/19(1)	793,000	848,566
GE Capital Commercial Mtg. Corp. Series 2006-C1, Class AM 5.51% due 03/10/44(1)(5)	630,000	505,707
GMAC Mtg. Corp. Loan Trust Series 2006-HE3, Class A3 5.81% due 10/25/36	641,000	304,614
Greenwich Capital Commercial Funding Corp. Series 2007-GG9, Class AM 5.48% due 02/10/17(1)	1,725,000	1,328,578
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2005-LDP2, Class AM 4.78% due 07/15/42(1)	765,000	637,947
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2005-CB12, Class AM 4.95% due 09/12/37(1)	800,000	680,255
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2004-C2, Class A3 5.23% due 05/15/41(1)(5)	192,837	194,797
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2007-LDPX, Class A3 5.42% due 01/15/49(1)	482,647	422,777
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2006-LDP6, Class A4 5.48% due 04/15/43(1)	1,270,000	1,234,412
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2006-CB16, Class A4 5.55% due 05/12/45(1)	480,583	471,618
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2007-LD11, Class A4 5.82% due 06/15/49(1)(5)	250,000	230,289
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2006-LDP7, Class A4 5.88% due 04/15/45(1)(5)	1,270,000	1,242,436

Merrill Lynch Mortgage Trust Series 2007-C1, Class C 5.83% due 07/12/17(1)(5)	560,000	134,840
Merrill Lynch/Countrywide Commercial Mtg. Trust Series 2007-7, Class A4 5.75% due 06/12/50(1)(5)	1,116,407	939,766
Morgan Stanley Capital I Series 1998-HF2, Class X 0.88% due 11/15/30*(1)(5)(6)	3,142,350	87,955
Nomura Asset Securities Corp. Series 1995-MD3, Class B1 9.76% due 04/04/27*(1)(2)(5)(8)	1,231,904	1,276,310
RAAC Series Series 2004-SP3, Class AI3 4.97% due 09/25/34(7)	425,000	316,058
Residential Funding Mtg. Securities II, Inc. Series 2005-HS2, Class AI3 5.32% due 01/25/24	669,000	220,763
Spirit Master Funding LLC Pass Through Series 2005-1, Class A1 5.05% due 07/20/23*(1)(2)(8)	718,554	528,841
Structured Asset Securities Corp. Series 2005-4XS, Class 1A2B 4.67% due 03/25/35	435,607	375,348
Wachovia Bank Commercial Mtg. Trust Series 2006-C27, Class AM 5.80% due 07/15/45(1)	362,980	297,864
Wachovia Bank Commercial Mtg. Trust Series 2006-C26, Class AM 5.96% due 06/15/45(1)(5)	830,000	672,238

TOTAL ASSET BACKED SECURITIES (cost $23,967,590)		20,160,418

U.S. Corporate Bonds & Notes — 7.9%

AEROSPACE/DEFENSE — 0.1%
BAE Systems Holdings, Inc. Company Guar. Notes 5.20% due 08/15/15*	1,009,000	1,051,478

BANKS-COMMERCIAL — 0.1%
Credit Suisse New York Senior Notes 5.50% due 05/01/14	940,000	1,019,334

BANKS-SUPER REGIONAL — 0.4%
Capital One Financial Corp. Sub. Notes 6.15% due 09/01/16	720,000	716,206
PNC Funding Corp. Bank Guar. Notes 5.63% due 02/01/17	600,000	591,682
Wachovia Corp. Sub. Notes 5.25% due 08/01/14	1,865,000	1,938,654

		3,246,542

BEVERAGES-NON-ALCOHOLIC — 0.1%
Dr. Pepper Snapple Group, Inc. Company Guar. Notes 6.12% due 05/01/13	260,000	284,782
Dr. Pepper Snapple Group, Inc. Company Guar. Notes 6.82% due 05/01/18	338,000	386,170

		670,952

BREWERY — 0.3%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 8.00% due 11/15/39*	820,000	1,014,714
Miller Brewing Co. Notes 5.50% due 08/15/13*	863,000	922,721

		1,937,435

BUILDING & CONSTRUCTION PRODUCTS-MISC. — 0.1%
CRH America, Inc. Notes 6.95% due 03/15/12	687,000	744,895

CABLE TV — 0.1%
Cox Communications, Inc. Notes 4.63% due 06/01/13	708,000	736,760

CABLE/SATELLITE TV — 0.0%
DirecTV Holdings LLC/DirecTV Financing Co., Inc. Company Guar. Notes 5.88% due 10/01/19*	190,000	195,347

CELLULAR TELECOM — 0.1%
AT&T Mobility LLC Senior Notes 6.50% due 12/15/11	326,000	358,341

COMMERCIAL SERVICES-FINANCE — 0.1%
The Western Union Co. Senior Notes 5.40% due 11/17/11	1,024,000	1,092,953

CONSUMER PRODUCTS-MISC. — 0.1%
Fortune Brands, Inc. Notes 5.13% due 01/15/11	786,000	808,453

DIVERSIFIED BANKING INSTITUTIONS — 0.7%
Bank of America Corp. Sub. Notes 5.49% due 03/15/19	348,000	331,043
Bank of America Corp. Senior Notes 7.38% due 05/15/14	325,000	363,890
Bank of America Corp. Senior Notes 7.63% due 06/01/19	460,000	530,799

Citigroup, Inc. Sub. Notes 5.00% due 09/15/14	598,000	589,628
JP Morgan Chase & Co. Senior Notes 6.30% due 04/23/19	770,000	845,081
Morgan Stanley Senior Notes 5.75% due 10/18/16	660,000	682,043
Morgan Stanley Senior Notes 6.63% due 04/01/18	720,000	771,723
Morgan Stanley Senior Notes 7.30% due 05/13/19	220,000	246,487
The Goldman Sachs Group, Inc. Sub. Notes 5.63% due 01/15/17	772,000	790,208
The Goldman Sachs Group, Inc. Senior Notes 6.00% due 05/01/14	530,000	582,664

		5,733,566

DIVERSIFIED FINANCIAL SERVICES — 0.1%
General Electric Capital Corp. Notes 5.45% due 01/15/13	203,000	215,874
ZFS Finance USA Trust I Bonds 6.50% due 05/09/37*(3)	474,000	389,865

		605,739

ELECTRIC-GENERATION — 0.2%
Bruce Mansfield Unit 1 Pass Through Certs. 6.85% due 06/01/34(2)	1,418,223	1,481,770

ELECTRIC-INTEGRATED — 0.8%
Entergy Louisiana LLC Bonds 8.09% due 01/02/17	168,590	175,623
Exelon Generation Co LLC Senior Notes 6.20% due 10/01/17	2,960,000	3,211,236
Midamerican Energy Holdings Co. Senior Notes 5.88% due 10/01/12	340,000	370,887
Midamerican Funding LLC Senior Sec. Notes 6.93% due 03/01/29	166,000	187,897
Oncor Electric Delivery Co. LLC Senior Sec. Notes 7.00% due 09/01/22	985,000	1,140,110
PSEG Power LLC Company Guar. Notes 5.32% due 09/15/16*(2)(8)	414,000	426,267
PSEG Power LLC Company Guar. Notes 6.95% due 06/01/12	593,000	654,334
System Energy Resources, Inc. Sec. Bonds 5.13% due 01/15/14*(2)(8)	260,977	259,456

		6,425,810

FINANCE-CONSUMER LOANS — 0.1%
HSBC Finance Corp. Notes 5.25% due 01/14/11	725,000	751,415

FINANCE-CREDIT CARD — 0.2%
American Express Co. Senior Notes 5.50% due 09/12/16	1,374,000	1,410,830

FINANCE-INVESTMENT BANKER/BROKER — 0.4%
JPMorgan Chase Capital XXVII Company Guar. Notes 7.00% due 11/01/39	450,000	453,015
Merrill Lynch & Co., Inc. Sub. Notes 6.11% due 01/29/37	710,000	671,106
Merrill Lynch & Co., Inc. Notes 6.15% due 04/25/13	720,000	771,808
UBS Preferred Funding Trust V Company Guar. Notes 6.24% due 05/15/16(3)(9)	1,380,000	1,088,820

		2,984,749

FOOD-RETAIL — 0.1%
The Kroger Co. Notes 5.00% due 04/15/13	342,000	361,146

HOTEL/MOTELS — 0.1%
Wyndham Worldwide Corp. Senior Notes 6.00% due 12/01/16	593,000	539,844

INSURANCE-MULTI-LINE — 0.2%
Metropolitan Life Global Funding Senior Notes 5.13% due 04/10/13*	340,000	360,032
Metropolitan Life Global Funding I Notes 5.13% due 06/10/14*	290,000	308,093
The Allstate Corp. Senior Notes 5.55% due 05/09/35	73,000	72,353
The Allstate Corp. Senior Notes 6.13% due 12/15/32	604,000	618,377

		1,358,855

INSURANCE-PROPERTY/CASUALTY — 0.1%
Chubb Corp. Jr. Sub. Notes 6.38% due 03/29/37(3)	1,210,000	1,098,075

MACHINE TOOLS & RELATED PRODUCTS — 0.1%
Kennametal, Inc. Senior Notes 7.20% due 06/15/12(2)	710,000	748,349

MEDICAL LABS & TESTING SERVICES — 0.2%
Roche Holdings, Inc. Company Guar. Notes 6.00% due 03/01/19*	1,150,000	1,282,893

MEDICAL PRODUCTS — 0.2%
CareFusion Corp. Senior Notes 6.38% due 08/01/19*	720,000	776,510
Hospira, Inc. Senior Notes 5.55% due 03/30/12	310,000	332,681
Hospira, Inc. Senior Notes 6.05% due 03/30/17	555,000	584,795

		1,693,986

MEDICAL-DRUGS — 0.2%
Allergan, Inc. Senior Notes 5.75% due 04/01/16	800,000	853,977
Pfizer, Inc. Senior Notes 7.20% due 03/15/39	340,000	427,221

		1,281,198

MEDICAL-WHOLESALE DRUG DISTRIBUTION — 0.1%
Cardinal Health, Inc. Notes 5.80% due 10/15/16	443,000	444,438

MULTIMEDIA — 0.2%
News America Holdings, Inc. Company Guar. Debentures 8.50% due 02/23/25	664,000	782,655
Time Warner Entertainment Co. LP Senior Notes 8.38% due 07/15/33	700,000	839,501

		1,622,156

OIL COMPANIES-EXPLORATION & PRODUCTION — 0.3%
Anadarko Petroleum Corp. Senior Notes 6.45% due 09/15/36	860,000	894,784
Devon OEI Operating, Inc. Company Guar. Senior Notes 7.25% due 10/01/11	1,248,000	1,358,660

		2,253,444

OIL COMPANIES-INTEGRATED — 0.0%
Hess Corp. Senior Notes 8.13% due 02/15/19	190,000	230,638

OIL REFINING & MARKETING — 0.2%
Valero Energy Corp. Senior Notes 6.88% due 04/15/12	1,065,000	1,160,375

PIPELINES — 0.5%
CenterPoint Energy Resources Corp. Senior Notes 7.88% due 04/01/13	652,000	735,287
Enterprise Products Operating LLC Company Guar. Bonds 6.50% due 01/31/19	565,000	623,959
Kinder Morgan Energy Partners LP Notes 6.75% due 03/15/11	1,154,000	1,228,898
Kinder Morgan Energy Partners LP Senior Notes 7.40% due 03/15/31	110,000	119,062
Kinder Morgan Energy Partners LP Senior Bonds 7.75% due 03/15/32	212,000	237,057
Spectra Energy Capital LLC Senior Notes 8.00% due 10/01/19	708,000	829,040

		3,773,303

PROPERTY TRUST — 0.0%
WEA Finance LLC / WT Finance Australia Property, Ltd. Company Guar. Notes 6.75% due 09/02/19*	233,000	237,289

REAL ESTATE INVESTMENT TRUSTS — 0.4%
Boston Properties LP Senior Notes 5.00% due 06/01/15	147,000	146,260
HRPT Properties Trust Senior Notes 6.25% due 08/15/16	988,000	925,283
Kimco Realty Corp. Senior Notes 6.00% due 11/30/12	750,000	784,602
Prologis Senior Notes 5.75% due 04/01/16	358,000	335,650
Simon Property Group LP Notes 5.88% due 03/01/17	673,000	685,798
Vornado Realty LP Notes 4.75% due 12/01/10	500,000	504,057

		3,381,650

RETAIL-APPAREL/SHOE — 0.1%
Limited Brands, Inc. Senior Notes 5.25% due 11/01/14	616,000	572,880

RETAIL-BUILDING PRODUCTS — 0.0%
Home Depot, Inc. Senior Notes 5.88% due 12/16/36	303,000	295,559

RETAIL-DISCOUNT — 0.2%
Wal-Mart Stores, Inc. Bonds 5.25% due 09/01/35	1,503,000	1,492,375

RETAIL-DRUG STORE — 0.1%
CVS Caremark Corp. Senior Notes 6.13% due 08/15/16	610,000	668,309

SOVEREIGN AGENCY — 0.0%
Financing Corp. Bonds 9.65% due 11/02/18	235,000	329,723

TELEPHONE-Integrated — 0.4%
AT&T, Inc. Senior Notes 6.55% due 02/15/39	820,000	887,017
BellSouth Corp. Senior Notes 6.55% due 06/15/34	912,000	953,604
Verizon New York, Inc. Senior Notes 6.88% due 04/01/12	1,428,000	1,558,722

		3,399,343

TELEVISION — 0.1%
Hearst-Argyle Television, Inc. Debentures 7.50% due 11/15/27	800,000	628,317

TOBACCO — 0.1%
Philip Morris International, Inc. Senior Notes 4.88% due 05/16/13	532,000	565,968

TRANSPORT-RAIL — 0.0%
CSX Corp. Senior Notes 6.75% due 03/15/11	51,000	54,260

TOTAL U.S. CORPORATE BONDS & NOTES (cost $58,258,877)		60,730,742

Foreign Corporate Bonds & Notes — 3.7%

BANKS-COMMERCIAL — 1.1%
Banco Bradesco SA Sub. Notes 6.75% due 09/29/19*	392,000	395,320
Barclays Bank PLC Senior Notes 5.00% due 09/22/16	300,000	306,592
Commonwealth Bank of Australia Senior Notes 5.00% due 10/15/19*(2)(8)	460,000	458,419
Groupe BPCE SA Sub. Notes 12.50% due 09/30/19*	884,000	1,034,280
ING Bank NV Government Guar. Notes 3.90% due 03/19/14*	830,000	866,631
Nordea Bank AB Bonds 5.42% due 04/20/15*(3)(9)	275,000	220,000
Royal Bank of Scotland PLC Government Guar. Notes 2.63% due 05/11/12*	1,480,000	1,505,632
Svenska Handelsbanken AB Senior Notes 4.88% due 06/10/14*	860,000	902,762
UniCredito Italiano Capital Trust Bank Guar. Notes 9.20% due 10/05/10*(3)(9)	1,112,000	1,045,280
Woori Bank Sub. Debentures Notes 6.13% due 05/03/16*(10)	1,480,000	1,449,623

		8,184,539

BANKS-MONEY CENTER — 0.2%
DBS Capital Funding Corp. Company Guar. Notes 7.66% due 03/15/11*(3)(9)	453,000	456,398
Unicredit Luxembourg Finance SA Senior Sub. Notes 6.00% due 10/31/17*	910,000	899,109

		1,355,507

BANKS-MORTGAGE — 0.1%
Achmea Hypotheekbank NV Govt. Guar. Notes 3.20% due 11/03/14*(2)(8)	570,000	574,836

BANKS-SPECIAL PURPOSE — 0.2%
Kreditanstalt fuer Wiederaufbau Government Guar. Notes 4.88% due 06/17/19	840,000	912,720
Societe Financement de l’Economie Francaise Government Guar. Notes 3.38% due 05/05/14*	468,000	481,467

		1,394,187

BEVERAGES-WINE/SPIRITS — 0.1%
Diageo Finance BV Company Guar. Bonds 5.50% due 04/01/13	777,000	842,792

CELLULAR TELECOM — 0.1%
Rogers Communications, Inc. Company Guar. Notes 6.80% due 08/15/18	982,000	1,106,879

DIVERSIFIED BANKING INSTITUTIONS — 0.0%
BNP Paribas Jr. Sub.Notes 7.20% due 06/25/37*(3)(9)	400,000	366,000

DIVERSIFIED MANUFACTURING OPERATIONS — 0.1%
Tyco Electronics Group SA Senior Notes 6.55% due 10/01/17	835,000	876,267

ELECTRIC-INTEGRATED — 0.2%
EDP Finance BV Senior Notes 6.00% due 02/02/18*	645,000	697,498
Enel Finance International SA Company Guar. Notes 6.25% due 09/15/17*	887,000	973,889

		1,671,387

FINANCE-LEASING COMPANIES — 0.1%
ORIX Corp. Notes 5.48% due 11/22/11	688,000	688,491

INSURANCE-MULTI-LINE — 0.1%
ING Groep NV Bonds 5.78% due 12/08/15(3)(9)	1,000,000	730,000

MACHINERY-CONSTRUCTION & MINING — 0.1%
Atlas Copco AB Bonds 5.60% due 05/22/17*	900,000	932,899

OIL COMPANIES-EXPLORATION & PRODUCTION — 0.1%
Ras Laffan Liquefied Natural Gas Co., Ltd. III Company Guar. Senior Notes 5.83% due 09/30/16*	530,000	561,811

OIL COMPANIES-INTEGRATED — 0.4%
Husky Energy, Inc. Senior Notes 5.90% due 06/15/14	500,000	543,171
Husky Energy, Inc. Senior Notes 7.25% due 12/15/19	512,000	591,872
Petro-Canada Senior Notes 6.05% due 05/15/18	1,075,000	1,144,756
Petroleos Mexicanos Company Guar. Notes 8.00% due 05/03/19	491,000	563,422

		2,843,221

SOVEREIGN AGENCY — 0.1%
MDC-GMTN B.V. Company Guar. Notes 7.63% due 05/06/19*	836,000	930,513

SPECIAL PURPOSE ENTITIES — 0.3%
ADCB Finance Cayman, Ltd. Notes 4.75% due 10/08/14*(2)(8)	1,096,000	1,094,105
MUFG Capital Finance 1, Ltd. Bonds 6.35% due 07/25/16(3)(9)	344,000	317,805
UFJ Finance Aruba AEC Bank Guar. Bonds 6.75% due 07/15/13	725,000	803,268

		2,215,178

STEEL-PRODUCERS — 0.1%
ArcelorMittal Senior Notes 6.13% due 06/01/18	1,092,000	1,078,569

SUPRANATIONAL — 0.1%
Asian Development Bank Notes 2.75% due 05/21/14	620,000	627,446

TELEPHONE-INTEGRATED — 0.2%
Q-Tel International Finance, Ltd. Company Guar. Notes 7.88% due 06/10/19*	611,000	689,071
Telecom Italia Capital SA Company Guar. Notes 5.25% due 11/15/13	343,000	360,909
Telefonica Europe BV Company Guar. Bonds 7.75% due 09/15/10	263,000	277,752

		1,327,732

TOTAL FOREIGN CORPORATE BONDS & NOTES (cost $27,722,045)		28,308,254

Foreign Government Agencies — 0.1%

SOVEREIGN — 0.1%
AID-Egypt U.S. Govt. Guar. Notes 4.45% due 09/15/15	785,000	836,758
Republic of Peru Notes 7.35% due 07/21/25	102,000	117,045

TOTAL FOREIGN GOVERNMENT AGENCIES (cost $889,144)		953,803

Municipal Bonds & Notes — 0.7%

California Educational Facilities Authority 5.00% due 03/15/39	415,000	471,464
California State Build America General Obligations Bonds 7.50% due 04/01/34	245,000	252,551
California State Build America General Obligation Bonds 7.55% due 04/01/39	680,000	706,473
Massachusetts Health & Educational Facilities Authority 5.50% due 06/01/30	465,000	547,714
Massachusetts Health & Educational Facilities Authority 5.50% due 07/01/32	1,380,000	1,681,792
Metropolitan Transportation Authority 7.34% due 11/15/39	695,000	836,606
New Jersey State Turnpike Authority Revenue Bonds 7.41% due 01/01/40	675,000	805,282

TOTAL MUNICIPAL BONDS & NOTES (cost $5,026,522)		5,301,882

U.S. Government Agencies — 15.6%

FEDERAL HOME LOAN MTG. CORP. — 4.4%
4.50% due 08/01/18	546,116	578,971
4.50% due 11/01/18	826,637	876,369
4.50% due 01/01/19	220,883	234,171

4.50% due 03/01/19	67,561	71,568
4.50% due 08/01/19	37,601	39,722
4.50% due 02/01/20	65,595	69,294
4.50% due 08/01/24	2,235,013	2,324,775
4.50% due 04/01/35	590,472	600,146
4.50% due 06/01/39	2,813,518	2,847,414
4.63% due 10/25/12	2,500,000	2,722,155
5.00% due 03/01/18	353,740	378,780
5.00% due 05/01/18	152,677	163,484
5.00% due 09/01/18	232,953	249,443
5.00% due 02/01/19	584,512	624,061
5.00% due 09/01/33	1,110,002	1,155,072
5.00% due 11/01/33	749,862	780,309
5.00% due 03/01/34	355,046	369,130
5.00% due 04/01/34	201,951	209,962
5.00% due 08/01/35	740,194	768,976
5.00% due 10/01/35	1,740,568	1,808,250
5.00% due 11/01/35	1,603,984	1,666,355
5.50% due 01/01/19	377,022	404,941
5.50% due 04/01/19	29,915	32,261
5.50% due 06/01/19	21,014	22,570
5.50% due 07/01/19	162,529	174,564
5.50% due 10/01/24	284,104	302,730
5.50% due 06/01/25	452,382	481,551
5.50% due 07/01/25	225,312	239,839
5.50% due 08/01/25	357,633	380,692
5.50% due 09/01/25	219,762	233,932
5.50% due 05/01/33	298,193	315,483
5.50% due 12/01/33	288,204	304,915
5.50% due 01/01/34	1,006,668	1,065,040
5.50% due 04/01/34	136,296	144,092
5.50% due 11/01/34	81,523	86,187
5.50% due 05/01/35	75,205	79,437
5.50% due 09/01/35	187,107	197,634
5.50% due 10/01/35	600,810	634,615
6.00% due 04/01/16	40,578	43,799
6.00% due 04/01/17	89,401	96,441
6.00% due 07/01/17	45,991	49,612
6.00% due 10/01/17	66,019	71,217
6.00% due 08/01/19	239,041	257,191
6.00% due 09/01/19	54,464	58,600
6.00% due 11/01/19	83,105	89,467
6.00% due 05/01/21	103,478	111,011
6.00% due 10/01/21	259,813	278,727
6.00% due 02/01/23	394,052	425,493
6.00% due 12/01/25	141,333	151,962
6.00% due 02/01/26	143,135	153,899
6.00% due 04/01/34	88,604	94,811
6.00% due 07/01/34	564,982	604,562
6.00% due 08/01/34	1,264,145	1,352,704
6.00% due 09/01/34	138,239	147,923
6.00% due 07/01/35	245,258	261,749
6.00% due 08/01/35	219,547	234,310
6.00% due 11/01/35	558,767	596,339
6.00% due 03/01/36	215,656	229,820
6.00% due 07/01/36	164,706	175,524
6.00% due 10/01/36	507,083	542,606
6.00% due 01/01/37	376,597	401,331
6.00% due 03/01/37	594,532	633,208
6.00% due 05/01/37	693,406	738,514
6.00% due 06/01/37	638,513	680,051
6.50% due 05/01/34	72,201	77,877
6.50% due 06/01/34	96,608	104,202
6.50% due 08/01/34	479,948	517,677
6.50% due 10/01/34	246,286	266,570
6.50% due 11/01/34	8,954	9,658
6.50% due 05/01/37	204,057	219,098
6.50% due 07/01/37	415,445	446,068
6.50% due 02/01/38	311,805	334,788

		34,095,699

FEDERAL NATIONAL MTG. ASSOC. — 9.2%
4.01% due 08/01/13	81,355	84,538
4.02% due 08/01/13	228,517	237,805
4.50% due 04/01/18	398,101	421,927
4.50% due 06/01/18	525,078	556,504
4.50% due 07/01/18	188,353	199,626
4.50% due 03/01/19	245,866	259,582
4.50% due 04/01/20	482,973	509,916
4.50% due 05/01/20	135,764	142,702
4.50% due 07/01/20	144,239	152,286
4.50% due 08/01/33	1,240,873	1,266,292
4.50% due 02/01/35	343,296	349,685
4.50% due 09/01/35	372,897	379,371
4.58% due 05/01/14	451,309	476,392
4.63% due 04/01/14	201,652	213,035
4.67% due 04/01/13	48,986	51,773
4.82% due 12/01/12	620,281	654,811
4.84% due 08/01/14	545,463	579,698
4.87% due 02/01/14	309,701	328,296
4.88% due 03/01/20	146,925	155,428
4.94% due 08/01/15	200,000	210,637
5.00% due 02/01/18	1,528,514	1,632,600
5.00% due 11/01/18	591,986	631,939
5.00% due 07/01/19	234,070	249,283
5.00% due 11/01/19	330,201	351,661
5.00% due 03/01/20	131,601	139,825
5.00% due 07/01/20	190,071	201,949
5.00% due 08/01/20	87,667	93,146
5.00% due 11/01/33	506,305	526,942
5.00% due 03/01/34	653,142	679,630
5.00% due 05/01/34	195,956	203,790
5.00% due 08/01/34	228,294	237,421
5.00% due 09/01/34	583,576	606,906
5.00% due 12/01/34	154,993	161,189
5.00% due 01/01/35	488,825	508,367
5.00% due 06/01/35	1,319,199	1,371,113
5.00% due 07/01/35	1,876,768	1,950,626
5.00% due 08/01/35	419,060	435,551
5.00% due 08/01/36	455,344	473,264
5.00% due 03/01/38	2,168,900	2,251,759
5.00% due 05/01/38	2,078,213	2,157,608
5.00% due 07/01/39	733,780	761,740
5.00% due 10/01/39	558,354	579,629
5.27% due 12/01/16	330,000	356,732
5.37% due 02/01/13	285,927	308,177
5.37% due 05/01/18	510,000	554,604
5.50% due 11/01/17	335,026	360,778

5.50% due 01/01/18	482,162	519,223
5.50% due 02/01/18	307,491	330,741
5.50% due 07/01/19	368,203	395,124
5.50% due 08/01/19	91,705	98,410
5.50% due 09/01/19	386,027	414,250
5.50% due 01/01/21	273,418	292,298
5.50% due 03/01/21	91,287	97,334
5.50% due 05/01/22	144,937	154,289
5.50% due 02/01/33	566,691	599,551
5.50% due 06/01/33	769,813	814,451
5.50% due 07/01/33	3,081,592	3,260,278
5.50% due 11/01/33	889,433	941,007
5.50% due 12/01/33	163,862	173,363
5.50% due 01/01/34	541,769	573,184
5.50% due 02/01/34	1,160,353	1,227,385
5.50% due 03/01/34	101,228	107,052
5.50% due 04/01/34	262,087	277,038
5.50% due 05/01/34	1,039,383	1,098,677
5.50% due 06/01/34	66,685	70,489
5.50% due 07/01/34	1,466,104	1,549,741
5.50% due 09/01/34	2,211,904	2,338,087
5.50% due 10/01/34	2,847,119	3,009,541
5.50% due 11/01/34	3,006,827	3,178,358
5.50% due 12/01/34	1,211,338	1,280,442
5.50% due 01/01/35	1,554,136	1,646,577
5.50% due 04/01/35	226,100	238,822
5.50% due 09/01/35	801,254	846,338
5.50% due 06/01/36	431,543	455,083
5.50% due 03/01/37	303,692	320,257
6.00% due 01/01/17	340,230	367,551
6.00% due 08/01/17	212,167	229,138
6.00% due 03/01/18	60,220	65,037
6.00% due 11/01/18	511,123	552,167
6.00% due 01/01/21	135,412	145,355
6.00% due 05/01/21	67,049	71,972
6.00% due 07/01/21	278,272	298,705
6.00% due 11/01/25	140,089	150,586
6.00% due 04/01/34	816,872	874,097
6.00% due 05/01/34	587,647	628,814
6.00% due 06/01/34	1,639,994	1,754,881
6.00% due 07/01/34	964,123	1,031,663
6.00% due 08/01/34	883,721	945,629
6.00% due 10/01/34	1,055,954	1,130,034
6.00% due 11/01/34	116,731	124,908
6.00% due 12/01/34	58,457	62,552
6.00% due 08/01/35	212,978	227,232
6.00% due 09/01/35	539,383	581,558
6.00% due 10/01/35	357,695	381,635
6.00% due 11/01/35	170,409	181,814
6.00% due 12/01/35	1,085,223	1,157,856
6.00% due 02/01/36	801,064	854,678
6.00% due 03/01/36	140,754	149,955
6.00% due 04/01/36	339,023	361,183
6.00% due 06/01/36	289,304	308,526
6.00% due 12/01/36	304,902	324,832
6.00% due 03/01/37	363,246	386,649
6.00% due 07/01/37	546,978	582,218
6.33% due 03/01/11	119,613	126,004
6.50% due 06/01/31	216,277	234,495
6.50% due 07/01/31	73,768	79,981
6.50% due 09/01/31	248,629	269,572
6.50% due 02/01/32	176,911	191,814
6.50% due 07/01/32	545,972	592,071
6.50% due 08/01/32	420,859	456,047
6.50% due 01/01/33	266,957	289,277
6.50% due 04/01/34	61,128	65,990
6.50% due 06/01/34	104,234	112,525
6.50% due 08/01/34	352,187	380,202
6.50% due 05/01/36	262,555	282,415
6.50% due 01/01/37	180,923	194,609
6.50% due 02/01/37	1,162,345	1,249,553
6.50% due 05/01/37	484,775	521,141
6.50% due 07/01/37	413,523	444,544
7.50% due 02/01/30	32,153	36,383
7.50% due 03/01/31	93,005	105,355
7.50% due 01/01/32	68,419	77,504

		70,964,630

GOVERNMENT NATIONAL MTG. ASSOC. — 1.6%
4.50% due 07/20/33	60,658	61,839
4.50% due 09/20/33	388,062	395,618
4.50% due 12/20/34	209,789	213,558
5.00% due 07/20/33	89,318	93,413
5.00% due 06/15/34	369,827	386,824
5.00% due 10/15/34	187,151	195,708
5.00% due 05/15/39	2,223,264	2,315,413
5.00% due 09/15/39	2,646,867	2,756,107
5.50% due 11/15/32	345,371	367,113
5.50% due 05/15/33	2,001,826	2,127,221
5.50% due 08/15/33	156,442	166,242
5.50% due 12/15/33	479,428	509,444
5.50% due 09/15/34	198,489	210,798
5.50% due 10/15/35	27,995	29,679
6.00% due 09/15/32	445,639	478,168
6.00% due 04/15/33	399,034	427,912
6.00% due 02/15/34	233,829	250,166
6.00% due 07/15/34	198,171	212,018
6.00% due 09/15/34	208,965	223,566
6.00% due 01/20/35	104,050	111,126
6.00% due 02/20/35	148,899	159,025
6.00% due 04/20/35	82,349	87,949
6.00% due 01/15/38	741,294	788,456

		12,567,363

SMALL BUSINESS ADMINISTRATION — 0.4%
Small Business Administration Series 2003-20G, Class 1
4.35% due 07/01/23	107,880	112,565
Small Business Administration Series 2004-20D, Class 1
4.77% due 04/01/24	295,978	311,549
Small Business Administration Series 2005-20C, Class 1
4.95% due 03/01/25	723,188	767,308
Small Business Administration Series 2004-20I, Class 1 4.99% due 09/01/24	438,641	463,365

Small Business Administration Series 2004-20E, Class 1
5.18% due 05/01/24	495,228	526,076
Small Business Administration Series 2004-20F, Class 1
5.52% due 06/01/24	788,554	842,583

		3,023,446

TOTAL U.S. GOVERNMENT AGENCIES (cost $114,753,968)		120,651,138

U.S. Government Treasuries — 9.0%

UNITED STATES TREASURY BONDS — 1.9%
1.63% due 01/15/15	2,949,979	3,050,231
5.00% due 05/15/37	2,886,000	3,249,907
5.25% due 02/15/29	739,000	840,497
5.38% due 02/15/31	3,686,000	4,283,246
6.00% due 02/15/26	1,143,000	1,398,210
6.25% due 08/15/23	611,000	757,736
6.75% due 08/15/26	377,000	496,815
8.00% due 11/15/21	318,000	448,032

		14,524,674

UNITED STATES TREASURY NOTES — 7.1%
0.88% due 02/28/11	5,516,000	5,541,208
1.50% due 10/31/10	8,236,000	8,324,792
1.50% due 12/31/13	2,374,000	2,328,932
2.00% due 11/30/13	1,361,000	1,364,935
2.63% due 02/29/16	505,000	499,950
2.75% due 10/31/13	9,960,000	10,282,923
3.13% due 09/30/13	6,942,000	7,273,369
3.50% due 05/31/13	1,900,000	2,018,157
3.88% due 02/15/13	462,000	495,820
4.13% due 08/31/12	4,098,000	4,419,439
4.13% due 05/15/15	1,220,000	1,322,461
4.75% due 05/15/14	829,000	923,752
5.13% due 06/30/11	6,655,000	7,142,166
6.50% due 02/15/10	728,000	741,195
8.50% due 02/15/20	1,341,000	1,915,954

		54,595,053

TOTAL U.S. GOVERNMENT TREASURIES (cost $67,465,105)		69,119,727

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $747,417,056)		766,809,808

Repurchase Agreement — 0.0%

Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 10/30/09, to be repurchased 11/02/09 in the amount of $320,000 and collateralized by $315,000 of Federal Home Loan Bank Bonds, bearing interest at 4.38% due 09/17/10 and having approximate value of $327,474 (cost $320,000)	320,000	320,000

TOTAL INVESTMENTS (cost $747,737,056)(11)	99.4%	767,129,808
Other assets less liabilities	0.6	4,693,749

NET ASSETS	100.0%	$771,823,557

†	Non-income producing security

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2009, the aggregate value of these securities was $26,712,099 representing 3.5% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	Commercial Mortgage Backed Security

(2)	Illiquid security. At October 31, 2009, the aggregate value of these securities was $7,907,138, representing 1.0% of net assets.

(3)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of October 31, 2009.

(4)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.

(5)	Variable Rate Security — the rate reflected is as of October 31, 2009, maturity date reflects the stated maturity date.

(6)	Interest Only

(7)	Collateralized Mortgage Obligation

(8)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of October 31, 2009, the MFS Total Return Portfolio held the following restricted securities:

		Principal			Market
	Acquisition	Amount/	Acquisition	Market	Value	% of
Name	Date	Shares	Cost	Value	Per Share	Net Assets

Achmea Hypotheekbank NV
3.20% due 11/03/14	10/26/09	$570,000	$569,715	$574,836	100.85	0.07%

ADCB Finance Cayman, Ltd.
4.75% due 10/08/14	10/01/09	1,096,000	1,091,572	1,094,105	99.83	0.14

Bayview Financial Revolving Mtg. Loan Trust
1.04% due 12/28/40	03/01/06	850,000	850,000	358,785	42.21	0.05

Capital Trust Re CDO, Ltd.
5.16% due 06/25/35	04/07/06	1,000,000	962,695	700,000	70.00	0.09

Commonwealth Bank of Australia
5.00% due 10/15/19	10/08/09	460,000	457,461	458,419	99.66	0.06

Nomura Asset Securities Corp.
9.76% due 04/04/27	07/16/07	1,231,904	1,228,784	1,276,310	103.60	0.17

PSEG Power LLC
5.32% due 09/15/16	10/14/09	414,000	429,505	426,267	102.96	0.06

Spirit Master Funding LLC
5.05% due 07/20/23	10/04/05	718,554	710,041	528,841	73.60	0.07

System Energy Resources, Inc.
5.13% due 01/15/14	04/16/04	260,977	260,977	259,456	99.42	0.03

				5,102,183		0.74%

(9)	Perpetual maturity — maturity date reflects the next call date.

(10)	Variable Rate Security — the rate reflected is as of October 31, 2009, maturity date reflects next reset date.

(11)	See Note 4 for cost of investments on a tax basis.

(12)	Security was valued using fair value procedures at October 31, 2009. The aggregate value of these securities was $29,316,402 representing 3.8% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.

ADR	— American Depository Receipt
The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2009 (see Note 1):

				Level 3-Signifcant
	Level 1 - Unadjusted	Level 2- Other		Unobservable
	Quoted Prices	Observable Inputs		Inputs	Total

Long-Term Investment Securities:
Common Stock
Oil Companies-Integrated	$38,920,554	$—		$—	$38,920,554
Other Industries*	393,346,888	29,316,402	@	—	422,663,290
Asset Backed Securities	—	18,572,792		1,587,626	20,160,418
U.S. Corporate Bonds & Notes	—	60,730,742		—	60,730,742
Foreign Corporate Bonds & Notes	—	28,308,254		—	28,308,254
Foreign Government Agencies	—	953,803		—	953,803
Municipal Bonds & Notes	—	5,301,882		—	5,301,882
U.S. Government Agencies	—	120,651,138		—	120,651,138
U.S. Government Treasuries	69,119,727	—		—	69,119,727
Repurchase Agreement	—	320,000		—	320,000

Total	$501,387,169	$264,155,013		$1,587,626	$767,129,808

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.

@	Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these investment securities were classified as Level 2 instead of Level 1. (See Note 1)
The following is a reconciliation of Level 3 assets which significant unobeservable inputs were used to determine fair value:

Asset Backed
Securities
Balance as of 1/31/2009	$1,027,000
Accrued discounts/premiums	—
Realized gain(loss)	457
Change in unrealized appreciation(depreciation)	(16,158)
Net purchases(sales)	(35,454)
Transfers in and/or out of Level 3	611,781

Balance as of 10/31/2009	$1,587,626

See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
TELECOM UTILITY PORTFOLIO
Portfolio of Investments — October 31, 2009
(unaudited)

	Shares/ Principal Amount	Market Value (Note 1)
Common Stock — 88.1%

CABLE/SATELLITE TV — 3.2%
Comcast Corp., Special Class A	31,800	$445,836
The DIRECTV Group, Inc.†	4,300	113,090
Time Warner Cable, Inc.	15,342	605,088

		1,164,014

CELLULAR TELECOM — 13.1%
America Movil SAB de CV, Series L ADR	8,190	361,425
Cellcom Israel, Ltd.	34,660	1,042,919
China Unicom Hong Kong, Ltd. ADR	6,700	84,755
MetroPCS Communications, Inc.†	29,400	183,162
Mobile Telesystems OJSC ADR	6,470	293,091
MTN Group, Ltd. (2)	19,290	289,553
NII Holdings, Inc.†	5,590	150,539
Partner Communications ADR	4,800	90,480
Rogers Communications, Inc., Class B Class B	21,060	617,952
Vimpel-Communications ADR	8,600	154,198
Vivo Participacoes SA ADR	18,725	454,081
Vodacom Group, Ltd.†(2)	2,566	17,825
Vodafone Group PLC(2)	433,128	958,291

		4,698,271

COAL — 0.1%
CONSOL Energy, Inc.	1,200	51,372

ELECTRIC-GENERATION — 3.7%
The AES Corp.†*	95,390	1,246,748
Tractebel Energia SA	6,000	71,185

		1,317,933

ELECTRIC-INTEGRATED — 29.0%
Allegheny Energy, Inc.	25,300	577,346
American Electric Power Co., Inc.	25,250	763,055
Cia Paranaense de Energia-Copel ADR	5,200	91,520
CMS Energy Corp.	84,190	1,119,727
Constellation Energy Group, Inc.	18,970	586,552
CPFL Energia SA	1,100	18,983
Dominion Resources, Inc.	9,200	313,628
DPL, Inc.	25,320	641,609
DTE Energy Co.	3,700	136,826
E.ON AG(2)	25,943	991,637
Entergy Corp.	3,300	253,176
FirstEnergy Corp.	13,900	601,592
GDF Suez(2)	13,410	561,225
Northeast Utilities	20,490	472,294
OGE Energy Corp.	10,800	358,776
PG&E Corp.	10,600	433,434
PPL Corp.	34,500	1,015,680
Public Service Enterprise Group, Inc.	28,320	843,936
RWE AG(2)	2,200	192,638
Wisconsin Energy Corp.	10,400	454,168

		10,427,802

ELECTRIC-TRANSMISSION — 3.2%
National Grid PLC(2)	44,000	437,494
Red Electrica Corp. SA(2)	14,109	729,661

		1,167,155

ENERGY-ALTERNATE SOURCES — 0.2%
Covanta Holding Corp.†* (3)	4,200	72,156

GAS-DISTRIBUTION — 5.4%
CenterPoint Energy, Inc.	10,000	126,000
Enagas(2)	13,832	284,757
NiSource, Inc.	23,900	308,788
Sempra Energy	23,710	1,219,880

		1,939,425

INDEPENDENT POWER PRODUCERS — 3.4%
Calpine Corp.†	1,700	19,108
NRG Energy, Inc.†	52,379	1,204,193

		1,223,301

OIL COMPANIES-EXPLORATION & PRODUCTION — 7.9%
Apache Corp.	800	75,296
EQT Corp.	32,610	1,365,054
Questar Corp.	35,120	1,399,181
Whiting Petroleum Corp.†	300	16,920

		2,856,451

OIL-FIELD SERVICES — 0.5%
Weatherford International, Ltd.†	10,100	177,053

PIPELINES — 5.0%
El Paso Corp.	67,460	661,783
ONEOK, Inc.	5,400	195,534
Spectra Energy Corp.	5,550	106,116
The Williams Cos., Inc.	44,430	837,505

		1,800,938

TELECOM SERVICES — 2.6%
Virgin Media, Inc.* (3)	65,700	917,829

TELEPHONE-INTEGRATED — 9.6%
AT&T, Inc.	34,322	881,046
CenturyTel, Inc.	17,200	558,312
Frontier Communications Corp.	28,700	205,779
Koninklijke KPN NV(2)	33,050	599,193
Philippine Long Distance Telephone Co.(2)	1,500	80,914
Philippine Long Distance Telephone Co. ADR	3,000	159,900
Tele Norte Leste Participacoes SA	5,000	95,300
Telefonica SA(2)	12,246	341,809
Windstream Corp.	55,700	536,948

		3,459,201

WATER — 0.3%
Companhia de Saneamento de Minas Gerais	3,100	55,345
Suez Environnement SA(2)	1,700	37,828

		93,173

WIRELESS EQUIPMENT — 0.9%
American Tower Corp., Class A†	7,800	287,196
Crown Castle International Corp.†	1,200	36,264

		323,460

TOTAL COMMON STOCK (cost $33,411,078)		31,689,534

Preferred Stock — 5.8%

ELECTRIC-DISTRIBUTION — 1.9%
Eletropaulo Metropolitana SA	35,820	669,998

ELECTRIC-GENERATION — 1.3%
AES Tiete SA	42,900	483,404

ELECTRIC-INTEGRATED — 1.7%
Companhia Paranaense de Energia	4,100	71,336
FPL Group, Inc.	6,800	331,500
Great Plains Energy, Inc.	3,210	197,993

		600,829

PIPELINES — 0.9%
El Paso Corp.	370	323,288

TOTAL PREFERRED STOCK (cost $1,979,945)		2,077,519

Convertible Bonds & Notes — 1.9%

ENERGY-ALTERNATE SOURCES — 0.8%
Covanta Holding Corp. Senior Notes 3.25% due 06/01/14*	$242,550	271,656

TELECOM SERVICES — 1.1%
Virgin Media, Inc. Senior Notes 6.50% due 11/15/16*	389,000	411,368

TOTAL CONVERTIBLE BONDS & NOTES (cost $459,604)		683,024

U.S. Corporate Bonds & Notes — 0.9%

CABLE/SATELLITE TV — 0.2%
CSC Holdings, Inc. Senior Notes 8.63% due 02/15/19*(3)	70,000	74,724

COAL — 0.1%
Arch Coal, Inc. Senior Notes 8.75% due 08/01/16*	50,000	51,250

ELECTRIC-GENERATION — 0.6%
AES Corp. Senior Notes 9.75% due 04/15/16*	200,000	218,000

TOTAL U.S. CORPORATE BONDS & NOTES (cost $304,202)		343,974

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $36,154,829)		34,794,051

Short-Term Investment Securities — 3.1%

COMMERCIAL PAPER — 3.1%
Toyota Motor Credit 0.09% due 11/02/09* (cost $1,114,997)	1,115,000	1,114,997

TOTAL INVESTMENTS (cost $37,269,826) (1)	99.8%	35,909,048
Other assets less liabilities	0.2	77,398

NET ASSETS	100.0%	$35,986,446

†	Non-income producing security

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2009, the aggregate value of these securities was $2,141,996 representing 6.0% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	See Note 4 for cost of investments on a tax basis.

(2)	Security was valued using fair value procedures at October 31, 2009. The aggregate value of these securities was $5,522,825 representing 15.3% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.

(3)	Illiquid Security. At October 31, 2009, the aggregate value of these securities was $1,264,210 representing 3.5% of net assets.

ADR	American Depository Receipt
Open Forward Foreign Currency Contracts

						Gross
	Contract to		In Exchange		Delivery	Unrealized
	Deliver		For		Date	Depreciation

*	USD	93,070	EUR	63,128	12/16/2009	$(179)
	USD	814,106	EUR	552,916	1/13/2010	(600)
*	EUR	1,970,971	USD	2,884,164	12/16/2009	(16,067)
	GBP	477,081	USD	758,320	1/13/2010	(24,378)

Net Unrealized Depreciation						$(41,224)

*	Represents partially offsetting forward foreign currency contracts, that to the extent they are offset, do not have additional market risk, but have continued counterparty settlement risk.

GBP — British Pound EUR — Euro Dollar USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2009 (see Note 1):

				Level 3-Signifcant
	Level 1 - Unadjusted	Level 2- Other		Unobservable
	Quoted Prices	Observable Inputs		Inputs	Total

Long-Term Investment Securities:
Common Stock:
Cellular Telecom	$3,432,602	$1,265,669	@	$—	$4,698,271
Electric-Intergrated	8,682,302	1,745,500	@	—	10,427,802
Gas-Distribution	1,654,668	284,757	@	—	1,939,425
Oil Companies — Exploration & Production	2,856,451	—		—	2,856,451
Pipelines	1,800,938	—		—	1,800,938
Telephone-Intergrated	2,437,285	1,021,916	@	—	3,459,201
Other Industries*	5,302,463	1,204,983	@	—	6,507,446
Preferred Stock	1,754,231	323,288		—	2,077,519
Convertible Bonds & Notes	—	683,024		—	683,024
U.S. Corporate Bonds & Notes	—	343,974		—	343,974
Short Term Investment Securities:
Commercial Paper	—	1,114,997		—	1,114,997
Other Financial Instruments:+
Forward Foreign Currency Contracts Depreciation	—	(41,224)		—	(41,224)

Total	$27,920,940	$7,946,884		$—	$35,867,824

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.

+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as future, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

@	Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these investment securities were classified as Level 2 instead of Level 1. (See Note 1)
See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
EQUITY INDEX PORTFOLIO
Portfolio of Investments — October 31, 2009
(unaudited)

Common Stock — 92.8%	Shares/ Principal Amount	Market Value (Note 1)

ADVERTISING AGENCIES — 0.1%
Interpublic Group of Cos., Inc.†	1,065	$6,411
Omnicom Group, Inc.	466	15,975

		22,386

AEROSPACE/DEFENSE — 1.2%
Boeing Co.	1,361	65,056
General Dynamics Corp.	682	42,761
Lockheed Martin Corp.	618	42,512
Northrop Grumman Corp.	410	20,553
Raytheon Co.	513	23,229
Rockwell Collins, Inc.	362	18,238

		212,349

AEROSPACE/DEFENSE-EQUIPMENT — 0.6%
Goodrich Corp.	295	16,033
United Technologies Corp.	1,506	92,544

		108,577

AGRICULTURAL CHEMICALS — 0.4%
CF Industries Holdings, Inc.	68	5,661
Monsanto Co.	960	64,493

		70,154

AGRICULTURAL OPERATIONS — 0.2%
Archer-Daniels-Midland Co.	1,177	35,451

AIRLINES — 0.1%
Southwest Airlines Co.	1,575	13,230

APPAREL MANUFACTURERS — 0.2%
Coach, Inc.	487	16,056
Polo Ralph Lauren Corp.	132	9,824
VF Corp.	202	14,350

		40,230

APPLIANCES — 0.0%
Whirlpool Corp.	71	5,083

APPLICATIONS SOFTWARE — 2.5%
Citrix Systems, Inc.†	415	15,255
Intuit, Inc.†	491	14,273
Microsoft Corp.	13,624	377,794
Red Hat, Inc.†	160	4,130
Salesforce.com, Inc.†	235	13,336

		424,788

ATHLETIC FOOTWEAR — 0.2%
NIKE, Inc., Class B	688	42,780

AUTO-CARS/LIGHT TRUCKS — 0.2%
Ford Motor Co.†	5,359	37,513

AUTO-HEAVY DUTY TRUCKS — 0.2%
PACCAR, Inc.	758	28,357

AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL — 0.1%
Johnson Controls, Inc.	948	22,676

BANKS-COMMERCIAL — 0.4%
BB&T Corp.	1,283	30,677
First Horizon National Corp.†	518	6,128
M&T Bank Corp.	174	10,936
Marshall & Ilsley Corp.	609	3,240
Regions Financial Corp.	2,178	10,541
Zions Bancorporation	272	3,851

		65,373

BANKS-FIDUCIARY — 0.7%
Northern Trust Corp.	450	22,613
State Street Corp.	936	39,293
The Bank of New York Mellon Corp.	2,096	55,879

		117,785

BANKS-SUPER REGIONAL — 2.4%
Capital One Financial Corp.	806	29,499
Comerica, Inc.	340	9,435
Fifth Third Bancorp	1,240	11,086
Huntington Bancshares, Inc.	860	3,277
KeyCorp	1,469	7,918
PNC Financial Services Group, Inc.	705	34,503
SunTrust Banks, Inc.	794	15,173
US Bancorp	3,556	82,570
Wells Fargo & Co.	8,210	225,939

		419,400

BEVERAGES-NON-ALCOHOLIC — 2.4%
Coca-Cola Enterprises, Inc.	649	12,376
Dr Pepper Snapple Group, Inc.†	406	11,068
Pepsi Bottling Group, Inc.	305	11,419
PepsiCo, Inc.	2,737	165,725
The Coca-Cola Co.	3,966	211,428

		412,016

BEVERAGES-WINE/SPIRITS — 0.1%
Brown-Forman Corp., Class B	117	5,711
Constellation Brands, Inc., Class A†	521	8,242

		13,953

BREWERY — 0.1%
Molson Coors Brewing Co., Class B	335	16,405

BUILDING PRODUCTS-WOOD — 0.0%
Masco Corp.	655	7,696

BUILDING-RESIDENTIAL/COMMERCIAL — 0.1%
D.R. Horton, Inc.	647	7,091
KB Home	186	2,637
Lennar Corp., Class A	303	3,818
Pulte Homes, Inc.	774	6,974

		20,520

CABLE/SATELLITE TV — 0.7%
Comcast Corp., Class A	5,044	73,138
The DIRECTV Group, Inc.†	839	22,066
Time Warner Cable, Inc.	569	22,441

		117,645

CASINO HOTELS — 0.0%
Wynn Resorts, Ltd.†	120	6,506

CASINO SERVICES — 0.0%
International Game Technology	293	5,227

CHEMICALS-DIVERSIFIED — 0.7%
E.I. du Pont de Nemours & Co.	1,514	48,175
PPG Industries, Inc.	371	20,936
The Dow Chemical Co.	1,985	46,608

		115,719

CHEMICALS-SPECIALTY — 0.2%
Eastman Chemical Co.	172	9,032
Ecolab, Inc.	397	17,452
Sigma-Aldrich Corp.	300	15,579

		42,063

COAL — 0.2%
CONSOL Energy, Inc.	241	10,317
Massey Energy Co.	192	5,585
Peabody Energy Corp.	447	17,697

		33,599

COATINGS/PAINT — 0.1%
The Sherwin-Williams Co.	232	13,233

COMMERCIAL SERVICES — 0.1%
Iron Mountain, Inc.†	272	6,645
Quanta Services, Inc.†	384	8,141

		14,786

COMMERCIAL SERVICES-FINANCE — 0.9%
Automatic Data Processing, Inc.	972	38,686
Equifax, Inc.	292	7,995
H&R Block, Inc.	704	12,911
Mastercard, Inc., Class A	156	34,167
Moody’s Corp.	423	10,017
Paychex, Inc.	724	20,569
The Western Union Co.	1,209	21,967
Total System Services, Inc.	475	7,586

		153,898

COMPUTER AIDED DESIGN — 0.1%
Autodesk, Inc.†	506	12,615

COMPUTER SERVICES — 0.3%
Affiliated Computer Services, Inc., Class A†	218	11,356
Cognizant Technology Solutions Corp., Class A†	588	22,726
Computer Sciences Corp.†	342	17,343

		51,425

COMPUTERS — 4.8%
Apple, Inc.†	1,575	296,888
Dell, Inc.†	3,178	46,049
Hewlett-Packard Co.	4,168	197,813
International Business Machines Corp.	2,304	277,885
Sun Microsystems, Inc.†	1,614	13,203

		831,838

COMPUTERS-INTEGRATED SYSTEMS — 0.1%
Teradata Corp.†	422	11,765

COMPUTERS-MEMORY DEVICES — 0.6%
EMC Corp.†	3,773	62,141
NetApp, Inc.†	702	18,989
SanDisk Corp.†	230	4,711
Western Digital Corp.†	440	14,819

		100,660

CONSUMER PRODUCTS-MISC. — 0.4%
Clorox Co.	312	18,480
Fortune Brands, Inc.	139	5,414
Kimberly-Clark Corp.	605	37,002

		60,896

CONTAINERS-METAL/GLASS — 0.1%
Ball Corp.	221	10,902
Owens-Illinois, Inc.†	294	9,373

		20,275

CONTAINERS-PAPER/PLASTIC — 0.1%
Pactiv Corp.†	341	7,874
Sealed Air Corp.	391	7,519

		15,393

COSMETICS & TOILETRIES — 2.3%
Avon Products, Inc.	675	21,634
Colgate-Palmolive Co.	934	73,440
The Estee Lauder Cos., Inc., Class A	247	10,498
The Procter & Gamble Co.	5,130	297,540

		403,112

CRUISE LINES — 0.1%
Carnival Corp.	746	21,724

DATA PROCESSING/MANAGEMENT — 0.1%
Fidelity National Information Services, Inc.	406	8,835
Fiserv, Inc.†	136	6,238

		15,073

DENTAL SUPPLIES & EQUIPMENT — 0.1%
DENTSPLY International, Inc.	320	10,547

DIALYSIS CENTERS — 0.0%
DaVita, Inc.†	153	8,114

DISPOSABLE MEDICAL PRODUCTS — 0.1%
C.R. Bard, Inc.	225	16,891

DISTRIBUTION/WHOLESALE — 0.2%
Fastenal Co.	277	9,557
Genuine Parts Co.	267	9,342
WW Grainger, Inc.	140	13,122

		32,021

DIVERSIFIED BANKING INSTITUTIONS — 4.8%
Bank of America Corp.	15,205	221,689
Citigroup, Inc.	22,920	93,743
JP Morgan Chase & Co.	6,911	288,672
Morgan Stanley	2,388	76,702
The Goldman Sachs Group, Inc.	875	148,899

		829,705

DIVERSIFIED MANUFACTURING OPERATIONS — 3.1%
3M Co.	1,202	88,431
Danaher Corp.	426	29,066
Dover Corp.	136	5,125
Eaton Corp.	356	21,520
General Electric Co.	18,417	262,626
Honeywell International, Inc.	1,312	47,088
Illinois Tool Works, Inc.	758	34,807
ITT Corp.	411	20,838
Leggett & Platt, Inc.	345	6,669
Parker Hannifin Corp.	167	8,844
Textron, Inc.	586	10,419

		535,433

DIVERSIFIED OPERATIONS — 0.1%
Leucadia National Corp.†	393	8,831

E-COMMERCE/PRODUCTS — 0.4%
Amazon.com, Inc.†	531	63,088

E-COMMERCE/SERVICES — 0.3%
eBay, Inc.†	1,873	41,712
Expedia, Inc.†	471	10,677

		52,389

ELECTRIC PRODUCTS-MISC. — 0.3%
Emerson Electric Co.	1,392	52,548
Molex, Inc.	286	5,340

		57,888

ELECTRIC-GENERATION — 0.1%
The AES Corp.†	1,020	13,331

ELECTRIC-INTEGRATED — 3.0%
Allegheny Energy, Inc.	362	8,261
Ameren Corp.	310	7,545
American Electric Power Co., Inc.	907	27,410
Consolidated Edison, Inc.	616	25,059
Constellation Energy Group, Inc.	419	12,955
Dominion Resources, Inc.	1,305	44,487
DTE Energy Co.	384	14,200
Duke Energy Corp.	2,195	34,725
Edison International	698	22,210
Entergy Corp.	433	33,220
Exelon Corp.	1,311	61,565
FirstEnergy Corp.	324	14,023
FPL Group, Inc.	815	40,017
Integrys Energy Group, Inc.	181	6,263
Pepco Holdings, Inc.	492	7,346
PG&E Corp.	416	17,010
PPL Corp.	842	24,788
Progress Energy, Inc.	589	22,105
Public Service Enterprise Group, Inc.	625	18,625
The Southern Co.	1,544	48,157
Wisconsin Energy Corp.	59	2,577
Xcel Energy, Inc.	972	18,332

		510,880

ELECTRONIC COMPONENTS-MISC. — 0.0%
Jabil Circuit, Inc.	521	6,971

ELECTRONIC COMPONENTS-SEMICONDUCTORS — 2.0%
Advanced Micro Devices, Inc.†	640	2,944
Altera Corp.	706	13,972
Broadcom Corp., Class A†	728	19,372
Intel Corp.	9,576	182,997
LSI Corp.†	1,500	7,680
MEMC Electronic Materials, Inc.†	514	6,384
Microchip Technology, Inc.	418	10,015
Micron Technology, Inc.†	1,717	11,659
NVIDIA Corp.†	1,252	14,974
Texas Instruments, Inc.	2,312	54,216
Xilinx, Inc.	656	14,268

		338,481

ELECTRONIC CONNECTORS — 0.1%
Amphenol Corp., Class A	379	15,205

ELECTRONIC FORMS — 0.2%
Adobe Systems, Inc.†	843	27,768

ELECTRONIC MEASUREMENT INSTRUMENTS — 0.1%
Agilent Technologies, Inc.†	768	19,000
FLIR Systems, Inc.†	118	3,282

		22,282

ELECTRONICS-MILITARY — 0.0%
L-3 Communications Holdings, Inc.	82	5,928

ENERGY-ALTERNATE SOURCES — 0.0%
First Solar, Inc.†	51	6,218

ENGINEERING/R&D SERVICES — 0.1%
Fluor Corp.	232	10,305
Jacobs Engineering Group, Inc.†	268	11,334

		21,639

ENGINES-INTERNAL COMBUSTION — 0.1%
Cummins, Inc.	436	18,774

ENTERPRISE SOFTWARE/SERVICE — 1.0%
BMC Software, Inc.†	432	16,053
CA, Inc.	881	18,431
Oracle Corp.	6,573	138,690

		173,174

ENTERTAINMENT SOFTWARE — 0.1%
Electronic Arts, Inc.†	719	13,115

FILTRATION/SEPARATION PRODUCTS — 0.1%
Pall Corp.	297	9,427

FINANCE-CONSUMER LOANS — 0.1%
SLM Corp.†	1,053	10,214

FINANCE-CREDIT CARD — 0.5%
American Express Co.	2,076	72,328
Discover Financial Services	1,128	15,950

		88,278

FINANCE-INVESTMENT BANKER/BROKER — 0.2%
E*TRADE Financial Corp.†	10	14
The Charles Schwab Corp.	1,617	28,039

		28,053

FINANCE-OTHER SERVICES — 0.4%
CME Group, Inc.	118	35,708
IntercontinentalExchange, Inc.†	162	16,231
NYSE Euronext	571	14,760
The NASDAQ OMX Group, Inc.†	291	5,256

		71,955

FOOD-CONFECTIONERY — 0.1%
The Hershey Co.	380	14,360
The J.M. Smucker Co.	155	8,173

		22,533

FOOD-DAIRY PRODUCTS — 0.0%
Dean Foods Co.†	270	4,922

FOOD-MEAT PRODUCTS — 0.0%
Tyson Foods, Inc., Class A	617	7,725

FOOD-MISC. — 1.2%
Campbell Soup Co.	505	16,034
ConAgra Foods, Inc.	1,028	21,588
General Mills, Inc.	445	29,334
H.J. Heinz Co.	617	24,828
Kellogg Co.	573	29,532
Kraft Foods, Inc., Class A	2,781	76,533

Sara Lee Corp.	1,299	14,666

		212,515

FOOD-RETAIL — 0.3%
Safeway, Inc.	603	13,465
SUPERVALU, Inc.	499	7,919
The Kroger Co.	1,371	31,712
Whole Foods Market, Inc.	137	4,392

		57,488

FOOD-WHOLESALE/DISTRIBUTION — 0.2%
Sysco Corp.	1,038	27,455

FORESTRY — 0.2%
Plum Creek Timber Co., Inc.	402	12,579
Weyerhaeuser Co.	371	13,482

		26,061

GAS-DISTRIBUTION — 0.2%
CenterPoint Energy, Inc.	839	10,571
NiSource, Inc.	628	8,114
Sempra Energy	399	20,529

		39,214

GOLD MINING — 0.2%
Newmont Mining Corp.	873	37,941

HAZARDOUS WASTE DISPOSAL — 0.0%
Stericycle, Inc.†	49	2,566

HOME DECORATION PRODUCTS — 0.1%
Newell Rubbermaid, Inc.	676	9,809

HOTELS/MOTELS — 0.1%
Marriott International, Inc., Class A	293	7,342
Starwood Hotels & Resorts Worldwide, Inc.	370	10,752
Wyndham Worldwide Corp.	354	6,036

		24,130

HUMAN RESOURCES — 0.1%
Monster Worldwide, Inc.†	316	4,588
Robert Half International, Inc.	387	8,979

		13,567

INDEPENDENT POWER PRODUCERS — 0.0%
Dynegy, Inc., Class A†	1,292	2,584

INDUSTRIAL AUTOMATED/ROBOTIC — 0.1%
Rockwell Automation, Inc.	262	10,729

INDUSTRIAL GASES — 0.4%
Air Products & Chemicals, Inc.	391	30,158
Praxair, Inc.	592	47,028

		77,186

INSTRUMENTS-SCIENTIFIC — 0.3%
PerkinElmer, Inc.	310	5,769
Thermo Fisher Scientific, Inc.†	717	32,265
Waters Corp.†	225	12,922

		50,956

INSURANCE BROKERS — 0.2%
AON Corp.	306	11,784
Marsh & McLennan Cos., Inc.	1,100	25,806

		37,590

INSURANCE-LIFE/HEALTH — 0.7%
Aflac, Inc.	905	37,548
Lincoln National Corp.	585	13,941
Principal Financial Group, Inc.	591	14,799
Prudential Financial, Inc.	814	36,817
Unum Group	582	11,611

		114,716

INSURANCE-MULTI-LINE — 0.9%
American International Group, Inc. (1)	236	7,934
Assurant, Inc.	255	7,632
Cincinnati Financial Corp.	1	25
Genworth Financial, Inc., Class A	898	9,537
Hartford Financial Services Group, Inc.	646	15,840
Loews Corp.	416	13,770
MetLife, Inc.	1,528	51,998
The Allstate Corp.	942	27,855
XL Capital, Ltd., Class A	785	12,882

		147,473

INSURANCE-PROPERTY/CASUALTY — 0.6%
Chubb Corp.	588	28,530
The Progressive Corp.†	1,044	16,704
The Travelers Cos., Inc.	1,047	52,130

		97,364

INTERNET INFRASTRUCTURE SOFTWARE — 0.0%
Akamai Technologies, Inc.†	380	8,360

INTERNET SECURITY — 0.3%
McAfee, Inc.†	328	13,737
Symantec Corp.†	1,460	25,667
VeriSign, Inc.†	439	10,013

		49,417

INVESTMENT MANAGEMENT/ADVISOR SERVICES — 0.6%
Ameriprise Financial, Inc.	523	18,133
Franklin Resources, Inc.	211	22,077
Invesco, Ltd.	876	18,527
Janus Capital Group, Inc.	420	5,510
Legg Mason, Inc.	332	9,665
T. Rowe Price Group, Inc.	555	27,045

		100,957

LINEN SUPPLY & RELATED ITEMS — 0.0%
Cintas Corp.	284	7,864

MACHINERY-CONSTRUCTION & MINING — 0.3%
Caterpillar, Inc.	1,091	60,070

MACHINERY-FARMING — 0.2%
Deere & Co.	775	35,301

MACHINERY-PUMPS — 0.1%
Flowserve Corp.	129	12,669

MEDICAL INFORMATION SYSTEMS — 0.0%
IMS Health, Inc.	427	6,999

MEDICAL INSTRUMENTS — 0.8%
Boston Scientific Corp.†	3,106	25,221
Intuitive Surgical, Inc.†	57	14,042
Medtronic, Inc.	1,946	69,472

St. Jude Medical, Inc.†	764	26,037

		134,772

MEDICAL LABS & TESTING SERVICES — 0.1%
Laboratory Corp. of America Holdings†	261	17,980
Quest Diagnostics, Inc.	136	7,607

		25,587

MEDICAL PRODUCTS — 2.5%
Baxter International, Inc.	956	51,681
Becton, Dickinson and Co.	523	35,752
CareFusion Corp.†	309	6,912
Hospira, Inc.†	360	16,071
Johnson & Johnson	4,844	286,038
Stryker Corp.	392	18,032
Varian Medical Systems, Inc.†	174	7,131
Zimmer Holdings, Inc.†	350	18,400

		440,017

MEDICAL-BIOMEDICAL/GENE — 1.6%
Amgen, Inc.†	1,678	90,159
Biogen Idec, Inc.†	623	26,247
Celgene Corp.†	850	43,393
Genzyme Corp.†	382	19,329
Gilead Sciences, Inc.†	1,593	67,782
Life Technologies Corp.†	372	17,547
Millipore Corp.†	103	6,902

		271,359

MEDICAL-DRUGS — 4.4%
Abbott Laboratories	2,683	135,679
Allergan, Inc.	460	25,875
Bristol-Myers Squibb Co.	3,186	69,455
Cephalon, Inc.†	132	7,204
Eli Lilly & Co.	1,680	57,137
Forest Laboratories, Inc.†	688	19,037
King Pharmaceuticals, Inc.†	592	5,997
Merck & Co., Inc.	3,706	114,627
Pfizer, Inc.	14,402	245,266
Schering-Plough Corp.	2,830	79,806

		760,083

MEDICAL-GENERIC DRUGS — 0.1%
Mylan, Inc.†	659	10,702
Watson Pharmaceuticals, Inc.†	246	8,467

		19,169

MEDICAL-HMO — 0.9%
Aetna, Inc.	687	17,883
CIGNA Corp.	590	16,426
Coventry Health Care, Inc.†	318	6,306
Humana, Inc.†	399	14,994
UnitedHealth Group, Inc.	1,910	49,564
WellPoint, Inc.†	924	43,206

		148,379

MEDICAL-WHOLESALE DRUG DISTRIBUTION — 0.3%
AmerisourceBergen Corp.	254	5,626
Cardinal Health, Inc.	618	17,514
McKesson Corp.	471	27,662

		50,802

METAL PROCESSORS & FABRICATION — 0.2%
Precision Castparts Corp.	279	26,653

METAL-ALUMINUM — 0.1%
Alcoa, Inc.	1,744	21,660

METAL-COPPER — 0.3%
Freeport-McMoRan Copper & Gold, Inc.	665	48,784

MOTORCYCLE/MOTOR SCOOTER — 0.1%
Harley-Davidson, Inc.	535	13,332

MULTIMEDIA — 1.4%
News Corp., Class A	3,811	43,903
The McGraw-Hill Cos., Inc.	389	11,195
The Walt Disney Co.	3,267	89,418
Time Warner, Inc.	2,267	68,282
Viacom, Inc., Class B†	1,066	29,411

		242,209

NETWORKING PRODUCTS — 1.5%
Cisco Systems, Inc.†	10,136	231,608
Juniper Networks, Inc.†	979	24,974

		256,582

NON-HAZARDOUS WASTE DISPOSAL — 0.3%
Republic Services, Inc.	690	17,878
Waste Management, Inc.	897	26,802

		44,680

OFFICE AUTOMATION & EQUIPMENT — 0.1%
Pitney Bowes, Inc.	349	8,551
Xerox Corp.	1,418	10,663

		19,214

OFFICE SUPPLIES & FORMS — 0.0%
Avery Dennison Corp.	236	8,413

OIL & GAS DRILLING — 0.2%
Diamond Offshore Drilling, Inc.	106	10,097
ENSCO International, Inc.	311	14,241
Nabors Industries, Ltd.†	662	13,789

		38,127

OIL COMPANIES-EXPLORATION & PRODUCTION — 2.8%
Anadarko Petroleum Corp.	809	49,292
Apache Corp.	624	58,731
Cabot Oil & Gas Corp.	216	8,310
Chesapeake Energy Corp.	1,117	27,366
Denbury Resources, Inc.†	495	7,227
Devon Energy Corp.	803	51,962
EOG Resources, Inc.	465	37,972
EQT Corp.	282	11,805
Noble Energy, Inc.	222	14,570
Occidental Petroleum Corp.	1,424	108,053
Pioneer Natural Resources Co.	270	11,100
Questar Corp.	225	8,964
Range Resources Corp.	358	17,918
Southwestern Energy Co.†	645	28,109
XTO Energy, Inc.	892	37,071

		478,450

OIL COMPANIES-INTEGRATED — 6.3%
Chevron Corp.	3,524	269,727
ConocoPhillips	2,606	130,769
Exxon Mobil Corp.	8,447	605,397
Hess Corp.	607	33,227
Marathon Oil Corp.	1,276	40,794
Murphy Oil Corp.	216	13,206

		1,093,120

OIL FIELD MACHINERY & EQUIPMENT — 0.4%
Cameron International Corp.†	508	18,780
FMC Technologies, Inc.†	248	13,045
National Oilwell Varco, Inc.†	705	28,898

		60,723

OIL REFINING & MARKETING — 0.2%
Sunoco, Inc.	284	8,747
Tesoro Corp.	332	4,694
Valero Energy Corp.	897	16,236

		29,677

OIL-FIELD SERVICES — 1.3%
Baker Hughes, Inc.	509	21,414
BJ Services Co.	664	12,749
Halliburton Co.	1,440	42,062
Schlumberger, Ltd.	2,052	127,634
Smith International, Inc.	476	13,200

		217,059

PAPER & RELATED PRODUCTS — 0.2%
International Paper Co.	784	17,491
MeadWestvaco Corp.	408	9,315

		26,806

PHARMACY SERVICES — 0.5%
Express Scripts, Inc.†	529	42,278
Medco Health Solutions, Inc.†	833	46,748

		89,026

PHOTO EQUIPMENT & SUPPLIES — 0.0%
Eastman Kodak Co.	651	2,441

PIPELINES — 0.3%
El Paso Corp.	1,586	15,559
Spectra Energy Corp.	830	15,869
The Williams Cos., Inc.	1,045	19,698

		51,126

PRINTING-COMMERCIAL — 0.1%
R.R. Donnelley & Sons Co.	506	10,160

PUBLISHING-NEWSPAPERS — 0.0%
Gannett Co., Inc.	565	5,548

QUARRYING — 0.0%
Vulcan Materials Co.	153	7,043

REAL ESTATE INVESTMENT TRUSTS — 1.0%
Apartment Investment & Management Co., Class A	379	4,681
AvalonBay Communities, Inc.	171	11,761
Boston Properties, Inc.	257	15,618
Equity Residential	581	16,779
HCP, Inc.	527	15,594
Health Care REIT, Inc.	96	4,259
Host Hotels & Resorts, Inc.	1,179	11,920
Kimco Realty Corp.	487	6,156
ProLogis	880	9,970
Public Storage	182	13,395
Simon Property Group, Inc.	549	37,272
Ventas, Inc.	306	12,280
Vornado Realty Trust	175	10,423

		170,108

REAL ESTATE MANAGEMENT/SERVICES — 0.0%
CB Richard Ellis Group, Inc., Class A†	194	2,008

RETAIL-APPAREL/SHOE — 0.3%
Abercrombie & Fitch Co., Class A	169	5,546
Limited Brands, Inc.	613	10,789
Nordstrom, Inc.	177	5,625
The Gap, Inc.	1,014	21,639

		43,599

RETAIL-AUTO PARTS — 0.1%
AutoZone, Inc.†	77	10,419
O’Reilly Automotive, Inc.†	172	6,412

		16,831

RETAIL-BEDDING — 0.1%
Bed Bath & Beyond, Inc.†	417	14,683

RETAIL-BUILDING PRODUCTS — 0.7%
Home Depot, Inc.	2,874	72,109
Lowe’s Cos., Inc.	2,820	55,187

		127,296

RETAIL-COMPUTER EQUIPMENT — 0.1%
GameStop Corp., Class A†	366	8,890

RETAIL-CONSUMER ELECTRONICS — 0.2%
Best Buy Co., Inc.	674	25,733
RadioShack Corp.	296	5,000

		30,733

RETAIL-DISCOUNT — 1.8%
Costco Wholesale Corp.	760	43,206
Family Dollar Stores, Inc.	316	8,943
Target Corp.	1,376	66,640
Wal-Mart Stores, Inc.	3,795	188,535

		307,324

RETAIL-DRUG STORE — 0.9%
CVS Caremark Corp.	2,537	89,556
Walgreen Co.	1,744	65,976

		155,532

RETAIL-JEWELRY — 0.1%
Tiffany & Co.	285	11,198

RETAIL-MAJOR DEPARTMENT STORES — 0.3%
J.C. Penney Co., Inc.	501	16,598
Sears Holdings Corp.†	123	8,347
TJX Cos., Inc.	636	23,754

		48,699

RETAIL-OFFICE SUPPLIES — 0.2%
Staples, Inc.	1,316	28,557

RETAIL-REGIONAL DEPARTMENT STORES — 0.2%
Kohl’s Corp.†	457	26,149

Macy’s, Inc.	514	9,031

		35,180

RETAIL-RESTAURANTS — 1.0%
Darden Restaurants, Inc.	1	30
McDonald’s Corp.	1,987	116,458
Starbucks Corp.†	1,302	24,712
Yum! Brands, Inc.	932	30,710

		171,910

RUBBER-TIRES — 0.0%
The Goodyear Tire & Rubber Co.†	514	6,620

SAVINGS & LOANS/THRIFTS — 0.1%
Hudson City Bancorp, Inc.	312	4,100
People’s United Financial, Inc.	687	11,012

		15,112

SCHOOLS — 0.1%
Apollo Group, Inc., Class A†	228	13,019

SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS — 0.1%
Analog Devices, Inc.	232	5,946
Linear Technology Corp.	500	12,940

		18,886

SEMICONDUCTOR EQUIPMENT — 0.2%
Applied Materials, Inc.	2,009	24,510
KLA-Tencor Corp.	401	13,036

		37,546

STEEL-PRODUCERS — 0.2%
AK Steel Holding Corp.	253	4,015
Nucor Corp.	553	22,037
United States Steel Corp.	265	9,140

		35,192

STEEL-SPECIALTY — 0.0%
Allegheny Technologies, Inc.	238	7,345

TELECOM EQUIPMENT-FIBER OPTICS — 0.2%
Corning, Inc.	2,867	41,887

TELECOMMUNICATION EQUIPMENT — 0.1%
Harris Corp.	304	12,683
Tellabs, Inc.†	934	5,623

		18,306

TELEPHONE-INTEGRATED — 2.7%
AT&T, Inc.	10,332	265,223
CenturyTel, Inc.	460	14,932
Frontier Communications Corp.	512	3,671
Qwest Communications International, Inc.	3,578	12,845
Sprint Nextel Corp.†	5,193	15,371
Verizon Communications, Inc.	4,678	138,422
Windstream Corp.	1,052	10,141

		460,605

TELEVISION — 0.1%
CBS Corp., Class B	1,191	14,018

TOBACCO — 1.5%
Altria Group, Inc.	3,179	57,572
Lorillard, Inc.	253	19,663
Philip Morris International, Inc.	3,480	164,813
Reynolds American, Inc.	386	18,713

		260,761

TOOLS-HAND HELD — 0.1%
Black & Decker Corp.	151	7,130
The Stanley Works	184	8,323

		15,453

TOYS — 0.1%
Hasbro, Inc.	249	6,790
Mattel, Inc.	817	15,466

		22,256

TRANSPORT-RAIL — 0.8%
Burlington Northern Santa Fe Corp.	381	28,697
CSX Corp.	669	28,218
Norfolk Southern Corp.	603	28,112
Union Pacific Corp.	1,009	55,636

		140,663

TRANSPORT-SERVICES — 0.9%
C.H. Robinson Worldwide, Inc.	379	20,887
Expeditors International of Washington, Inc.	471	15,176
FedEx Corp.	487	35,400
United Parcel Service, Inc., Class B	1,661	89,162

		160,625

WEB PORTALS/ISP — 1.5%
Google, Inc., Class A†	422	226,243
Yahoo!, Inc.†	2,081	33,088

		259,331

WIRELESS EQUIPMENT — 1.1%
American Tower Corp., Class A†	845	31,113
Motorola, Inc.	4,170	35,737
QUALCOMM, Inc.	2,848	117,935

		184,785

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $19,516,143)		16,012,894

Short-Term Investment Securities — 1.0%

U.S. GOVERNMENT TREASURIES — 1.0%
United States Treasury Bills 0.01% due 11/19/09 (cost $174,812)(2)	$175,000	174,812

Repurchase Agreement — 6.5%

Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 10/30/09, to be repurchased 11/02/09 in the amount of $1,117,001 and collateralized by $1,100,000 of Federal Home Loan Bank Corp. Bonds, bearing interest at 4.38% due 09/17/10 and having approximate value of $1,143,560 (cost $1,117,000)	1,117,000	1,117,000

TOTAL INVESTMENTS (cost $20,807,955)(3)	100.3%	17,304,706
Liabilities in excess of other assets	(0.3)	(56,918)

NET ASSETS	100.0%	$17,247,788

†	Non-income producing security

(1)	Security represents an investment in an affiliated company; see Note 3

(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(3)	See Note 4 for cost of investments on a tax basis.
Open Futures Contracts

				Market	Market	Unrealized
Number of			Expiration	Value at	Value as of	Appreciation
Contracts	Type	Description	Month	Trade Date	October 31, 2009	(Depreciation)

23	Long	S&P 500 E-Mini Futures Index	December 2009	$1,230,649	$1,187,950	$(42,699)

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2009 (see Note 1):

			Level 3-Signifcant
	Level 1 - Unadjusted	Level 2- Other	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total

Long-Term Investment Securities:
Common Stock:
Oil Companies — Intergrated	$1,093,120	$—	$—	$1,093,120
Other Industries*	14,919,774	—	—	14,919,774
Short Term Investment Securities:
U.S. Government Treasuries	—	174,812	—	174,812
Repurchase Agreement	—	1,117,000	—	1,117,000
Other Financial Instruments:+
Open Futures Contracts Depreciation	(42,699)	—	—	(42,699)

Total	$15,970,195	$1,291,812	$—	$17,262,007

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.

+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as future, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
The following is a reconciliation of Level 3 assets which significant unobeservable inputs were used to determine fair value:

Common
Stock
Balance as of 1/31/2009	$0
Accrued discounts/premiums	—
Realized gain(loss)	—
Change in unrealized appreciation(depreciation)	—
Net purchases(sales)	(0)
Transfers in and/or out of Level 3	—

Balance as of 10/31/2009	$—

See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
GROWTH-INCOME PORTFOLIO
Portfolio of Investments — October 31, 2009
(unaudited)

Common Stock — 99.6%	Shares	Market Value (Note 1)

AEROSPACE/DEFENSE — 0.6%
Boeing Co.	15,900	$760,020
Lockheed Martin Corp.	8,000	550,320

		1,310,340

AEROSPACE/DEFENSE-EQUIPMENT — 2.4%
United Technologies Corp.	89,700	5,512,065

AGRICULTURAL OPERATIONS — 0.2%
Bunge, Ltd.	8,800	502,128

APPAREL MANUFACTURERS — 0.6%
Polo Ralph Lauren Corp.	18,400	1,369,328

APPLICATIONS SOFTWARE — 2.6%
Microsoft Corp.	114,700	3,180,631
Red Hat, Inc.†	35,800	923,998
Salesforce.com, Inc.†	36,100	2,048,675

		6,153,304

AUTO-HEAVY DUTY TRUCKS — 0.4%
PACCAR, Inc.	22,500	841,725

AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL — 0.2%
Johnson Controls, Inc.	23,000	550,160

BEVERAGES-NON-ALCOHOLIC — 1.9%
PepsiCo, Inc.	72,600	4,395,930

CABLE/SATELLITE TV — 0.1%
Time Warner Cable, Inc.	8,400	331,296

CELLULAR TELECOM — 0.1%
Leap Wireless International, Inc.†	13,900	183,758

COMMERCIAL SERVICES-FINANCE — 1.1%
Paychex, Inc.	4,200	119,322
Visa, Inc., Class A	33,300	2,522,808

		2,642,130

COMPUTERS — 8.7%
Apple, Inc.†	40,100	7,558,850
Dell, Inc.†	82,000	1,188,180
Hewlett-Packard Co.	141,900	6,734,574
International Business Machines Corp.	36,600	4,414,326
Research In Motion, Ltd.†	7,900	463,967

		20,359,897

COMPUTERS-MEMORY DEVICES — 0.8%
EMC Corp.†	80,700	1,329,129
NetApp, Inc.†	23,400	632,970

		1,962,099

CONSUMER PRODUCTS-MISC. — 0.3%
Kimberly-Clark Corp.	11,800	721,688

COSMETICS & TOILETRIES — 1.9%
The Procter & Gamble Co.	74,800	4,338,400

DIVERSIFIED BANKING INSTITUTIONS — 7.8%
Bank of America Corp.	300,100	4,375,458
JP Morgan Chase & Co.	194,000	8,103,380
The Goldman Sachs Group, Inc.	33,300	5,666,661

		18,145,499

DIVERSIFIED MANUFACTURING OPERATIONS — 4.6%
Cooper Industries PLC Class A	32,700	1,265,163
Danaher Corp.	52,100	3,554,783
General Electric Co.	147,700	2,106,202
Illinois Tool Works, Inc.	57,600	2,644,992
Ingersoll-Rand PLC	22,700	717,093
Parker Hannifin Corp.	10,200	540,192

		10,828,425

E-COMMERCE/PRODUCTS — 1.1%
Amazon.com, Inc.†	22,000	2,613,820

ELECTRIC PRODUCTS-MISC. — 0.7%
AMETEK, Inc.	48,400	1,688,676

ELECTRONIC COMPONENTS-SEMICONDUCTORS — 2.6%
Altera Corp.	23,400	463,086
Broadcom Corp., Class A†	37,200	989,892
Intel Corp.	246,700	4,714,437

		6,167,415

ELECTRONIC CONNECTORS — 0.2%
Amphenol Corp., Class A	9,900	397,188

ELECTRONIC FORMS — 0.6%
Adobe Systems, Inc.†	45,500	1,498,770

ENGINEERING/R&D SERVICES — 1.2%
Fluor Corp.	60,800	2,700,736

ENTERPRISE SOFTWARE/SERVICE — 0.8%
Oracle Corp.	88,400	1,865,240

ENTERTAINMENT SOFTWARE — 0.6%
Activision Blizzard, Inc.†	131,800	1,427,394

FINANCE-OTHER SERVICES — 1.2%
CME Group, Inc.	7,020	2,124,322
IntercontinentalExchange, Inc.†	6,400	641,216

		2,765,538

FOOD-MISC. — 1.0%
ConAgra Foods, Inc.	42,500	892,500
General Mills, Inc.	22,700	1,496,384

		2,388,884

INDUSTRIAL GASES — 0.1%
Air Products & Chemicals, Inc.	3,100	239,103

INSURANCE-LIFE/HEALTH — 0.3%
Principal Financial Group, Inc.	26,400	661,056

INSURANCE-REINSURANCE — 0.5%
Axis Capital Holdings, Ltd.	43,700	1,262,493

INVESTMENT MANAGEMENT/ADVISOR SERVICES — 1.9%
Franklin Resources, Inc.	42,900	4,488,627

MACHINERY-FARMING — 0.3%
Deere & Co.	13,400	610,370

MEDICAL PRODUCTS — 3.3%
Baxter International, Inc.	92,400	4,995,144
Covidien PLC	65,700	2,767,284

		7,762,428

MEDICAL-BIOMEDICAL/GENE — 3.8%
Amgen, Inc.†	38,200	2,052,486
Celgene Corp.†	26,400	1,347,720
Gilead Sciences, Inc.†	114,700	4,880,485
Vertex Pharmaceuticals, Inc.†	16,270	546,021

		8,826,712

MEDICAL-DRUGS — 0.9%
Bristol-Myers Squibb Co.	59,900	1,305,820

Schering-Plough Corp.	31,700	893,940

		2,199,760

MEDICAL-GENERIC DRUGS — 1.8%
Teva Pharmaceutical Industries, Ltd. ADR	81,900	4,134,312

MEDICAL-HMO — 0.2%
WellPoint, Inc.†	10,800	505,008

METAL-COPPER — 0.6%
Freeport-McMoRan Copper & Gold, Inc.†	18,300	1,342,488

MULTIMEDIA — 2.1%
The Walt Disney Co.	161,100	4,409,307
Viacom, Inc., Class B†	21,900	604,221

		5,013,528

NETWORKING PRODUCTS — 2.7%
Cisco Systems, Inc.†	217,100	4,960,735
Juniper Networks, Inc.†	54,700	1,395,397

		6,356,132

OIL COMPANIES-EXPLORATION & PRODUCTION — 2.0%
Apache Corp.	10,900	1,025,908
Occidental Petroleum Corp.	49,500	3,756,060

		4,781,968

OIL COMPANIES-INTEGRATED — 5.5%
Exxon Mobil Corp.	124,600	8,930,082
Petroleo Brasileiro SA ADR	45,000	2,079,900
Suncor Energy, Inc.	57,200	1,888,744

		12,898,726

OIL FIELD MACHINERY & EQUIPMENT — 2.0%
Cameron International Corp.†	73,700	2,724,689
National Oilwell Varco, Inc.†	49,400	2,024,906

		4,749,595

OIL-FIELD SERVICES — 1.8%
Schlumberger, Ltd.	67,400	4,192,280

OPTICAL SUPPLIES — 1.8%
Alcon, Inc.	28,700	4,098,073

PHARMACY SERVICES — 1.9%
Medco Health Solutions, Inc.†	79,900	4,483,988

RETAIL-APPAREL/SHOE — 1.2%
Ross Stores, Inc.	64,300	2,829,843

RETAIL-BUILDING PRODUCTS — 0.7%
Lowe’s Cos., Inc.	85,500	1,673,235

RETAIL-DISCOUNT — 4.9%
Costco Wholesale Corp.	31,200	1,773,720
Dollar Tree, Inc.†	25,200	1,137,276
Target Corp.	46,900	2,271,367
Wal-Mart Stores, Inc.	126,800	6,299,424

		11,481,787

RETAIL-DRUG STORE — 1.7%
CVS Caremark Corp.	95,100	3,357,030
Walgreen Co.	16,000	605,280

		3,962,310

RETAIL-REGIONAL DEPARTMENT STORES — 1.9%
Kohl’s Corp.†	79,600	4,554,712

RETAIL-RESTAURANTS — 1.2%
McDonald’s Corp.	40,000	2,344,400
Starbucks Corp.†	24,300	461,214

		2,805,614

SCHOOLS — 0.4%
Strayer Education, Inc.	4,600	933,662

SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS — 0.4%
Marvell Technology Group, Ltd.†	63,100	865,732

SEMICONDUCTOR EQUIPMENT — 0.3%
KLA-Tencor Corp.	21,100	685,961

SOFTWARE TOOLS — 0.2%
VMware, Inc. Class A†	9,100	349,713

TELECOM SERVICES — 0.1%
Clearwire Corp., Class A†	35,500	222,230

TELEPHONE-INTEGRATED — 0.3%
Qwest Communications International, Inc.	173,700	623,583

TOBACCO — 2.1%
Philip Morris International, Inc.	103,200	4,887,552

TRANSPORT-RAIL — 1.3%
Union Pacific Corp.	56,500	3,115,410

TRANSPORT-SERVICES — 1.3%
FedEx Corp.	17,400	1,264,806
United Parcel Service, Inc., Class B	33,900	1,819,752

		3,084,558

WEB PORTALS/ISP — 1.8%
Google, Inc., Class A†	8,000	4,288,960

WIRELESS EQUIPMENT — 2.0%
QUALCOMM, Inc.	115,500	4,782,855

TOTAL INVESTMENTS (cost $213,292,723) (1)	99.6%	233,416,197
Other assets less liabilities	0.4	843,647

NET ASSETS	100.0%	$234,259,844

†	Non-income producing security

(1)	See Note 4 for cost of investments on a tax basis.

ADR — American Depository Receipt
The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2009 (see Note 1):

			Level 3-Signifcant
	Level 1 - Unadjusted	Level 2- Other	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total

Long-Term Investment Securities:
Common Stock:
Computers	$20,359,897	$—	$—	$20,359,897
Diversified Banking Institutions	18,145,499	—	—	18,145,499
Oil Companies - Intergrated	12,898,726	—	—	12,898,726
Other Industries*	182,012,075	—	—	182,012,075

Total	$233,416,197	$—	$—	$233,416,197

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.
See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
EQUITY OPPORTUNITIES PORTFOLIO
Portfolio of Investments — October 31, 2009
(unaudited)

Common Stock — 100.0%	Shares	Market Value (Note 1)

AGRICULTURAL CHEMICALS — 0.9%
CF Industries Holdings, Inc.	1,740	$144,855
Monsanto Co.	11,400	765,852

		910,707

APPLICATIONS SOFTWARE — 2.2%
Check Point Software Technologies, Ltd.†	44,400	1,379,508
Microsoft Corp.	30,660	850,202

		2,229,710

BANKS-COMMERCIAL — 0.7%
Marshall & Ilsley Corp.	61,100	325,052
Regions Financial Corp.	85,860	415,562

		740,614

BANKS-FIDUCIARY — 1.2%
State Street Corp.	29,400	1,234,212

BANKS-SUPER REGIONAL — 0.5%
KeyCorp	22,300	120,197
SunTrust Banks, Inc.	6,300	120,393
US Bancorp	12,200	283,284

		523,874

BROADCAST SERVICES/PROGRAM — 0.8%
Grupo Televisa SA ADR	41,400	801,504

BUILDING-RESIDENTIAL/COMMERCIAL — 0.5%
NVR, Inc.†	710	470,212

CABLE/SATELLITE TV — 0.8%
Time Warner Cable, Inc.	21,157	834,432

CASINO SERVICES — 0.6%
Bally Technologies, Inc.†	15,940	627,877

CELLULAR TELECOM — 2.1%
America Movil SAB de CV, Series L ADR	48,000	2,118,240

COMMERCIAL SERVICES-FINANCE — 2.3%
H&R Block, Inc.	29,700	544,698
Mastercard, Inc., Class A	5,000	1,095,100
The Western Union Co.	34,830	632,861

		2,272,659

COMPUTER SERVICES — 0.5%
CACI International, Inc., Class A†	10,700	509,534

COMPUTERS — 2.8%
Apple, Inc.†	14,680	2,767,180

CONSULTING SERVICES — 1.7%
Verisk Analytics, Inc., Class A†	61,980	1,700,111

CONTAINERS-PAPER/PLASTIC — 0.9%
Sealed Air Corp.	46,170	887,849

COSMETICS & TOILETRIES — 1.1%
Colgate-Palmolive Co.	13,370	1,051,283

DECISION SUPPORT SOFTWARE — 1.4%
MSCI, Inc., Class A†	44,330	1,347,632

DIVERSIFIED BANKING INSTITUTIONS — 2.9%
Bank of America Corp.	94,980	1,384,808
Citigroup, Inc.	197,100	806,139
JP Morgan Chase & Co.	16,640	695,053

		2,886,000

DIVERSIFIED MANUFACTURING OPERATIONS — 2.7%
General Electric Co.	55,000	784,300
Tyco International, Ltd.	55,300	1,855,315

		2,639,615

E-COMMERCE/SERVICES — 1.7%
eBay, Inc.†	77,360	1,722,807

EDUCATIONAL SOFTWARE — 0.4%
Blackboard, Inc.†	11,800	418,546

ELECTRIC-GENERATION — 2.1%
The AES Corp.†	160,900	2,102,963

ELECTRIC-INTEGRATED — 1.4%
Public Service Enterprise Group, Inc.	45,200	1,346,960

ELECTRONIC COMPONENTS-SEMICONDUCTORS — 0.8%
Xilinx, Inc.	34,990	761,032

ELECTRONIC FORMS — 1.3%
Adobe Systems, Inc.†	39,690	1,307,389

ENGINEERING/R&D SERVICES — 1.5%
Aecom Technology Corp.†	41,000	1,034,840
KBR, Inc.	24,000	491,280

		1,526,120

ENTERPRISE SOFTWARE/SERVICE — 0.9%
Sybase, Inc.†	21,620	855,287

FINANCE-INVESTMENT BANKER/BROKER — 0.7%
Knight Capital Group, Inc., Class A†	43,960	740,726

FOOD-MISC. — 1.8%
General Mills, Inc.	26,900	1,773,248

HAZARDOUS WASTE DISPOSAL — 0.7%
Stericycle, Inc.†	13,700	717,469

HUMAN RESOURCES — 0.6%
Hewitt Associates, Inc., Class A†	16,600	589,632

INDUSTRIAL AUDIO & VIDEO PRODUCTS — 1.3%
Dolby Laboratories, Inc., Class A†	31,460	1,319,432

INDUSTRIAL GASES — 1.3%
Praxair, Inc.	15,900	1,263,096

INSURANCE-LIFE/HEALTH — 1.2%
Lincoln National Corp.	48,960	1,166,717

INSURANCE-MULTI-LINE — 0.2%
Hartford Financial Services Group, Inc.	7,200	176,544

INSURANCE-PROPERTY/CASUALTY — 1.7%
Chubb Corp.	23,020	1,116,930
Hanover Insurance Group, Inc.	12,770	537,234

		1,654,164

INVESTMENT MANAGEMENT/ADVISOR SERVICES — 0.0%
Teton Advisors, Inc., Class A	9	19

MACHINERY-PUMPS — 0.5%
Graco, Inc.	17,520	482,501

MEDICAL INSTRUMENTS — 0.4%
NuVasive, Inc.†	10,550	382,860

MEDICAL-BIOMEDICAL/GENE — 4.1%
Amgen, Inc.†	23,900	1,284,147
Celgene Corp.†	27,400	1,398,770

Gilead Sciences, Inc.†	11,900	506,345
Illumina, Inc.†	27,900	895,590

		4,084,852

MEDICAL-DRUGS — 5.0%
Abbott Laboratories	28,850	1,458,945
Cephalon, Inc.†	12,400	676,792
Merck & Co., Inc.	73,380	2,269,643
Savient Pharmaceuticals, Inc.†	40,780	513,828

		4,919,208

MEDICAL-HMO — 0.9%
WellPoint, Inc.†	18,470	863,657

METAL PROCESSORS & FABRICATION — 1.5%
Precision Castparts Corp.	15,700	1,499,821

MULTIMEDIA — 2.6%
FactSet Research Systems, Inc.	13,500	864,675
The McGraw-Hill Cos., Inc.	60,220	1,733,132

		2,597,807

NON-HAZARDOUS WASTE DISPOSAL — 1.9%
Republic Services, Inc.	73,300	1,899,203

OIL COMPANIES-EXPLORATION & PRODUCTION — 1.9%
Occidental Petroleum Corp.	24,290	1,843,125

OIL COMPANIES-INTEGRATED — 5.4%
Chevron Corp.	23,770	1,819,356
Exxon Mobil Corp.	37,820	2,710,559
Murphy Oil Corp.	14,370	878,582

		5,408,497

OIL-FIELD SERVICES — 1.3%
Schlumberger, Ltd.	20,300	1,262,660

OPTICAL SUPPLIES — 1.1%
Alcon, Inc.	7,800	1,113,762

PHARMACY SERVICES — 1.6%
Medco Health Solutions, Inc.†	28,200	1,582,584

PIPELINES — 2.3%
Enterprise Productions Partners LP	34,200	958,968
MarkWest Energy Partners, LP	24,200	581,042
Plains All American Pipeline, LP	15,300	731,799

		2,271,809

PUBLISHING-NEWSPAPERS — 0.7%
The Washington Post Co., Class B	1,641	708,912

QUARRYING — 0.8%
Compass Minerals International, Inc.	12,900	803,928

REAL ESTATE INVESTMENT TRUSTS — 1.6%
Digital Realty Trust, Inc.	14,100	636,333
Hatteras Financial Corp.	16,900	474,890
Mid-America Apartment Communities, Inc.	10,800	473,256

		1,584,479

RETAIL-AUTO PARTS — 1.2%
Advance Auto Parts, Inc.	31,400	1,169,964

RETAIL-COMPUTER EQUIPMENT — 1.3%
GameStop Corp., Class A†	53,200	1,292,228

RETAIL-CONSUMER ELECTRONICS — 1.8%
Best Buy Co., Inc.	48,020	1,833,404

RETAIL-RESTAURANTS — 2.4%
McDonald’s Corp.	40,260	2,359,639

SAVINGS & LOANS/THRIFTS — 1.1%
First Niagara Financial Group, Inc.	85,000	1,091,400

SCHOOLS — 0.5%
Capella Education Co.†	7,700	530,530

TELECOM SERVICES — 0.5%
NeuStar, Inc., Class A†	20,300	468,930

TELECOMMUNICATION EQUIPMENT — 0.5%
Comtech Telecommunications Corp.†	15,700	504,284

TOBACCO — 4.0%
Philip Morris International, Inc.	83,380	3,948,877

TRANSPORT-RAIL — 1.0%
Union Pacific Corp.	17,430	961,090

TRANSPORT-SERVICES — 1.3%
United Parcel Service, Inc., Class B	24,570	1,318,918

VITAMINS & NUTRITION PRODUCTS — 0.6%
Mead Johnson Nutrition Co., Class A	14,700	617,988

WEB PORTALS/ISP — 1.5%
Google, Inc., Class A†	2,690	1,442,163

WIRELESS EQUIPMENT — 2.5%
QUALCOMM, Inc.	59,340	2,457,269

TOTAL INVESTMENTS (cost $92,700,884) (1)	100.0%	99,301,745
Liabilities in excess of other assets	0.0	(6,407)

NET ASSETS	100.0%	$99,295,338

†	Non-income producing security

(1)	See Note 4 for cost of investments on a tax basis.
The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2009 (see Note 1):

			Level 3-Signifcant
	Level 1 - Unadjusted	Level 2- Other	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total

Long-Term Investment Securities:
Common Stock:
Medical-Drugs	$4,919,208	$—	$—	$4,919,208
Oil Companies-Integrated	5,408,497	—	—	5,408,497
Other Industries*	88,974,040	—	—	88,974,040

Total	$99,301,745	$—	$—	$99,301,745

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.
The following is a reconciliation of Level 3 assets which significant unobeservable inputs were used to determine fair value:

Common Stock — Other Industries
Balance as of 1/31/2009	$0
Accrued discounts/premiums	—
Realized gain(loss)	—
Change in unrealized appreciation(depreciation)	—
Net purchases(sales)	(0)
Transfers in and/or out of Level 3	—

Balance as of 10/31/2009	$—

See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
DAVIS VENTURE VALUE PORTFOLIO
Portfolio of Investments — October 31, 2009
(unaudited)

Common Stock — 97.9%	Shares/ Principal Amount	Market Value (Note 1)

AGRICULTURAL CHEMICALS — 0.7%
Monsanto Co.	88,830	$5,967,599
Potash Corp. of Saskatchewan, Inc.	31,392	2,912,550

		8,880,149

APPLICATIONS SOFTWARE — 2.4%
Microsoft Corp.	1,156,500	32,069,745

AUTO-HEAVY DUTY TRUCKS — 0.1%
PACCAR, Inc.	47,600	1,780,716

BANKS-FIDUCIARY — 2.5%
State Street Corp.	41,700	1,750,566
The Bank of New York Mellon Corp.	1,212,840	32,334,314

		34,084,880

BANKS-SUPER REGIONAL — 4.2%
Wells Fargo & Co.	2,051,849	56,466,884

BEVERAGES-NON-ALCOHOLIC — 0.8%
The Coca-Cola Co.	198,400	10,576,704

BEVERAGES-WINE/SPIRITS — 1.3%
Diageo PLC ADR	269,650	17,532,643

BREWERY — 1.1%
Heineken Holding NV(1)	393,912	15,355,969

BROADCAST SERVICES/PROGRAM — 0.4%
Grupo Televisa SA ADR	292,900	5,670,544

BUILDING PRODUCTS-CEMENT — 1.1%
Martin Marietta Materials, Inc.	176,150	14,676,818

CABLE/SATELLITE TV — 0.7%
Comcast Corp., Special Class A	681,400	9,553,228

COAL — 0.8%
China Coal Energy Co.(1)	7,350,600	10,188,293

COMMERCIAL SERVICES — 1.5%
Iron Mountain, Inc.†	841,852	20,566,444

COMMERCIAL SERVICES-FINANCE — 2.0%
H&R Block, Inc.	741,790	13,604,428
Moody’s Corp.	391,350	9,267,168
Visa, Inc., Class A	50,480	3,824,365

		26,695,961

COMPUTERS — 1.8%
Hewlett-Packard Co.	514,050	24,396,813

CONTAINERS-PAPER/PLASTIC — 1.7%
Sealed Air Corp.	1,190,478	22,892,892

COSMETICS & TOILETRIES — 1.9%
Natura Cosmeticos SA	89,200	1,597,559
The Procter & Gamble Co.	412,600	23,930,800

		25,528,359

DATA PROCESSING/MANAGEMENT — 1.3%
Dun & Bradstreet Corp.	219,600	16,812,576

DIVERSIFIED BANKING INSTITUTIONS — 4.9%
Bank of America Corp.	117,022	1,706,181
JPMorgan Chase & Co.	975,476	40,745,632
Julius Baer Group, Ltd.	370,800	13,958,764
Morgan Stanley	61,050	1,960,926
The Goldman Sachs Group, Inc.	49,100	8,355,347

		66,726,850

DIVERSIFIED MANUFACTURING OPERATIONS — 0.7%
Tyco International, Ltd.	290,026	9,730,372

DIVERSIFIED MINERALS — 0.4%
BHP Billiton PLC(1)	205,900	5,568,917

DIVERSIFIED OPERATIONS — 1.0%
China Merchants Holdings International Co., Ltd.(1)	4,309,136	13,787,693

E-COMMERCE/PRODUCTS — 0.6%
Amazon.com, Inc.†	69,840	8,297,690

E-COMMERCE/SERVICES — 0.2%
Liberty Media Corp. — Interactive, Class A†	269,900	3,060,666

ELECTRIC-GENERATION — 0.4%
The AES Corp.†	375,000	4,901,250

ELECTRONIC COMPONENTS-MISC. — 0.6%
Garmin, Ltd.	79,586	2,408,273
Tyco Electronics, Ltd.	292,525	6,216,156

		8,624,429

ELECTRONIC COMPONENTS-SEMICONDUCTORS — 1.7%
Texas Instruments, Inc.	986,980	23,144,681

ELECTRONIC MEASUREMENT INSTRUMENTS — 1.1%
Agilent Technologies, Inc.†	579,620	14,339,799

ENGINEERING/R&D SERVICES — 0.6%
ABB, Ltd. ADR†	460,060	8,524,912

ENTERTAINMENT SOFTWARE — 0.5%
Activision Blizzard, Inc.†	610,600	6,612,798

FINANCE-CREDIT CARD — 3.8%
American Express Co.	1,454,680	50,681,051

FOOD-CONFECTIONERY — 0.3%
The Hershey Co.	103,500	3,911,265

FORESTRY — 0.9%
Sino-Forest Corp.†	883,990	12,442,279

HOME DECORATION PRODUCTS — 0.2%
Hunter Douglas NV(1)	66,753	2,507,676

INSURANCE-LIFE/HEALTH — 0.3%
Principal Financial Group, Inc.	114,300	2,862,072
Sun Life Financial, Inc.	65,450	1,790,712

		4,652,784

INSURANCE-MULTI-LINE — 2.4%
Loews Corp.	985,250	32,611,775

INSURANCE-PROPERTY/CASUALTY — 2.5%
Fairfax Financial Holdings, Ltd.	14,300	5,062,200
Markel Corp.†	3,800	1,226,260
The Progressive Corp.†	1,733,200	27,731,200

		34,019,660

INSURANCE-REINSURANCE — 5.6%
Berkshire Hathaway, Inc., Class A†	550	54,450,000
Berkshire Hathaway, Inc., Class B†	1,232	4,044,656
Everest Re Group, Ltd.	27,075	2,368,792
Transatlantic Holdings, Inc.	284,389	14,361,644

		75,225,092

INVESTMENT MANAGEMENT/ADVISOR SERVICES — 1.0%
Ameriprise Financial, Inc.	248,830	8,626,936
GAM Holding, Ltd.(1)	370,800	4,518,379

		13,145,315

MEDICAL LABS & TESTING SERVICES — 0.4%
Laboratory Corp. of America Holdings†	82,700	5,697,203

MEDICAL PRODUCTS — 2.9%
Becton, Dickinson and Co.	178,650	12,212,514
CareFusion Corp.†	111,775	2,500,407
Johnson & Johnson	408,500	24,121,925

		38,834,846

MEDICAL-DRUGS — 3.7%
Merck & Co., Inc.	419,700	12,981,321
Pfizer, Inc.	683,400	11,638,302
Schering-Plough Corp.	890,500	25,112,100

		49,731,723

MEDICAL-HMO — 1.3%
UnitedHealth Group, Inc.	690,800	17,926,260

MEDICAL-WHOLESALE DRUG DISTRIBUTION — 0.5%
Cardinal Health, Inc.	223,550	6,335,407

METAL-DIVERSIFIED — 0.4%
Rio Tinto PLC(1)	132,560	5,850,643

MOTORCYCLE/MOTOR SCOOTER — 0.8%
Harley-Davidson, Inc.	433,400	10,800,328

MULTIMEDIA — 2.6%
Lagardere SCA(1)	59,021	2,664,342
Liberty Media Corp. — Entertainment, Series A†	216,060	6,658,969
News Corp., Class A	1,392,300	16,039,296
The Walt Disney Co.	370,030	10,127,721

		35,490,328

OIL & GAS DRILLING — 0.8%
Transocean, Ltd.†	134,048	11,247,968

OIL COMPANIES-EXPLORATION & PRODUCTION — 12.3%
Canadian Natural Resources, Ltd.	504,800	32,645,416
Devon Energy Corp.	633,722	41,008,151
EOG Resources, Inc.	505,850	41,307,711
Occidental Petroleum Corp.	585,100	44,397,388
OGX Petroleo e Gas Participacoes SA	8,400	6,794,911

		166,153,577

OIL COMPANIES-INTEGRATED — 0.4%
ConocoPhillips	101,998	5,118,260

PHARMACY SERVICES — 1.6%
Express Scripts, Inc.†	269,800	21,562,416

QUARRYING — 0.7%
Vulcan Materials Co.	192,800	8,874,584

REAL ESTATE OPERATIONS & DEVELOPMENT — 1.0%
Brookfield Asset Management, Inc., Class A	190,076	3,972,588
Hang Lung Group, Ltd.(1)	1,949,000	9,877,499

		13,850,087

RENTAL AUTO/EQUIPMENT — 0.3%
Cosco Pacific, Ltd.(1)	2,504,520	3,487,951

RETAIL-AUTOMOBILE — 0.8%
CarMax, Inc.†	557,260	10,961,304

RETAIL-BEDDING — 1.4%
Bed Bath & Beyond, Inc.†	544,920	19,186,633

RETAIL-DISCOUNT — 3.8%
Costco Wholesale Corp.	897,592	51,028,105

RETAIL-DRUG STORE — 1.9%
CVS Caremark Corp.	735,426	25,960,538

RETAIL-OFFICE SUPPLIES — 0.1%
Staples, Inc.	75,630	1,641,171

TOBACCO — 0.9%
Philip Morris International, Inc.	269,305	12,754,285

TRANSPORT-MARINE — 0.4%
China Shipping Development Co., Ltd.(1)	3,374,000	4,771,373

TRANSPORT-SERVICES — 1.0%
Kuehne & Nagel International AG(1)	78,300	7,087,020
United Parcel Service, Inc., Class B	122,500	6,575,800

		13,662,820

TRANSPORT-TRUCK — 0.1%
LLX Logistica SA†	183,500	727,083

WEB PORTALS/ISP — 1.8%
Google, Inc., Class A†	45,338	24,306,609

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $1,083,541,754)		1,322,208,074

Short-Term Investment Securities — 2.2%

COMMERCIAL PAPER — 2.2%
Societe Generale North America 0.12% due 11/02/09 (cost $29,826,900)	$29,827,000	29,826,900

TOTAL INVESTMENTS (cost $1,113,368,654) (2)	100.1%	1,352,034,974
Liabilities in excess of other assets	(0.1)	(933,296)

NET ASSETS	100.0%	$1,351,101,678

†	Non-income producing security

(1)	Security was valued using fair value procedures at October 31, 2009. The aggregate value of these securities was $85,665,755, representing 6.3% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.

(2)	See Note 4 for cost of investments on a tax basis.

ADR - American Depository Receipt
The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2009 (see Note 1):

				Level 3-Signifcant
	Level 1 - Unadjusted	Level 2- Other		Unobservable
	Quoted Prices	Observable Inputs		Inputs	Total

Long-Term Investment Securities:
Common Stock:
Insurance-Reinsurance	$75,225,092	$—		$—	$75,225,092
Oil Companies-Exploration & Production	166,153,577	—		—	166,153,577
Other Industries*	995,163,650	85,665,755	@	—	1,080,829,405
Short-Term Investment Securities:
Commercial Paper	—	29,826,900		—	29,826,900

Total	$1,236,542,319	$115,492,655		$—	$1,352,034,974

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.

@	Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these investment securities were classified as Level 2 instead of Level 1. (See Note 1)
See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
“DOGS” OF WALL STREET PORTFOLIO
Portfolio of Investments — October 31, 2009
(unaudited)

Common Stock — 98.5%	Shares/ Principal Amount	Market Value (Note 1)

APPAREL MANUFACTURERS — 3.3%
VF Corp.	20,800	$1,477,632

BEVERAGES-NON-ALCOHOLIC — 6.5%
PepsiCo, Inc.	24,400	1,477,420
The Coca-Cola Co.	27,300	1,455,363

		2,932,783

CHEMICALS-DIVERSIFIED — 3.2%
E.I. du Pont de Nemours & Co.	46,269	1,472,280

COMMERCIAL SERVICES-FINANCE — 6.6%
Automatic Data Processing, Inc.	38,300	1,524,340
Paychex, Inc.	52,000	1,477,320

		3,001,660

CONSUMER PRODUCTS-MISC. — 6.8%
Clorox Co.	26,100	1,545,903
Kimberly-Clark Corp.	25,421	1,554,748

		3,100,651

COSMETICS & TOILETRIES — 6.5%
Avon Products, Inc.	44,400	1,423,020
The Procter & Gamble Co.	26,200	1,519,600

		2,942,620

DISTRIBUTION/WHOLESALE — 3.1%
Genuine Parts Co.	39,564	1,384,344

DIVERSIFIED MANUFACTURING OPERATIONS — 6.7%
3M Co.	20,000	1,471,400
Illinois Tool Works, Inc.	34,100	1,565,872

		3,037,272

ELECTRIC PRODUCTS-MISC. — 3.1%
Emerson Electric Co.	37,800	1,426,950

FOOD-CONFECTIONERY — 3.2%
The J.M. Smucker Co.	27,500	1,450,075

FOOD-MISC. — 10.3%
Kellogg Co.	30,000	1,546,200
Kraft Foods, Inc., Class A	57,000	1,568,640
McCormick & Co., Inc.	44,000	1,540,440

		4,655,280

FOOD-WHOLESALE/DISTRIBUTION — 3.5%
Sysco Corp.	60,360	1,596,522

MACHINERY-CONSTRUCTION & MINING — 3.5%
Caterpillar, Inc.	28,700	1,580,222

MEDICAL PRODUCTS — 3.2%
Johnson & Johnson	24,700	1,458,535

MEDICAL-DRUGS — 6.4%
Merck & Co., Inc.	45,900	1,419,687
Pfizer, Inc.	88,015	1,498,896

		2,918,583

OIL COMPANIES-INTEGRATED — 3.6%
Chevron Corp.	21,100	1,614,994

RETAIL-BUILDING PRODUCTS — 3.1%
Home Depot, Inc.	56,500	1,417,585

RETAIL-RESTAURANTS — 6.3%
Darden Restaurants, Inc.	44,700	1,354,857
McDonald’s Corp.	25,900	1,517,999

		2,872,856

TELEPHONE-INTEGRATED — 6.3%
AT&T, Inc.	54,945	1,410,438
Verizon Communications, Inc.	49,295	1,458,639

		2,869,077

TOBACCO — 3.3%
Altria Group, Inc.	83,479	1,511,805

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $46,684,048)		44,721,726

Repurchase Agreement — 1.5%

State Street Bank & Trust Co. Joint Repurchase Agreement(1) (cost $700,000)	$700,000	700,000

TOTAL INVESTMENTS (cost $47,384,048)(2)	100.0%	45,421,726
Liabilities in excess of other assets	0.0	(2,058)

NET ASSETS	100.0%	$45,419,668

(1)	See Note 2 for details of Joint Repurchase Agreements.

(2)	See Note 4 for cost of investments on a tax basis.
The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2009 (see Note 1):

			Level 3-Signifcant
	Level 1 - Unadjusted	Level 2- Other	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total

Long-Term Investment Securities:
Common Stock:
Beverages-Non-alcoholic	$2,932,783	$—	$—	$2,932,783
Commercial Services-Finance	3,001,660	—	—	3,001,660
Consumer Products-Misc.	3,100,651	—	—	3,100,651
Cosmetics & Toiletries	2,942,620	—	—	2,942,620
Diversified Manufacturing Operations	3,037,272	—	—	3,037,272
Food-Misc.	4,655,280	—	—	4,655,280
Medical-Drugs	2,918,583	—	—	2,918,583
Retail-Restaurants	2,872,856	—	—	2,872,856
Telephone-Integrated	2,869,077	—		2,869,077
Other Industries*	16,390,944	—	—	16,390,944
Repurchase Agreement	—	700,000	—	700,000

Total	$44,721,726	$700,000	$—	$45,421,726

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.
See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
ALLIANCE GROWTH PORTFOLIO
Portfolio of Investments — October 31, 2009
(unaudited)

Common Stock — 99.9%	Shares/ Principal Amount	Market Value (Note 1)

AEROSPACE/DEFENSE-EQUIPMENT — 0.5%
Goodrich Corp.	40,700	$2,212,045

APPLICATIONS SOFTWARE — 0.3%
Microsoft Corp.	42,100	1,167,433

AUTO-CARS/LIGHT TRUCKS — 0.3%
Toyota Motor Co. ADR	18,200	1,435,798

AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL — 1.0%
Johnson Controls, Inc.	182,400	4,363,008

BANKS-FIDUCIARY — 1.0%
The Bank of New York Mellon Corp.	172,000	4,585,520

BEVERAGES-NON-ALCOHOLIC — 2.8%
PepsiCo, Inc.	212,000	12,836,600

BREWERY — 0.5%
Anheuser-Busch InBev NV ADR†	49,000	2,311,820

COMMERCIAL SERVICES — 0.9%
Quanta Services, Inc.†	198,100	4,199,720

COMMERCIAL SERVICES-FINANCE — 0.5%
Visa, Inc., Class A	31,900	2,416,744

COMPUTERS — 10.0%
Apple, Inc.†	150,320	28,335,320
Hewlett-Packard Co.	375,400	17,816,484

		46,151,804

COMPUTERS-MEMORY DEVICES — 2.0%
EMC Corp.†	555,200	9,144,144

DIVERSIFIED BANKING INSTITUTIONS — 9.7%
JPMorgan Chase & Co.	561,400	23,449,678
The Goldman Sachs Group, Inc.	125,050	21,279,759

		44,729,437

DIVERSIFIED MANUFACTURING OPERATIONS — 6.1%
Cooper Industries PLC, Class A	114,700	4,437,743
Danaher Corp.	117,900	8,044,317
Illinois Tool Works, Inc.	290,470	13,338,382
Ingersoll-Rand PLC	73,000	2,306,070

		28,126,512

ELECTRONIC COMPONENTS-SEMICONDUCTORS — 3.3%
Broadcom Corp., Class A†	65,700	1,748,277
Intel Corp.	692,850	13,240,364

		14,988,641

FINANCE-OTHER SERVICES — 2.0%
CME Group, Inc.	30,930	9,359,727

FOOD-MISC. — 1.0%
General Mills, Inc.	67,100	4,423,232

FOOD-RETAIL — 0.9%
The Kroger Co.	169,700	3,925,161

INDUSTRIAL GASES — 1.2%
Air Products & Chemicals, Inc.	74,400	5,738,472

INSURANCE-LIFE/HEALTH — 1.4%
Principal Financial Group, Inc.	254,300	6,367,672

INVESTMENT MANAGEMENT/ADVISOR SERVICES — 2.3%
Franklin Resources, Inc.	42,200	4,415,386
The Blackstone Group LP	450,400	6,044,368

		10,459,754

MEDICAL PRODUCTS — 1.2%
Baxter International, Inc.	49,000	2,648,940
Covidien PLC	66,500	2,800,980

		5,449,920

MEDICAL-BIOMEDICAL/GENE — 6.0%
Celgene Corp.†	153,400	7,831,070
Gilead Sciences, Inc.†	407,800	17,351,890
Vertex Pharmaceuticals, Inc.†	73,100	2,453,236

		27,636,196

MEDICAL-GENERIC DRUGS — 2.5%
Teva Pharmaceutical Industries, Ltd. ADR	223,800	11,297,424

METAL-COPPER — 1.0%
Freeport-McMoRan Copper & Gold, Inc.†	64,150	4,706,044

METAL-DIVERSIFIED — 0.6%
Rio Tinto PLC ADR	14,500	2,581,435

MULTIMEDIA — 0.9%
The Walt Disney Co.	159,400	4,362,778

NETWORKING PRODUCTS — 2.5%
Cisco Systems, Inc.†	511,700	11,692,345

OIL COMPANIES-EXPLORATION & PRODUCTION — 1.8%
Occidental Petroleum Corp.	108,500	8,232,980

OIL COMPANIES-INTEGRATED — 1.7%
Petroleo Brasileiro SA ADR (Frankfurt)	9,020	361,882
Petroleo Brasileiro SA ADR (New York)	46,900	2,167,718
Suncor Energy, Inc.	157,300	5,194,046

		7,723,646

OIL FIELD MACHINERY & EQUIPMENT — 1.2%
Cameron International Corp.†	143,450	5,303,347

OIL-FIELD SERVICES — 4.1%
Schlumberger, Ltd.	304,000	18,908,800

OPTICAL SUPPLIES — 4.0%
Alcon, Inc.	130,200	18,591,258

PHARMACY SERVICES — 1.2%
Medco Health Solutions, Inc.†	101,400	5,690,568

POWER CONVERTER/SUPPLY EQUIPMENT — 1.1%
Vestas Wind Systems A/S ADR†	209,000	4,932,400

RETAIL-BUILDING PRODUCTS — 0.6%
Lowe’s Cos., Inc.	137,000	2,681,090

RETAIL-DISCOUNT — 5.9%
Costco Wholesale Corp.	195,800	11,131,230
Target Corp.	178,100	8,625,383
Wal-Mart Stores, Inc.	151,800	7,541,424

		27,298,037

RETAIL-REGIONAL DEPARTMENT STORES — 2.2%
Kohl’s Corp.†	179,900	10,293,878

RETAIL-RESTAURANTS — 0.4%
Starbucks Corp.†	94,900	1,801,202

SEMICONDUCTOR EQUIPMENT — 1.0%
KLA-Tencor Corp.	142,800	4,642,428

STEEL-PRODUCERS — 1.2%
ArcelorMittal	164,900	5,609,898

TRANSPORT-SERVICES — 0.7%
United Parcel Service, Inc., Class B	55,950	3,003,396

WEB PORTALS/ISP — 6.7%
Google, Inc., Class A†	52,910	28,366,109
Yahoo!, Inc.†	165,800	2,636,220

		31,002,329

WIRELESS EQUIPMENT — 3.7%
QUALCOMM, Inc.	406,700	16,841,447

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $423,660,887)		459,226,090

Short-Term Investment Securities — 0.1%

TIME DEPOSIT — 0.1%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 11/02/09 (cost $585,000)	$585,000	585,000

TOTAL INVESTMENTS (cost $424,245,887)(1)	100.0%	459,811,090
Liabilities in excess of other assets	0.0	(55,450)

NET ASSETS	100.0%	$459,755,640

†	Non-income producing security

(1)	See Note 4 for cost of investments on a tax basis.

ADR	— American Depository Receipt
The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2009 (see Note 1):

			Level 3-Signifcant
	Level 1 - Unadjusted	Level 2- Other	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total

Long-Term Investment Securities:
Common Stock:
Computers	$46,151,804	$—	$—	$46,151,804
Diversified Banking Institutions	44,729,437	—	—	44,729,437
Diversified Manufacturing Operations	28,126,512			28,126,512
Medical-Biomedical/Gene	27,636,196	—	—	27,636,196
Retail-Discount	27,298,037	—	—	27,298,037
Web Portals/ISP	31,002,329	—	—	31,002,329
Other Industries*	254,281,775	—	—	254,281,775
Short-Term Investment Securities:
Time Deposit	—	585,000	—	585,000

Total	$459,226,090	$585,000	$—	$459,811,090

*    Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.
See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
CAPITAL GROWTH PORTFOLIO
Portfolio of Investments — October 31, 2009
(unaudited)

Common Stock — 99.4%	Shares/ Principal Amount	Market Value (Note 1)

AEROSPACE/DEFENSE — 1.7%
General Dynamics Corp.	6,480	$406,296
Lockheed Martin Corp.	10,450	718,855

		1,125,151

AEROSPACE/DEFENSE-EQUIPMENT — 0.5%
Goodrich Corp.	6,030	327,730

AGRICULTURAL CHEMICALS — 2.8%
Monsanto Co.	19,640	1,319,415
Potash Corp. of Saskatchewan, Inc.	6,310	585,442

		1,904,857

APPAREL MANUFACTURERS — 2.0%
Coach, Inc.	26,730	881,288
Polo Ralph Lauren Corp.	5,690	423,450

		1,304,738

APPLICATIONS SOFTWARE — 1.9%
Microsoft Corp.	34,630	960,290
Salesforce.com, Inc.†	5,830	330,852

		1,291,142

ATHLETIC FOOTWEAR — 0.8%
NIKE, Inc., Class B	8,120	504,902

BANKS-SUPER REGIONAL — 0.7%
Wells Fargo & Co.	15,980	439,770

BEVERAGES-NON-ALCOHOLIC — 2.0%
PepsiCo, Inc.	22,300	1,350,265

CABLE/SATELLITE TV — 1.1%
Cablevision Systems Corp., Class A	31,580	725,077

CELLULAR TELECOM — 1.0%
NII Holdings, Inc.†	23,620	636,087

COMMERCIAL SERVICES — 0.6%
Quanta Services, Inc.†	18,280	387,536

COMMERCIAL SERVICES-FINANCE — 4.0%
Mastercard, Inc., Class A	5,860	1,283,457
Visa, Inc., Class A	18,360	1,390,954

		2,674,411

COMPUTER SERVICES — 0.9%
Accenture PLC Class A	16,960	628,877

COMPUTERS — 7.4%
Apple, Inc.†	10,600	1,998,100
Dell, Inc.†	28,200	408,618
Hewlett-Packard Co.	32,100	1,523,466
Research In Motion, Ltd.†	16,950	995,473

		4,925,657

COMPUTERS-MEMORY DEVICES — 1.0%
NetApp, Inc.†	24,800	670,840

CONSULTING SERVICES — 0.1%
Verisk Analytics, Inc., Class A†	2,430	66,655

COSMETICS & TOILETRIES — 1.0%
Colgate-Palmolive Co.	8,580	674,645

DECISION SUPPORT SOFTWARE — 0.9%
MSCI, Inc., Class A†	19,300	586,720

DENTAL SUPPLIES & EQUIPMENT — 0.8%
DENTSPLY International, Inc.	16,680	549,773

DISPOSABLE MEDICAL PRODUCTS — 0.4%
C.R. Bard, Inc.	3,950	296,527

DIVERSIFIED BANKING INSTITUTIONS — 3.6%
Credit Suisse Group AG(1)	15,253	814,726
JPMorgan Chase & Co.	9,600	400,992
Julius Baer Group, Ltd.	8,601	323,785
The Goldman Sachs Group, Inc.	5,060	861,060

		2,400,563

E-COMMERCE/PRODUCTS — 0.7%
Amazon.com, Inc.†	4,207	499,834

E-COMMERCE/SERVICES — 1.2%
eBay, Inc.†	34,700	772,769

ELECTRONIC COMPONENTS-SEMICONDUCTORS — 4.3%
Broadcom Corp., Class A†	28,110	748,007
MEMC Electronic Materials, Inc.†	32,070	398,309
NVIDIA Corp.†	72,500	867,100
Texas Instruments, Inc.	35,820	839,979

		2,853,395

ELECTRONIC FORMS — 1.6%
Adobe Systems, Inc.†	31,480	1,036,951

ENERGY-ALTERNATE SOURCES — 0.5%
First Solar, Inc.†	2,870	349,939

ENGINEERING/R&D SERVICES — 1.5%
ABB, Ltd.†(1)	52,882	985,143

ENTERPRISE SOFTWARE/SERVICE — 1.6%
Oracle Corp.	52,300	1,103,530

FINANCE-INVESTMENT BANKER/BROKER — 0.9%
The Charles Schwab Corp.	34,200	593,028

FINANCE-OTHER SERVICES — 2.2%
BM&FBOVESPA SA	82,000	530,654
IntercontinentalExchange, Inc.†	9,570	958,818

		1,489,472

FOOD-MISC. — 3.0%
Cadbury PLC(1)	46,223	582,239
Nestle SA(1)	30,488	1,417,235

		1,999,474

INDUSTRIAL GASES — 1.5%
Praxair, Inc.	12,840	1,020,010

INSTRUMENTS-SCIENTIFIC — 1.4%
Thermo Fisher Scientific, Inc.†	21,200	954,000

INTERNET INFRASTRUCTURE SOFTWARE — 0.5%
F5 Networks, Inc.†	7,590	340,715

INVESTMENT MANAGEMENT/ADVISOR SERVICES — 0.4%
T. Rowe Price Group, Inc.	6,120	298,228

MACHINERY-CONSTRUCTION & MINING — 0.7%
Joy Global, Inc.	9,280	467,805

MEDICAL PRODUCTS — 3.1%
Baxter International, Inc.	23,380	1,263,923
Henry Schein, Inc.†	9,830	519,319
Stryker Corp.	6,410	294,860

		2,078,102

MEDICAL-BIOMEDICAL/GENE — 4.7%
Amgen, Inc.†	11,070	594,791
Celgene Corp.†	18,120	925,026
Gilead Sciences, Inc.†	23,720	1,009,286

Illumina, Inc.†	9,640	309,444
Vertex Pharmaceuticals, Inc.†	8,580	287,945

		3,126,492

MEDICAL-DRUGS — 3.5%
Allergan, Inc.	14,160	796,500
Novo Nordisk A/S, Class B(1)	6,020	374,380
Roche Holding AG(1)	4,252	681,263
Shire PLC(1)	27,130	479,861

		2,332,004

MULTIMEDIA — 1.3%
The McGraw-Hill Cos., Inc.	15,000	431,700
The Walt Disney Co.	15,000	410,550

		842,250

NETWORKING PRODUCTS — 0.7%
Juniper Networks, Inc.†	18,750	478,312

OIL COMPANIES-EXPLORATION & PRODUCTION — 6.1%
Apache Corp.	6,810	640,957
Occidental Petroleum Corp.	16,600	1,259,608
Range Resources Corp.	12,940	647,647
Southwestern Energy Co.†	9,270	403,987
XTO Energy, Inc.	26,727	1,110,774

		4,062,973

OIL FIELD MACHINERY & EQUIPMENT — 0.8%
Cameron International Corp.†	14,110	521,647

OIL-FIELD SERVICES — 2.4%
Halliburton Co.	20,900	610,489
Schlumberger, Ltd.	16,440	1,022,568

		1,633,057

PHARMACY SERVICES — 2.8%
Express Scripts, Inc.†	15,780	1,261,138
Medco Health Solutions, Inc.†	10,660	598,239

		1,859,377

REAL ESTATE MANAGEMENT/SERVICES — 0.5%
Jones Lang LaSalle, Inc.	7,100	332,635

RETAIL-BEDDING — 0.3%
Bed Bath & Beyond, Inc.†	5,920	208,443

RETAIL-DISCOUNT — 1.9%
Target Corp.	5,800	280,894
Wal-Mart Stores, Inc.	20,290	1,008,007

		1,288,901

RETAIL-DRUG STORE — 0.3%
Walgreen Co.	5,500	208,065

RETAIL-OFFICE SUPPLIES — 0.8%
Staples, Inc.	24,300	527,310

RETAIL-RESTAURANTS — 0.6%
McDonald’s Corp.	7,310	428,439

SCHOOLS — 1.0%
Apollo Group, Inc., Class A†	11,450	653,795

SEMICONDUCTOR EQUIPMENT — 0.7%
Applied Materials, Inc.	38,700	472,140

TOBACCO — 0.9%
Philip Morris International, Inc.	13,320	630,835

TOYS — 0.9%
Nintendo Co., Ltd.(1)	2,470	629,852

TRANSPORT-RAIL — 0.5%
Burlington Northern Santa Fe Corp.	4,850	365,302

WEB PORTALS/ISP — 4.0%
Google, Inc., Class A†	5,030	2,696,684

WIRELESS EQUIPMENT — 4.4%
Crown Castle International Corp.†	31,170	941,957
QUALCOMM, Inc.	48,940	2,026,606

		2,968,563

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $63,447,048)		66,581,394

Repurchase Agreement — 0.7%

Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 10/30/09, to be repurchased 11/02/09 in the amount of $445,000 and collateralized by $440,000 of Federal Home Loan Bank Bonds, bearing interest at 3.38% due 09/17/10 and having approximate value of $457,424 (cost $445,000)	$445,000	445,000

TOTAL INVESTMENTS (cost $63,892,048)(2)	100.1%	67,026,394
Liabilities in excess of other assets	(0.1)	(35,815)

NET ASSETS	100.0%	$66,990,579

†	Non-income producing security

(1)	Security was valued using the fair value procedures at October 31, 2009. The aggregate value of these securities was $5,964,699 representing 8.9% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.

(2)	See Note 4 for cost of investments on a tax basis.
The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2009 (see Note 1):

				Level 3-Signifcant
	Level 1 - Unadjusted	Level 2- Other		Unobservable
	Quoted Prices	Observable Inputs		Inputs	Total

Long-Term Investment Securities:
Common Stock:
Computers	$4,925,657	$—		$—	$4,925,657
Oil Companies-Exploration & Production	4,062,973			—	4,062,973
Other Industries*	51,628,065	5,964,699	@	—	57,592,764
Repurchase Agreement	—	445,000		—	445,000

Total	$60,616,695	$6,409,699		$—	$67,026,394

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.

@	Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these investment securities were classified as Level 2 instead of Level 1. (See Note 1)
See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
MFS MASSACHUSETTS INVESTORS TRUST PORTFOLIO
Portfolio of Investments — October 31, 2009
(unaudited)

Common Stock — 98.0%	Shares/ Principal Amount	Market Value (Note 1)

AEROSPACE/DEFENSE — 1.5%
Lockheed Martin Corp.	41,930	$2,884,365

AEROSPACE/DEFENSE-EQUIPMENT — 1.9%
United Technologies Corp.	59,790	3,674,096

AGRICULTURAL CHEMICALS — 0.5%
Monsanto Co.	14,300	960,674

ATHLETIC FOOTWEAR — 1.6%
NIKE, Inc., Class B	49,590	3,083,506

AUTO-CARS/LIGHT TRUCKS — 0.6%
Bayerische Motoren Werke AG(2)	25,410	1,241,567

BANKS-FIDUCIARY — 2.9%
State Street Corp.	70,130	2,944,057
The Bank of New York Mellon Corp.	103,054	2,747,420

		5,691,477

BANKS-SUPER REGIONAL — 1.6%
Wells Fargo & Co.	115,420	3,176,358

BEVERAGES-NON-ALCOHOLIC — 1.3%
PepsiCo, Inc.	42,352	2,564,414

BEVERAGES-WINE/SPIRITS — 1.3%
Diageo PLC(2)	152,530	2,485,976

BREWERY — 1.0%
Heineken NV(2)	43,090	1,907,935

CASINO SERVICES — 0.4%
International Game Technology	44,180	788,171

CELLULAR TELECOM — 1.1%
America Movil SAB de CV, Series L ADR	14,190	626,205
Rogers Communications, Inc., Class B	49,310	1,446,876

		2,073,081

COATINGS/PAINT — 0.8%
The Sherwin-Williams Co.	26,260	1,497,870

COMMERCIAL SERVICES-FINANCE — 2.0%
Mastercard, Inc., Class A	9,270	2,030,315
Visa, Inc., Class A	25,110	1,902,334

		3,932,649

COMPUTERS — 4.9%
Apple, Inc.†	19,440	3,664,440
Hewlett-Packard Co.	95,600	4,537,176
International Business Machines Corp.	11,780	1,420,786

		9,622,402

COMPUTERS-MEMORY DEVICES — 0.7%
EMC Corp.†	87,690	1,444,254

COSMETICS & TOILETRIES — 3.3%
Colgate-Palmolive Co.	23,910	1,880,043
The Procter & Gamble Co.	79,170	4,591,860

		6,471,903

CRUISE LINES — 0.6%
Carnival Corp.	42,920	1,249,830

DIVERSIFIED BANKING INSTITUTIONS — 5.9%
Bank of America Corp.	232,950	3,396,411
JPMorgan Chase & Co.	127,590	5,329,435
The Goldman Sachs Group, Inc.	16,730	2,846,944

		11,572,790

DIVERSIFIED MANUFACTURING OPERATIONS — 2.8%
3M Co.	31,860	2,343,940
Danaher Corp.	44,930	3,065,574

		5,409,514

ELECTRIC-INTEGRATED — 2.3%
American Electric Power Co., Inc.	23,650	714,703
Exelon Corp.	29,160	1,369,354
FPL Group, Inc.	23,060	1,132,246
Wisconsin Energy Corp.	27,470	1,199,615

		4,415,918

ELECTRONIC COMPONENTS-SEMICONDUCTORS — 4.2%
Intel Corp.	208,850	3,991,123
National Semiconductor Corp.	128,950	1,668,613
Samsung Electronics Co., Ltd. GDR†*	2,489	757,901
Samsung Electronics Co., Ltd. GDR(2)	6,075	1,840,292

		8,257,929

ENTERPRISE SOFTWARE/SERVICE — 2.2%
Oracle Corp.	201,170	4,244,687

FINANCE-CREDIT CARD — 0.6%
American Express Co.	35,560	1,238,910

FINANCE-INVESTMENT BANKER/BROKER — 0.6%
The Charles Schwab Corp.	71,770	1,244,492

FOOD-MISC. — 2.1%
General Mills, Inc.	19,060	1,256,435
Nestle SA(2)	61,283	2,848,741

		4,105,176

GAMBLING (NON-HOTEL) — 0.2%
Ladbrokes PLC(2)	232,354	463,217

HOTEL/MOTELS — 0.4%
Starwood Hotels & Resorts Worldwide, Inc.	29,310	851,749

INDUSTRIAL AUTOMATED/ROBOTIC — 0.7%
Rockwell Automation, Inc.	33,040	1,352,988

INDUSTRIAL GASES — 2.1%
Linde AG(2)	22,710	2,374,925
Praxair, Inc.	20,570	1,634,081

		4,009,006

INSURANCE-LIFE/HEALTH — 0.8%
Aflac, Inc.	38,320	1,589,897

INSURANCE-MULTI-LINE — 0.5%
MetLife, Inc.	29,130	991,294

INSURANCE-PROPERTY/CASUALTY — 1.1%
The Travelers Cos., Inc.	41,820	2,082,218

INTERNET SECURITY — 0.6%
VeriSign, Inc.†	53,920	1,229,915

INVESTMENT MANAGEMENT/ADVISOR SERVICES — 0.8%
Franklin Resources, Inc.	15,210	1,591,422

MEDICAL INSTRUMENTS — 2.6%
Medtronic, Inc.	95,350	3,403,995
St. Jude Medical, Inc.†	50,870	1,733,650

		5,137,645

MEDICAL PRODUCTS — 3.3%
Becton, Dickinson and Co.	29,840	2,039,863
Johnson & Johnson	76,200	4,499,610

		6,539,473

MEDICAL-BIOMEDICAL/GENE — 2.1%
Genzyme Corp.†	53,550	2,709,630
Gilead Sciences, Inc.†	34,600	1,472,230

		4,181,860

MEDICAL-DRUGS — 3.1%
Abbott Laboratories	87,320	4,415,772
Roche Holding AG(2)	9,930	1,591,003

		6,006,775

MEDICAL-GENERIC DRUGS — 1.1%
Teva Pharmaceutical Industries, Ltd. ADR	44,090	2,225,663

MULTIMEDIA — 1.8%
The Walt Disney Co.	130,730	3,578,080

NETWORKING PRODUCTS — 2.2%
Cisco Systems, Inc.†	187,900	4,293,515

OIL & GAS DRILLING — 1.3%
Noble Corp.	37,780	1,539,157
Transocean, Ltd.†	12,410	1,041,323

		2,580,480

OIL COMPANIES-EXPLORATION & PRODUCTION — 3.8%
EOG Resources, Inc.	12,430	1,015,034
Noble Energy, Inc.	28,940	1,899,332
Occidental Petroleum Corp.	32,630	2,475,965
Questar Corp.	49,830	1,985,227

		7,375,558

OIL COMPANIES-INTEGRATED — 5.0%
Chevron Corp.	47,720	3,652,489
Exxon Mobil Corp.	26,390	1,891,371
Hess Corp.	38,810	2,124,460
Total SA ADR	34,370	2,064,606

		9,732,926

OIL-FIELD SERVICES — 1.2%
Halliburton Co.	76,890	2,245,957

RETAIL-APPAREL/SHOE — 0.6%
Nordstrom, Inc.	37,480	1,191,114

RETAIL-DISCOUNT — 1.5%
Target Corp.	62,460	3,024,938

RETAIL-DRUG STORE — 1.7%
CVS Caremark Corp.	92,900	3,279,370

RETAIL-OFFICE SUPPLIES — 1.2%
Staples, Inc.	103,480	2,245,516

SOAP & CLEANING PREPARATION — 1.2%
Reckitt Benckiser Group PLC(2)	48,680	2,420,377

TELECOM SERVICES — 0.8%
Amdocs, Ltd.†	59,990	1,511,748

TELEPHONE-INTEGRATED — 2.0%
AT&T, Inc.	152,820	3,922,889

TOBACCO — 1.5%
Philip Morris International, Inc.	62,820	2,975,155

TRANSPORT-SERVICES — 1.2%
Expeditors International of Washington, Inc.	28,740	926,003
FedEx Corp.	19,850	1,442,896

		2,368,899

WEB PORTALS/ISP — 2.2%
Google, Inc., Class A†	7,990	4,283,599

WIRELESS EQUIPMENT — 0.7%
American Tower Corp., Class A†	35,580	1,310,056

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $184,414,787)		191,833,243

Short-Term Investment Securities — 1.6%

COMMERCIAL PAPER — 1.6%
Toyota Motor Credit 0.09% due 11/02/09 (cost $3,114,992)	3,115,000	3,114,992

TOTAL INVESTMENTS (cost $187,529,779) (1)	99.6%	194,948,235
Other assets less liabilities	0.4	784,377

NET ASSETS	100.0%	$195,732,612

†	Non-income producing security

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2009, the aggregate value of these securities was $757,901 representing 0.4% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	See Note 4 for cost of investments on a tax basis.

(2)	Security was valued using fair value procedures at October 31, 2009. The aggregate value of these securities was $17,174,033 representing 8.8% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.

ADR — American Depository Receipt

GDR — Global Depository Reciept
The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2009 (see Note 1):

				Level 3-Signifcant
	Level 1 - Unadjusted	Level 2- Other		Unobservable
	Quoted Prices	Observable Inputs		Inputs	Total

Long-Term Investment Securities:
Common Stock:
Diversified Banking Institutions	$11,572,790	$—		$—	$11,572,790
Oil Companies-Integrated	9,732,926	—		—	9,732,926
Other Industries*	153,353,494	17,174,033	@	—	170,527,527
Short-Term Investment Securities:
Commercial Paper	—	3,114,992		—	3,114,992

Total	$174,659,210	$20,289,025		$—	$194,948,235

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.

@	Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these investment securities were classified as Level 2 instead of Level 1. (See Note 1)
See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
FUNDAMENTAL GROWTH PORTFOLIO
Portfolio of Investments — October 31, 2009
(unaudited)

Common Stock — 99.7%	Shares/ Principal Amount	Market Value (Note 1)

AIRLINES — 0.6%
Delta Air Lines, Inc.†	130,590	$932,413

APPAREL MANUFACTURERS — 1.5%
Coach, Inc.	69,380	2,287,459

APPLICATIONS SOFTWARE — 5.1%
Microsoft Corp.	272,870	7,566,685

AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL — 0.8%
Johnson Controls, Inc.	47,720	1,141,462

BEVERAGES-NON-ALCOHOLIC — 0.4%
Coca-Cola Enterprises, Inc.	33,250	634,078

CABLE/SATELLITE TV — 2.2%
The DirecTV Group, Inc.†	124,490	3,274,087

COAL — 1.6%
Peabody Energy Corp.	58,451	2,314,075

COMMERCIAL SERVICES — 1.4%
Alliance Data Systems Corp.†	37,113	2,040,473

COMMERCIAL SERVICES-FINANCE — 1.4%
Mastercard, Inc., Class A	9,320	2,041,266

COMPUTERS — 9.1%
Apple, Inc.†	43,294	8,160,919
Hewlett-Packard Co.	69,980	3,321,251
International Business Machines Corp.	16,050	1,935,790

		13,417,960

COMPUTERS-MEMORY DEVICES — 1.0%
EMC Corp.†	86,750	1,428,773

COSMETICS & TOILETRIES — 1.7%
Avon Products, Inc.	77,990	2,499,579

DIVERSIFIED BANKING INSTITUTIONS — 3.2%
Bank of America Corp.	199,090	2,902,732
JP Morgan Chase & Co.	44,810	1,871,714

		4,774,446

DIVERSIFIED MANUFACTURING OPERATIONS — 5.1%
Illinois Tool Works, Inc.	50,900	2,337,328
Ingersoll-Rand PLC	78,859	2,491,156
Tyco International, Ltd.	81,770	2,743,383

		7,571,867

E-COMMERCE/PRODUCTS — 1.9%
Amazon.com, Inc.†	23,860	2,834,807

E-COMMERCE/SERVICES — 2.5%
eBay, Inc.†	100,150	2,230,341
Expedia, Inc.†	61,220	1,387,857

		3,618,198

ELECTRONIC COMPONENTS-MISC. — 1.1%
Tyco Electronics, Ltd.	73,340	1,558,475

ELECTRONIC COMPONENTS-SEMICONDUCTORS — 2.5%
Broadcom Corp., Class A†	81,064	2,157,113
Micron Technology, Inc.†	228,890	1,554,163

		3,711,276

ELECTRONIC CONNECTORS — 0.9%
Amphenol Corp., Class A	32,970	1,322,756

ENGINEERING/R&D SERVICES — 1.4%
Foster Wheeler AG†	76,350	2,137,036

ENTERPRISE SOFTWARE/SERVICE — 2.8%
Oracle Corp.	194,640	4,106,904

ENTERTAINMENT SOFTWARE — 0.8%
Activision Blizzard, Inc.†	109,350	1,184,261

FINANCE-CREDIT CARD — 1.6%
American Express Co.	66,000	2,299,440

INDUSTRIAL AUTOMATED/ROBOTIC — 1.2%
Rockwell Automation, Inc.	44,780	1,833,741

INDUSTRIAL GASES — 2.3%
Air Products & Chemicals, Inc.	43,780	3,376,751

INSTRUMENTS-SCIENTIFIC — 1.3%
Thermo Fisher Scientific, Inc.†	43,210	1,944,450

INVESTMENT MANAGEMENT/ADVISOR SERVICES — 0.9%
Invesco, Ltd.	63,490	1,342,814

MEDICAL PRODUCTS — 1.8%
Baxter International, Inc.	17,690	956,322
Covidien PLC	40,560	1,708,387

		2,664,709

MEDICAL-BIOMEDICAL/GENE — 2.2%
Celgene Corp.†	35,440	1,809,212
Gilead Sciences, Inc.†	35,315	1,502,653

		3,311,865

MEDICAL-GENERIC DRUGS — 2.0%
Teva Pharmaceutical Industries, Ltd. ADR	59,240	2,990,435

MEDICAL-HMO — 1.0%
UnitedHealth Group, Inc.	57,960	1,504,062

METAL-COPPER — 2.9%
Freeport-McMoRan Copper & Gold, Inc.†	57,942	4,250,625

NETWORKING PRODUCTS — 5.2%
Cisco Systems, Inc.†	225,860	5,160,901
Juniper Networks, Inc.†	100,260	2,557,633

		7,718,534

OIL & GAS DRILLING — 2.9%
Noble Corp.	59,650	2,430,141
Transocean, Ltd.†	22,597	1,896,114

		4,326,255

OIL COMPANIES-EXPLORATION & PRODUCTION — 1.5%
Noble Energy, Inc.	34,850	2,287,205

OIL COMPANIES-INTEGRATED — 1.4%
Suncor Energy, Inc.	61,780	2,039,976

PHARMACY SERVICES — 0.8%
Express Scripts, Inc.†	14,660	1,171,627

RETAIL-CONSUMER ELECTRONICS — 1.7%
Best Buy Co., Inc.	64,210	2,451,538

RETAIL-DRUG STORE — 2.3%
CVS Caremark Corp.	95,622	3,375,457

RETAIL-MAJOR DEPARTMENT STORES — 1.5%
TJX Cos., Inc.	58,380	2,180,493

RETAIL-RESTAURANTS — 1.4%
Yum! Brands, Inc.	62,464	2,058,189

WEB HOSTING/DESIGN — 1.6%
Equinix, Inc.†	27,073	2,309,868

WEB PORTALS/ISP — 6.5%
Google, Inc., Class A†	11,620	6,229,714
Yahoo!, Inc.†	209,600	3,332,640

		9,562,354

WIRELESS EQUIPMENT — 6.7%
American Tower Corp., Class A†	83,871	3,088,130
Motorola, Inc.	554,020	4,747,952
QUALCOMM, Inc.	49,057	2,031,450

		9,867,532

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $137,119,550)		147,266,256

Short-Term Investment Securities — 0.2%

TIME DEPOSIT — 0.2%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 11/02/09 (cost $245,000)	$245,000	245,000

TOTAL INVESTMENTS (cost $137,364,550)(1)	99.9%	147,511,256
Other assets less liabilities	0.1	210,653

NET ASSETS	100.0%	$147,721,909

†	Non-income producing security

(1)	See Note 4 for cost of investments on a tax basis.

ADR	— American Depository Receipt
The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2009 (see Note 1):

			Level 3-Signifcant
	Level 1 - Unadjusted	Level 2- Other	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total

Long-Term Investment Securities:
Common Stock:
Applications Software	$7,566,685	$—	$—	$7,566,685
Computers	13,417,960	—	—	13,417,960
Diversified Manufacturing Operations	7,571,867	—	—	7,571,867
Networking Products	7,718,534	—	—	7,718,534
Web Portals/ISP	9,562,354	—	—	9,562,354
Wireless Equipment	9,867,532	—	—	9,867,532
Other Industries*	91,561,324	—	—	91,561,324
Short-Term Investment Securities:
Time Deposit	—	245,000	—	245,000

Total	$147,266,256	$245,000	$—	$147,511,256

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.
See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
BLUE CHIP GROWTH PORTFOLIO
Portfolio of Investments — October 31, 2009
(unaudited)

Common Stock — 95.8%	Shares/ Principal Amount	Market Value (Note 1)

AEROSPACE/DEFENSE — 1.7%
Lockheed Martin Corp.	3,200	$220,128
Raytheon Co.	7,700	348,656

		568,784

AEROSPACE/DEFENSE-EQUIPMENT — 1.3%
United Technologies Corp.	7,200	442,440

AGRICULTURAL CHEMICALS — 1.3%
Monsanto Co.	5,284	354,979
Potash Corp. of Saskatchewan, Inc.	900	83,502

		438,481

APPAREL MANUFACTURERS — 1.2%
Coach, Inc.	11,600	382,452

APPLICATIONS SOFTWARE — 2.5%
Microsoft Corp.	29,600	820,808

AUTO-HEAVY DUTY TRUCKS — 0.5%
Navistar International Corp.†	4,700	155,758

BEVERAGES-NON-ALCOHOLIC — 3.3%
PepsiCo, Inc.	18,104	1,096,197

CASINO HOTELS — 0.8%
Wynn Resorts, Ltd.	4,700	254,834

COMMERCIAL SERVICES-FINANCE — 2.1%
Visa, Inc., Class A	9,300	704,568

COMPUTER SERVICES — 0.5%
Cognizant Technology Solutions Corp., Class A†	4,200	162,330

COMPUTERS — 9.9%
Apple, Inc.†	7,650	1,442,025
Hewlett-Packard Co.	21,900	1,039,374
International Business Machines Corp.	4,100	494,501
Research In Motion, Ltd.†	5,050	296,587

		3,272,487

CONSULTING SERVICES — 0.9%
FTI Consulting, Inc.†	7,700	314,237

COSMETICS & TOILETRIES — 1.1%
The Procter & Gamble Co.	6,000	348,000

DIVERSIFIED BANKING INSTITUTIONS — 2.6%
JP Morgan Chase & Co.	8,300	346,691
The Goldman Sachs Group, Inc.	3,100	527,527

		874,218

DIVERSIFIED MANUFACTURING OPERATIONS — 1.1%
Danaher Corp.	5,500	375,265

E-COMMERCE/PRODUCTS — 1.3%
Amazon.com, Inc.†	3,700	439,597

ELECTRIC PRODUCTS-MISC. — 1.8%
AMETEK, Inc.	10,000	348,900
Emerson Electric Co.	7,000	264,250

		613,150

ELECTRONIC COMPONENTS-SEMICONDUCTORS — 3.8%
Avago Technologies, Ltd.†	15,624	234,360
Broadcom Corp., Class A†	8,500	226,185
Intel Corp.	29,500	563,745
MEMC Electronic Materials, Inc.†	12,800	158,976
Texas Instruments, Inc.	3,500	82,075

		1,265,341

ELECTRONIC FORMS — 0.7%
Adobe Systems, Inc.†	7,188	236,773

ELECTRONIC MEASUREMENT INSTRUMENTS — 0.5%
Agilent Technologies, Inc.†	7,300	180,602

ENTERPRISE SOFTWARE/SERVICE — 1.9%
Oracle Corp.	29,300	618,230

FINANCE-CREDIT CARD — 0.9%
Discover Financial Services	21,500	304,010

FINANCE-INVESTMENT BANKER/BROKER — 1.1%
The Charles Schwab Corp.	21,100	365,874

FOOD-DAIRY PRODUCTS — 0.5%
Dean Foods Co.†	9,700	176,831

INDUSTRIAL GASES — 0.5%
Praxair, Inc.	2,100	166,824

INSTRUMENTS-SCIENTIFIC — 2.3%
Thermo Fisher Scientific, Inc.†	16,996	764,820

INSURANCE-MULTI-LINE — 0.5%
Genworth Financial, Inc., Class A†	15,900	168,858

INTERNET SECURITY — 0.9%
Symantec Corp.†	16,000	281,280

INVESTMENT MANAGEMENT/ADVISOR SERVICES — 1.7%
Invesco, Ltd.	26,900	568,935

MEDICAL INSTRUMENTS — 1.5%
Medtronic, Inc.	6,500	232,050
St. Jude Medical, Inc.†	7,600	259,008

		491,058

MEDICAL LABS & TESTING SERVICES — 0.7%
Laboratory Corp. of America Holdings†	3,300	227,337

MEDICAL PRODUCTS — 1.7%
Baxter International, Inc.	5,500	297,330
Johnson & Johnson	4,700	277,535

		574,865

MEDICAL-BIOMEDICAL/GENE — 3.8%
Amgen, Inc.†	4,000	214,920
Celgene Corp.†	6,500	331,825
Genzyme Corp.†	1,500	75,900
Gilead Sciences, Inc.†	14,800	629,740

		1,252,385

MEDICAL-DRUGS — 1.1%
Abbott Laboratories	7,000	353,990

MEDICAL-GENERIC DRUGS — 2.2%
Mylan, Inc.†	27,700	449,848
Teva Pharmaceutical Industries, Ltd. ADR	5,359	270,522

		720,370

MEDICAL-HMO — 0.7%
UnitedHealth Group, Inc.	9,200	238,740

METAL-COPPER — 0.7%
Freeport-McMoRan Copper & Gold, Inc.†	3,300	242,088

MULTIMEDIA — 0.8%
Time Warner, Inc.	9,200	277,104

NETWORKING PRODUCTS — 2.4%
Cisco Systems, Inc.†	35,500	811,175

OIL & GAS DRILLING — 1.1%
Transocean, Ltd.†	4,278	358,967

OIL COMPANIES-EXPLORATION & PRODUCTION — 3.9%
Apache Corp.	2,050	192,946
Devon Energy Corp.	1,950	126,185
Occidental Petroleum Corp.	4,700	356,636
Ultra Petroleum Corp.†	3,400	165,070
XTO Energy, Inc.	11,300	469,628

		1,310,465

OIL COMPANIES-INTEGRATED — 1.3%
Exxon Mobil Corp.	5,900	422,853

OIL-FIELD SERVICES — 1.7%
Schlumberger, Ltd.	9,250	575,350

PHARMACY SERVICES — 0.7%
Express Scripts, Inc.†	2,700	215,784

RETAIL-APPAREL/SHOE — 0.6%
American Eagle Outfitters, Inc.	11,400	199,386

RETAIL-BUILDING PRODUCTS — 0.5%
Lowe’s Cos., Inc.	8,100	158,517

RETAIL-COMPUTER EQUIPMENT — 0.7%
GameStop Corp., Class A†	9,800	238,042

RETAIL-CONSUMER ELECTRONICS — 0.8%
Best Buy Co., Inc.	6,600	251,988

RETAIL-DISCOUNT — 1.5%
Target Corp.	4,400	213,092
Wal-Mart Stores, Inc.	6,000	298,080

		511,172

RETAIL-DRUG STORE — 2.9%
CVS Caremark Corp.	27,390	966,867

RETAIL-OFFICE SUPPLIES — 0.9%
Staples, Inc.	14,300	310,310

RETAIL-REGIONAL DEPARTMENT STORES — 1.2%
Kohl’s Corp.†	6,700	383,374

RETAIL-RESTAURANTS — 1.6%
Burger King Holdings, Inc.	13,000	223,080
McDonald’s Corp.	5,100	298,911

		521,991

SEMICONDUCTOR EQUIPMENT — 0.8%
ASML Holding NV	9,800	264,012

TELECOM EQUIPMENT-FIBER OPTICS — 0.6%
Corning, Inc.	13,600	198,696

TRANSPORT-RAIL — 1.1%
Union Pacific Corp.	6,800	374,952

WEB PORTALS/ISP — 4.6%
Google, Inc., Class A†	2,850	1,527,942

WIRELESS EQUIPMENT — 3.6%
American Tower Corp., Class A†	9,400	346,108
QUALCOMM, Inc.	20,400	844,764

		1,190,872

X-RAY EQUIPMENT — 0.9%
Hologic, Inc.†	19,750	291,905

TOTAL COMMON STOCK (cost $30,967,757)		31,824,541

Exchange Traded Funds — 2.0%

SECTOR FUND — FINANCIAL SERVICES — 2.0%
Financial Select Sector SPDR Fund (cost $569,152)	46,714	654,930

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $31,536,909)		32,479,471

Repurchase Agreement — 2.1%

State Street Bank & Trust Co. Joint Repurchase Agreement(1) (cost $706,000)	$706,000	706,000

TOTAL INVESTMENTS (cost $32,242,909)(2)	99.9%	33,185,471
Other assets less liabilities	0.1	28,479

NET ASSETS	100.0%	$33,213,950

†	Non-income producing security

(1)	See Note 2 for details of Joint Repurchase Agreements.

(2)	See Note 4 for cost of investments on a tax basis.

ADR	— American Depository Receipt
The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2009 (see Note 1):

			Level 3-Signifcant
	Level 1 - Unadjusted	Level 2- Other	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total

Long-Term Investment Securities:
Common Stock:
Computers	$3,272,487	$—	$—	$3,272,487
Other Industries*	28,552,054	—	—	28,552,054
Exchange Traded Funds	654,930	—	—	654,930
Repurchase Agreements	—	706,000	—	706,000

Total	$32,479,471	$706,000	$—	$33,185,471

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.
See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
REAL ESTATE PORTFOLIO
Portfolio of Investments — October 31, 2009
(unaudited)

Common Stock — 90.7%	Shares/ Principal Amount	Market Value (Note 1)

REAL ESTATE INVESTMENT TRUSTS — 79.8%
Alexandria Real Estate Equities, Inc.	178,600	$9,674,762
American Campus Communities, Inc.	396,700	10,718,834
Boston Properties, Inc.	132,755	8,067,521
CBL & Associates Properties, Inc.	327,960	2,676,154
Cogdell Spencer, Inc.	560,750	2,601,880
Corporate Office Properties Trust	345,400	11,463,826
Cousins Properties, Inc.	610,745	4,470,653
DCT Industrial Trust, Inc.	1,745,100	7,905,303
Digital Realty Trust, Inc.	225,100	10,158,763
Douglas Emmett, Inc.	786,890	9,285,302
Essex Property Trust, Inc.	122,072	9,177,373
Federal Realty Investment Trust	148,930	8,791,338
Host Hotels & Resorts, Inc.	402,500	4,069,275
LaSalle Hotel Properties	241,000	4,135,560
ProLogis	421,700	4,777,861
Regency Centers Corp.	223,900	7,511,845
Simon Property Group, Inc.	157,700	10,706,253
Taubman Centers, Inc.	293,760	8,962,618
The Macerich Co.	27,700	825,460
U-Store-It Trust	324,300	1,848,510
Ventas, Inc.	284,000	11,396,920
Vornado Realty Trust	135,695	8,081,994

		157,308,005

REAL ESTATE OPERATIONS & DEVELOPMENT — 6.1%
Brookfield Asset Management, Inc., Class A	198,700	4,152,830
Forest City Enterprises, Inc., Class A†	913,555	7,966,200

		12,119,030

TRANSPORT-MARINE — 2.5%
Alexander & Baldwin, Inc.	171,900	4,955,877

TRANSPORT-RAIL — 2.3%
Burlington Northern Santa Fe Corp.	59,000	4,443,880

TOTAL COMMON STOCK (cost $187,725,991)		178,826,792

Preferred Stock — 4.5%

REAL ESTATE INVESTMENT TRUSTS — 4.5%
AMB Property Corp. Series M 6.75%	93,800	1,921,962
CBL & Associates Properties, Inc. Series D 7.38%	75,800	1,341,660
Digital Realty Trust, Inc. Series D 5.50%	53,000	1,245,500
Equity Residential Properties, Series E 7.00% (convertible)	13,600	438,600
SL Green Realty Corp. Series C 7.63%	179,890	3,901,814

TOTAL PREFERRED STOCK (cost $5,235,035)		8,849,536

Convertible Bonds & Notes — 1.7%

REAL ESTATE INVESTMENT TRUSTS — 1.7%
Prologis Senior Notes 2.25% due 04/01/37	$3,105,000	2,832,651
SL Green Realty Corp. Senior Notes 3.00% due 03/30/27*	510,000	460,275

TOTAL CONVERTIBLE BONDS & NOTES (cost $1,734,286)		3,292,926

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $194,695,312)		190,969,254

Short-Term Investment Securities — 3.2%

COMMERCIAL PAPER — 3.2%
Societe Generale North America 0.12% due 11/02/09 (cost $6,425,978)	6,426,000	6,425,978

TOTAL INVESTMENTS (cost $201,121,290) (1)	100.1%	197,395,232
Liabilities in excess of other assets	(0.1)	(141,250)

NET ASSETS	100.0%	$197,253,982

†	Non-income producing security

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2009, the aggregate value of these securities was $460,275 representing 0.2% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	See Note 4 for cost of investments on a tax basis.
The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2009 (see Note 1):

			Level 3-Signifcant
	Level 1 - Unadjusted	Level 2- Other	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total

Long-Term Investment Securities:
Common Stock:
Real Estate Investment Trusts	$157,308,005	$—	$—	$157,308,005
Real Estate Operations & Development	12,119,030	—	—	12,119,030
Other Industries*	9,399,757	—	—	9,399,757
Preferred Stock	8,849,536	—	—	8,849,536
Convertible Bonds & Notes	—	3,292,926	—	3,292,926
Short-Term Investment Securities:
Commercial Paper	—	6,425,978	—	6,425,978

Total	$187,676,328	$9,718,904	$—	$197,395,232

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.
See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
SMALL COMPANY VALUE PORTFOLIO
Portfolio of Investments — October 31, 2009
(unaudited)

Common Stock — 98.1%	Shares/ Principal Amount	Market Value (Note 1)

ADVANCED MATERIALS — 0.3%
Ceradyne, Inc.†	18,900	$304,668

AIRLINES — 1.1%
Skywest, Inc.	90,005	1,257,370

AUTO-TRUCK TRAILERS — 0.2%
Wabash National Corp. †	144,400	283,024

AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL — 1.2%
Autoliv, Inc.	41,300	1,386,854

BANKS-COMMERCIAL — 2.3%
Chemical Financial Corp.	55,100	1,209,445
Peoples Bancorp, Inc.	12,800	137,472
TrustCo Bank Corp. NY	234,473	1,395,114

		2,742,031

BUILDING & CONSTRUCTION PRODUCTS-MISC. — 2.3%
Drew Industries, Inc.†	11,200	214,368
Gibraltar Industries, Inc.	119,400	1,291,908
Simpson Manufacturing Co., Inc.	49,300	1,153,127

		2,659,403

BUILDING PRODUCTS-DOORS & WINDOWS — 1.1%
Apogee Enterprises, Inc.	99,900	1,322,676

BUILDING PRODUCTS-WOOD — 1.6%
Universal Forest Products, Inc.	52,297	1,865,957

BUILDING-MAINTANCE & SERVICES — 1.3%
ABM Industries, Inc.	78,800	1,479,864

BUILDING-MOBILE HOME/MANUFACTURED HOUSING — 2.6%
Thor Industries, Inc.	85,400	2,239,188
Winnebago Industries, Inc.†	74,000	851,000

		3,090,188

BUILDING-RESIDENTIAL/COMMERCIAL — 2.3%
D.R. Horton, Inc.	92,500	1,013,800
M.D.C Holdings, Inc.	29,600	965,552
M/I Homes, Inc.†	60,100	671,317

		2,650,669

CHEMICALS-DIVERSIFIED — 2.0%
Westlake Chemical Corp.	95,300	2,314,837

CHEMICALS-SPECIALTY — 0.9%
Cabot Corp.	47,100	1,032,903

COAL — 0.6%
Arch Coal, Inc.	19,100	413,706
CONSOL Energy, Inc.	3,200	136,992
Peabody Energy Corp.	2,700	106,893

		657,591

COATINGS/PAINT — 1.5%
RPM International, Inc.	100,700	1,774,334

COMPUTERS-INTEGRATED SYSTEMS — 0.2%
Diebold, Inc.	9,000	272,160

DIVERSIFIED MANUFACTURING OPERATIONS — 4.0%
A.O. Smith Corp.	17,300	685,599
Carlisle Cos., Inc.	47,400	1,471,296
Teleflex, Inc.	22,900	1,139,275
Trinity Industries, Inc.	81,000	1,367,280

		4,663,450

ELECTRIC-INTEGRATED — 1.5%
NV Energy, Inc.	156,900	1,798,074

ELECTRONIC COMPONENTS-MISC. — 3.0%
Benchmark Electronics, Inc.†	123,900	2,081,520
Gentex Corp.	85,000	1,360,850

		3,442,370

ELECTRONIC COMPONENTS-SEMICONDUCTORS — 0.1%
OmniVision Technologies, Inc.†	13,000	159,380

ENGINEERING/R&D SERVICES — 0.7%
EMCOR Group, Inc.†	33,900	800,718

ENGINES-INTERNAL COMBUSTION — 0.8%
Briggs & Stratton Corp.	47,600	890,120

ENVIRONMENTAL MONITORING & DETECTION — 1.0%
Mine Safety Appliances Co.	46,400	1,182,736

FINANCIAL GUARANTEE INSURANCE — 0.0%
Syncora Holdings, Ltd. †	84,800	28,832

FOOTWEAR & RELATED APPAREL — 0.3%
Timberland Co., Class A†	19,000	307,420

GAS-DISTRIBUTION — 1.7%
Atmos Energy Corp.	20,000	557,000
Energen Corp.	31,400	1,377,832

		1,934,832

HOME FURNISHINGS — 2.8%
American Woodmark Corp.	40,600	798,602
Bassett Furniture Industries, Inc. †	11,000	42,460
Ethan Allen Interiors, Inc.	61,300	763,798
Hooker Furniture Corp.	70,500	903,105
La-Z-Boy, Inc.	101,300	719,230

		3,227,195

IDENTIFICATION SYSTEMS — 1.3%
Brady Corp., Class A	55,500	1,502,940

INDUSTRIAL AUTOMATED/ROBOTIC — 1.4%
Nordson Corp.	30,000	1,583,100

INDUSTRIAL GASES — 1.3%
Airgas, Inc.	33,100	1,468,316

INSTRUMENTS-CONTROLS — 2.4%
Mettler-Toledo International, Inc.†	17,000	1,657,500
Watts Water Technologies, Inc., Class A	40,000	1,130,000

		2,787,500

INSURANCE BROKERS — 1.4%
Arthur J. Gallagher & Co.	39,100	872,321
Erie Indemnity Co., Class A	23,200	817,800

		1,690,121

INSURANCE-LIFE/HEALTH — 2.7%
Protective Life Corp.	114,300	2,200,275
StanCorp Financial Group, Inc. †	26,900	987,499

		3,187,774

INSURANCE-MULTI-LINE — 2.4%
American National Insurance Co.	10,100	843,249
Old Republic International Corp.	186,600	1,992,888

		2,836,137

INSURANCE-PROPERTY/CASUALTY — 1.3%
RLI Corp.	20,100	1,005,000
Zenith National Insurance Corp.	19,100	544,923

		1,549,923

INSURANCE-REINSURANCE — 4.0%
Aspen Insurance Holdings, Ltd.	67,000	1,728,600

Montpelier Re Holdings, Ltd.	84,300	1,362,288
Validus Holdings, Ltd.	62,058	1,570,074

		4,660,962

INTIMATE APPAREL — 1.2%
The Warnaco Group, Inc.†	36,000	1,459,080

LASERS-SYSTEM/COMPONENTS — 0.7%
Rofin-Sinar Technologies, Inc.†	38,000	815,100

LEISURE PRODUCTS — 0.4%
Brunswick Corp.	51,000	483,480

MACHINE TOOLS & RELATED PRODUCTS — 2.2%
Kennametal, Inc.	59,600	1,404,176
Lincoln Electric Holdings, Inc.	25,300	1,200,232

		2,604,408

MACHINERY-CONSTRUCTION & MINING — 0.3%
Astec Industries, Inc.†	16,300	374,900

MACHINERY-ELECTRICAL — 0.7%
Franklin Electric Co., Inc.	29,800	812,944

MACHINERY-FARMING — 0.1%
CNH Global NV†	9,000	171,990

MACHINERY-GENERAL INDUSTRIAL — 2.5%
Applied Industrial Technologies, Inc.	28,600	578,578
Gardner Denver, Inc.†	36,900	1,325,079
Roper Industries, Inc.	21,000	1,061,550

		2,965,207

MACHINERY-PUMPS — 1.1%
Graco, Inc.	48,000	1,321,920

MEDICAL PRODUCTS — 0.5%
West Pharmaceutical Services, Inc.	14,700	580,209

MEDICAL STERILIZATION PRODUCTS — 0.8%
STERIS Corp.	30,500	892,430

METAL PROCESSORS & FABRICATION — 1.9%
CIRCOR International, Inc.	13,900	378,775
Mueller Industries, Inc.	64,300	1,521,338
Timken Co.	14,800	326,044

		2,226,157

MISCELLANEOUS MANUFACTURING — 0.5%
AptarGroup, Inc.	15,600	550,836

OIL & GAS DRILLING — 3.7%
Atwood Oceanics, Inc.†	30,000	1,064,700
Rowan Cos., Inc. †	82,000	1,906,500
Unit Corp.†	33,500	1,309,180

		4,280,380

OIL FIELD MACHINERY & EQUIPMENT — 0.1%
CARBO Ceramics, Inc.	2,000	116,780

OIL-FIELD SERVICES — 3.0%
Global Industries, Ltd.†	135,520	987,941
Helix Energy Solutions Group, Inc.†	88,600	1,216,478
Oil States International, Inc.†	39,200	1,350,048

		3,554,467

PAPER & RELATED PRODUCTS — 0.7%
Glatfelter	73,800	780,066

POWER CONVERTER/SUPPLY EQUIPMENT — 0.2%
Powell Industries, Inc.†	7,000	257,460

RESEARCH & DEVELOPMENT — 1.2%
Pharmaceutical Product Development, Inc.	63,200	1,361,960

RETAIL-APPAREL/SHOE — 3.9%
Brown Shoe Co., Inc.	104,200	1,080,554
Christopher & Banks Corp.	150,000	913,500
Gymboree Corp.†	17,500	744,975
The Men’s Wearhouse, Inc.	76,500	1,772,505

		4,511,534

RETAIL-AUTOMOBILE — 1.1%
Group 1 Automotive, Inc.	50,700	1,288,794

RETAIL-CONVENIENCE STORE — 1.3%
Casey’s General Stores, Inc.	47,500	1,497,675

RETAIL-DISCOUNT — 1.0%
Fred’s, Inc.	85,840	1,016,346
Tuesday Morning Corp.†	64,000	206,720

		1,223,066

RETAIL-HAIR SALONS — 0.7%
Regis Corp.	47,000	763,280

RETAIL-HOME FURNISHINGS — 0.2%
Pier 1 Imports, Inc.†	78,000	274,560

RETAIL-JEWELRY — 0.4%
Zale Corp.†	89,000	420,970

RETAIL-LEISURE PRODUCTS — 0.6%
West Marine, Inc.†	86,700	660,654

RETAIL-MAJOR DEPARTMENT STORES — 2.2%
J.C. Penney Co., Inc.	58,000	1,921,540
Saks, Inc.†	114,000	639,540

		2,561,080

SEMICONDUCTOR EQUIPMENT — 0.8%
Cohu, Inc.	81,300	925,194

STEEL-PRODUCERS — 4.3%
Gerdau Ameristeel Corp.	158,500	1,077,800
Reliance Steel & Aluminum Co.	53,700	1,958,976
Steel Dynamics, Inc.	129,500	1,734,005
United States Steel Corp.	6,500	224,185

		4,994,966

TRANSPORT-MARINE — 1.7%
Overseas Shipholding Group, Inc.	21,000	824,250
Teekay Corp.	30,679	636,589
Tidewater, Inc.	13,500	562,545

		2,023,384

TRANSPORT-RAIL — 1.4%
Genesee & Wyoming, Inc., Class A†	38,800	1,125,588
Kansas City Southern†	19,000	460,370

		1,585,958

TRANSPORT-SERVICES — 1.1%
Bristow Group, Inc.†	44,900	1,308,835

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $126,082,716)		114,446,153

Short-Term Investment Securities — 2.0%

U.S. GOVERNMENT AGENCIES — 2.0%
Federal Home Loan Bank Disc. Notes zero coupon due 11/02/09 (cost $2,319,999)	$2,320,000	2,319,999

TOTAL INVESTMENTS (cost $128,402,715) (1)	100.1%	116,766,152
Liabilities in excess of other assets	(0.1)	(166,040)

NET ASSETS	100.0%	$116,600,112

†	Non-income producing security

(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2009 (see Note 1):

			Level 3-Signifcant
	Level 1 - Unadjusted	Level 2- Other	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total

Long-Term Investment Securities:
Common Stock	$114,446,153	$—	$—	$114,446,153
Short-Term Investment Securities:
U.S. Government Agencies	—	2,319,999	—	2,319,999

Total	$114,446,153	$2,319,999	$—	$116,766,152

See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
MID-CAP GROWTH PORTFOLIO
Portfolio of Investments — October 31, 2009
(unaudited)

Common Stock — 98.5%	Shares/ Principal Amount	Market Value (Note 1)

ADVERTISING SALES — 0.8%
Lamar Advertising Co., Class A†	42,900	$1,042,470

AEROSPACE/DEFENSE-EQUIPMENT — 0.8%
Goodrich Corp.	19,800	1,076,130

AIRLINES — 0.8%
Delta Air Lines, Inc.†	162,500	1,160,250

APPAREL MANUFACTURERS — 0.7%
VF Corp.	14,500	1,030,080

APPLICATIONS SOFTWARE — 0.8%
Nuance Communications, Inc.†	81,150	1,063,877

BANKS-COMMERCIAL — 1.5%
BB&T Corp.	47,600	1,138,116
BOK Financial Corp.	23,300	1,001,201

		2,139,317

BANKS-FIDUCIARY — 0.9%
Northern Trust Corp.	25,690	1,290,923

BROADCAST SERVICES/PROGRAM — 0.8%
Discovery Communications, Inc., Class A†	39,400	1,083,500

BUILDING PRODUCTS-AIR & HEATING — 1.0%
Lennox International, Inc.	41,800	1,407,406

COATINGS/PAINT — 1.2%
The Sherwin-Williams Co.	28,800	1,642,752

COMMERCIAL SERVICES — 0.4%
Alliance Data Systems Corp.†	11,300	621,274

COMMERCIAL SERVICES-FINANCE — 3.6%
Mastercard, Inc., Class A	7,370	1,614,178
Moody’s Corp.	50,500	1,195,840
Morningstar, Inc.†	17,620	898,972
The Western Union Co.	71,400	1,297,338

		5,006,328

COMPUTER AIDED DESIGN — 1.0%
ANSYS, Inc.†	34,442	1,397,656

COMPUTER SERVICES — 1.9%
Cognizant Technology Solutions Corp., Class A†	67,900	2,624,335

COMPUTERS-INTEGRATED SYSTEMS — 0.5%
MICROS Systems, Inc.†	26,400	710,688

COMPUTERS-MEMORY DEVICES — 1.3%
NetApp, Inc.†	64,700	1,750,135

CONSULTING SERVICES — 0.8%
FTI Consulting, Inc.†	27,200	1,110,032

CONTAINERS-METAL/GLASS — 1.1%
Greif, Inc., Class A	27,600	1,477,152

COSMETICS & TOILETRIES — 1.0%
Avon Products, Inc.	42,500	1,362,125

CRUISE LINES — 1.1%
Royal Caribbean Cruises, Ltd.†	74,900	1,515,227

DECISION SUPPORT SOFTWARE — 0.9%
MSCI, Inc., Class A†	41,800	1,270,720

DENTAL SUPPLIES & EQUIPMENT — 0.8%
DENTSPLY International, Inc.	33,810	1,114,378

DIALYSIS CENTERS — 1.0%
DaVita, Inc.†	26,180	1,388,325

DISTRIBUTION/WHOLESALE — 1.4%
WW Grainger, Inc.	20,400	1,912,092

DIVERSIFIED MANUFACTURING OPERATIONS — 0.8%
Carlisle Cos., Inc.	36,400	1,129,856

E-COMMERCE/PRODUCTS — 1.0%
Amazon.com, Inc.†	11,100	1,318,791

ELECTRONIC COMPONENTS-MISC. — 2.2%
Gentex Corp.	113,525	1,817,535
Tyco Electronics, Ltd.	56,300	1,196,375

		3,013,910

ELECTRONIC COMPONENTS-SEMICONDUCTORS — 2.6%
Broadcom Corp., Class A†	62,120	1,653,013
MEMC Electronic Materials, Inc.†	81,900	1,017,198
Microchip Technology, Inc.	37,700	903,292

		3,573,503

ELECTRONIC CONNECTORS — 1.6%
Amphenol Corp., Class A	53,900	2,162,468

ELECTRONIC DESIGN AUTOMATION — 0.7%
Cadence Design Systems, Inc.†	155,000	947,050

ENERGY-ALTERNATE SOURCES — 0.4%
First Solar, Inc.†	4,600	560,878

ENGINEERING/R&D SERVICES — 1.5%
Aecom Technology Corp.†	37,400	943,976
McDermott International, Inc.†	51,180	1,137,731

		2,081,707

ENGINES-INTERNAL COMBUSTION — 0.8%
Cummins, Inc.	27,000	1,162,620

ENTERPRISE SOFTWARE/SERVICE — 2.0%
Concur Technologies, Inc.†	35,300	1,258,092
Sybase, Inc.†	37,200	1,471,632

		2,729,724

FINANCE-INVESTMENT BANKER/BROKER — 1.0%
TD Ameritrade Holding Corp.†	69,980	1,350,614

FINANCE-OTHER SERVICES — 0.6%
IntercontinentalExchange, Inc.†	7,600	761,444

FOOD-RETAIL — 0.5%
Whole Foods Market, Inc.†	21,700	695,702

HAZARDOUS WASTE DISPOSAL — 1.0%
Stericycle, Inc.†	26,260	1,375,236

HOTEL/MOTELS — 1.0%
Starwood Hotels & Resorts Worldwide, Inc.	47,600	1,383,256

HUMAN RESOURCES — 0.6%
Robert Half International, Inc.	36,300	842,160

INDUSTRIAL AUDIO & VIDEO PRODUCTS — 0.7%
Dolby Laboratories, Inc., Class A†	22,580	947,005

INDUSTRIAL GASES — 0.8%
Praxair, Inc.	14,000	1,112,160

INSURANCE-MULTI-LINE — 1.2%
ACE, Ltd.†	31,700	1,628,112

INSURANCE-PROPERTY/CASUALTY — 0.8%
HCC Insurance Holdings, Inc.	40,200	1,060,878

INTERNET INFRASTRUCTURE SOFTWARE — 1.1%
F5 Networks, Inc.†	32,600	1,463,414

INVESTMENT MANAGEMENT/ADVISOR SERVICES — 3.3%
Affiliated Managers Group, Inc.†	11,550	733,309
BlackRock, Inc.	5,700	1,233,993
Och Ziff Capital Management	87,920	1,066,470
T. Rowe Price Group, Inc.	32,630	1,590,060

		4,623,832

MACHINERY-GENERAL INDUSTRIAL — 2.2%
Roper Industries, Inc.	36,110	1,825,361
Wabtec Corp.	34,100	1,253,516

		3,078,877

MEDICAL INFORMATION SYSTEMS — 0.8%
Cerner Corp.†	14,370	1,092,695

MEDICAL LABS & TESTING SERVICES — 1.0%
Covance, Inc.†	27,480	1,420,166

MEDICAL PRODUCTS — 0.8%
Zimmer Holdings, Inc.†	21,000	1,103,970

MEDICAL-BIOMEDICAL/GENE — 2.6%
Alexion Pharmaceuticals, Inc.†	22,300	990,343
Illumina, Inc.†	36,620	1,175,502
Life Technologies Corp.†	13,600	641,512
Myriad Genetics, Inc.†	34,400	835,232

		3,642,589

MEDICAL-HMO — 2.2%
Humana, Inc.†	30,420	1,143,184
UnitedHealth Group, Inc.	71,900	1,865,805

		3,008,989

METAL PROCESSORS & FABRICATION — 1.4%
Precision Castparts Corp.	20,870	1,993,711

METAL-COPPER — 0.9%
Freeport-McMoRan Copper & Gold, Inc. †	16,300	1,195,768

MOTORCYCLE/MOTOR SCOOTER — 0.8%
Harley-Davidson, Inc.	43,400	1,081,528

NON-HAZARDOUS WASTE DISPOSAL — 1.1%
Waste Connections, Inc.†	48,340	1,519,326

OIL COMPANIES-EXPLORATION & PRODUCTION — 4.0%
Cabot Oil & Gas Corp.	36,800	1,415,696
Forest Oil Corp.†	59,330	1,162,868
Noble Energy, Inc.	15,000	984,450
Southwestern Energy Co.†	43,880	1,912,290

		5,475,304

OIL FIELD MACHINERY & EQUIPMENT — 1.1%
Cameron International Corp.†	40,850	1,510,225

OIL-FIELD SERVICES — 0.7%
Oceaneering International, Inc.†	18,660	953,526

PHARMACY SERVICES — 1.3%
Express Scripts, Inc.†	23,300	1,862,136

PRIVATE CORRECTIONS — 1.2%
Corrections Corp. of America†	67,630	1,619,062

RACETRACKS — 0.7%
Penn National Gaming, Inc.†	38,500	967,505

RETAIL-APPAREL/SHOE — 3.8%
Chico’s FAS, Inc.†	83,900	1,002,605
J Crew Group, Inc.†	40,000	1,631,200
Nordstrom, Inc.	53,600	1,703,408
Phillips-Van Heusen Corp.	21,101	847,205

		5,184,418

RETAIL-AUTOMOBILE — 0.9%
CarMax, Inc.†	62,700	1,233,309

RETAIL-BEDDING — 1.2%
Bed Bath & Beyond, Inc.†	46,700	1,644,307

RETAIL-MAIL ORDER — 0.7%
Williams-Sonoma, Inc.	48,100	903,318

RETAIL-OFFICE SUPPLIES — 0.8%
Staples, Inc.	53,900	1,169,630

RETAIL-REGIONAL DEPARTMENT STORES — 1.4%
Kohl’s Corp.†	34,900	1,996,978

RETAIL-RESTAURANTS — 0.4%
Chipotle Mexican Grill, Inc., Class A†	7,400	603,026

SCHOOLS — 1.0%
Education Management Corp.†	64,188	1,412,136

SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS — 1.4%
Marvell Technology Group, Ltd.†	137,700	1,889,244

SEMICONDUCTOR EQUIPMENT — 1.7%
KLA-Tencor Corp.	37,060	1,204,821
Lam Research Corp.†	33,000	1,112,760

		2,317,581

TELECOM SERVICES — 3.6%
Amdocs, Ltd.†	138,600	3,492,720
TW Telecom, Inc.†	113,560	1,430,856

		4,923,576

TELECOMMUNICATION EQUIPMENT — 0.9%
CommScope, Inc.†	44,000	1,188,880

THERAPEUTICS — 0.4%
BioMarin Pharmaceutical, Inc.†	39,200	609,952

TRANSPORT-RAIL — 0.9%
Canadian National Railway Co.	27,200	1,312,128

TRANSPORT-TRUCK — 1.2%
Landstar System, Inc.	48,600	1,712,664

VETERINARY DIAGNOSTICS — 1.2%
VCA Antech, Inc.†	67,910	1,617,616

VITAMINS & NUTRITION PRODUCTS — 0.9%
NBTY, Inc.†	34,600	1,259,786

WEB HOSTING/DESIGN — 1.0%
Equinix, Inc.†	15,800	1,348,056

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $128,915,370)		135,973,474

Repurchase Agreement — 1.4%

Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 10/30/09, to be repurchased 11/02/09 in the amount of $1,990,002 and collateralized by $1,955,000 of Federal Home Loan Bank Notes, bearing interest at 4.4% due 09/17/10 and having an approximate value of $2,032,418 (cost $1,990,000)	$1,990,000	1,990,000

TOTAL INVESTMENTS (cost $130,905,370) (1)	99.9%	137,963,474
Other assets less liabilities	0.1	116,030

NET ASSETS	100.0%	$138,079,504

†	Non-income producing security

(1)	See Note 4 for cost of investments on a tax basis.
The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2009 (see Note 1):

			Level 3-Signifcant
	Level 1 - Unadjusted	Level 2- Other	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total

Long-Term Investment Securities:
Common Stock	$135,973,474	$—	$—	$135,973,474
Repurchase Agreements	—	1,990,000	—	1,990,000

Total	$135,973,474	$1,990,000	$—	$137,963,474

See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
AGGRESSIVE GROWTH PORTFOLIO
Portfolio of Investments — October 31, 2009
(unaudited)

Common Stock — 99.3%	Shares/ Principal Amount	Market Value (Note 1)

CASINO HOTELS — 0.4%
Las Vegas Sands Corp.†	17,400	$262,566

CASINO SERVICES — 1.8%
Scientific Games Corp., Class A†	75,600	1,063,692

CELLULAR TELECOM — 3.0%
MetroPCS Communications, Inc.†	46,600	290,318
NII Holdings, Inc.†	57,700	1,553,861

		1,844,179

CHEMICALS-DIVERSIFIED — 0.8%
Celanese Corp., Class A	18,100	496,845

CHEMICALS-SPECIALTY — 1.5%
Ecolab, Inc.	20,800	914,368

COMMERCIAL SERVICES — 5.0%
Alliance Data Systems Corp.†	19,400	1,066,612
Live Nation, Inc.†	118,000	785,880
TeleTech Holdings, Inc.†	25,449	455,282
Weight Watchers International, Inc.	27,600	731,676

		3,039,450

COMMERCIAL SERVICES-FINANCE — 2.4%
Total System Services, Inc.	54,900	876,753
Wright Express Corp.†	19,824	553,288

		1,430,041

COMPUTER SERVICES — 4.4%
Cognizant Technology Solutions Corp., Class A†	33,200	1,283,180
IHS, Inc., Class A†	26,900	1,392,344

		2,675,524

CONSULTING SERVICES — 4.7%
FTI Consulting, Inc.†	27,200	1,110,032
Gartner, Inc.†	72,174	1,343,880
Verisk Analytics, Inc., Class A†	14,800	405,964

		2,859,876

CONTAINERS-METAL/GLASS — 0.8%
Owens-Illinois, Inc.†	15,500	494,140

DENTAL SUPPLIES & EQUIPMENT — 0.9%
DENTSPLY International, Inc.	17,500	576,800

DIAGNOSTIC KITS — 0.9%
Inverness Medical Innovations, Inc.†	13,600	516,936

DISTRIBUTION/WHOLESALE — 0.8%
LKQ Corp.†	27,300	471,471

DIVERSIFIED MANUFACTURING OPERATIONS — 3.0%
Acuity Brands, Inc.	14,200	449,572
ITT Corp.	27,500	1,394,250

		1,843,822

E-COMMERCE/SERVICES — 1.6%
NetFlix, Inc.†	7,000	374,150
priceline.com, Inc.†	3,900	615,381

		989,531

E-SERVICES/CONSULTING — 2.2%
GSI Commerce, Inc.†	71,300	1,352,561

ELECTRONIC COMPONENTS-SEMICONDUCTORS — 3.4%
Microsemi Corp.†	72,200	960,982
PMC — Sierra, Inc.†	127,400	1,085,448

		2,046,430

ELECTRONIC CONNECTORS — 1.0%
Thomas & Betts Corp.†	18,000	615,780

ENGINEERING/R&D SERVICES — 0.9%
URS Corp.†	14,500	563,470

ENTERPRISE SOFTWARE/SERVICE — 1.3%
Lawson Software, Inc.†	120,600	760,986

ENTERTAINMENT SOFTWARE — 1.8%
Activision Blizzard, Inc.†	77,500	839,325
THQ, Inc.†	45,100	235,873

		1,075,198

FINANCE-INVESTMENT BANKER/BROKER — 2.1%
Lazard, Ltd., Class A	17,200	649,300
Raymond James Financial, Inc.	25,900	611,499

		1,260,799

HOTEL/MOTELS — 0.6%
Starwood Hotels & Resorts Worldwide, Inc.	12,400	360,344

HUMAN RESOURCES — 2.5%
Manpower, Inc.	8,500	402,985
Resources Connection, Inc.†	63,185	1,091,205

		1,494,190

INDUSTRIAL AUDIO & VIDEO PRODUCTS — 0.8%
Dolby Laboratories, Inc., Class A†	12,100	507,474

INDUSTRIAL GASES — 0.7%
Airgas, Inc.	10,100	448,036

INSURANCE-PROPERTY/CASUALTY — 1.0%
Hanover Insurance Group, Inc.	14,800	622,636

LEISURE PRODUCTS — 1.0%
WMS Industries, Inc.†	15,400	615,692

MACHINERY-CONSTRUCTION & MINING — 0.9%
Bucyrus International, Inc.	12,900	573,018

MACHINERY-GENERAL INDUSTRIAL — 1.7%
Gardner Denver, Inc.	28,300	1,016,253

MEDICAL INSTRUMENTS — 1.3%
Boston Scientific Corp.†	93,800	761,656

MEDICAL-BIOMEDICAL/GENE — 2.0%
Acorda Therapeutics, Inc.†	15,300	332,469
Illumina, Inc.†	9,300	298,530
Vertex Pharmaceuticals, Inc.†	16,900	567,164

		1,198,163

MEDICAL-DRUGS — 6.2%
Allergan, Inc.	13,000	731,250
Cephalon, Inc.†	6,400	349,312
Forest Laboratories, Inc.†	34,400	951,848
Shire PLC ADR	32,900	1,753,570

		3,785,980

MEDICAL-GENERIC DRUGS — 3.6%
Mylan, Inc.†	97,700	1,586,648
Perrigo Co.	16,200	602,478

		2,189,126

MEDICAL-HMO — 0.8%
Humana, Inc.†	12,900	484,782

METAL PROCESSORS & FABRICATION — 0.5%
Timken Co.	14,000	308,420

MOTION PICTURES & SERVICES — 1.1%
DreamWorks Animation SKG, Inc., Class A†	20,600	659,200

OIL & GAS DRILLING — 0.9%
Noble Corp.	12,700	517,398

OIL COMPANIES-EXPLORATION & PRODUCTION — 6.5%
Concho Resources, Inc.†	16,000	609,760
Continental Resources, Inc.†	14,500	539,545
PetroHawk Energy Corp.†	53,000	1,246,560
Range Resources Corp.	15,640	782,782

Whiting Petroleum Corp.†	13,863	781,873

		3,960,520

PHARMACY SERVICES — 0.9%
Express Scripts, Inc.†	6,900	551,448

PRINTING-COMMERCIAL — 1.3%
VistaPrint NV†	15,981	815,830

RACETRACKS — 0.6%
Penn National Gaming, Inc.†	14,200	356,846

REAL ESTATE MANAGEMENT/SERVICES — 0.7%
CB Richard Ellis Group, Inc., Class A†	41,900	433,665

RECREATIONAL VEHICLES — 1.4%
Polaris Industries, Inc.	20,516	863,108

RETAIL-APPAREL/SHOE — 1.6%
American Eagle Outfitters, Inc.	20,100	351,549
Phillips-Van Heusen Corp.	15,300	614,295

		965,844

RETAIL-AUTO PARTS — 1.3%
Advance Auto Parts, Inc.	21,100	786,186

RETAIL-BEDDING — 0.7%
Bed Bath & Beyond, Inc.†	12,200	429,562

RETAIL-COMPUTER EQUIPMENT — 1.0%
GameStop Corp., Class A†	25,700	624,253

RETAIL-DISCOUNT — 0.7%
Big Lots, Inc.†	15,800	395,790

RETAIL-SPORTING GOODS — 0.6%
Dick’s Sporting Goods, Inc.†	15,200	344,888

SCHOOLS — 2.4%
Apollo Group, Inc., Class A†	15,800	902,180
Strayer Education, Inc.	2,700	548,019

		1,450,199

SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS — 0.5%
Marvell Technology Group, Ltd.†	21,100	289,492

STEEL-SPECIALTY — 0.7%
Allegheny Technologies, Inc.	14,700	453,642

THEATERS — 2.7%
National CineMedia, Inc.	73,858	1,181,728
Regal Entertainment Group, Class A	37,200	469,092

		1,650,820

TRANSACTIONAL SOFTWARE — 1.7%
Solera Holdings, Inc.	31,176	1,004,491

TRANSPORT-SERVICES — 0.6%
UTi Worldwide, Inc.	28,800	359,136

WEB HOSTING/DESIGN — 0.9%
Equinix, Inc.†	6,600	563,112

WIRELESS EQUIPMENT — 2.2%
SBA Communications Corp., Class A†	47,000	1,325,870

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $55,162,278)		60,321,535

Short-Term Investment Securities — 4.6%

TIME DEPOSIT — 4.6%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 11/02/09 (cost $2,783,000)	$2,783,000	2,783,000

TOTAL INVESTMENTS (cost $57,945,278) (1)	103.9%	63,104,535
Liabilities in excess of other assets	(3.9)	(2,380,165)

NET ASSETS	100.0%	$60,724,370

†	Non-income producing security

(1)	See Note 4 for cost of investments on a tax basis.

ADR	— American Depository Receipt
The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2009 (see Note 1):

			Level 3-Signifcant
	Level 1 - Unadjusted	Level 2- Other	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total

Long-Term Investment Securities:
Common Stock:
Commercial Services	$3,039,450	$—	$—	$3,039,450
Medical-Drugs	3,785,980	—	—	3,785,980
Oil Companies-Exploration & Production	3,960,520	—	—	3,960,520
Other Industries*	49,535,585	—	—	49,535,585
Short-Term Investment Securities:
Time Deposit	—	2,783,000	—	2,783,000

Total	$60,321,535	$2,783,000	$—	$63,104,535

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.
See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
GROWTH OPPORTUNITIES PORTFOLIO
Portfolio of Investments — October 31, 2009
(unaudited)

Common Stock — 93.7%	Shares/ Principal Amount	Market Value (Note 1)

ALTERNATIVE WASTE TECHNOLOGY — 0.9%
Calgon Carbon Corp.†	52,400	$830,016

APPAREL MANUFACTURERS — 1.4%
G-III Apparel Group, Ltd.†	34,500	552,345
Maidenform Brands, Inc.†	54,000	758,160

		1,310,505

APPLICATIONS SOFTWARE — 0.9%
Nuance Communications, Inc.†	65,500	858,705

AUDIO/VIDEO PRODUCTS — 0.6%
TiVo, Inc.†	46,500	505,920

AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL — 0.7%
TRW Automotive Holdings Corp.†	39,000	610,350

BANKS-COMMERCIAL — 1.4%
First Horizon National Corp.†	41,704	493,358
SVB Financial Group†	18,200	750,750

		1,244,108

BATTERIES/BATTERY SYSTEMS — 0.8%
EnerSys†	34,300	758,030

BEVERAGES-NON-ALCOHOLIC — 0.6%
Hansen Natural Corp.†	13,800	498,870

BUILDING & CONSTRUCTION PRODUCTS-MISC. — 0.7%
Owens Corning, Inc.†	29,900	661,089

BUILDING-HEAVY CONSTRUCTION — 1.0%
KHD Humboldt Wedag International, Ltd.†	17,300	158,468
Orion Marine Group, Inc.†	37,600	715,904

		874,372

CASINO SERVICES — 0.8%
Bally Technologies, Inc.†	18,900	744,471

CELLULAR TELECOM — 0.7%
Syniverse Holdings, Inc.†	37,300	638,949

CHEMICALS-DIVERSIFIED — 0.5%
Solutia, Inc.†	39,300	432,300

CIRCUIT BOARDS — 0.1%
Multi-Fineline Electronix, Inc.†	2,600	70,850

COMMERCIAL SERVICES — 1.0%
HMS Holdings Corp.†	20,200	867,186

COMMERCIAL SERVICES-FINANCE — 2.7%
Global Cash Access Holdings, Inc.†	70,800	448,164
Lender Processing Services, Inc.	18,400	732,320
Net 1 UEPS Technologies, Inc.†	40,300	704,847
TNS, Inc.†	20,600	582,156

		2,467,487

COMPUTERS-INTEGRATED SYSTEMS — 1.0%
Brocade Communications Systems, Inc.†	59,300	508,794
MICROS Systems, Inc.†	12,200	328,424
NCI, Inc.†	3,371	90,714

		927,932

COMPUTERS-MEMORY DEVICES — 0.6%
STEC, Inc.†	25,800	550,056

CONSULTING SERVICES — 1.8%
Verisk Analytics, Inc., Class A†	25,741	706,076
Watson Wyatt Worldwide, Inc., Class A	21,800	950,044

		1,656,120

CONSUMER PRODUCTS-MISC. — 1.8%
Central Garden and Pet Co. Class A†	51,100	483,406
Jarden Corp.	17,800	487,542
The Scotts Miracle-Gro Co., Class A	17,100	694,602

		1,665,550

CONTAINERS-METAL/GLASS — 0.9%
Greif, Inc., Class A	14,800	792,096

CONTAINERS-PAPER/PLASTIC — 1.0%
Packaging Corp. of America	23,900	436,892
Rock-Tenn Co., Class A	10,400	455,520

		892,412

DISTRIBUTION/WHOLESALE — 1.0%
LKQ Corp.†	51,800	894,586

E-SERVICES/CONSULTING — 1.5%
GSI Commerce, Inc.†	46,100	874,517
Sapient Corp.†	61,700	502,238

		1,376,755

ELECTRIC-TRANSMISSION — 0.8%
ITC Holdings Corp.	16,200	719,604

ELECTRONIC COMPONENTS-SEMICONDUCTORS — 4.3%
ARM Holdings PLC ADR	110,300	801,881
Microsemi Corp.†	48,100	640,211
Netlogic Microsystems, Inc.†	17,200	653,772
QLogic Corp.†	52,000	912,080
Rovi Corp.†	14,300	393,965
Silicon Laboratories, Inc.†	11,100	465,090

		3,866,999

ELECTRONIC MEASUREMENT INSTRUMENTS — 0.7%
Itron, Inc.†	11,200	672,448

ENGINEERING/R&D SERVICES — 1.2%
Mistras Group, Inc.†	27,700	320,212
Stanley, Inc.†	25,500	720,375

		1,040,587

ENTERPRISE SOFTWARE/SERVICE — 2.6%
Informatica Corp.†	35,900	762,157
MedAssets, Inc.†	36,400	798,616
Sybase, Inc.†	20,000	791,200

		2,351,973

FILTRATION/SEPARATION PRODUCTS — 0.6%
Polypore International, Inc.†	46,300	507,448

FINANCE-INVESTMENT BANKER/BROKER — 1.1%
optionsXpress Holdings, Inc.	16,539	258,505
Stifel Financial Corp.†	14,900	774,204

		1,032,709

FOOD-BAKING — 0.8%
Flowers Foods, Inc.	29,300	684,448

FOOD-MISC. — 1.1%
Chiquita Brands International, Inc.†	47,800	773,882
Ralcorp Holdings, Inc.†	4,800	257,760

		1,031,642

FOOTWEAR & RELATED APPAREL — 0.8%
Steven Madden, Ltd.†	17,300	700,650

HAZARDOUS WASTE DISPOSAL — 0.6%
Clean Harbors, Inc.†	8,900	502,405

HOME FURNISHINGS — 0.5%
Tempur-Pedic International, Inc.†	24,200	468,754

HUMAN RESOURCES — 0.6%
Emergency Medical Services Corp., Class A†	10,900	523,418

IDENTIFICATION SYSTEMS — 0.8%
Cogent, Inc.†	76,360	736,874

INSURANCE-PROPERTY/CASUALTY — 0.9%
ProAssurance Corp.†	16,100	809,508

INSURANCE-REINSURANCE — 2.0%
Aspen Insurance Holdings, Ltd.	35,000	903,000
Endurance Specialty Holdings, Ltd.	25,900	932,141

		1,835,141

INTERNET APPLICATION SOFTWARE — 0.8%
Cybersource Corp.†	42,200	691,236

INTERNET INFRASTRUCTURE SOFTWARE — 2.9%
AsiaInfo Holdings, Inc.†	29,700	655,182
F5 Networks, Inc.†	15,100	677,839
TeleCommunication Systems, Inc., Class A†	57,400	513,156
TIBCO Software, Inc.†	87,400	764,750

		2,610,927

INTERNET SECURITY — 0.6%
SonicWALL, Inc.†	63,400	503,396

INTIMATE APPAREL — 0.7%
The Warnaco Group, Inc.†	16,700	676,851

INVESTMENT MANAGEMENT/ADVISOR SERVICES — 0.8%
Affiliated Managers Group, Inc.†	11,800	749,182

MACHINERY-GENERAL INDUSTRIAL — 0.8%
Chart Industries, Inc.†	36,900	729,513

MARINE SERVICES — 0.8%
Aegean Marine Petroleum Network, Inc.	32,700	768,450

MEDICAL INFORMATION SYSTEMS — 0.8%
Allscripts-Misys Healthcare Solutions, Inc.†	38,900	758,550

MEDICAL INSTRUMENTS — 3.2%
Bruker Corp.†	61,800	669,912
ev3, Inc.†	42,000	494,760
NuVasive, Inc.†	13,700	497,173
Thoratec Corp.†	18,700	491,062
Volcano Corp.†	52,600	754,810

		2,907,717

MEDICAL LABS & TESTING SERVICES — 0.9%
Genoptix, Inc.†	23,500	817,565

MEDICAL PRODUCTS — 1.8%
Haemonetics Corp.†	13,100	674,650
PSS World Medical, Inc.†	45,200	913,944

		1,588,594

MEDICAL STERILIZATION PRODUCTS — 0.9%
STERIS Corp.	26,500	775,390

MEDICAL-BIOMEDICAL/GENE — 2.5%
Alnylam Pharmaceuticals, Inc.†	20,400	347,616
Emergent Biosolutions, Inc.†	23,800	343,196
Exelixis, Inc.†	88,900	540,512
Human Genome Sciences, Inc.†	27,600	515,844
United Therapeutics Corp.†	12,000	510,480

		2,257,648

MEDICAL-DRUGS — 1.5%
MAP Pharmaceuticals, Inc.†	24,500	201,390
Medicis Pharmaceutical Corp., Class A	36,400	770,588
Orexigen Therapeutics, Inc.†	54,200	350,132

		1,322,110

MEDICAL-GENERIC DRUGS — 0.6%
Impax Laboratories, Inc.†	57,000	506,160

MEDICAL-HOSPITALS — 0.7%
Community Health Systems, Inc.†	20,700	647,496

MEDICAL-OUTPATIENT/HOME MEDICAL — 1.4%
Amedisys, Inc.†	11,300	449,627
Gentiva Health Services, Inc.†	32,800	787,200

		1,236,827

NETWORKING PRODUCTS — 1.3%
Atheros Communications, Inc.†	27,500	677,050
Polycom, Inc.†	23,900	513,133

		1,190,183

NON-HAZARDOUS WASTE DISPOSAL — 1.1%
Waste Connections, Inc.†	32,900	1,034,047

OIL COMPANIES-EXPLORATION & PRODUCTION — 3.5%
Arena Resources, Inc.†	18,000	670,680
Comstock Resources, Inc.†	15,900	653,331
Concho Resources, Inc.†	17,700	674,547
Encore Acquisition Co.†	17,500	648,725
Whiting Petroleum Corp.†	8,556	482,558

		3,129,841

OIL FIELD MACHINERY & EQUIPMENT — 0.5%
Dril-Quip, Inc.†	10,100	490,759

OIL-FIELD SERVICES — 1.6%
Core Laboratories NV	7,300	761,390
Oil States International, Inc.†	19,500	671,580

		1,432,970

PATIENT MONITORING EQUIPMENT — 0.3%
Insulet Corp.†	27,000	299,700

PHYSICAL THERAPY/REHABILITATION CENTERS — 0.7%
Healthsouth Corp.†	46,100	673,521

PHYSICIANS PRACTICE MANAGEMENT — 0.5%
IPC The Hospitalist Co., Inc.†	16,300	493,890

PRINTING-COMMERCIAL — 0.9%
VistaPrint NV†	15,700	801,485

PRIVATE CORRECTIONS — 1.0%
The Geo Group, Inc.†	40,810	863,131

PROTECTION/SAFETY — 0.9%
Brink’s Home Security Holdings, Inc.†	25,200	780,696

RECREATIONAL CENTERS — 0.2%
Life Time Fitness, Inc.†	7,400	159,470

RETAIL-APPAREL/SHOE — 1.3%
Foot Locker, Inc.	45,000	471,600

Gymboree Corp.†	15,600	664,092

		1,135,692

RETAIL-DISCOUNT — 0.9%
Dollar Tree, Inc.†	17,100	771,723

RETAIL-GARDENING PRODUCTS — 0.7%
Tractor Supply Co.†	15,100	674,970

RETAIL-PETROLEUM PRODUCTS — 0.8%
World Fuel Services Corp.	13,400	681,390

RETAIL-RESTAURANTS — 0.9%
Jack in the Box, Inc.†	41,300	774,788

SCHOOLS — 0.6%
Capella Education Co.†	7,300	502,970

SEMICONDUCTOR EQUIPMENT — 1.3%
Varian Semiconductor Equipment Associates, Inc.†	25,600	726,784
Veeco Instruments, Inc.†	16,600	404,210

		1,130,994

TELECOMMUNICATION EQUIPMENT — 0.8%
Nice Systems, Ltd. ADR†	24,700	764,959

THEATERS — 0.6%
National CineMedia, Inc.	33,400	534,400

TRANSACTIONAL SOFTWARE — 2.7%
Bottomline Technologies, Inc.†	34,900	512,332
Longtop Financial Technologies, Ltd. ADR†	28,200	747,300
Solera Holdings, Inc.	21,400	689,508
SXC Health Solutions Corp.†	10,900	497,912

		2,447,052

TRANSPORT-MARINE — 0.9%
Kirby Corp.†	23,600	797,680

TRANSPORT-TRUCK — 0.9%
Landstar System, Inc.	22,400	789,376

WATER TREATMENT SYSTEMS — 0.8%
Nalco Holding Co.	36,000	761,400

WEB HOSTING/DESIGN — 1.3%
Equinix, Inc.†	8,400	716,688
Rackspace Hosting, Inc.†	29,000	485,750

		1,202,438

WIRE & CABLE PRODUCTS — 0.2%
Fushi Copperweld, Inc.†	29,700	205,227

WIRELESS EQUIPMENT — 1.0%
SBA Communications Corp., Class A†	31,500	888,615

TOTAL COMMON STOCK (cost $81,840,288)		84,574,302

Exchange Traded Funds — 2.5%

INDEX FUND-SMALL CAP — 2.5%
iShares Russell 2000 Growth Index Fund	22,100	1,350,531
iShares Russell 2000 Index Fund	15,900	895,965

TOTAL EXCHANGE TRADED FUNDS (cost $2,280,592)		2,246,496

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $84,120,880)		86,820,798

Repurchase Agreement — 4.9%

Agreement with State Street Bank & Trust Co., bearing interest at 0.01% dated 10/30/09 to be repurchased 11/02/09 in the amount of $4,440,004 and collateralized by $4,530,000 of United States Treasury Bills due 02/18/10 and having an approximate value of $4,529,094 (cost $4,440,000)	$4,440,000	4,440,000

TOTAL INVESTMENTS (cost $88,560,880)(1)	101.1%	91,260,798
Liabilities in excess of other assets	(1.1)	(989,901)

NET ASSETS	100.0%	$90,270,897

†	Non-income producing security

(1)	See Note 4 for cost of investments on a tax basis.

ADR	— American Depository Receipt
The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2009 (see Note 1):

			Level 3-Signifcant
	Level 1 - Unadjusted	Level 2- Other	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total

Long-Term Investment Securities:
Common Stock	$84,574,302	$—	$—	$84,574,302
Exchange Traded Funds	2,246,496	—	—	2,246,496
Repurchase Agreement	—	4,440,000	—	4,440,000

Total	$86,820,798	$4,440,000	$—	$91,260,798

See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
MARSICO FOCUSED GROWTH PORTFOLIO
Portfolio of Investments — October 31, 2009
(unaudited)

Common Stock — 90.7%	Shares/ Principal Amount	Market Value (Note 1)

AEROSPACE/DEFENSE — 3.6%
General Dynamics Corp.	44,487	$2,789,335

AGRICULTURAL CHEMICALS — 1.1%
Potash Corp. of Saskatchewan, Inc.	9,327	865,359

BANKS-COMMERCIAL — 0.9%
ICICI Bank, Ltd. ADR	22,205	698,347

BANKS-SUPER REGIONAL — 7.3%
US Bancorp	109,509	2,542,799
Wells Fargo & Co.	113,849	3,133,124

		5,675,923

CASINO HOTELS — 1.5%
Wynn Resorts, Ltd.†	22,079	1,197,123

CHEMICALS-DIVERSIFIED — 3.4%
The Dow Chemical Co.	113,568	2,666,577

COMMERCIAL SERVICES-FINANCE — 6.0%
Mastercard, Inc., Class A	9,055	1,983,226
Visa, Inc., Class A	35,004	2,651,903

		4,635,129

COMPUTERS — 10.2%
Apple, Inc.†	22,717	4,282,154
International Business Machines Corp.	29,798	3,593,937

		7,876,091

DIVERSIFIED BANKING INSTITUTIONS — 11.2%
HSBC Holdings PLC ADR	27,400	1,517,686
JPMorgan Chase & Co.	89,046	3,719,451
The Goldman Sachs Group, Inc.	20,452	3,480,317

		8,717,454

DIVERSIFIED MINERALS — 2.3%
BHP Billiton PLC ADR	32,800	1,777,760

ELECTRONIC FORMS — 0.7%
Adobe Systems, Inc.†	15,508	510,834

FINANCE-CREDIT CARD — 1.6%
American Express Co.	34,559	1,204,036

INTERNET CONTENT-INFORMATION/NEWS — 2.9%
Baidu, Inc. ADR†	6,042	2,283,393

MEDICAL INSTRUMENTS — 1.0%
Intuitive Surgical, Inc.†	3,134	772,061

MEDICAL-BIOMEDICAL/GENE — 2.1%
Gilead Sciences, Inc.†	38,315	1,630,303

MEDICAL-DRUGS — 5.0%
Abbott Laboratories	50,230	2,540,131
Merck & Co., Inc.	42,670	1,319,783

		3,859,914

NETWORKING PRODUCTS — 0.8%
Juniper Networks, Inc.†	25,765	657,265

OIL & GAS DRILLING — 5.1%
Transocean, Ltd.†	47,132	3,954,846

OIL COMPANIES-INTEGRATED — 3.5%
Petroleo Brasileiro SA ADR	58,375	2,698,092

RETAIL-BUILDING PRODUCTS — 0.6%
Lowe’s Cos., Inc.	24,443	478,350

RETAIL-RESTAURANTS — 4.4%
McDonald’s Corp.	57,684	3,380,859

TRANSPORT-RAIL — 6.0%
Norfolk Southern Corp.	34,095	1,589,509
Union Pacific Corp.	55,355	3,052,275

		4,641,784

WEB PORTALS/ISP — 5.9%
Google, Inc., Class A†	8,589	4,604,735

WIRELESS EQUIPMENT — 3.6%
QUALCOMM, Inc.	67,270	2,785,651

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $60,060,032)		70,361,221

Repurchase Agreement — 8.0%

Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 10/30/09, to be repurchased 11/02/09 in the amount of $6,246,005 and collateralized by $6,130,000 of Federal Home Loan Bank Notes, bearing interest at 4.40% due 09/17/10 and having an approximate value of $6,372,748 (cost$6,246,000)	$6,246,000	6,246,000

TOTAL INVESTMENTS (cost $66,306,032) (1)	98.7%	76,607,221
Other assets less liabilities	1.3	975,794

NET ASSETS	100.0%	$77,583,015

†	Non-income producing security

(1)	See Note 4 for cost of investments on a tax basis.

ADR	American Depository Receipt
The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2009 (see Note 1):

			Level 3-Signifcant
	Level 1 - Unadjusted	Level 2- Other	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total

Long-Term Investment Securities:
Common Stock:
Banks-Super Regional	$5,675,923	$—	$—	$5,675,923
Commercial Services-Finance	4,635,129	—	—	4,635,129
Computers	7,876,091	—	—	7,876,091
Diversified Banking Institutions	8,717,454	—	—	8,717,454
Medical-Drugs	3,859,914	—	—	3,859,914
Oil & Gas Drilling	3,954,846	—	—	3,954,846
Transport-Rail	4,641,784	—	—	4,641,784
Web Portals/ISP	4,604,735	—	—	4,604,735
Other Industries*	26,395,345	—	—	26,395,345
Repurchase Agreement	—	6,246,000	—	6,246,000

Total	$70,361,221	$6,246,000	$—	$76,607,221

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.
See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
TECHNOLOGY PORTFOLIO
Portfolio of Investments — October 31, 2009
(unaudited)

Common Stock — 94.0%	Shares/ Principal Amount	Market Value (Note 1)

APPLICATIONS SOFTWARE — 9.0%
Check Point Software Technologies, Ltd.†	13,910	$432,184
Citrix Systems, Inc.†	9,360	344,074
Intuit, Inc.†	12,060	350,584
Microsoft Corp.	33,430	927,014
Nuance Communications, Inc.†	27,250	357,247
Red Hat, Inc.†	19,840	512,070
Salesforce.com, Inc.†	7,760	440,380

		3,363,553

AUDIO/VIDEO PRODUCTS — 2.2%
TiVo, Inc.†	73,630	801,094

CABLE/SATELLITE TV — 0.7%
The DIRECTV Group, Inc.†	10,080	265,104

CELLULAR TELECOM — 1.5%
Millicom International Cellular SA†	2,370	148,504
NII Holdings, Inc.†	15,210	409,606

		558,110

COMMERCIAL SERVICES-FINANCE — 3.3%
Mastercard, Inc., Class A	1,380	302,248
The Western Union Co.	14,440	262,375
TNS, Inc.†	23,910	675,696

		1,240,319

COMPUTER AIDED DESIGN — 1.1%
Autodesk, Inc.†	16,300	406,359

COMPUTER SERVICES — 2.9%
Accenture PLC Class A	13,010	482,411
Cognizant Technology Solutions Corp., Class A†	15,260	589,799

		1,072,210

COMPUTERS — 7.5%
Apple, Inc.†	10,194	1,921,569
Dell, Inc.†	13,080	189,529
Hewlett-Packard Co.	10,290	488,363
International Business Machines Corp.	1,570	189,358

		2,788,819

COMPUTERS-INTEGRATED SYSTEMS — 1.3%
NetScout Systems, Inc.†	7,100	87,259
Teradata Corp.†	14,090	392,829

		480,088

COMPUTERS-MEMORY DEVICES — 4.5%
EMC Corp.†	48,340	796,160
NetApp, Inc.†	11,970	323,788
Western Digital Corp.†	16,510	556,057

		1,676,005

CONSULTING SERVICES — 0.9%
Huron Consulting Group, Inc.†	13,990	324,568

DATA PROCESSING/MANAGEMENT — 1.6%
Fiserv, Inc.†	12,580	577,045

E-COMMERCE/PRODUCTS — 1.4%
Amazon.com, Inc.†	4,220	501,378

E-COMMERCE/SERVICES — 7.5%
Ctrip.com International, Ltd. ADR†	3,040	162,761
eBay, Inc.†	27,800	619,106
IAC/InterActive Corp.†	27,900	528,426
NetFlix, Inc.†	7,880	421,186
priceline.com, Inc.†	6,730	1,061,927

		2,793,406

EDUCATIONAL SOFTWARE — 0.5%
Rosetta Stone, Inc.†	9,330	193,598

ELECTRIC PRODUCTS-MISC. — 0.3%
GrafTech International, Ltd.†	7,150	96,525

ELECTRONIC COMPONENTS-MISC. — 1.8%
Flextronics International, Ltd.†	40,180	260,367
Garmin, Ltd.	13,320	403,063

		663,430

ELECTRONIC COMPONENTS-SEMICONDUCTORS — 4.0%
Altera Corp.	14,510	287,153
Intel Corp.	19,090	364,810
Micron Technology, Inc.†	35,140	238,601
Microsemi Corp.†	17,359	231,048
Silicon Laboratories, Inc.†	4,170	174,723
Xilinx, Inc.	8,420	183,135

		1,479,470

ELECTRONIC CONNECTORS — 0.7%
Amphenol Corp., Class A	6,160	247,139

ELECTRONIC FORMS — 2.0%
Adobe Systems, Inc.†	22,830	752,020

ELECTRONIC MEASUREMENT INSTRUMENTS — 1.9%
Itron, Inc.†	5,660	339,827
Trimble Navigation, Ltd.†	17,630	369,701

		709,528

ENERGY-ALTERNATE SOURCES — 0.5%
Trina Solar, Ltd. ADR†	5,740	186,435

ENTERPRISE SOFTWARE/SERVICE — 2.6%
Concur Technologies, Inc.†	4,250	151,470
Omnicell, Inc.†	11,480	112,963
Oracle Corp.	10,870	229,357
Sybase, Inc.†	12,170	481,445

		975,235

ENTERTAINMENT SOFTWARE — 0.5%
Activision Blizzard, Inc.†	15,870	171,872

HUMAN RESOURCES — 0.3%
Successfactors, Inc.†	7,328	112,045

INTERNET APPLICATION SOFTWARE — 0.4%
Vocus, Inc.†	8,712	157,687

INTERNET CONTENT-INFORMATION/NEWS — 1.6%
Baidu, Inc. ADR†	1,610	608,451

INTERNET INFRASTRUCTURE SOFTWARE — 1.3%
Akamai Technologies, Inc.†	21,780	479,160

INTERNET SECURITY — 3.0%
McAfee, Inc.†	7,920	331,690
VeriSign, Inc.†	34,290	782,155

		1,113,845

MEDICAL INFORMATION SYSTEMS — 0.3%
Cerner Corp.†	1,680	127,747

MEDICAL-BIOMEDICAL/GENE — 0.7%
Illumina, Inc.†	8,310	266,751

MOTION PICTURES & SERVICES — 0.5%
DreamWorks Animation SKG, Inc., Class A†	5,760	184,320

NETWORKING PRODUCTS — 0.8%
Atheros Communications, Inc.†	5,640	138,857
Polycom, Inc.†	7,290	156,516

		295,373

PRINTING-COMMERCIAL — 0.5%
VistaPrint NV†	3,780	192,969

RETAIL-COMPUTER EQUIPMENT — 0.7%
GameStop Corp., Class A†	11,070	268,890

SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS — 4.6%
Analog Devices, Inc.	45,983	1,178,544
Linear Technology Corp.	20,970	542,704

		1,721,248

SEMICONDUCTOR EQUIPMENT — 5.9%
ASML Holding NV	19,760	532,335
Entegris, Inc.†	77,920	292,979
Formfactor, Inc.†	9,879	167,844
Novellus Systems, Inc.†	46,610	959,234
Verigy, Ltd.†	25,080	246,787

		2,199,179

TELECOM SERVICES — 1.4%
Neutral Tandem, Inc.†	17,401	366,987
SAVVIS, Inc.†	9,103	134,634

		501,621

TELECOMMUNICATION EQUIPMENT — 1.2%
Nice Systems, Ltd. ADR†	5,160	159,805
Tandberg ASA(2)	11,010	294,838

		454,643

WEB HOSTING/DESIGN — 1.1%
Equinix, Inc.†	4,712	402,028

WEB PORTALS/ISP — 4.5%
Google, Inc., Class A†	1,120	600,454
NetEase.com, Inc. ADR†	12,230	472,323
Yahoo!, Inc.†	38,170	606,903

		1,679,680

WIRELESS EQUIPMENT — 5.0%
American Tower Corp., Class A†	5,230	192,569
Crown Castle International Corp.†	6,580	198,847
Motorola, Inc.	36,070	309,120
QUALCOMM, Inc.	16,850	697,758
SBA Communications Corp., Class A†	16,870	475,903

		1,874,197

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $30,647,099)		34,963,144

Repurchase Agreement — 4.4%

Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 10/30/09, to be repurchased 11/02/09 in the amount of $1,633,001 and collateralized by $1,605,000 of Federal Home Loan Bank Notes bearing interest at 4.38% due 09/17/10 and having approximate value of $1,668,558 (cost $1,633,000)	$1,633,000	1,633,000

TOTAL INVESTMENTS (cost $32,280,099)(1)	98.4%	36,596,144
Other assets less liabilities	1.6	593,138

NET ASSETS	100.0%	$37,189,282

†	Non-income producing security

(1)	See Note 4 for cost of investments on a tax basis.

(2)	Security was valued using the fair value procedures at October 31, 2009. The aggregate value of these securities was $294,838 representing 0.8% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.

ADR	— American Depository Receipt
The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2009 (see Note 1):

				Level 3-Signifcant
	Level 1 - Unadjusted	Level 2- Other		Unobservable
	Quoted Prices	Observable Inputs		Inputs	Total

Long-Term Investment Securities:
Common Stock:
Applications Software	$3,363,553	$—		$—	$3,363,553
Computers	2,788,819	—		—	2,788,819
E-Commerce/Services	2,793,406	—		—	2,793,406
Semiconductor Equipment	2,199,179	—		—	2,199,179
Wireless Equipment	1,874,197	—		—	1,874,197
Other Industries*	21,649,152	294,838	@	—	21,943,990
Repurchase Agreement	—	1,633,000		—	1,633,000

Total	$34,668,306	$1,927,838		$—	$36,596,144

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.

@	Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these investment securities were classified as Level 2 instead of Level 1. (See Note 1)

See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
SMALL & MID CAP VALUE PORTFOLIO
Portfolio of Investments — October 31, 2009
(unaudited)

Common Stock — 99.8%	Shares/ Principal Amount	Market Value (Note 1)

AGRICULTURAL OPERATIONS — 0.7%
Bunge, Ltd.	47,800	$2,727,468

AIRLINES — 1.0%
Alaska Air Group, Inc.†	71,000	1,826,120
Skywest, Inc.	127,100	1,775,587

		3,601,707

APPAREL MANUFACTURERS — 1.1%
Jones Apparel Group, Inc.	231,300	4,137,957

APPLIANCES — 0.8%
Whirlpool Corp.	40,400	2,892,236

AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL — 1.6%
Federal-Mogul Corp., Class A†	347,200	3,871,280
TRW Automotive Holdings Corp.†	135,400	2,119,010

		5,990,290

BANKS-COMMERCIAL — 2.8%
Associated Banc-Corp.	342,200	4,383,582
City National Corp.	49,300	1,857,131
Webster Financial Corp.	189,500	2,143,245
Whitney Holding Corp.	259,500	2,083,785

		10,467,743

BANKS-SUPER REGIONAL — 0.9%
Comerica, Inc.	123,500	3,427,125

BATTERIES/BATTERY SYSTEMS — 0.9%
EnerSys†	161,600	3,571,360

BEVERAGES-WINE/SPIRITS — 0.9%
Constellation Brands, Inc., Class A†	222,700	3,523,114

BUILDING PRODUCTS-WOOD — 0.5%
Masco Corp.	166,900	1,961,075

BUILDING-RESIDENTIAL/COMMERCIAL — 1.1%
NVR, Inc.†	3,545	2,347,747
Pulte Homes, Inc.	213,600	1,924,536

		4,272,283

CASINO HOTELS — 0.5%
Boyd Gaming Corp.†	234,400	1,725,184

CHEMICALS-DIVERSIFIED — 1.1%
Rockwood Holdings, Inc.†	202,800	4,031,664

CHEMICALS-SPECIALTY — 1.8%
Arch Chemicals, Inc.	77,900	2,157,051
Cytec Industries, Inc.	137,000	4,544,290

		6,701,341

COMMERCIAL SERVICES — 1.3%
Convergys Corp.†	446,800	4,847,780

COMPUTER SERVICES — 0.7%
Insight Enterprises, Inc.†	257,300	2,706,796

COMPUTERS-INTEGRATED SYSTEMS — 0.4%
NCR Corp.†	160,700	1,631,105

COMPUTERS-MEMORY DEVICES — 1.9%
SanDisk Corp.†	121,300	2,484,224
Western Digital Corp.†	134,200	4,519,856

		7,004,080

CONTAINERS-METAL/GLASS — 0.9%
Owens-Illinois, Inc.†	104,000	3,315,520

CONTAINERS-PAPER/PLASTIC — 1.0%
Sonoco Products Co.	138,800	3,712,900

DISTRIBUTION/WHOLESALE — 2.0%
United Stationers, Inc.†	74,400	3,507,216
WESCO International, Inc.†	163,300	4,173,948

		7,681,164

DIVERSIFIED MANUFACTURING OPERATIONS — 2.3%
A.O. Smith Corp.	52,100	2,064,723
Acuity Brands, Inc.	64,500	2,042,070
Cooper Industries PLC Class A	57,000	2,205,330
Teleflex, Inc.	50,400	2,507,400

		8,819,523

ELECTRIC-INTEGRATED — 4.9%
CMS Energy Corp.	277,925	3,696,402
Northeast Utilities	208,700	4,810,535
Pepco Holdings, Inc.	245,000	3,657,850
Portland General Electric Co.	188,400	3,502,356
Wisconsin Energy Corp.	63,200	2,759,944

		18,427,087

ELECTRONIC COMPONENTS-MISC. — 1.7%
AU Optronics Corp. ADR	373,319	3,296,407
Flextronics International, Ltd.†	476,700	3,089,016

		6,385,423

ELECTRONIC COMPONENTS-SEMICONDUCTORS — 0.6%
Amkor Technology, Inc.†	391,800	2,158,818

ELECTRONIC CONNECTORS — 1.3%
Thomas & Betts Corp.†	142,700	4,881,767

ELECTRONIC PARTS DISTRIBUTION — 1.8%
Arrow Electronics, Inc.†	127,700	3,235,918
Avnet, Inc.†	138,900	3,441,942

		6,677,860

ENGINES-INTERNAL COMBUSTION — 0.6%
Briggs & Stratton Corp.	122,125	2,283,738

FOOD-CANNED — 1.0%
Del Monte Foods Co.	332,000	3,585,600

FOOD-DAIRY PRODUCTS — 0.9%
Dean Foods Co.†	194,900	3,553,027

FOOD-MEAT PRODUCTS — 1.8%
Smithfield Foods, Inc.†	262,600	3,503,084
Tyson Foods, Inc., Class A	269,700	3,376,644

		6,879,728

FOOD-RETAIL — 1.0%
SUPERVALU, Inc.	226,500	3,594,555

GAS-DISTRIBUTION — 2.2%
Atmos Energy Corp.	157,661	4,390,859
NiSource, Inc.	289,175	3,736,141

		8,127,000

GOLF — 0.6%
Callaway Golf Co.	346,000	2,366,640

HOTEL/MOTELS — 0.7%
Wyndham Worldwide Corp.	145,100	2,473,955

HUMAN RESOURCES — 0.7%
Kelly Services, Inc., Class A	235,900	2,613,772

INDEPENDENT POWER PRODUCERS — 0.5%
RRI Energy, Inc.†	378,000	1,992,060

INSURANCE-LIFE/HEALTH — 1.9%
StanCorp Financial Group, Inc.	91,800	3,369,978
Unum Group	188,875	3,768,056

		7,138,034

INSURANCE-PROPERTY/CASUALTY — 1.3%
Arch Capital Group, Ltd.†	35,700	2,405,109
Fidelity National Financial, Inc., Class A	196,300	2,663,791

		5,068,900

INSURANCE-REINSURANCE — 5.2%
Aspen Insurance Holdings, Ltd.	170,200	4,391,160
Endurance Specialty Holdings, Ltd.	105,500	3,796,945
PartnerRe, Ltd.	49,500	3,785,760
Platinum Underwriters Holdings, Ltd.	70,000	2,503,900
Reinsurance Group of America, Inc.	108,700	5,011,070

		19,488,835

MACHINERY-CONSTRUCTION & MINING — 1.4%
Terex Corp.†	262,600	5,309,772

MACHINERY-ELECTRICAL — 1.1%
Regal-Beloit Corp.	86,600	4,059,808

MACHINERY-GENERAL INDUSTRIAL — 1.0%
Gardner Denver, Inc.†	104,300	3,745,413

MEDICAL PRODUCTS — 0.6%
Henry Schein, Inc.†	39,600	2,092,068

MEDICAL-HMO — 1.5%
AMERIGROUP Corp.†	106,400	2,346,120
Molina Healthcare, Inc.†	172,300	3,225,456

		5,571,576

MEDICAL-HOSPITALS — 1.4%
LifePoint Hospitals, Inc.†	186,696	5,289,098

METAL PROCESSORS & FABRICATION — 1.5%
Commercial Metals Co.	139,700	2,073,148
Mueller Industries, Inc.	150,000	3,549,000

		5,622,148

MOTORCYCLE/MOTOR SCOOTER — 0.7%
Harley-Davidson, Inc.	99,100	2,469,572

NETWORKING PRODUCTS — 1.3%
Anixter International, Inc.†	114,500	4,791,825

OIL & GAS DRILLING — 2.3%
Helmerich & Payne, Inc.	114,200	4,341,884
Rowan Cos., Inc.†	187,500	4,359,375

		8,701,259

OIL COMPANIES-EXPLORATION & PRODUCTION — 3.6%
Cimarex Energy Co.	110,300	4,319,348
Forest Oil Corp.†	197,500	3,871,000
Whiting Petroleum Corp.†	93,000	5,245,200

		13,435,548

OIL-FIELD SERVICES — 2.3%
Acergy SA ADR	53,350	660,473
Helix Energy Solutions Group, Inc.†	298,900	4,103,897
Oil States International, Inc.†	113,900	3,922,716

		8,687,086

PHARMACY SERVICES — 0.6%
Omnicare, Inc.	102,200	2,214,674

REAL ESTATE INVESTMENT TRUSTS — 2.8%
Brandywine Realty Trust	276,100	2,639,516
Digital Realty Trust, Inc.	54,900	2,477,637
Sunstone Hotel Investors, Inc.†	259,831	1,961,724
Tanger Factory Outlet Centers, Inc.	90,900	3,460,563

		10,539,440

REAL ESTATE MANAGEMENT/SERVICES — 0.6%
Jones Lang LaSalle, Inc.	50,700	2,375,295

REAL ESTATE OPERATIONS & DEVELOPMENT — 0.7%
Brookfield Properties Corp.	254,600	2,586,736

RENTAL AUTO/EQUIPMENT — 0.8%
Hertz Global Holdings, Inc.†	308,500	2,872,135

RETAIL-APPAREL/SHOE — 4.6%
AnnTaylor Stores Corp.†	244,500	3,171,165
Foot Locker, Inc.	420,800	4,409,984
Limited Brands, Inc.	265,300	4,669,280
The Men’s Wearhouse, Inc.	216,700	5,020,939

		17,271,368

RETAIL-JEWELRY — 1.2%
Signet Jewelers, Ltd.†	185,500	4,676,455

RETAIL-MAJOR DEPARTMENT STORES — 0.9%
J.C. Penney Co., Inc.	102,500	3,395,825

RETAIL-OFFICE SUPPLIES — 0.9%
Office Depot, Inc.†	585,115	3,539,946

RETAIL-RESTAURANTS — 0.6%
Darden Restaurants, Inc.	78,200	2,370,242

SAVINGS & LOANS/THRIFTS — 3.1%
Astoria Financial Corp.	205,200	2,047,896
First Niagara Financial Group, Inc.	389,100	4,996,044
Provident Financial Services, Inc.	75,200	808,400
Washington Federal, Inc.	231,500	3,970,225

		11,822,565

SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS — 1.0%
Siliconware Precision Industries Co. ADR	578,200	3,891,286

SEMICONDUCTOR EQUIPMENT — 1.6%
Lam Research Corp.†	105,550	3,559,146
Teradyne, Inc.†	300,100	2,511,837

		6,070,983

STEEL-PRODUCERS — 2.0%
AK Steel Holding Corp.	112,000	1,777,440
Reliance Steel & Aluminum Co.	101,300	3,695,424
Steel Dynamics, Inc.	162,800	2,179,892

		7,652,756

TELECOM SERVICES — 0.6%
Amdocs, Ltd.†	90,600	2,283,120

TELECOMMUNICATION EQUIPMENT — 1.0%
CommScope, Inc.†	132,700	3,585,554

TELEVISION — 0.7%
CBS Corp., Class B	212,100	2,496,417

TOBACCO — 1.3%
Universal Corp.	114,900	4,778,691

TOOLS-HAND HELD — 0.8%
Black & Decker Corp.	64,000	3,022,080

TRANSPORT-TRUCK — 0.4%
Con-way, Inc.	48,800	1,609,912

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $381,485,563)		375,276,867

Short-Term Investment Securities — 1.2%

TIME DEPOSIT — 1.2%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 11/02/09 (cost $4,481,000)	$4,481,000	4,481,000

TOTAL INVESTMENTS (cost $385,966,563)(1)	101.0%	379,757,867
Liabilities in excess of other assets	(1.0)	(3,591,325)

NET ASSETS	100.0%	$376,166,542

†	Non-income producing security

(1)	See Note 4 for cost of investments on a tax basis.
ADR — American Depository Receipt
The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2009 (see Note 1):

			Level 3-Signifcant
	Level 1 - Unadjusted	Level 2- Other	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total

Long-Term Investment Securities:
Common Stock:
Insurance-Reinsurance	$19,488,835	$—	$—	$19,488,835
Other Industries*	355,788,032	—	—	355,788,032
Short-Term Investment Securities:
Time Deposit	—	4,481,000	—	4,481,000

Total	$375,276,867	$4,481,000	$—	$379,757,867

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.
See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
INTERNATIONAL GROWTH AND INCOME PORTFOLIO
Portfolio of Investments — October 31, 2009
(unaudited)

Common Stock — 99.5%	Shares	Market Value (Note 1)

AUSTRALIA — 4.3%
AGL Energy, Ltd.(1)	122,019	$1,504,690
Australia and New Zealand Banking Group, Ltd.(1)	176,815	3,596,418
Commonwealth Bank of Australia(1)	46,818	2,155,222
National Australia Bank, Ltd.(1)	212,647	5,585,480
Wesfarmers, Ltd.(1)	123,536	3,043,747

		15,885,557

BELGIUM — 1.2%
KBC Groep NV†(1)	27,929	1,192,494
Nyrstar†(1)	121,493	1,417,369
UCB SA(1)	40,981	1,751,669

		4,361,532

BERMUDA — 0.9%
Noble Group, Ltd.(1)	1,784,000	3,254,937

BRAZIL — 1.4%
Banco do Brasil SA	171,100	2,739,970
Vale SA ADR	97,700	2,490,373

		5,230,343

CANADA — 7.5%
ATCO, Ltd., Class I	48,000	1,880,874
BCE, Inc.	125,800	3,009,992
Brookfield Properties Corp.	232,299	2,415,197
Fairfax Financial Holdings, Ltd.	9,100	3,255,244
Metro, Inc. Class A	26,263	819,164
National Bank of Canada	87,174	4,542,990
Nexen, Inc.	168,392	3,622,906
Royal Bank of Canada	42,634	2,159,182
Toronto-Dominion Bank	111,463	6,353,716

		28,059,265

CAYMAN ISLANDS — 1.6%
Garmin, Ltd.	44,100	1,334,466
Longtop Financial Technologies, Ltd. ADR†	69,663	1,846,070
Perfect World Co., Ltd. ADR†	63,514	2,795,251

		5,975,787

CHINA — 1.0%
Bank of China, Ltd.(1)	5,777,000	3,301,026
Epistar Corp. GDR (3)	20,594	327,445

		3,628,471

CZECH REPUBLIC — 0.8%
CEZ AS(1)	63,624	3,149,368

DENMARK — 0.6%
Carlsberg A/S(1)	31,790	2,222,273

FRANCE — 8.1%
AXA SA(1)	145,787	3,622,980
BNP Paribas(1)	68,312	5,139,011
France Telecom SA(1)	117,505	2,905,415
Societe Generale(1)	78,926	5,242,297
Total SA(1)	82,362	4,904,389
Valeo SA†(1)	72,919	1,976,092
Vinci SA(1)	54,248	2,831,365
Vivendi(1)	125,285	3,470,156

		30,091,705

GERMANY — 5.9%
Allianz SE(1)	15,671	1,796,014
BASF SE(1)	72,190	3,861,934
Bayerische Motoren Werke AG(1)	44,540	2,176,285
Deutsche Bank AG(1)	32,136	2,327,041
Deutsche Post AG(1)	133,776	2,258,211
HeidelbergCement AG(1)(3)	59,377	3,537,367
Kloeckner & Co. AG†(1)	77,844	1,709,917
Porsche Automobil Holding SE(1)	23,909	1,828,769
RWE AG(1)	29,429	2,576,878

		22,072,416

GREECE — 1.4%
National Bank of Greece SA†(1)	143,405	5,207,661

HONG KONG — 2.2%
Cheung Kong Holdings, Ltd.(1)	218,000	2,775,715
Guangdong Investment, Ltd.(1)	5,390,000	2,835,410
Wharf Holdings, Ltd.(1)	479,000	2,584,283

		8,195,408

IRELAND — 1.9%
Covidien PLC	57,099	2,405,010
Irish Life & Permanent PLC†(1)	230,303	1,665,090
Kerry Group PLC(1)	105,991	3,111,285

		7,181,385

ITALY — 0.9%
Mediaset SpA(1)	504,772	3,284,852

JAPAN — 15.3%
Aisin Seiki Co., Ltd.(1)	100,700	2,535,617
Astellas Pharma, Inc.(1)	82,600	3,024,075
Canon, Inc.(1)	84,000	3,152,171
Fujitsu, Ltd.(1)	649,000	3,773,566
Japan Retail Fund Investment Corp.(1)	471	2,235,802
Japan Tobacco, Inc.(1)	935	2,606,104
KDDI Corp.(1)	544	2,890,628
Lawson, Inc.(1)	61,000	2,723,709
Miraca Holdings, Inc.(1)	104,400	3,362,489
Mitsubishi Corp.(1)	145,400	3,106,167
Mitsubishi Electric Corp.†(1)	343,000	2,586,917
Mitsui & Co., Ltd.(1)	281,100	3,627,938
Nippon Mining Holdings, Inc.(1)	330,500	1,458,544
Nippon Telegraph and Telephone Corp.(1)	40,600	1,677,328
Nissan Motor Co., Ltd.†(1)	893,500	6,353,620
Nomura Holdings, Inc.(1)(3)	95,655	669,363
ORIX Corp.(1)(3)	31,090	2,026,581
Tokyo Electron, Ltd.(1)	49,600	2,757,209
Tokyo Gas Co., Ltd.(1)	504,000	1,995,201
Toyo Suisan Kaisha, Ltd.(1)	119,000	3,120,395
Toyoda Gosei Co., Ltd.(1)	59,700	1,663,756

		57,347,180

LUXEMBOURG — 0.8%
ArcelorMittal(1)	88,291	2,956,118

MEXICO — 0.6%
America Movil SAB de CV, Series L ADR	51,025	2,251,733

NETHERLANDS — 0.4%
ING Groep NV†(1)	117,443	1,518,447

NORWAY — 1.9%
DnB NOR ASA†(1)	182,100	2,089,171
StatoilHydro ASA(1)	109,877	2,605,700

Yara International ASA(1)	68,200	2,268,474

		6,963,345

SINGAPORE — 4.0%
ComfortDelgro Corp., Ltd.(1)	1,713,000	1,855,921
DBS Group Holdings, Ltd.(1)	280,000	2,555,048
Jardine Cycle & Carriage, Ltd.(1)	222,000	3,631,761
Singapore Airlines, Ltd.(1)	458,200	4,390,732
Venture Corp., Ltd.(1)	416,000	2,662,168

		15,095,630

SOUTH KOREA — 5.4%
Korea Exchange Bank(1)	210,090	2,398,520
Korea Zinc Co., Ltd.(1)	13,212	2,037,065
KT Corp(1)	71,700	2,342,744
LG Corp.(1)	58,255	3,332,620
LG Display Co., Ltd.(1)	103,740	2,500,122
LG Electronics, Inc.(1)	31,264	2,902,852
Shinhan Financial Group Co., Ltd.†(1)	125,660	4,803,898

		20,317,821

SPAIN — 5.1%
Banco Bilbao Vizcaya Argentaria SA(1)	339,016	6,072,441
Banco Santander SA(1)	528,042	8,500,314
Gestevision Telecinco SA(1)	146,985	1,518,896
Repsol YPF SA(1)	107,726	2,867,899

		18,959,550

SWEDEN — 0.5%
Tele2 AB, Class B(1)	116,441	1,718,303

SWITZERLAND — 9.4%
ACE, Ltd.†	96,006	4,930,868
Credit Suisse Group AG(1)	74,372	3,972,517
Nestle SA(1)	45,036	2,093,499
Novartis AG(1)	144,145	7,519,068
Roche Holding AG(1)	34,565	5,538,068
Tyco International, Ltd.	104,991	3,522,448
Zurich Financial Services AG(1)	33,780	7,733,300

		35,309,768

TAIWAN — 0.3%
Epistar Corp.(1)(3)	353,000	1,037,559

UNITED ARAB EMIRATES — 0.5%
DP World, Ltd.	4,005,689	1,982,816

UNITED KINGDOM — 15.2%
Barclays PLC(1)	1,175,519	6,150,364
BP PLC(1)	1,277,964	12,035,533
Britvic PLC(1)	661,366	3,774,313
HSBC Holdings PLC(1)	1,021,366	11,302,659
J Sainsbury PLC(1)	587,798	3,174,126
Lloyds Banking Group PLC†(1)	1,328,145	1,878,926
Next PLC(1)	66,722	1,958,493
Royal Dutch Shell PLC, Class B(1)	221,163	6,406,597
RSA Insurance Group PLC(1)	1,441,389	2,857,009
TUI Travel PLC(1)	621,457	2,374,114
Vedanta Resources PLC(1)	70,166	2,393,388
Vodafone Group PLC(1)	1,195,198	2,644,363

		56,949,885

UNITED STATES — 0.4%
CF Industries Holdings, Inc.	17,903	1,490,425

TOTAL COMMON STOCK (cost $332,071,705)		371,699,540

Warrants — 0.0%

ITALY — 0.0%
Mediobanca SpA Expires 03/18/11 (strike price EUR 9.00)†	152,410	0

(cost $0)
TOTAL INVESTMENTS — (cost $332,071,705) (2)	99.5%	371,699,540
Other assets less liabilities	0.5	1,872,864

NET ASSETS —	100.0%	$373,572,404

†	Non-income producing security

(1)	Security was valued using fair value procedures at October 31, 2009. The aggregate value of these securities was $315,523,400 representing 84.4% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.

(2)	See Note 4 for cost of investments on a tax basis.

(3)	Illiquid security. At October 31, 2009, the aggregate value of these securities was $6,560,756 representing 1.8% of net assets.

ADR — American Depository Receipt

GDR — Global Depository Receipt
Open Forward Foreign Currency Contracts

					Gross
Contract to		In Exchange		Delivery	Unrealized
Deliver		For		Date	Appreciation

* AUD	7,661,800	USD	7,014,431	11/18/2009	$127,329
* CAD	3,140,200	USD	2,987,323	11/18/2009	85,210
* CHF	9,375,000	USD	9,145,342	11/18/2009	6,089
* HKD	29,614,900	USD	3,821,884	11/18/2009	360
* JPY	1,561,531,900	USD	17,520,521	11/18/2009	171,812
NOK	58,303,700	USD	10,255,885	11/18/2009	79,112
* SEK	21,367,800	USD	3,043,066	11/18/2009	30,037
* SGD	22,317,600	USD	16,042,930	11/18/2009	121,802
* USD	18,759,529	AUD	21,331,700	11/18/2009	415,284
USD	2,209,792	DKK	11,209,700	11/18/2009	6,109
* USD	23,163,232	EUR	15,820,600	11/18/2009	118,377
* USD	21,001,942	GBP	13,217,200	11/18/2009	688,662
* USD	1,134,739	SGD	1,599,800	11/18/2009	6,541

					$1,856,724

					Gross
Contract to		In Exchange		Delivery	Unrealized
Deliver		For		Date	Depreciation

* EUR	7,975,500	USD	11,692,236	11/18/2009	$(44,517)
* GBP	7,408,200	USD	11,836,267	11/18/2009	(321,250)
NOK	6,248,778	USD	35,674,400	11/18/2009	(21,896)
* USD	7,078,477	CAD	7,586,900	11/18/2009	(66,810)
* USD	7,603,158	CHF	7,752,900	11/18/2009	(45,215)
* USD	1,348,369	HKD	10,447,300	11/18/2009	(244)
* USD	26,534,884	JPY	2,375,690,200	11/18/2009	(140,830)
USD	512,076	NZD	692,500	11/18/2009	(15,696)
* USD	10,715,547	SEK	75,266,500	11/18/2009	(102,342)

					$(758,800)

Net Unrealized Appreciation (Depreciation)					$1,097,924

*	Represents partially offsetting forward foreign currency contracts, that to the extent they are offset, do not have additional market risk, but have continued counterparty settlement risk.

AUD — Australian Dollar
CAD — Canadian Dollar
CHF — Swiss Franc
DKK — Danish Krone
EUR — Euro Dollar
GBP — British Pound
HKD — Hong Kong Dollar
JPY — Japanese Yen
NOK — Norwegian Krone
NZD — New Zealand Dollar
SEK — Swedish Krona
SGD — Singapore Dollar
USD — United States Dollar

Industry Allocation*
Banks-Commercial	16.2%
Diversified Banking Institutions	9.1
Oil Companies-Integrated	7.7
Medical-Drugs	5.7
Insurance-Multi-line	5.3
Diversified Operations	3.2
Auto-Cars/Light Trucks	2.8
Telephone-Integrated	2.6
Import/Export	1.8
Electronic Components-Misc.	1.7
Diversified Financial Services	1.7
Auto/Truck Parts & Equipment-Original	1.7
Insurance-Property/Casualty	1.6
Electric Products-Misc.	1.5
Distribution/Wholesale	1.4
Food-Misc.	1.4
Real Estate Operations & Development	1.4
Cellular Telecom	1.3
Television	1.3
Telecom Services	1.3
Electric-Integrated	1.2
Airlines	1.2
Transport-Services	1.1
Food-Retail	1.1
Chemicals-Diversified	1.0
Metal-Diversified	1.0
Beverages-Non-alcoholic	1.0
Computers-Integrated Systems	1.0
Agricultural Chemicals	1.0
Oil Companies-Exploration & Production	1.0
Building Products-Cement	1.0
Diversified Manufacturing Operations	0.9
Multimedia	0.9
Office Automation & Equipment	0.9
Electric-Generation	0.8
Fisheries	0.8
Retail-Misc./Diversified	0.8
Steel-Producers	0.8
Building-Heavy Construction	0.8
Internet Content-Entertainment	0.8
Semiconductor Equipment	0.7
Retail-Convenience Store	0.7
Tobacco	0.7
Diversified Minerals	0.7
Medical Products	0.6
Travel Services	0.6
Real Estate Investment Trusts	0.6
Brewery	0.6
Non-Ferrous Metals	0.6
Finance-Leasing Companies	0.5
Gas-Distribution	0.5
Warehousing & Harbor Transportation Services	0.5
Retail-Apparel/Shoe	0.5
Transactional Software	0.5
Electric-Distribution	0.4
Oil Refining & Marketing	0.4
Electronic Components-Semiconductors	0.4
Finance-Investment Banker/Broker	0.2

99.5%

*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2009 (see Note 1):

				Level 3-Signifcant
	Level 1 - Unadjusted	Level 2- Other		Unobservable
	Quoted Prices	Observable Inputs		Inputs	Total

Long-Term Investment Securities:
Common Stock:
Canada	$28,059,265	$—		$—	$28,059,265
France	—	30,091,705	@	—	30,091,705
Germany	—	22,072,416	@	—	22,072,416
Japan	—	57,347,180	@	—	57,347,180
South Korea	—	20,317,821	@	—	20,317,821
Spain		18,959,550	@	—	18,959,550
Switzerland	8,453,316	26,856,452	@	—	35,309,768
United Kingdom	—	56,949,885	@	—	56,949,885
Other Countries*	19,663,559	82,928,391	@	—	102,591,950
Warrants	0	—		—	0
Other Financial Instruments:+
Forward Foreign Currency Contracts Appreciation	—	1,856,724		—	1,856,724
Forward Foreign Currency Contracts Depreciation	—	(758,800)		—	(758,800)

Total	$56,176,140	$316,621,324		$—	$372,797,464

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets.

+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as future, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

@	Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these investment securities were classified as Level 2 instead of Level 1. (See Note 1)
See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
GLOBAL EQUITIES PORTFOLIO
Portfolio of Investments — October 31, 2009
(unaudited)

Common Stock — 99.6%	Shares/ Principal Amount	Market Value (Note 1)

AUSTRALIA — 1.4%
Alumina, Ltd.†(1)	216,929	$316,060
BHP Billiton, Ltd.(1)	26,624	874,257
Macquarie Group, Ltd.(1)	6,958	302,246

		1,492,563

BELGIUM — 0.8%
Anheuser-Busch InBev NV(1)	7,826	367,790
Fortis†(1)	58,550	253,123
KBC Groep NV†(1)	5,646	241,069

		861,982

BERMUDA — 0.6%
Marvell Technology Group, Ltd.†	19,723	270,600
MF Global, Ltd.†	25,635	182,521
RenaissanceRe Holdings, Ltd.	4,359	228,847

		681,968

BRAZIL — 0.5%
Petroleo Brasileiro SA ADR	11,713	541,375

CANADA — 2.4%
Canadian Natural Resources, Ltd.	5,870	380,936
EnCana Corp.	6,592	365,528
Lundin Mining Corp.†	61,685	247,983
Niko Resources, Ltd.	1,300	105,245
Quadra Mining, Ltd.†	18,770	261,588
Royal Bank of Canada	6,606	334,558
Talisman Energy, Inc.	30,385	518,375
Toronto-Dominion Bank	7,339	418,344

		2,632,557

CAYMAN ISLANDS — 0.5%
Fresh Del Monte Produce, Inc.†	12,827	278,474
Melco Crown Entertainment, Ltd. ADR†	57,594	285,666

		564,140

CHINA — 0.8%
Bank of China, Ltd.(1)	703,000	401,700
China Merchants Bank Co., Ltd.(1)	203,600	522,442

		924,142

DENMARK — 0.3%
D/S Norden(1)	8,607	322,565

FINLAND — 0.5%
Metso Oyj(1)	11,785	328,777
YIT Oyj(1)	12,370	238,701

		567,478

FRANCE — 6.3%
AXA SA(1)	18,184	451,894
BNP Paribas(1)	7,568	569,329
Bouygues SA(1)	7,350	345,818
Compagnie de St. Gobain(1)	5,424	264,070
Compagnie Generale des Etablissements Michelin, Class B(1)	3,805	281,965
Lafarge SA(1)	5,025	409,824
Lagardere SCA(1)	4,910	221,648
Pernod-Ricard SA(1)	4,481	373,996
PPR(1)	4,097	446,946
Renault SA†(1)	7,121	318,360
Rhodia SA†(1)	25,687	377,056
Sanofi-Aventis SA(1)	11,589	847,073
Societe Generale(1)	8,099	537,939
Total SA(1)	18,175	1,082,262
Vivendi(1)	10,214	282,908

		6,811,088

GERMANY — 3.6%
BASF SE(1)	6,376	341,095
Bayer AG(1)	5,579	386,429
Bayerische Motoren Werke AG(1)	5,779	282,370
Bilfinger Berger AG(1)	4,225	270,882
Deutsche Bank AG(1)	5,322	385,378
E.ON AG(1)	16,802	642,235
Linde AG(1)	3,106	324,814
Muenchener Rueckversicherungs AG(1)	1,999	317,052
Porsche Automobil Holding SE(1)	3,239	247,747
Siemens AG(1)	7,419	668,523

		3,866,525

GREECE — 0.3%
Piraeus Bank SA†(1)	21,937	374,891

HONG KONG — 1.9%
China Everbright, Ltd.(1)	92,000	212,243
CNOOC, Ltd.(1)	318,000	472,002
Hang Lung Properties, Ltd.(1)	133,000	500,435
Shun Tak Holdings, Ltd.(1)	460,000	308,605
Swire Pacific, Ltd., Class A(1)	26,000	315,937
Wharf Holdings, Ltd.(1)	43,000	231,992

		2,041,214

INDIA — 0.7%
ICICI Bank, Ltd. ADR	9,322	293,177
Yes Bank, Ltd.†(1)	85,939	427,754

		720,931

INDONESIA — 0.2%
Bank Rakyat Indonesia(1)	280,000	204,394

IRELAND — 0.3%
Covidien PLC	7,901	332,790

ITALY — 1.1%
Enel SpA(1)	50,918	303,554
Intesa Sanpaolo SpA†(1)	117,813	496,329
UniCredit SpA†(1)	107,662	360,151

		1,160,034

JAPAN — 7.3%
Aisin Seiki Co., Ltd.(1)	12,100	304,677
Asahi Glass Co., Ltd.(1)	32,000	266,546
East Japan Railway Co.(1)	6,300	403,784
FUJIFILM Holdings Corp.(1)	8,800	252,891
Honda Motor Co., Ltd.(1)	20,400	631,254
ITOCHU Corp.(1)	50,000	312,371
KDDI Corp.(1)	37	196,605
Kirin Holdings Co., Ltd.(1)	20,000	328,119
Komatsu, Ltd.(1)	16,100	312,865
Kubota Corp.(1)	48,000	372,376
Marubeni Corp.(1)	62,000	309,149
Mitsubishi Corp.(1)	29,800	636,615
Mitsui & Co., Ltd.(1)	35,600	459,461
Mitsui Fudosan Co., Ltd.(1)	23,000	369,266
Nidec Corp.(1)	4,000	341,184
Nippon Telegraph and Telephone Corp.(1)	11,400	470,974
Nissan Motor Co., Ltd.†(1)	58,500	415,990
Nitori Co., Ltd.(1)	3,950	322,046
ORIX Corp.(1)	5,410	352,647

Sumitomo Electric Industries, Ltd.(1)	26,200	315,028
Sumitomo Mitsui Financial Group, Inc.(1)	7,400	254,184
Yamato Holdings Co., Ltd.(1)	18,600	276,600

		7,904,632

LIBERIA — 0.3%
Royal Caribbean Cruises, Ltd.†	14,809	299,586

LUXEMBOURG — 0.4%
ArcelorMittal(1)	14,001	468,775

MEXICO — 0.4%
America Movil SAB de CV, Series L ADR	9,563	422,015

Netherlands — 0.7%
ING Groep NV†(1)	35,517	459,207
Koninklijke KPN NV(1)	17,746	321,733

		780,940

RUSSIA — 0.2%
Magnitogorsk Iron & Steel Works GDR†	24,500	232,750

SOUTH KOREA — 0.9%
Hyundai Motor Co.(1)	2,546	231,050
LG Electronics, Inc.(1)	3,043	282,542
Samsung Electronics Co., Ltd.(1)	728	438,235

		951,827

SPAIN — 2.1%
Banco Bilbao Vizcaya Argentaria SA(1)	26,777	479,628
Banco Santander SA(1)	37,932	610,625
Industria de Diseno Textil SA(1)	4,030	236,557
Telefonica SA(1)	33,291	929,216

		2,256,026

SWEDEN — 0.8%
Atlas Copco AB, Class A(1)	28,942	395,500
Electrolux AB, Class B†(1)	10,241	248,724
NCC AB(1)	14,840	227,104

		871,328

SWITZERLAND — 5.8%
ABB, Ltd.†(1)	22,291	415,261
ACE, Ltd.†	6,609	339,438
Alcon, Inc.	2,397	342,268
Compagnie Financiere Richemont SA(1)	9,738	272,641
Credit Suisse Group AG(1)	12,190	651,119
Holcim, Ltd.†(1)	6,138	389,657
Nestle SA(1)	19,767	918,869
Noble Corp.	7,419	302,250
Novartis AG(1)	20,403	1,064,286
Roche Holding AG(1)	4,306	689,915
Transocean, Ltd.†	5,572	467,547
Zurich Financial Services AG(1)	2,137	489,226

		6,342,477

TAIWAN — 0.3%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	31,728	302,685

UNITED KINGDOM — 14.4%
Anglo American PLC†(1)	8,138	295,615
AstraZeneca PLC(1)	9,030	405,874
Autonomy Corp. PLC†(1)	13,553	297,894
Barclays PLC(1)	117,362	614,043
Barratt Developments PLC(1)	54,969	121,262
Bellway PLC(1)	20,098	240,556
BG Group PLC(1)	22,698	391,296
BP PLC(1)	88,607	834,478
British American Tobacco PLC(1)	11,048	352,755
Britvic PLC(1)	33,437	190,820
BT Group PLC(1)	177,191	378,292
Burberry Group PLC(1)	36,410	320,703
Cookson Group PLC(1)	40,987	244,987
Debenhams PLC(1)	180,210	229,960
Eurasian Natural Resources Corp.(1)	19,354	264,520
GKN PLC(1)	146,613	256,758
GlaxoSmithKline PLC(1)	28,846	592,396
HMV Group PLC(1)	119,680	217,745
HSBC Holdings PLC(1)	101,476	1,122,955
Imperial Tobacco Group PLC(1)	9,733	286,834
Inchcape PLC†(1)	683,067	328,411
Kazakhmys PLC†(1)	19,277	341,333
Kingfisher PLC(1)	95,027	347,626
Lloyds Banking Group PLC†	157,440	222,730
LogicaCMG PLC(1)	106,480	201,809
Man Group PLC, Class B(1)	76,648	387,706
Marks & Spencer Group PLC(1)	68,334	382,903
Prudential PLC(1)	53,590	486,249
Rio Tinto PLC(1)	10,109	446,169
Royal Dutch Shell PLC, Class B(1)	46,483	1,346,508
Standard Chartered PLC(1)	25,330	622,009
Unilever PLC(1)	12,959	387,889
Vedanta Resources PLC(1)	9,484	323,503
Vodafone Group PLC(1)	574,332	1,270,703
WPP PLC(1)	31,420	281,772
Xstrata PLC†(1)	39,530	566,210

		15,603,273

UNITED STATES — 43.8%
Abbott Laboratories	8,043	406,735
American Express Co.	9,009	313,874
Amgen, Inc.†	6,799	365,310
Anadarko Petroleum Corp.	7,345	447,531
Analog Devices, Inc.	11,959	306,509
Apache Corp.	4,082	384,198
Apple, Inc.†	4,741	893,679
Ashland, Inc.	6,879	237,601
Autodesk, Inc.†	13,845	345,156
Bank of America Corp.	99,041	1,444,018
BB&T Corp.	9,202	220,020
BE Aerospace, Inc.†	11,739	208,132
Bristol-Myers Squibb Co.	17,601	383,702
Cameron International Corp.†	7,825	289,290
Capital One Financial Corp.	6,950	254,370
Casey’s General Stores, Inc.	7,250	228,593
CBS Corp., Class B	20,422	240,367
Chevron Corp.	18,710	1,432,063
Cisco Systems, Inc.†	41,301	943,728
Citigroup, Inc.	105,289	430,632
Cognizant Technology Solutions Corp., Class A†	8,723	337,144
Comcast Corp., Class A	25,085	363,733
Comerica, Inc.	8,532	236,763
Corning, Inc.	29,429	429,958
CSX Corp.	8,519	359,331
D.R. Horton, Inc.	26,554	291,032
Dell, Inc.†	23,005	333,342
Devon Energy Corp.	5,193	336,039
Discover Financial Services	16,273	230,100

Eaton Corp.	5,014	303,096
EMC Corp.†	21,267	350,267
Endo Pharmaceuticals Holdings, Inc.†	12,315	275,856
EOG Resources, Inc.	3,027	247,185
Esterline Technologies Corp.†	5,941	250,176
FedEx Corp.	4,067	295,630
Flowserve Corp.	2,843	279,211
Ford Motor Co.†	38,812	271,684
Freeport-McMoRan Copper & Gold, Inc.†	6,430	471,705
Gannett Co., Inc.	26,134	256,636
Gilead Sciences, Inc.†	9,453	402,225
Goodrich Corp.	6,041	328,328
Google, Inc., Class A†	1,679	900,145
Guess?, Inc.	7,438	271,859
Halliburton Co.	13,501	394,364
Hartford Financial Services Group, Inc.	20,088	492,558
Hewlett-Packard Co.	15,438	732,687
Intel Corp.	26,026	497,357
International Business Machines Corp.	6,651	802,177
Interpublic Group of Cos., Inc.†	27,631	166,339
Investment Technology Group, Inc.†	8,855	191,002
Jefferies Group, Inc.†	13,008	339,509
Jones Lang LaSalle, Inc.	6,384	299,090
KBR, Inc.	13,648	279,375
Lam Research Corp.†	6,928	233,612
Lennar Corp., Class A	22,271	280,615
Lexmark International, Inc., Class A†	10,330	263,415
LifePoint Hospitals, Inc.†	8,690	246,188
Lorillard, Inc.	4,541	352,927
Macy’s, Inc.	19,164	336,711
McKesson Corp.	5,396	316,907
Mead Johnson Nutrition Co., Class A	6,740	283,350
Medicis Pharmaceutical Corp., Class A	14,081	298,095
Merck & Co., Inc.	24,658	762,672
Micron Technology, Inc.†	25,995	176,506
Microsoft Corp.	39,570	1,097,276
Molson Coors Brewing Co., Class B	6,054	296,464
Morgan Stanley	10,654	342,206
Murphy Oil Corp.	3,667	224,200
Mylan, Inc.†	16,001	259,856
National Oilwell Varco, Inc.	6,030	247,170
NetApp, Inc.†	9,768	264,224
Newmont Mining Corp.	10,986	477,452
News Corp., Class B	34,096	463,706
NII Holdings, Inc.†	12,885	346,993
Norfolk Southern Corp.	9,982	465,361
NVIDIA Corp.†	18,971	226,893
Occidental Petroleum Corp.	6,074	460,895
PepsiCo, Inc.	9,339	565,476
Pfizer, Inc.	64,507	1,098,554
Philip Morris International, Inc.	11,803	558,990
Phillips-Van Heusen Corp.	6,778	272,137
Piper Jaffray Cos., Inc.†	5,313	246,470
PNC Financial Services Group, Inc.	6,860	335,728
priceline.com, Inc.†	1,569	247,573
Pride International, Inc.†	7,945	234,854
Principal Financial Group, Inc.	17,614	441,055
Prudential Financial, Inc.	10,222	462,341
QUALCOMM, Inc.	12,395	513,277
Quest Software, Inc.†	13,399	224,701
Red Hat, Inc.†	7,330	189,187
Reynolds American, Inc.	6,081	294,807
Ryder System, Inc.	7,060	286,283
St. Mary Land & Exploration Co.	6,550	223,355
State Street Corp.	7,575	317,999
Steel Dynamics, Inc.	18,501	247,728
SUPERVALU, Inc.	15,100	239,637
Target Corp.	6,316	305,884
Tech Data Corp.†	7,356	282,691
Temple-Inland, Inc.	17,268	266,791
Texas Instruments, Inc.	11,654	273,286
The Gap, Inc.	12,874	274,731
The Goldman Sachs Group, Inc.	4,249	723,052
The J.M. Smucker Co.	5,200	274,196
The Procter & Gamble Co.	16,291	944,878
The Walt Disney Co.	12,770	349,515
TIBCO Software, Inc.†	24,670	215,863
Tiffany & Co.	7,648	300,490
Time Warner Cable, Inc.	5,069	199,921
Tupperware Brands Corp.	8,072	363,401
United Technologies Corp.	6,741	414,234
Universal Corp.	5,319	221,217
US Bancorp	15,597	362,162
VF Corp.	4,657	330,833
Virgin Media, Inc.	20,743	289,780
WellCare Health Plans, Inc.†	8,680	226,808
WellPoint, Inc.†	6,050	282,898
Wells Fargo & Co.	31,064	854,881
Western Digital Corp.†	9,364	315,380
Whirlpool Corp.	4,580	327,882
Whiting Petroleum Corp.†	5,284	298,018
Williams-Sonoma, Inc.	13,615	255,690
XTO Energy, Inc.	8,117	337,343
Yahoo!, Inc.†	19,990	317,841
Zimmer Holdings, Inc.†	8,293	435,963

		47,560,886

TOTAL COMMON STOCK (cost $99,011,974)		108,097,837

Preferred Stock — 0.2%

GERMANY — 0.2%
Volkswagen AG(1)	1,995	198,502
(cost $231,454)

Rights† — 0.0%

Barratt Developments PLC (Expires 11/03/09)	71,459	39,876
(cost $76,979)
TOTAL LONG-TERM INVESTMENT SECURITIES (cost $99,320,407)		108,336,215

Short-Term Investment Securities — 0.2%

TIME DEPOSITS — 0.2%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 11/02/09 (cost $169,000)	$169,000	169,000
TOTAL INVESTMENTS — (cost $99,489,407) (2)	100.0%	108,505,215
Other assets less liabilities	0.0	22,725

NET ASSETS —	100.0%	$108,527,940

†	Non-income producing security

(1)	Security was valued using fair value procedures at October 31, 2009. The aggregate value of these securities was $52,758,177 representing 48.6% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.

(2)	See Note 4 for cost of investments on a tax basis.

ADR — American Depository Receipt

GDR — Global Depository Receipt

Industry Allocation*
Diversified Banking Institutions	6.6%
Medical-Drugs	6.3
Banks-Commercial	5.9
Oil Companies-Integrated	5.4
Oil Companies-Exploration & Production	4.2
Computers	2.5
Auto-Cars/Light Trucks	2.4
Telephone-Integrated	2.1
Insurance-Multi-line	2.1
Tobacco	1.9
Banks-Super Regional	1.9
Cellular Telecom	1.9
Diversified Minerals	1.8
Import/Export	1.6
Electronic Components-Semiconductors	1.5
Multimedia	1.5
Applications Software	1.4
Insurance-Life/Health	1.3
Food-Misc.	1.2
Transport-Rail	1.1
Web Portals/ISP	1.1
Diversified Manufacturing Operations	1.1
Real Estate Operations & Development	1.1
Finance-Investment Banker/Broker	1.0
Metal-Copper	1.0
Retail-Major Department Stores	1.0
Retail-Apparel/Shoe	1.0
Metal-Diversified	1.0
Oil & Gas Drilling	0.9
Brewery	0.9
Building-Residential/Commercial	0.9
Aerospace/Defense-Equipment	0.9
Electric-Integrated	0.9
Cosmetics & Toiletries	0.9
Networking Products	0.9
Computers-Memory Devices	0.9
Semiconductor Components-Integrated Circuits	0.8
Auto/Truck Parts & Equipment-Original	0.8
Building & Construction-Misc.	0.8
Building Products-Cement	0.7
Medical Products	0.7
Medical-Biomedical/Gene	0.7
Beverages-Non-alcoholic	0.7
Chemicals-Diversified	0.7
Steel-Producers	0.7
Machinery-Construction & Mining	0.6
Engineering/R&D Services	0.6
Apparel Manufacturers	0.6
Chemicals-Specialty	0.6
Distribution/Wholesale	0.6
Transport-Services	0.5
Appliances	0.5
Retail-Jewelry	0.5
Cable/Satellite TV	0.5
Diversified Operations	0.5
Insurance-Reinsurance	0.5
Finance-Credit Card	0.5
Computer Services	0.5
Oil Field Machinery & Equipment	0.5
Wireless Equipment	0.5
Medical-HMO	0.5
Gold Mining	0.4
Telecom Equipment-Fiber Optics	0.4
Oil-Field Services	0.4
Investment Companies	0.4
Beverages-Wine/Spirits	0.3
Machinery-Farming	0.3
Consumer Products-Misc.	0.3
Finance-Leasing Companies	0.3
Retail-Building Products	0.3
Computer Aided Design	0.3
Optical Supplies	0.3
Electronic Components-Misc.	0.3
Retail-Regional Department Stores	0.3
Machinery-General Industrial	0.3
Industrial Gases	0.3
Transport-Marine	0.3
Retail-Home Furnishings	0.3
Banks-Fiduciary	0.3
Medical-Wholesale Drug Distribution	0.3
Metal-Aluminum	0.3
Retail-Discount	0.3
Cruise Lines	0.3
Real Estate Management/Services	0.3
Enterprise Software/Service	0.3
Telecom Services	0.3
Casino Hotels	0.3
Vitamins & Nutrition Products	0.3
Electric Products-Misc.	0.3
Rubber-Tires	0.3
Machinery-Pumps	0.3
Food-Wholesale/Distribution	0.3
Transport-Truck	0.3
Food-Confectionery	0.2
Containers-Paper/Plastic	0.2
Building Products-Doors & Windows	0.2
Building & Construction Products-Misc.	0.2
Computers-Periphery Equipment	0.2
Medical-Generic Drugs	0.2
Publishing-Newspapers	0.2
Retail-Mail Order	0.2
Photo Equipment & Supplies	0.2
Aerospace/Defense	0.2
E-Commerce/Services	0.2
Medical-Hospitals	0.2
Television	0.2
Food-Retail	0.2
Semiconductor Equipment	0.2
Metal-Iron	0.2
Retail-Convenience Store	0.2
Building-Heavy Construction	0.2
Retail-Music Store	0.2
Internet Infrastructure Software	0.2
Diversified Financial Services	0.2
Finance-Other Services	0.2
Time Deposits	0.2
Advertising Agencies	0.2

100.0%

*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2009 (see Note 1):

				Level 3-Signifcant
	Level 1 - Unadjusted	Level 2- Other		Unobservable
	Quoted Prices	Observable Inputs		Inputs	Total

Long-Term Investment Securities:
Common Stock:
France	$—	$6,811,088	@	$—	$6,811,088
Japan	—	7,904,632	@	—	7,904,632
Switzerland	1,451,503	4,890,974	@	—	6,342,477
United Kingdom	222,730	15,380,543	@	—	15,603,273
United States	47,560,886	—		—	47,560,886
Other Countries*	6,303,043	17,572,438	@	—	23,875,481
Preferred Stock	—	198,502	@	—	198,502
Rights	39,876	—		—	39,876
Short-Term Investment Securities:
Time Deposit	—	169,000		—	169,000

Total	$55,578,038	$52,927,177		$—	$108,505,215

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets.

@	Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these investment securities were classified as Level 2 instead of Level 1. (See Note 1)
See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
INTERNATIONAL DIVERSIFIED EQUITIES PORTFOLIO
Portfolio of Investments — October 31, 2009
(unaudited)

Common Stock — 83.9%	Shares/ Principal Amount	Market Value (Note 1)

AUSTRALIA — 3.5%
AGL Energy, Ltd.(1)	2,582	$31,840
Alumina, Ltd.†(1)	81,288	118,434
Amcor, Ltd.(1)	42,795	219,931
AMP, Ltd.(1)	7,191	37,562
Australia and New Zealand Banking Group, Ltd.(1)	82,791	1,683,969
BHP Billiton, Ltd.(1)	170,619	5,602,646
BlueScope Steel, Ltd.(1)	46,845	123,053
Boral, Ltd.(1)	30,317	154,281
Brambles, Ltd.(1)	5,019	31,411
Caltex Australia, Ltd.†(1)	2,974	27,040
Coca-Cola Amatil, Ltd.(1)	2,827	26,815
Commonwealth Bank of Australia(1)	1,350	62,146
CSL, Ltd.(1)	1,307	36,743
CSR, Ltd.(1)	12,018	20,317
Fairfax Media, Ltd.(1)	5,129	7,271
Fortescue Metals Group, Ltd.†(1)	68,921	230,396
Foster’s Group, Ltd.(1)	10,441	50,867
Incitec Pivot, Ltd.(1)	85,337	198,267
Insurance Australia Group, Ltd.(1)	8,930	29,849
Leighton Holdings, Ltd.(1)	1,087	34,295
Lend Lease Corp., Ltd.(1)	2,197	18,073
Macquarie Group, Ltd.(1)	1,050	45,611
Macquarie Infrastructure Group(1)	11,936	15,350
National Australia Bank, Ltd.(1)	1,750	45,966
Newcrest Mining, Ltd.(1)	25,091	713,913
Nufarm, Ltd.(1)	7,151	73,134
OneSteel, Ltd.(1)	43,122	116,836
Orica, Ltd.(1)	17,979	382,063
Origin Energy, Ltd.(1)	4,116	58,451
OZ Minerals, Ltd.†(1)	150,367	157,788
QBE Insurance Group, Ltd.(1)	3,594	72,337
Rio Tinto, Ltd.(1)	14,365	797,717
Santos, Ltd.(1)	2,872	38,136
Sims Metal Management, Ltd.(1)	8,031	142,313
Sonic Healthcare, Ltd.(1)	626	7,751
Stockland(1)	744	2,469
Suncorp-Metway, Ltd.(1)	3,153	24,532
TABCORP Holdings, Ltd.(1)	2,037	12,935
Telstra Corp., Ltd.(1)	10,966	32,669
Toll Holdings, Ltd.(1)	2,194	16,570
Transurban Group(1)	4,090	16,603
Wesfarmers, Ltd.(1)	2,438	60,069
Wesfarmers, Ltd. PPS(1)	680	17,033
Westpac Banking Corp.(1)	1,972	45,922
Woodside Petroleum, Ltd.(1)	2,699	113,401
Woolworths, Ltd.(1)	5,261	134,565

		11,889,340

AUSTRIA — 0.6%
Erste Group Bank AG(1)	16,430	660,187
OMV AG(1)	5,058	209,037
Raiffeisen International Bank Holding AG(1)	6,309	370,090
Telekom Austria AG(1)	18,635	305,135
Verbund — Oesterreichische Elektrizitaetswirtschafts AG, Class A(1)	3,881	174,137
Vienna Insurance Group(1)	2,537	142,849
Voestalpine AG(1)	8,033	273,800

		2,135,235

BELGIUM — 0.5%
Anheuser-Busch InBev NV(Turquoise)(1)	14,255	669,927
Anheuser-Busch InBev NV (Brussells)†(1)	10,360	76
Belgacom SA(1)	2,720	102,021
Compagnie Nationale a Portefeuille(1)	2,087	108,998
Fortis†(1)	14,732	63,689
Groupe Bruxelles Lambert SA(1)	4,630	408,391
Solvay SA(1)	1,669	164,088
UCB SA(1)	2,552	109,081
Umicore(1)	3,880	117,854

		1,744,125

BERMUDA — 0.6%
Cheung Kong Infrastructure Holdings, Ltd.(1)	12,000	42,549
Esprit Holdings, Ltd.(1)	50,800	332,878
Kerry Properties, Ltd.(1)	28,000	157,722
Li & Fung, Ltd.(1)	202,000	844,117
Noble Group, Ltd.(1)	41,000	74,805
NWS Holdings, Ltd.(1)	5,103	9,660
Seadrill, Ltd.†(1)	32,000	667,401
Shangri-La Asia, Ltd.(1)	2,000	3,818
Yue Yuen Industrial Holdings, Ltd.(1)	17,500	48,493

		2,181,443

BRAZIL — 1.7%
All America Latina Logistica	22,600	166,652
Banco Bradesco SA	43,292	849,325
Banco do Brasil SA	26,300	421,164
BM&F BOVESPA SA	33,200	214,850
Companhia Siderurgica Nacional SA	11,900	393,829
Vale SA	14,100	358,583
Vale SA, Class A	20,962	469,432
Cyrela Brazil Realty SA	40,800	521,117
Empresa Brasileira de Aeronautica SA†	13,900	70,542
Lojas Renner SA	27,700	487,455
Perdigao SA†	16,351	396,337
Petroleo Brasileiro SA	49,900	1,147,224
Redecard SA	9,200	136,569
Usinas Siderurgicas de Minas Gerais SA, Class A	6,897	180,099

		5,813,178

CANADA — 0.0%
Thomson Corp.	323	10,275

CAYMAN ISLANDS — 0.3%
Agile Property Holdings, Ltd.(1)	275,790	353,209
Chaoda Modern Agriculture Holdings, Ltd.(1)	166,664	128,397
China Resources Land, Ltd.(1)	139,000	335,341
Li Ning Co., Ltd.(1)	90,000	242,689

		1,059,636

DENMARK — 0.6%
AP Moller — Maersk A/S, Series B(1)	81	550,216
DSV A/S†(1)	9,800	151,773
Novo Nordisk A/S, Class B(1)	13,487	838,748

Novozymes A/S(1)	1,428	130,776
Vestas Wind Systems A/S†(1)	4,288	301,986

		1,973,499

FINLAND — 1.0%
Fortum Oyj(1)	18,142	429,286
Kesko Oyj, Class B(1)	10,692	355,893
Kone Oyj, Class B(1)	4,297	160,390
Metso Oyj(1)	11,647	324,927
Neste Oil Oyj(1)	3,953	69,914
Nokia Oyj(1)	94,312	1,190,078
Outokumpu Oyj(1)	6,005	98,955
Rautaruukki Oyj(1)	2,491	50,749
Sampo Oyj, Class A(1)	13,577	325,000
Stora Enso Oyj, Class R†(1)	19,570	148,544
UPM-Kymmene Oyj(1)	16,611	199,847
Wartsila Oyj(1)	2,374	85,805

		3,439,388

FRANCE — 6.4%
Accor SA(1)	4,171	200,394
Air Liquide SA(1)	7,212	778,797
Alcatel-Lucent†(1)	49,124	183,742
Alstom SA(1)	6,940	480,492
Atos Origin SA†(1)	405	18,958
AXA SA(1)	33,965	844,070
BNP Paribas(1)	22,298	1,677,446
Bouygues SA(1)	5,479	257,787
Cap Gemini SA(1)	2,128	98,786
Carrefour SA(1)	12,507	537,206
Casino Guichard Perrachon SA(1)	478	37,963
Cie Generale de Geophysique-Veritas†(1)	8,787	174,418
CNP Assurances(1)	1,575	152,313
Compagnie de St. Gobain(1)	5,563	270,837
Compagnie Generale des Etablissements Michelin, Class B(1)	4,506	333,911
Credit Agricole SA(1)	15,241	292,706
Dassault Systemes SA(1)	850	49,005
EDF SA(1)	3,430	190,749
Essilor International SA(1)	4,077	228,540
Eurazeo(1)	1,035	64,945
Fonciere Des Regions(1)	544	60,022
France Telecom SA(1)	28,334	700,583
GDF Suez(1)	21,515	900,429
Gecina SA(1)	438	46,594
Groupe Danone SA(1)	8,226	494,255
Hermes International(1)	1,484	206,695
ICADE(1)	400	42,121
Imerys SA(1)	900	49,282
Klepierre(1)	2,025	83,933
L’Oreal SA(1)	1,002	102,120
Lafarge SA(1)	6,785	553,364
Lagardere SCA(1)	3,707	167,342
LVMH Moet Hennessy Louis Vuitton SA(1)	4,403	456,778
Neopost SA(1)	996	87,237
Pernod-Ricard SA(1)	2,192	182,950
Peugeot SA†(1)	3,553	115,715
PPR(1)	2,692	293,673
Publicis Groupe SA(1)	1,844	70,154
Renault SA†(1)	3,434	153,525
Safran SA(1)	1,388	22,461
Sanofi-Aventis SA(1)	21,929	1,602,853
Schneider Electric SA(1)	3,862	401,139
SCOR SE(1)	4,258	108,483
Societe BIC SA(1)	687	47,811
Societe Generale(1)	13,217	877,879
Societe Television Francaise 1(1)	5,707	89,645
Sodexo(1)	2,147	122,775
Technip SA(1)	14,774	930,340
Thales SA(1)	2,221	107,763
Total SA(1)	60,873	3,624,789
Unibail-Rodamco SE(1)	3,737	827,458
Vallourec SA(1)	896	141,675
Veolia Environnement(1)	9,371	305,135
Vinci SA(1)	5,363	279,911
Vivendi(1)	18,739	519,035

		21,648,989

GERMANY — 5.8%
Adidas AG(1)	3,389	156,870
Allianz SE(1)	10,086	1,155,931
BASF SE(1)	21,872	1,170,082
Bayer AG(1)	16,781	1,162,335
Bayerische Motoren Werke AG(1)	14,362	701,747
Beiersdorf AG(1)	1,707	104,987
Celesio AG(1)	2,539	63,274
Commerzbank AG†(1)	9,167	94,944
Daimler AG(1)	24,394	1,187,436
Deutsche Bank AG(1)	15,804	1,144,404
Deutsche Boerse AG(1)	2,609	211,593
Deutsche Lufthansa AG(1)	6,246	96,190
Deutsche Post AG (Sweden)(1)	17,853	301,368
Deutsche Postbank AG†(1)	2,159	66,734
Deutsche Telekom AG(1)	48,647	663,486
E.ON AG(1)	54,012	2,064,539
Fresenius Medical Care AG & Co.(1)	5,164	250,483
GEA Group AG(1)	3,722	70,285
Hochtief AG(1)	1,190	89,395
K+S AG(1)	7,560	411,800
Linde AG(1)	4,376	457,625
MAN SE(1)	2,787	229,434
Merck KGaA(1)	1,166	109,534
Metro AG(1)	9,048	502,705
Muenchener Rueckversicherungs AG(1)	4,636	735,295
Porsche Automobil Holding SE(1)	4,422	338,233
Puma AG Rudolf Dassler Sport(1)	291	88,804
RWE AG(1)	8,635	756,102
SAP AG(1)	32,208	1,455,456
Siemens AG(1)	29,010	2,614,079
ThyssenKrupp AG(1)	6,696	215,406
TUI AG†(1)	4,542	31,450
Volkswagen AG(1)	4,713	765,914

		19,467,920

GREECE — 0.4%
EFG Eurobank Ergasias SA†(1)	13,847	216,310
Marfin Investment Group SA†(1)	3,944	15,580
National Bank of Greece SA†(1)	18,799	682,674
OPAP SA(1)	4,050	103,479
Piraeus Bank SA†(1)	21,147	361,390
Titan Cement Co. SA(1)	2,000	68,776

		1,448,209

HONG KONG — 2.2%
Bank of East Asia, Ltd.(1)	57,854	202,053
BOC Hong Kong Holdings, Ltd.(1)	142,500	327,351
Cathay Pacific Airways, Ltd.†(1)	36,000	57,932
Cheung Kong Holdings, Ltd.(1)	50,000	636,632
China Resources Enterprise(1)	96,000	320,465
China Travel International Investment Hong Kong, Ltd.(1)	730,000	149,531
CLP Holdings, Ltd.(1)	50,000	334,275
Genting Singapore PLC†(1)	72,000	53,755
Hang Lung Group, Ltd.(1)	30,000	152,040
Hang Lung Properties, Ltd.(1)	213,000	801,449
Hang Seng Bank, Ltd.(1)	30,900	437,678
Henderson Land Development Co., Ltd.(1)	39,000	275,212
Hong Kong & China Gas Co., Ltd.(1)	107,000	257,011
Hong Kong Exchanges and Clearing, Ltd.(1)	26,500	465,197
Hongkong Electric Holdings, Ltd.(1)	32,000	170,549
Hopewell Holdings, Ltd.(1)	21,500	68,546
Hutchison Whampoa, Ltd.(1)	59,000	413,046
Hysan Development Co., Ltd.(1)	19,332	56,633
MTR Corp., Ltd.(1)	39,391	135,891
New World Development Co., Ltd.(1)	98,441	210,750
Sino Land Co., Ltd.(1)	66,030	126,723
Sun Hung Kai Properties, Ltd.(1)	70,500	1,065,637
Swire Pacific, Ltd., Class A(1)	28,000	340,240
The Link REIT(1)	69,874	159,563
Wharf Holdings, Ltd.(1)	50,000	269,758
Wheelock & Co., Ltd.(1)	36,000	115,251
Wing Hang Bank, Ltd.(1)	5,000	48,566

		7,651,734

INDONESIA — 0.9%
Astra International Tbk PT(1)	338,500	1,097,488
Bank Mandiri Tbk PT(1)	303,000	145,431
Bank Rakyat Indonesia(1)	257,500	187,970
Bumi Resources Tbk PT(1)	765,500	184,690
International Nickel Indonesia Tbk PT†(1)	105,500	43,312
Lippo Karawaci TBK PT†(1)	475,000	32,338
PT Astra Agro Lestari Tbk(1)	20,000	44,628
PT Bank Central Asia(1)	541,000	256,715
PT Bank Danamon Indonesia Tbk(1)	142,500	66,877
PT Indosat Tbk(1)	70,500	37,529
PT Perusahaan Gas Negara(1)	437,500	163,288
PT Tambang Batubara Bukit Asam Tbk(1)	37,000	57,782
PT Unilever Indonesia Tbk(1)	83,500	87,878
PT United Tractors Tbk(1)	71,000	110,439
Semen Gresik (Persero) PT(1)	65,000	46,095
Telekomunikasi Indonesia Tbk PT(1)	444,000	384,547

		2,947,007

IRELAND — 0.1%
Experian PLC(1)	17,925	164,222
Shire PLC(1)	94	1,663

		165,885
ITALY — 1.9%
Assicurazioni Generali SpA(1)	41,516	1,045,369
Banco Popolare SC†(1)	7,295	63,267
Enel SpA(1)	33,325	198,671
ENI SpA(1)	90,434	2,242,129
Fiat SpA†(1)	8,180	121,479
Intesa Sanpaolo SpA†(1)	273,026	1,150,219
Mediobanca SpA(1)	3,509	44,677
Saipem SpA(1)	29,704	879,768
Telecom Italia SpA (1)	63,371	100,651
UniCredit SpA†(1)	106,122	355,000
Unione di Banche Italiane SCPA(1)	6,718	95,882

		6,297,112

JAPAN — 18.2%
ACOM Co., Ltd.(1)	920	11,651
Advantest Corp.(1)	7,700	168,912
Aeon Co., Ltd.(1)	14,800	131,931
Aeon Credit Service Co., Ltd.(1)	1,800	17,213
Aeon Mall Co., Ltd.(1)	300	6,349
Aioi Insurance Co., Ltd.(1)	2,000	8,787
Ajinomoto Co., Inc.(1)	22,000	206,075
Amada Co., Ltd.(1)	12,000	73,614
Aozora Bank, Ltd.†(1)	1,800	2,095
Asahi Breweries, Ltd.(1)	6,200	110,148
Asahi Glass Co., Ltd.(1)	47,200	393,155
Asahi Kasei Corp.(1)	45,000	221,942
Astellas Pharma, Inc.(1)	16,501	604,119
Bank of Kyoto, Ltd.(1)	11,000	100,343
Benesse Holdings Inc.(1)	2,200	97,570
Bridgestone Corp.(1)	33,500	549,149
Canon, Inc.(1)	41,300	1,549,817
Casio Computer Co., Ltd.(1)	13,200	95,918
Central Japan Railway Co.(1)	59	393,926
Chubu Electric Power Co., Inc.(1)	9,300	208,509
Chugai Pharmaceutical Co., Ltd.(1)	8,405	165,460
Chuo Mitsui Trust Holdings, Inc.(1)	23,518	85,150
Citizen Holdings Co., Ltd.(1)	16,100	90,936
Coca-Cola West Co., Ltd.(1)	500	9,295
Credit Saison Co., Ltd.(1)	2,700	30,351
Dai Nippon Printing Co., Ltd.(1)	16,400	204,087
Daicel Chemical Industries, Ltd.(1)	9,000	54,304
Daiichi Sankyo Co., Ltd.(1)	22,500	445,259
Daikin Industries, Ltd.(1)	11,700	398,734
Daito Trust Construction Co., Ltd.(1)	4,500	188,137
Daiwa House Industry Co., Ltd.(1)	22,400	237,592
Daiwa Securities Group, Inc.(1)	52,000	276,360
Denki Kagaku Kogyo Kabushiki Kaisha(1)	18,000	66,074
Denso Corp.(1)	24,009	655,831
DIC, Corp.(1)	32,000	52,539
Dowa Holdings Co., Ltd.(1)	22,000	126,323
East Japan Railway Co.(1)	13,700	878,070

Eisai Co., Ltd.(1)	7,500	265,770
FamilyMart Co., Ltd.(1)	2,200	65,509
Fanuc, Ltd.(1)	7,300	613,166
Fast Retailing Co., Ltd.(1)	3,200	528,975
Fuji Electric Holdings Co., Ltd.†(1)	7,000	12,922
Fuji Media Holdings, Inc.(1)	16	23,462
FUJIFILM Holdings Corp.(1)	19,700	566,131
Fujitsu, Ltd.(1)	75,400	438,408
Fukuoka Financial Group, Inc.(1)	23,000	83,437
Furukawa Electric Co., Ltd.(1)	24,600	92,801
Gunma Bank, Ltd.(1)	1,000	5,203
Hirose Electric Co., Ltd.(1)	1,100	113,996
Hitachi Construction Machinery Co., Ltd.(1)	1,600	37,121
Hitachi, Ltd.†(1)	134,800	434,745
Hokkaido Electric Power Co., Inc.(1)	500	9,655
Hokuhoku Financial Group, Inc.(1)	45,000	96,551
Honda Motor Co., Ltd.(1)	56,404	1,745,354
Hoya Corp.(1)	16,700	365,741
Ibiden Co., Ltd.(1)	4,800	170,610
IHI Corp.†(1)	46,000	86,302
INPEX Corp.(1)	17	139,097
Isetan Mitsukoshi Holdings, Ltd.(1)	10,240	97,170
Ito En, Ltd.(1)	800	13,569
ITOCHU Corp.(1)	63,000	393,587
ITOCHU Techno-Solutions Corp.(1)	1,700	46,664
J Front Retailing Co., Ltd.(1)	12,500	59,006
Jafco Co., Ltd.(1)	200	5,349
Japan Airlines Corp.†(1)	41,000	52,653
Japan Prime Realty Investment Corp.(1)	3	6,554
Japan Real Estate Investment Corp.(1)	16	128,316
Japan Retail Fund Investment Corp.(1)	16	75,951
Japan Tobacco, Inc.(1)	161	448,752
JFE Holdings, Inc.(1)	14,800	476,596
JGC Corp.(1)	10,000	192,051
JS Group Corp.(1)	9,100	148,810
JSR Corp.(1)	6,200	120,693
JTEKT Corp.(1)	1,000	10,574
Kajima Corp.(1)	50,800	119,393
Kamigumi Co., Ltd.(1)	1,000	7,418
Kaneka Corp.(1)	10,000	65,174
Kao Corp.(1)	23,200	521,108
Kawasaki Heavy Industries, Ltd.(1)	45,000	111,638
Kawasaki Kisen Kaisha, Ltd.†(1)	3,000	10,939
Keihin Electric Express Railway Co., Ltd.(1)	16,000	127,561
Keio Corp.(1)	7,000	44,168
Keyence Corp.(1)	1,700	337,305
Kikkoman Corp.(1)	5,000	57,212
Kinden Corp.(1)	1,000	8,143
Kintetsu Corp.(1)	60,500	214,191
Kirin Holdings Co., Ltd.(1)	17,800	292,026
Kobe Steel, Ltd.†(1)	77,000	139,188
Komatsu, Ltd.(1)	41,500	806,453
Konami Corp.(1)	4,800	86,636
Konica Minolta Holdings, Inc.(1)	19,500	181,886
Kubota Corp.(1)	56,000	434,439
Kuraray Co., Ltd.(1)	12,000	123,878
Kurita Water Industries, Ltd.(1)	2,700	83,493
Kyocera Corp.(1)	6,500	543,984
Kyowa Hakko Kirin Co., Ltd.(1)	9,016	104,547
Kyushu Electric Power Co., Inc.(1)	4,600	94,085
Lawson, Inc.(1)	2,100	93,767
Leopalace21 Corp.†(1)	4,500	24,209
Mabuchi Motor Co., Ltd.(1)	1,100	52,515
Marubeni Corp.(1)	93,200	464,721
Marui Group Co., Ltd.(1)	14,700	83,787
Matsui Securities Co., Ltd.(1)	5,700	40,427
MEIJI Holdings Co., Ltd.†(1)	1,000	40,776
Minebea Co., Ltd.(1)	17,000	71,052
Mitsubishi Chemical Holdings Corp.(1)	33,500	124,616
Mitsubishi Corp.(1)	55,700	1,189,914
Mitsubishi Electric Corp.†(1)	79,800	601,854
Mitsubishi Estate Co., Ltd.(1)	32,000	485,875
Mitsubishi Heavy Industries, Ltd.(1)	135,400	476,145
Mitsubishi Logistics Corp.(1)	3,000	32,391
Mitsubishi Materials Corp.†(1)	74,000	195,720
Mitsubishi Rayon Co., Ltd.(1)	21,000	73,068
Mitsubishi UFJ Financial Group, Inc.(1)	281,411	1,502,235
Mitsubishi UFJ Lease & Finance Co., Ltd.(1)	300	8,988
Mitsui & Co., Ltd.(1)	66,500	858,264
Mitsui Chemicals, Inc.(1)	22,000	75,565
Mitsui Fudosan Co., Ltd.(1)	22,000	353,211
Mitsui Mining & Smelting Co., Ltd.†(1)	44,000	113,620
Mitsui O.S.K. Lines, Ltd.(1)	5,000	28,994
Mitsui Sumitomo Insurance Group Holdings, Inc.(1)	12,200	288,826
Mizuho Financial Group, Inc.(1)	290,600	577,717
Mizuho Securities Co., Ltd.(1)	22,000	74,882
Murata Manufacturing Co., Ltd.(1)	8,200	404,144
Namco Bandai Holdings, Inc.(1)	2,700	27,826
NEC Corp.†(1)	90,800	255,101
NGK Insulators, Ltd.(1)	16,400	368,756
NGK Spark Plug Co., Ltd.(1)	8,000	90,518
Nidec Corp.(1)	4,500	383,832
Nikon Corp.(1)	8,700	162,395
Nintendo Co., Ltd.(1)	3,000	765,003
Nippon Building Fund, Inc.(1)	19	156,871
Nippon Electric Glass Co., Ltd.(1)	13,000	141,702
Nippon Express Co., Ltd.(1)	33,400	135,335
Nippon Meat Packers, Inc.(1)	9,400	110,383
Nippon Mining Holdings, Inc.(1)	21,500	94,883
Nippon Oil Corp.(1)	60,200	294,015
Nippon Paper Group, Inc.(1)	2,900	76,941
Nippon Sheet Glass Co., Ltd.(1)	18,000	52,833
Nippon Steel Corp.(1)	195,000	734,371
Nippon Telegraph and Telephone Corp.(1)	10,100	417,266
Nippon Yusen Kabushiki Kaisha(1)	44,000	164,188
Nipponkoa Insurance Co., Ltd.(1)	1,000	5,434
Nissan Chemical Industries, Ltd.(1)	8,000	102,954
Nissan Motor Co., Ltd.†(1)	84,200	598,741
Nisshin Seifun Group, Inc.(1)	6,500	86,221

Nisshinbo Holdings, Inc.(1)	2,000	19,476
Nissin Foods Holdings Co., Ltd.(1)	2,800	99,003
Nitto Denko Corp.(1)	7,900	235,533
Nomura Holdings, Inc.(1)	74,600	522,027
Nomura Real Estate Holdings, Inc.(1)	300	4,814
Nomura Real Estate Office Fund, Inc.(1)	1	6,189
Nomura Research Institute, Ltd.(1)	5,400	117,153
NSK, Ltd.(1)	26,000	149,006
NTN Corp.(1)	22,000	82,125
NTT Data Corp.(1)	60	171,991
NTT DoCoMo, Inc.(1)	134	195,201
NTT Urban Development Corp.(1)	6	4,835
Obayashi Corp.(1)	34,000	127,155
Obic Co., Ltd.(1)	430	72,744
OJI Paper Co., Ltd.(1)	41,800	182,663
Olympus Corp.(1)	5,100	158,779
Omron Corp.(1)	8,900	150,709
Onward Holdings Co., Ltd.(1)	6,000	37,427
Oracle Corp.(1)	2,000	88,584
Oriental Land Co., Ltd.(1)	2,300	156,069
ORIX Corp.(1)	430	28,029
Osaka Gas Co., Ltd.(1)	45,200	152,131
Panasonic Corp.(1)	73,900	1,024,500
Panasonic Electric Works Co., Ltd.(1)	13,000	162,400
Promise Co., Ltd.†(1)	1,300	8,337
Resona Holdings, Inc.(1)	14,600	174,116
Ricoh Co., Ltd.(1)	26,000	358,787
Rohm Co., Ltd.(1)	5,600	368,792
Sanyo Electric Co., Ltd.†(1)	61,000	147,726
Sapporo Hokuyo Holdings, Inc.(1)	2,000	6,706
Sapporo Holdings, Ltd.(1)	4,000	21,017
SBI Holdings, Inc.(1)	321	58,086
Secom Co., Ltd.(1)	4,800	224,489
Seiko Epson Corp.(1)	5,700	89,105
Sekisui Chemical Co., Ltd.(1)	17,000	101,162
Sekisui House, Ltd.(1)	36,400	312,341
Seven & I Holdings Co., Ltd.(1)	26,600	583,164
Sharp Corp.(1)	30,800	326,244
Shimamura Co., Ltd.(1)	800	76,464
Shimano, Inc.(1)	3,900	149,326
Shimizu Corp.(1)	36,000	137,033
Shin-Etsu Chemical Co., Ltd.(1)	15,348	808,533
Shinsei Bank, Ltd.†(1)	40,000	51,585
Shionogi & Co., Ltd.(1)	8,700	187,789
Shiseido Co., Ltd.(1)	12,700	232,650
Showa Denko K.K.(1)	29,000	55,245
Showa Shell Sekiyu K.K.(1)	8,700	85,458
SMC Corp.(1)	2,400	275,792
Softbank Corp.(1)	33,300	781,638
Sompo Japan Insurance, Inc.(1)	29,000	173,040
Sony Corp.(1)	26,247	771,390
Sony Financial Holdings, Inc.(1)	5	14,288
Stanley Electric Co., Ltd.(1)	2,800	54,508
Sumitomo Chemical Co., Ltd.(1)	47,400	187,490
Sumitomo Corp.(1)	41,400	403,098
Sumitomo Electric Industries, Ltd.(1)	25,500	306,612
Sumitomo Heavy Industries, Ltd.†(1)	20,000	90,060
Sumitomo Metal Industries, Ltd.(1)	115,000	291,788
Sumitomo Metal Mining Co., Ltd.(1)	38,400	600,826
Sumitomo Mitsui Financial Group, Inc.(1)	18,400	632,026
Sumitomo Realty & Development Co., Ltd.(1)	11,000	206,697
Suruga Bank, Ltd.(1)	1,000	9,039
T&D Holdings, Inc.(1)	7,350	188,531
Taiheiyo Cement Corp.†(1)	32,000	37,127
Taisei Corp.(1)	48,000	94,166
Taisho Pharmaceutical Co., Ltd.(1)	6,412	116,864
Takashimaya Co., Ltd.(1)	13,000	86,847
Takeda Pharmaceutical Co., Ltd.(1)	27,201	1,093,851
TDK Corp.(1)	4,900	278,718
Teijin, Ltd.(1)	35,800	104,986
Terumo Corp.(1)	6,900	360,573
The 77 Bank, Ltd.(1)	13,000	75,328
The Bank of Yokohama, Ltd.(1)	44,000	213,544
The Chiba Bank, Ltd.(1)	23,000	140,706
The Hachijuni Bank, Ltd.(1)	1,000	5,860
The Hiroshima Bank, Ltd.(1)	3,000	11,460
The Joyo Bank, Ltd.(1)	28,000	122,524
The Kansai Electric Power Co., Inc.(1)	15,800	343,419
The Nishi-Nippon City Bank, Ltd.(1)	23,000	57,496
The Shizuoka Bank, Ltd.(1)	22,000	218,399
The Sumitomo Trust & Banking Co., Ltd.(1)	44,000	227,094
THK Co., Ltd.(1)	1,700	29,094
Tobu Railway Co., Ltd.(1)	31,200	170,699
Toho Co., Ltd.(1)	3,300	49,891
Tohoku Electric Power Co., Inc.(1)	9,200	189,642
Tokio Marine Holdings, Inc.(1)	23,971	616,784
Tokyo Broadcasting System, Inc.(1)	3,800	56,429
Tokyo Electric Power Co., Inc.(1)	22,900	565,220
Tokyo Electron, Ltd.(1)	8,600	478,064
Tokyo Gas Co., Ltd.(1)	48,400	191,603
Tokyo Tatemono Co., Ltd.(1)	9,000	42,453
Tokyu Corp.(1)	41,000	179,139
Tokyu Land Corp.(1)	1,000	4,060
TonenGeneral Sekiyu K.K.(1)	13,000	118,483
Toppan Printing Co., Ltd.(1)	15,200	135,157
Toray Industries, Inc.(1)	44,100	250,005
Toshiba Corp.†(1)	116,000	655,197
Tosoh Corp.(1)	23,000	61,781
TOTO, Ltd.(1)	19,200	112,740
Toyo Seikan Kaisha, Ltd.(1)	7,500	124,848
Toyoda Gosei Co., Ltd.(1)	600	16,721
Toyota Industries Corp.(1)	3,550	95,310
Toyota Motor Corp.(1)	91,500	3,620,670
Trend Micro, Inc.(1)	4,700	164,111
Unicharm Corp.(1)	1,300	124,549
UNY Co., Ltd.(1)	5,700	42,198
Ushio, Inc.(1)	2,000	31,033
USS Co., Ltd.(1)	990	59,308
West Japan Railway Co.(1)	18	63,981
Yahoo! Japan Corp.(1)	702	214,637
Yakult Honsha Co., Ltd.(1)	3,600	92,681
Yamada Denki Co., Ltd.(1)	3,770	229,744
Yamaha Corp.(1)	4,700	48,810
Yamaha Motor Co., Ltd.(1)	1,600	18,895

Yamato Holdings Co., Ltd.(1)	9,000	133,839
Yamazaki Baking Co., Ltd.(1)	4,000	49,400
Yokogawa Electric Corp.(1)	10,200	82,197

		61,372,549

LUXEMBOURG — 0.2%
ArcelorMittal(1)	17,020	569,855
Oriflame Cosmetics SA SDR(1)	4,231	237,886

		807,741

MALAYSIA — 0.0%
YTL Corp.(1)	418	890

MAURITIUS — 0.0%
Golden Agri-Resources, Ltd.†(1)	136,683	40,882

MEXICO — 0.3%
Desarrolladora Homex SA de CV ADR†	8,100	288,036
Urbi, Desarrollos Urbanos, SA de CV†	44,000	86,642
Wal-Mart de Mexico SAB de CV, Series V	157,220	559,520

		934,198

NETHERLANDS — 2.5%
Aegon NV†(1)	56,628	403,456
Akzo Nobel NV(1)	7,033	415,627
ASML Holding NV(1)	13,061	351,627
Corio NV(1)	1,711	116,050
European Aeronautic Defence and Space Co. NV(1)	5,368	100,582
Fugro NV(1)	7,369	410,353
Heineken NV(1)	18,905	837,074
ING Groep NV†(1)	48,997	633,493
James Hardie Industries NV†(1)	22,203	140,754
Koninklijke Ahold NV(1)	46,829	589,719
Koninklijke DSM NV(1)	8,995	393,550
Koninklijke KPN NV(1)	41,303	748,819
Koninklijke Philips Electronics NV(1)	32,051	805,724
Reed Elsevier NV(1)	18,448	215,274
SBM Offshore NV(1)	16,941	325,563
STMicroelectronics NV(1)	15,622	125,389
TNT NV(1)	24,110	638,782
Unilever NV(1)	36,241	1,116,147
Wolters Kluwer NV(1)	11,584	258,467

		8,626,450

NORWAY — 1.3%
DnB NOR ASA†(1)	35,105	402,747
Norsk Hydro ASA†(1)	48,211	314,745
Orkla ASA(1)	54,460	503,619
Renewable Energy Corp. AS†(1)	5,000	29,820
StatoilHydro ASA(1)	38,333	909,056
Telenor ASA†(1)	64,519	830,528
Yara International ASA(1)	45,013	1,497,226

		4,487,741

POLAND — 1.3%
Asseco Poland SA(1)	8,592	171,818
Bank Handlowy w Warszawie SA†(1)	5,898	128,935
Bank Pekao SA†(1)	16,685	887,451
Bank Zachodni WBK SA†(1)	3,702	196,613
BRE Bank SA†(1)	1,302	119,700
Getin Holding SA†(1)	41,599	116,961
Globe Trade Centre SA†(1)	16,400	140,930
Kghm Polska Miedz SA(1)	15,281	514,133
PBG SA†(1)	1,200	92,882
Polski Koncern Naftowy SA†(1)	37,585	387,973
Polskie Gornictwo Naftowe I Gazownictwo SA(1)	145,278	175,480
Powszechna Kasa Oszczednosci Bank Polski SA†(1)	68,451	809,423
Telekomunikacja Polska SA(1)	87,905	514,246

		4,256,545

PORTUGAL — 0.2%
Brisa Auto-Estradas de Portugal SA(1)	15,318	150,826
EDP — Energias de Portugal SA(1)	74,569	329,364
Portugal Telecom SGPS SA(1)	15,838	180,875

		661,065

RUSSIA — 1.5%
LUKOIL ADR	12,600	735,840
Mining & Metallurgical Co. Norilsk Nickel ADR†	31,455	415,206
Mobile Telesystems OJSC ADR	5,200	235,560
NovaTek OAO GDR*(1)	2,083	104,174
OAO Gazprom ADR	61,650	1,488,847
Polyus Gold Co. ADR	6,292	167,808
Rosneft Oil Co. GDR†	40,950	313,267
Surgutneftegaz ADR	39,100	346,426
Tatneft GDR	10,142	264,199
Vimpel-Communications ADR	13,250	237,573
VTB Bank OJSC GDR(1)	70,333	279,669
Wimm-Bill-Dann Foods ADR†	5,400	364,932

		4,953,501

SINGAPORE — 0.8%
Ascendas Real Estate Investment Trust(1)	25,000	32,507
CapitaLand, Ltd.(1)	42,000	121,343
CapitaMall Trust(1)	30,004	33,577
City Developments, Ltd.(1)	15,983	111,364
ComfortDelgro Corp., Ltd.(1)	43,481	47,109
COSCO Corp. (Singapore), Ltd.(1)	11,000	8,651
DBS Group Holdings, Ltd.(1)	29,947	273,272
Fraser and Neave, Ltd.(1)	25,000	67,859
Jardine Cycle & Carriage, Ltd.(1)	4,025	65,846
Keppel Corp., Ltd.(1)	32,000	183,623

Olam International, Ltd.(1)	34,000	65,187
Oversea-Chinese Banking Corp., Ltd.(1)	60,901	327,063
Sembcorp Industries, Ltd.(1)	26,370	61,614
SembCorp Marine, Ltd.(1)	23,800	57,896
Singapore Airlines, Ltd.(1)	15,810	151,500
Singapore Airport Terminal Services, Ltd.(1)	30,521	53,095
Singapore Exchange, Ltd.(1)	22,008	124,832
Singapore Press Holdings, Ltd.(1)	32,952	89,673
Singapore Telecommunications, Ltd.(1)	186,560	386,516
United Overseas Bank, Ltd.(1)	29,059	347,288
UOL Group, Ltd.(1)	13,315	31,587
Wilmar International, Ltd.(1)	22,000	96,805

		2,738,207

SPAIN — 4.6%
ACS Actividades de Construccion y Servicios SA(1)	9,179	441,052
Banco Bilbao Vizcaya Argentaria SA(1)	131,200	2,350,049
Banco Popular Espanol SA(1)	80,105	713,834
Banco Santander SA(1)	317,764	5,115,290
Criteria CaixaCorp SA(1)	6,336	30,921
Gas Natural SDG SA(1)	836	16,793
Iberdrola SA (Barcelona)(1)	52,812	478,819
Iberdrola SA (London)†	40,524	367,961
Indra Sistemas SA(1)	1,666	39,181
Industria de Diseno Textil SA(1)	6,603	387,590
Mapfre SA(1)	22,033	94,474
Repsol YPF SA(1)	25,266	672,635
Telefonica SA(1)	167,841	4,684,765
Zardoya Otis SA(1)	3,577	71,861

		15,465,225

SWEDEN — 2.1%
Alfa Laval AB(1)	9,942	123,468
Assa Abloy AB, Class B(1)	8,645	153,846
Atlas Copco AB, Class A(1)	44,210	604,141
Atlas Copco AB, Class B(1)	12,710	154,391
Electrolux AB, Class B†(1)	6,100	148,151
Getinge AB, Class B(1)	14,883	280,821
Hennes & Mauritz AB, Class B(1)	16,469	944,918
Holmen AB(1)	1,750	47,980
Husqvarna AB, Class B†(1)	6,100	38,966
Investor AB, Class B(1)	27,405	490,517
Lundin Petroleum AB†(1)	7,566	65,211
Nordea Bank AB(1)	54,081	591,707
Sandvik AB(1)	31,070	350,230
Skanska AB, Class B(1)	10,095	150,823
SKF AB, Class B(1)	10,800	173,996
SSAB AB, Class A(1)	4,852	75,489
Svenska Cellulosa AB, Class B(1)	18,931	263,082
Svenska Handelsbanken AB, Class A(1)	14,842	390,125
Swedish Match AB(1)	8,302	172,193
Tele2 AB, Class B(1)	3,445	50,837
Telefonaktiebolaget LM Ericsson, Class B(1)	109,193	1,164,173
TeliaSonera AB(1)	43,983	293,942
Volvo AB, Class A(1)	13,525	127,502
Volvo AB, Class B(1)	33,636	323,668

		7,180,177

SWITZERLAND — 6.7%
ABB, Ltd.†(1)	57,211	1,065,789
Baloise Holding AG(1)	1,623	139,021
Compagnie Financiere Richemont SA(1)	21,629	605,561
Credit Suisse Group AG(1)	38,840	2,074,605
GAM Holding, Ltd.(1)	11,052	134,674
Geberit AG(1)	1,090	180,518
Givaudan SA(1)	188	139,156
Holcim, Ltd.†(1)	12,081	766,935
Julius Baer Group, Ltd.	11,052	416,052
Logitech International SA†(1)	6,025	102,926
Lonza Group AG(1)	861	67,084
Nestle SA(1)	117,140	5,445,254
Nobel Biocare Holding AG(1)	14,921	423,324
Novartis AG(1)	56,264	2,934,912
Pargesa Holding SA(1)	300	23,974
Roche Holding AG(1)	16,931	2,712,716
Schindler Holding AG (1)	2,326	158,749
Straumann Holding AG(1)	1,366	329,548
Swiss Life Holding AG†(1)	813	97,241
Swiss Reinsurance Co., Ltd.(1)	11,644	474,422
Swisscom AG(1)	462	166,965
Syngenta AG(1)	7,709	1,824,807
The Swatch Group AG(1)	1,409	63,165
The Swatch Group AG, Class B(1)	1,747	407,276
UBS AG†(1)	52,424	877,910
Zurich Financial Services AG(1)	4,022	920,762

		22,553,346

THAILAND — 0.0%
Univest Land PCL†(3)	22,500	0

TURKEY — 1.5%
Akbank TAS(1)	109,926	590,283
Anadolu Efes Biracilik ve Malt Sanayii S(1)	30,978	351,146
BIM Birlesik Magazalar AS GDR(1)	5,467	198,550
Enka Insaat ve Sanayi AS(1)	51,640	206,846
Eregli Demir ve Celik Fabrikalari TAS†(1)	91,749	247,108
Haci Omer Sabanci Holdings AS(1)	58,238	212,424
Koc Holding AS†(1)	55,007	138,677
Tupras-Turkiye Petrol Rafinerileri AS(1)	17,943	306,497
Turk Telekomunikasyon AS(1)	73,400	221,924
Turkcell Iletisim Hizmet AS(1)	87,980	581,756
Turkiye Garanti Bankasi AS(1)	227,060	813,937
Turkiye Halk Bankasi AS(1)	36,800	217,347

Turkiye Is Bankasi, Class C(1)	134,942	506,824
Turkiye Vakiflar Bankasi Tao†(1)	89,936	216,520
Yapi Ve Kredi Bankasi AS†(1)	100,956	205,956

		5,015,795

UNITED KINGDOM — 15.9%
3i Group PLC(1)	22,345	96,331
Admiral Group PLC(1)	5,815	97,755
Aggreko PLC(1)	16,712	208,084
AMEC PLC(1)	36,926	487,378
Anglo American PLC†(1)	23,499	853,607
Antofagasta PLC(1)	15,893	201,042
Associated British Foods PLC(1)	66	895
AstraZeneca PLC(1)	35,759	1,607,270
Aviva PLC(1)	79,339	496,768
BAE Systems PLC(1)	86,180	443,485
Balfour Beatty PLC(1)	13,467	58,711
Barclays PLC†(1)	175,168	916,486
Berkeley Group Holdings PLC†(1)	2,361	32,951
BG Group PLC(1)	106,694	1,839,321
BHP Billiton PLC(1)	7,377	199,524
BP PLC(1)	646,224	6,085,970
British Airways PLC†(1)	22,834	67,773
British American Tobacco PLC(1)	53,325	1,702,630
British Land Co. PLC(1)	28,182	217,830
British Sky Broadcasting Group PLC(1)	60,560	527,963
BT Group PLC(1)	203,716	434,922
Bunzl PLC(1)	9,790	106,591
Burberry Group PLC(1)	12,959	114,144
Cable & Wireless PLC(1)	533	1,265
Cadbury PLC(1)	30,732	387,110
Cairn Energy PLC†(1)	26	1,124
Carnival PLC(1)	4,520	140,151
Centrica PLC(1)	79,672	323,620
Charter International PLC(1)	18,677	212,595
Cobham PLC(1)	28,729	103,278
Compass Group PLC(1)	54,484	345,923
Diageo PLC(1)	77,526	1,263,540
Drax Group PLC(1)	128	974
FirstGroup PLC(1)	17,306	106,524
G4S PLC(1)	7,546	31,279
GlaxoSmithKline PLC(1)	134,963	2,771,670
Hammerson PLC(1)	22,558	149,856
Home Retail Group PLC(1)	14,476	68,927
HSBC Holdings PLC(1)	530,723	5,873,096
ICAP PLC(1)	5,377	35,806
Imperial Tobacco Group PLC(1)	21,734	640,506
Intercontinental Hotels Group PLC(1)	8,936	114,433
International Power PLC(1)	11,003	45,801
Invensys PLC(1)	19,871	92,015
Investec PLC(1)	7,077	50,702
J Sainsbury PLC(1)	28,176	152,151
Johnson Matthey PLC(1)	5,539	127,825
Kingfisher PLC(1)	20,793	76,064
Ladbrokes PLC(1)	16,149	32,194
Land Securities Group PLC(1)	24,815	268,898
Legal & General Group PLC(1)	185,554	238,357
Liberty International PLC(1)	14,635	108,181
Lloyds Banking Group PLC†(1)	239,376	338,645
London Stock Exchange Group PLC(1)	940	13,088
Lonmin PLC†(1)	35	834
Man Group PLC, Class B(1)	91,168	461,152
Marks & Spencer Group PLC(1)	29,619	165,967
National Grid PLC(1)	94,907	943,664
Next PLC(1)	4,627	135,817
Old Mutual PLC†(1)	173,065	300,353
Pearson PLC(1)	24,000	326,651
Petrofac, Ltd.(1)	23,000	353,748
Prudential PLC(1)	77,716	705,156
Reckitt Benckiser Group PLC(1)	17,732	881,638
Reed Elsevier PLC(1)	32,796	248,676
Rexam PLC(1)	16,605	75,486
Rio Tinto PLC(1)	17,560	775,025
Rolls-Royce Group PLC†(1)	50,348	371,796
Royal Bank of Scotland Group PLC†(1)	414,021	282,909
Royal Dutch Shell PLC, Class A(1)	121,718	3,607,396
Royal Dutch Shell PLC, Class B(1)	83,125	2,407,945
RSA Insurance Group PLC(1)	117,764	233,423
SABMiller PLC(1)	30,473	800,247
Schroders PLC(1)	3,622	65,338
Scottish & Southern Energy PLC(1)	40,485	716,737
Segro PLC(1)	22,761	131,580
Serco Group PLC(1)	3,023	25,042
Severn Trent PLC(1)	13,543	211,427
Smith & Nephew PLC(1)	71,913	636,234
Smiths Group PLC(1)	11,826	173,003
Standard Chartered PLC(1)	58,470	1,435,802
Standard Life PLC(1)	66,123	235,923
Tesco PLC(1)	158,592	1,058,326
The Capita Group PLC(1)	5,146	64,391
The Sage Group PLC(1)	44,875	156,901
Tomkins PLC(1)	26,830	73,819
Tullow Oil PLC(1)	132	2,560
Unilever PLC(1)	31,193	933,669
United Utilities Group PLC(1)	6,184	44,651
Vedanta Resources PLC(1)	30	1,023
Vodafone Group PLC(1)	1,263,573	2,795,642
Whitbread PLC(1)	5,136	106,481
WM Morrison Supermarkets PLC(1)	308	1,412
Wolseley PLC†(1)	1,708	34,530
WPP PLC(1)	98,196	880,614
Xstrata PLC†(1)	11,623	166,483

		53,942,500

UNITED STATES — 0.2%
Synthes, Inc.(1)	6,362	754,982

TOTAL COMMON STOCK (cost $281,586,271)		283,664,769

Preferred Stock — 1.3%

BRAZIL — 1.1%
Banco Itau Holding Financeira SA	46,158	877,778
Bradespar SA	5,027	104,016
Centrais Eletricas Brasileiras SA, Class B	23,134	295,479
Cia Energetica de Minas Gerais	14,680	229,250

Gerdau SA	13,702	204,565
Itausa — Investimentos Itau SA	56,893	323,285
Metalurgica Gerdau SA	6,288	114,223
Petroleo Brasileiro SA	70,108	1,394,519
Tele Norte Leste Participacoes SA	12,094	231,362

		3,774,477

GERMANY — 0.2%
Henkel AG & Co. KgaA(1)	1,955	88,665
RWE AG(1)	736	57,814
Volkswagen AG(1)	2,917	290,240

		436,719

TOTAL PREFERRED STOCK (cost $3,181,354)		4,211,196

Rights† — 0.0%

AUSTRALIA — 0.0%
CSR, Ltd. Expires 11/20/09	2,103	501

BELGIUM — 0.0%
Fortis Expires 07/04/04	52,602	0

GERMANY — 0.0%
TUI AG Expires 11/11/09	4,542	0

JAPAN — 0.0%
Dowa Mining Co., Ltd. Expires 01/29/10	23,000	6,899

TOTAL RIGHTS (cost $0)		7,400

Warrants† — 0.0%

ITALY — 0.0%
Mediobanca SpA	3,342	0
Unione di Banche Italiane SCPA Expires 06/30/11 (strike price 12.30) †	7,206	679

TOTAL WARRANTS (cost $0)		679

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $284,767,625)		287,884,044

Repurchase Agreement — 12.6%

Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 10/30/09, to be repurchased 11/02/09 in the amount of $42,557,035 and collateralized by $41,755,000 of Federal Home Loan Bank Notes, bearing interest at 4.40% due 09/17/10 and having an approximate value of $43,408,498 (cost $42,557,000)	$42,557,000	42,557,000

TOTAL INVESTMENTS — (cost $327,324,625) (2)	97.8%	330,441,044
Other assets less liabilities	2.2	7,577,810

NET ASSETS —	100.0%	$338,018,854

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2009, the aggregate value of these securities was $104,174 representing 0.0% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

†	Non-income producing security

(1)	Security was valued using fair value procedures at October 31, 2009. The aggregate value of these securities was $271,990,165 representing 80.5% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.

(2)	See Note 4 for cost of investments on a tax basis.

(3)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs. See Note 1.

ADR	— American Depository Receipt

GDR	— Global Depository Receipt

PPS	— Price Protected Shares
Open Futures Contracts

				Market	Market	Unrealized
Number of			Expiration	Value at	Value as of	Appreciation
Contracts	Type	Description	Month	Trade Date	October 31, 2009	(Depreciation)

78	Long	DAX Index Future	December 2009	$16,332,568	$15,546,558	$(786,010)
490	Long	Dow Jones Euro Stoxx 50 Future	December 2009	20,301,581	19,708,176	(593,405)
33	Long	Financial Times Stock Exch. 100 Index	December 2009	2,770,940	2,720,321	(50,619)
77	Long	Hang Seng China Enterprises Index	November 2009	6,476,926	6,319,757	(157,169)
579	Long	SGX CNX Nifty Index	November 2009	5,651,797	5,437,968	(213,829)

						$(1,801,032)

Open Forward Foreign Currency Contracts

Contract to		In Exchange		Delivery	Gross Unrealized
Deliver		For		Date	Appreciation

* AUD	2,193,951	USD	1,991,900	11/19/2009	$19,968
* EUR	11,183,070	USD	16,535,791	11/19/2009	78,812
HKD	81,716,010	USD	10,546,042	11/19/2009	1,297
* JPY	1,683,575,539	USD	18,746,613	11/19/2009	41,896
* USD	8,625,993	GBP	5,443,732	11/19/2009	307,600

					$449,573

Contract to			In Exchange	Delivery	Gross Unrealized
Deliver			For	Date	Depreciation

* GBP	3,466,692	USD	5,492,903	11/19/2009	$(196,211)
* USD	16,874,760	JPY	1,518,259,872	11/19/2009	(6,719)
USD	2,751,209	CHF	2,798,818	11/19/2009	(22,752)
* USD	17,437,768	AUD	19,310,371	11/19/2009	(81,525)
* USD	47,953,001	EUR	32,339,790	11/19/2009	(361,847)

					(669,054)

Net Unrealized Appreciation (Depreciation)					$(219,481)

*	Represents partially offsetting forward foreign currency contracts, that to the extent they are offset, do not have additional market risk, but have continued counterparty settlement risk.

AUD Australian Dollar	GBP — British Pound	JPY = Japanese Yen
CHF Swiss Francs	HKD — Hong Kong Dollar	USD — United States Dollar
EUR — Euro Dollar

Industry Allocation*
Repurchase Agreements	12.6%
Banks-Commercial	8.8
Oil Companies-Integrated	7.7
Diversified Banking Institutions	4.8
Medical-Drugs	4.6
Auto-Cars/Light Trucks	3.0
Telephone-Integrated	2.8
Food-Misc.	2.8
Electric-Integrated	2.7
Diversified Minerals	2.5
Real Estate Operations & Development	1.8
Chemicals-Diversified	1.7
Insurance-Multi-line	1.7
Steel-Producers	1.2
Electronic Components-Misc.	1.2
Cellular Telecom	1.2
Agricultural Chemicals	1.0
Oil-Field Services	1.0
Diversified Operations	1.0
Import/Export	1.0
Diversified Manufacturing Operations	1.0
Food-Retail	1.0
Brewery	1.0
Retail-Apparel/Shoe	0.9
Tobacco	0.9
Telecom Services	0.8
Real Estate Investment Trusts	0.8
Metal-Diversified	0.8
Medical Products	0.7
Transport-Rail	0.7
Wireless Equipment	0.7
Insurance-Life/Health	0.7
Audio/Video Products	0.6
Machinery-General Industrial	0.6
Office Automation & Equipment	0.6
Oil Companies-Exploration & Production	0.6

Multimedia	0.6
Building Products-Cement	0.5
Machinery-Construction & Mining	0.5
Enterprise Software/Service	0.5
Insurance-Property/Casualty	0.5
Beverages-Wine/Spirits	0.4
Oil Refining & Marketing	0.4
Engineering/R&D Services	0.4
Cosmetics & Toiletries	0.4
Insurance-Reinsurance	0.4
Electric Products-Misc.	0.4
Industrial Gases	0.4
Auto/Truck Parts & Equipment-Original	0.4
Investment Companies	0.4
Retail-Jewelry	0.3
Retail-Automobile	0.3
Building & Construction-Misc.	0.3
Transport-Services	0.3
Gas-Distribution	0.3
Photo Equipment & Supplies	0.3
Soap & Cleaning Preparation	0.3
Finance-Other Services	0.3
Finance-Investment Banker/Broker	0.3
Aerospace/Defense	0.3
Building-Residential/Commercial	0.3
Building-Heavy Construction	0.3
Distribution/Wholesale	0.3
Electric-Transmission	0.3
Building & Construction Products-Misc.	0.3
Paper & Related Products	0.3
Rubber-Tires	0.3
Retail-Major Department Stores	0.3
Retail-Misc./Diversified	0.3
Semiconductor Equipment	0.2
Toys	0.2
Transport-Marine	0.2
Computers-Integrated Systems	0.2
Gold Mining	0.2
Real Estate Management/Services	0.2
Power Converter/Supply Equipment	0.2
Metal Processors & Fabrication	0.2
Oil & Gas Drilling	0.2
Industrial Automated/Robotic	0.2
Electronic Measurement Instruments	0.2
Textile-Products	0.2
Water	0.2
Retail-Hypermarkets	0.2
Mining	0.2
Cable/Satellite TV	0.2
Food-Meat Products	0.2
Electronic Components-Semiconductors	0.1
Food-Catering	0.1
Publishing-Books	0.1
Food-Dairy Products	0.1
Machinery-Electrical	0.1
Building Products-Doors & Windows	0.1
Machinery-Farming	0.1
Metal-Aluminum	0.1
Hotels/Motels	0.1
Airlines	0.1
Food-Wholesale/Distribution	0.1
Transport-Truck	0.1
Building Products-Air & Heating	0.1
Machine Tools & Related Products	0.1
Apparel Manufacturers	0.1
Printing-Commercial	0.1
Agricultural Operations	0.1
Athletic Footwear	0.1
Medical Instruments	0.1
Computers-Memory Devices	0.1
Chemicals-Specialty	0.1
Publishing-Periodicals	0.1
Security Services	0.1
Dialysis Centers	0.1
Coal	0.1
Non-Ferrous Metals	0.1
Metal-Iron	0.1
Retail-Consumer Electronics	0.1
Optical Supplies	0.1
Containers-Paper/Plastic	0.1
Web Portals/ISP	0.1
Commercial Services	0.1
Energy-Alternate Sources	0.1
Aerospace/Defense-Equipment	0.1
Metal-Copper	0.1
Containers-Metal/Glass	0.1
Investment Management/Advisor Services	0.1
Finance-Credit Card	0.1
Telecommunication Equipment	0.1
Public Thoroughfares	0.1
Travel Services	0.1
Seismic Data Collection	0.1
Computer Software	0.1
Circuit Boards	0.1
Medical-Biomedical/Gene	0.1
Commercial Services-Finance	0.1
Internet Security	0.1
Retail-Convenience Store	0.1
Computer Services	0.1
Applications Software	0.1

97.8%

*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2009 (see Note 1):

				Level 3-Signifcant
	Level 1 - Unadjusted	Level 2- Other		Unobservable
	Quoted Prices	Observable Inputs		Inputs	Total

Long-Term Investment Securities:
Common Stock:
France	$—	$21,648,989	@	$—	$21,648,989
Germany	—	19,467,920	@	—	19,467,920
Japan	—	61,372,549	@	—	61,372,549
Switzerland	416,052	22,137,294	@	—	22,553,346
United Kingdom	—	53,942,500	@	—	53,942,500
Other Countries*	11,695,271	92,984,194	@	0	104,679,465
Preferred Stock	3,774,477	436,719	@	—	4,211,196
Rights	—	7,400		—	7,400
Warrants	679	—		—	679
Repurchase Agreement	—	42,557,000		—	42,557,000
Other Financial Instruments:+
Open Futures Contracts Depreciation	(1,801,032)	—		—	(1,801,032)
Forward Foreign Currency Contracts Appreciation	—	449,573		—	449,573
Forward Foreign Currency Contracts Depreciation	—	(669,054)		—	(669,054)

Total	$14,085,447	$314,335,084		$0	$328,420,531

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets.

+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as future, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

@	Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these investment securities were classified as Level 2 instead of Level 1. (See Note 1)
The following is a reconciliation of Level 3 assets which significant unobeservable inputs were used to determine fair value:

Common Stock — Other Countries
Balance as of 1/31/2009	$3,369
Accrued discounts/premiums	—
Realized gain(loss)	(26,697)
Change in unrealized appreciation(depreciation)	23,849
Net purchases(sales)	(521)
Transfers in and/or out of Level 3	—

Balance as of 10/31/2009	$0

See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
EMERGING MARKETS PORTFOLIO
Portfolio of Investments — October 31, 2009
(unaudited)

Common Stock — 94.8%	Shares/ Principal Amount	Market Value (Note 1)

BRAZIL — 14.9%
Banco do Brasil SA	197,400	$3,161,134
BRF — Brasil Foods SA†	61,004	1,478,696
Companhia Brasileira de Meios de Pagamento(2)	238,200	2,183,770
CPFL Energia SA	1	17
Eletropaulo Metropolitana SA	129,146	2,415,623
Hypermarcas SA†	104,400	2,137,664
Itau Unibanco Holding SA ADR	144,238	2,760,715
JHSF Participacoes SA	991,845	2,004,410
PDG Realty SA Empreendimentos e Participacoes	257,900	2,181,375
Petroleo Brasileiro SA ADR (New York)	106,610	4,927,514
Petroleo Brasileiro SA ADR (Frankfurt)	142,600	5,721,112
Vale SA ADR	220,700	5,625,643
Vale SA, Class A ADR	195,800	4,522,980

		39,120,653

CAYMAN ISLANDS — 4.3%
361 Degrees International, Ltd.(1)(2)	4,776,000	2,481,763
Agile Property Holdings, Ltd.	2,112,000	2,704,877
Asia Cement China Holdings Corp.(1)	3,720,000	2,340,008
Renhe Commercial Holdings Co., Ltd.(1)	7,020,000	1,327,208
Shanda Games, Ltd. ADR†	246,140	2,451,554

		11,305,410

CHINA — 11.6%
Bank of China, Ltd.(1)	6,705,000	3,831,293
Beijing Capital Land, Ltd.(1)	5,830,000	2,438,689
China Construction Bank Corp.(1)(2)	9,178,000	7,884,579
China National Materials Co., Ltd.(1)	4,612,000	3,667,368
Dongfeng Motor Group Co., Ltd.(1)	2,516,000	2,986,584
Great Wall Motor Co., Ltd.(1)	1,782,000	1,998,662
Industrial & Commercial Bank of China(1)	9,663,000	7,685,823

		30,492,998

HONG KONG — 4.1%
China Mobile, Ltd.(1)	419,500	3,928,168
CNOOC, Ltd.(1)	2,344,000	3,479,156
Guangdong Investment, Ltd.(1)	6,422,000	3,378,293

		10,785,617

HUNGARY — 1.0%
OTP Bank PLC†(1)	94,307	2,615,005

INDIA — 4.1%
Bank of Baroda(1)	219,026	2,326,636
HCL Technologies, Ltd.(1)	406,738	2,615,939
Sterlite Industries India Ltd. ADR	134,284	2,117,658
Sterlite Industries India, Ltd.(1)	101,512	1,630,814
Welspun-Gujarat Stahl Rohren, Ltd.(1)	390,392	2,085,864

		10,776,911

INDONESIA — 4.7%
Astra International Tbk PT(1)	849,000	2,752,635
Bank Mandiri Tbk PT(1)	4,174,000	2,003,396
Bank Rakyat Indonesia(1)	4,536,500	3,311,552
Indo Tambangraya Megah PT(1)	750,500	1,755,572
Indofood Sukses Makmur Tbk PT(1)	7,857,500	2,489,385

		12,312,540

KAZAKHSTAN — 1.0%
KazMunaiGas Exploration Production GDR	111,057	2,626,498

MEXICO — 2.9%
America Movil SAB de CV, Series L ADR	126,438	5,579,709
Grupo Televisa SA ADR	113,300	2,193,488

		7,773,197

PERU — 0.8%
Cia de Minas Buenaventura SA ADR	65,775	2,208,067

QATAR — 1.2%
Qatar Telecom Q.S.C.(1)	73,034	3,189,830

RUSSIA — 5.8%
Gazprom OAO(1)	869,586	5,078,860
LUKOIL OAO	43,630	2,589,441
Mobile Telesystems OJSC ADR	68,784	3,115,915
Rosneft Oil Co. GDR†	350,111	2,678,349
Sberbank(1)	803,644	1,756,788

		15,219,353

SOUTH AFRICA — 6.2%
Aveng, Ltd.(1)	543,279	2,885,045
Bidvest Group, Ltd.(1)	207,183	3,234,348
Imperial Holdings, Ltd.(1)	224,417	2,315,485
Naspers, Ltd.(1)	58,994	2,121,142
Standard Bank Group, Ltd.(1)	266,928	3,339,229
Steinhoff International Holdings, Ltd.(1)	1,035,027	2,489,483

		16,384,732

SOUTH KOREA — 15.2%
Amorepacific Corp.(1)	3,841	2,666,359
CJ O Shopping Co., Ltd.(1)	39,169	2,594,006
Daum Communications Corp.†(1)	66,951	3,082,173
Dongbu Insurance Co., Ltd.(1)	99,700	3,056,134
Hana Financial Group, Inc.(1)	59,820	1,784,864
Heerim Architects & Planners(1)	212,866	1,991,760
Hyundai Department Store Co., Ltd.(1)	24,280	2,322,129
Hyundai Mobis(1)	28,990	3,784,629
Korea Investment Holdings Co., Ltd.(1)	104,110	2,789,323
Lotte Shopping Co., Ltd.(1)	8,548	2,441,760
POSCO(1)	6,663	2,767,012
Samsung Electronics Co., Ltd.(1)	9,403	5,660,337
Shinhan Financial Group Co., Ltd.†(1)	132,320	5,058,506

		39,998,992

TAIWAN — 8.2%
Advanced Semiconductor Engineering, Inc.(1)	3,491,000	2,749,805
AU Optronics Corp.(1)	3,382,000	3,006,844
China Life Insurance Co., Ltd.†(1)	2,426,000	1,758,197
Coretronic Corp.(1)	1,731,000	1,903,032
Fubon Financial Holding Co., Ltd.†(1)	1,861,000	2,076,149
HON HAI Precision Industry Co., Ltd.(1)	1,542,350	6,072,333

Taiwan Semiconductor Manufacturing Co., Ltd.(1)	2,211,722	4,022,751

		21,589,111

THAILAND — 0.8%
Banpu Public Co., Ltd. NVDR(1)	165,666	2,121,965

TURKEY — 1.6%
Turk Hava Yollari Anonim Ortakligi(1)	721,231	1,999,939
Turkiye Garanti Bankasi AS(1)	617,777	2,214,532

		4,214,471

UNITED ARAB EMIRATES — 4.4%
Air Arabia(1)	5,314,163	1,611,871
Aldar Properties PJSC(1)	2,389,581	3,725,355
Arabtec Holding Co.†(1)	1,228,814	1,071,058
DP World, Ltd.	4,819,437	2,385,621
First Gulf Bank PJSC(1)	575,665	2,927,396

		11,721,301

UNITED KINGDOM — 2.0%
Cairn Energy PLC†(1)	63,909	2,763,059
Kazakhmys PLC†(1)	134,706	2,385,208

		5,148,267

TOTAL COMMON STOCK (cost $217,904,218)		249,604,918

Equity Certificates — 1.7%

Citigroup Global Markets Holdings Inc.-MSCI Daily Total Return*(2) (cost $4,347,810)	9,876	4,347,810

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $222,252,028)		253,952,728

Repurchase Agreement — 2.9%

Agreement with Banc of America Securities LLC, bearing interest at 0.02% dated 10/30/09 to be repurchased 11/02/09 in the amount of $7,512,013 and collateralized by $7,685,000 of United States Treasury Bills due 08/26/10 and having an approximate value of $7,665,595 (cost $7,512,000)	$7,512,000	7,512,000

TOTAL INVESTMENTS — (cost $229,764,028)(3)	99.4%	261,464,728
Other assets less liabilities	0.6	1,614,512

NET ASSETS —	100.0%	$263,079,240

†	Non-income producing security

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2009, the aggregate value of these securities was $4,347,810 representing 1.7% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	Security was valued using fair value procedures at October 31, 2009. The aggregate value of these securities was $182,537,965 representing 69.4% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.

(2)	Illiquid Security. At October 31, 2009, the aggregate value of these securities was $16,897,922 representing 6.4% of net assets.

(3)	See Note 4 for cost of investments on a tax basis.

ADR	— American Depository Receipt

GDR	— Global Depository Receipt

NVDR	— Non Voting Depository Receipt
Equity Swap Contracts #

	Notional		Fixed Payments	Total Return
	amount	Termination	Received (Paid) by	Received (Paid)	Gross Unrealized
Swap Counterparty	(000’s)	Date	Portfolio	by Portfolio	(Depreciation)

UBS Securities LLC	2,975	6/28/2010	(3 months USD LIBOR-BBA)	MSCI Daily Total
			minus 1.15%	Return Net Emerging
				Markets India USD Index	$(54,636)

#	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs; see Note 1.

USD	—United States Dollar

LIBOR	—London Interbank Offered Rate

BBA	—British Banker’s Association

Industry Allocation*
Banks-Commercial	17.4%
Oil Companies-Integrated	6.0
Real Estate Operations & Development	5.5
Oil Companies-Exploration & Production	5.3
Cellular Telecom	4.8
Diversified Financial Services	4.4
Electronic Components-Misc.	4.2
Diversified Minerals	3.9
Diversified Operations	3.4
Repurchase Agreement	2.9
Semiconductor Components-Integrated Circuits	2.6
Metal-Copper	2.3
Electronic Components-Semiconductors	2.2
Auto-Cars/Light Trucks	1.9
Retail-Major Department Stores	1.8
Equity Fund — Emerging Market	1.7
Coal	1.5
Auto/Truck Parts & Equipment-Original	1.4
Machinery-Construction & Mining	1.4
Airlines	1.4
Telephone-Integrated	1.2
E-Commerce/Products	1.2
Insurance-Property/Casualty	1.2
Building & Construction-Misc.	1.1
Steel-Producers	1.1
Retail-Automobile	1.0
Cosmetics & Toiletries	1.0
Applications Software	1.0
Retail-Misc./Diversified	1.0
Home Furnishings	0.9
Food-Misc.	0.9
Retail-Apparel/Shoe	0.9
Entertainment Software	0.9
Electric-Distribution	0.9
Warehousing & Harbor Transportation Services	0.9
Building Products-Cement	0.9
Gold Mining	0.8
Broadcast Services/Program	0.8
Commercial Services-Finance	0.8
Medical-Drugs	0.8
Multimedia	0.8
Steel Pipe & Tube	0.8
Engineering/R&D Services	0.8
Insurance-Life/Health	0.7
Food-Meat Products	0.6
Building-Heavy Construction	0.4

99.4%

*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2009 (see Note 1):

				Level 3-Signifcant
	Level 1 - Unadjusted	Level 2- Other		Unobservable
	Quoted Prices	Observable Inputs		Inputs	Total

Long-Term Investment Securities:
Common Stock:
Brazil	$39,120,653	$—		$—	$39,120,653
China	—	30,492,998	@	—	30,492,998
Russia	8,383,705	6,835,648	@	—	15,219,353
South Africa	—	16,384,732	@	—	16,384,732
South Korea	—	39,998,992	@	—	39,998,992
Taiwan	—	21,589,111	@	—	21,589,111
Other Countries*	19,562,595	67,236,484	@	—	86,799,079
Equity Certificates	4,347,810	—		—	4,347,810
Repurchase Agreement	—	7,512,000		—	7,512,000
Other Financial Instruments:+
Equity Swap Contracts Depreciation	—	(54,636)		—	(54,636)

Total	$71,414,763	$189,995,329		$—	$261,410,092

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets.

+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as future, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

@	Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these investment securities were classified as Level 2 instead of Level 1. (See Note 1)
See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
FOREIGN VALUE PORTFOLIO
Portfolio of Investments — October 31, 2009
(unaudited)

Common Stock — 96.2%	Shares/Principal Amount	Market Value (Note 1)

AUSTRALIA — 1.0%
Brambles, Ltd.(1)	422,733	$2,645,685
Qantas Airways, Ltd.(1)	576,358	1,415,302

		4,060,987

AUSTRIA — 0.9%
Telekom Austria AG(1)	228,850	3,747,258

BRAZIL — 2.2%
Empressa Brasileira de Aeronautica SA ADR†	109,830	2,224,057
Petroleo Brasileiro SA ADR	172,830	6,933,940

		9,157,997

CANADA — 0.4%
Loblaw Cos., Ltd.	63,000	1,738,533

CHINA — 1.1%
China Telecom Corp., Ltd.(1)	10,668,000	4,715,071

FRANCE — 12.3%
Accor SA(1)	22,186	1,065,917
AXA SA(1)	230,164	5,719,848
Compagnie Generale des Etablissements Michelin, Class B(1)	83,825	6,211,741
Credit Agricole SA(1)	285,410	5,481,349
France Telecom SA(1)	449,090	11,104,148
GDF Suez(1)	73,437	3,073,427
Sanofi-Aventis SA(1)	123,768	9,046,556
Total SA(1)	126,700	7,544,572
Vivendi(1)	106,780	2,957,603

		52,205,161

GERMANY — 12.0%
Bayerische Motoren Werke AG(1)	110,670	5,407,488
Celesio AG(1)	232,726	5,799,749
Deutsche Post AG(1)	246,453	4,160,260
E.ON AG(1)	166,398	6,360,348
Merck KGaA(1)	46,640	4,381,378
Muenchener Rueckversicherungs AG(1)	40,690	6,453,654
Rhoen-Klinikum AG(1)	110,282	2,673,604
SAP AG(1)	134,040	6,057,171
Siemens AG(1)	80,540	7,257,425
Symrise AG(1)	135,140	2,487,502

		51,038,579

HONG KONG — 2.3%
Cheung Kong Holdings, Ltd.(1)	257,000	3,272,287
Hutchison Whampoa, Ltd.(1)	401,000	2,807,313
Swire Pacific, Ltd., Class A(1)	298,500	3,627,201

		9,706,801

IRELAND — 0.9%
CRH PLC (1)	149,155	3,637,923

ISRAEL — 1.4%
Check Point Software Technologies, Ltd.†	186,620	5,798,283

ITALY — 2.8%
ENI SpA(1)	159,855	3,963,308
Intesa Sanpaolo SpA†(1)	555,386	2,339,760
Telecom Italia SpA (1)	5,159,433	5,683,502

		11,986,570

JAPAN — 4.3%
FUJIFILM Holdings Corp.(1)	138,600	3,983,032
Nintendo Co., Ltd.(1)	16,900	4,309,514
Sony Corp.(1)	114,300	3,359,235
Takeda Pharmaceutical Co., Ltd.(1)	53,600	2,155,450
Toyota Motor Corp.(1)	113,300	4,483,300

		18,290,531

NETHERLANDS — 6.0%
Akzo Nobel NV(1)	104,700	6,187,419
ING Groep NV†(1)	116,568	1,507,134
Koninklijke Philips Electronics NV(1)	149,189	3,750,435
Randstad Holding NV†(1)	116,336	4,424,134
Reed Elsevier NV(1)	151,663	1,769,795
SBM Offshore NV(1)	104,750	2,013,032
Unilever NV(1)	182,807	5,630,071

		25,282,020

NORWAY — 1.5%
Telenor ASA†(1)	501,580	6,456,641

PORTUGAL — 3.0%
Banco Espirito Santo SA(1)	1,119,416	8,253,008
Portugal Telecom SGPS SA(1)	409,647	4,678,306

		12,931,314

RUSSIA — 0.8%
OAO Gazprom ADR (OTC U.S.)	82,400	1,989,960
OAO Gazprom ADR (London)(1)	68,200	1,628,442

		3,618,402

SINGAPORE — 2.9%
DBS Group Holdings, Ltd.(1)	996,950	9,097,339
Singapore Telecommunications, Ltd.(1)	1,582,000	3,277,595

		12,374,934

SOUTH KOREA — 4.1%
Hyundai Motor Co.(1)	38,020	3,450,319
KB Financial Group, Inc. ADR†	122,396	5,806,466
Samsung Electronics Co., Ltd. GDR†*	27,113	8,255,908

		17,512,693

SPAIN — 5.2%
Banco Santander SA(1)	251,618	4,050,266
Iberdrola SA(1)	439,188	3,981,893
Telefonica SA(1)	510,815	14,257,828

		22,289,987

SWEDEN — 1.3%
Loomis AB, Series B(1)	47,818	519,708
Niscayah Group AB(1)	239,090	564,954
Telefonaktiebolaget LM Ericsson, Class B(1)	422,314	4,502,546

		5,587,208

SWITZERLAND — 7.5%
Adecco SA(1)	49,870	2,229,502
Lonza Group AG(1)	63,616	4,956,589
Nestle SA(1)	115,100	5,350,425
Novartis AG(1)	171,960	8,969,988
Roche Holding AG(1)	29,530	4,731,351
Swiss Reinsurance Co., Ltd.(1)	101,585	4,138,967
UBS AG†(1)	77,966	1,305,645

		31,682,467

TAIWAN — 2.3%
Compal Electronics, Inc. GDR†*	804,312	5,137,771
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	473,385	4,516,093

		9,653,864

THAILAND — 0.4%
Advanced Info Service Public Co., Ltd.(2)	633,200	1,633,912

UNITED KINGDOM — 19.6%
Aviva PLC(1)	755,910	4,733,007
BAE Systems PLC(1)	738,961	3,802,721
BP PLC(1)	948,992	8,937,361
British Airways PLC†(1)	905,362	2,687,168
British Sky Broadcasting Group PLC(1)	444,783	3,877,623
G4S PLC(1)	1,315,070	5,451,070
GlaxoSmithKline PLC(1)	435,897	8,951,807
Hays PLC(1)	1,302,140	2,088,461
Kingfisher PLC(1)	803,580	2,939,638
Premier Foods PLC†(1)	5,517,844	3,245,817
Rentokil Initial PLC†(1)	1,361,824	2,322,328
Rexam PLC(1)	831,627	3,780,573
Rolls-Royce Group PLC†(1)	570,320	4,211,541
Royal Dutch Shell PLC ADR	124,868	7,262,323
Tesco PLC(1)	335,050	2,235,876
The Sage Group PLC(1)	596,770	2,086,553
Vodafone Group PLC(1)	4,207,268	9,308,535
WM Morrison Supermarkets PLC(1)	620,660	2,845,769
Wolseley PLC†(1)	126,854	2,564,592

		83,332,763

TOTAL COMMON STOCK (cost $382,791,982)		408,439,899

Preferred Stock — 0.8%

BRAZIL — 0.8%
Vale SA ADR (cost $1,917,770)	139,750	3,228,225

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $384,709,752)		411,668,124

Repurchase Agreement — 2.8%

Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 10/30/09, to be repurchased 11/02/09 in the amount of $11,729,010 and collateralized by $11,510,000 of Federal Home Loan Bank Notes, bearing interest at 4.38% due 09/17/10 and having approximate value of $11,965,796

TOTAL REPURCHASE AGREEMENTS (cost $11,729,000)	$11,729,000	11,729,000

TOTAL INVESTMENTS — (cost $396,438,752)(3)	99.8%	423,397,124
Other assets less liabilities	0.2	1,016,330

NET ASSETS —	100.0%	$424,413,454

†	Non-income producing security

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2009, the aggregate value of these securities was $13,393,679 representing 3.1% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	Security was valued using fair value procedures at October 31, 2009. The aggregate value of these securities was $357,142,654 representing 84.1% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.

(2)	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs; See Note 1.

(3)	See Note 4 for cost of investments on a tax basis.

ADR	— American Depository Receipt

GDR	— Global Depository Receipt

OTC	— Over the Counter

Industry Allocation*
Telephone-Integrated	9.3%
Medical-Drugs	9.0
Oil Companies-Integrated	8.2
Banks-Commercial	7.0
Telecom Services	3.4
Auto-Cars/Light Trucks	3.3
Electric-Integrated	3.2
Repurchase Agreements	2.8
Food-Misc.	2.6
Cellular Telecom	2.6
Insurance-Reinsurance	2.5
Aerospace/Defense	2.4
Human Resources	2.0
Chemicals-Diversified	2.0
Electronic Components-Semiconductors	1.9
Applications Software	1.8
Diversified Manufacturing Operations	1.7
Insurance-Multi-line	1.7
Food-Retail	1.6
Diversified Banking Institutions	1.6
Diversified Operations	1.5
Rubber-Tires	1.5
Enterprise Software/Service	1.4
Security Services	1.4
Medical-Wholesale Drug Distribution	1.4
Computers	1.2
Diversified Operations/Commercial Services	1.2
Chemicals-Specialty	1.2
Insurance-Life/Health	1.1
Semiconductor Components-Integrated Circuits	1.1
Wireless Equipment	1.1
Toys	1.0
Transport-Services	1.0
Airlines	1.0
Photo Equipment & Supplies	0.9
Cable/Satellite TV	0.9
Containers-Metal/Glass	0.9
Electronic Components-Misc.	0.9
Building Products-Cement	0.8
Oil Companies-Exploration & Production	0.8
Audio/Video Products	0.8
Real Estate Operations & Development	0.8
Food-Wholesale/Distribution	0.8
Diversified Minerals	0.8
Multimedia	0.7
Retail-Building Products	0.7
Medical-Hospitals	0.6
Distribution/Wholesale	0.6
Oil-Field Services	0.5
Publishing-Books	0.4
Hotels/Motels	0.2

99.8%

*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2009 (see Note 1):

				Level 3-Signifcant
	Level 1 - Unadjusted	Level 2- Other		Unobservable
	Quoted Prices	Observable Inputs		Inputs	Total

Long-Term Investment Securities:
Common Stock:
France	$—	$52,205,161	@	$—	$52,205,161
Germany	—	51,038,579	@	—	51,038,579
Netherlands	—	25,282,020	@	—	25,282,020
Spain	—	22,289,987	@	—	22,289,987
Switzerland	—	31,682,467	@	—	31,682,467
United Kingdom	7,262,323	76,070,440	@	—	83,332,763
Other Countries*	42,401,011	100,207,911	@	—	142,608,922
Preferred Stock	3,228,225	—		—	3,228,225
Repurchase Agreement	—	11,729,000		—	11,729,000

Total	$52,891,559	$370,505,565		$—	$423,397,124

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets.

@	Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these investment securities were classified as Level 2 instead of Level 1. (See Note 1)
See Notes to Portfolio of Investments.

NOTES TO PORTFOLIO OF INVESTMENTS — October 31, 2009 — (unaudited)
Note 1. Security Valuations: Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP’’). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.
As of the close of regular trading on the New York Stock Exchange, securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, a portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio’s shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the securities. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Trustees (“The Board”) to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. The Portfolio may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolio is open. For foreign equity securities, the Portfolio uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.
Non-convertible bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. If a vendor quote is unavailable the securities may be priced at the mean of two independent quotes obtained from brokers.
Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Portfolio if acquired within 60 days of maturity or, if already held by the Portfolio on the 60th day, are amortized to maturity based on the value determined on the 61st day.
Senior Secured Floating Rate Loans (“Loans’’) for which an active secondary market exists to a reliable degree, will be valued at the mean of the last available bid and ask prices in the market for such Loans, as provided by a third party pricing service.
Future contracts and options traded on national securities exchanges are valued as of the close of the exchange upon which they trade. Forward contracts are valued at the 4:00 p.m. eastern time forward rate. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market. Swap contracts are marked to market daily based upon quotations from market makers. Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.
The various inputs that may be used to determine the value of the Portfolios’ investments are summarized into three broad levels listed below:

Level 1	—	Unadjusted quoted prices in active markets for identical securities

Level 2	—	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, quoted prices in inactive markets,etc.)

Level 3	—	Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The summary of the inputs used to value the Portfolios’ net assets as of October 31, 2009, are reported on a schedule following the Portfolio of Investments.

Note 2. Repurchase Agreements:
As of October 31, 2009, the following Portfolios held an undivided interest in a joint repurchase agreement with State Street Bank & Trust Co.:

	Percentage	Principal
Portfolio	Interest	Amount
High Yield Bond	3.95%	$5,412,000
“Dogs” of Wall Street	0.51	700,000
Blue Chip Growth	0.52	706,000
As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:
State Street Bank & Trust Co., dated October 30, 2009, bearing interest at a rate of 0.01% per annum, with a principal amount of $136,902,000, a repurchase price of $136,902,114 and a maturity date of November 2, 2009. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Bills	0.10%	04/01/2010	$139,725,000	$139,641,165
Note 3. Transactions with Affiliates: As disclosed in the Portfolio of Investments, certain Portfolios own common stock issued by American International Group, Inc. (“AIG”) or other affiliates of SunAmerica Asset Management Corp. (“Adviser”). During the nine months ended October 31, 2009, the following Portfolios recorded realized gains (losses) and income on security transactions of AIG and other affiliates of the Adviser as follows:

			Market Value				Change in
			at January 31,	Cost of	Proceeds of	Realized	Unrealized	Market Value
Portfolio	Security	Income	2009	Purchases	Sales	Gain/(Loss)	Gain(Loss)	at October 31, 2009
Equity Index	AIG	$—	$7,388	$—	$—	$—	$546	$7,934
Note 4. Federal Income Taxes: The amount of aggregate unrealized gain (loss) and the cost of investment securities for Federal Income tax purposes, including short-term securities and repurchase agreement, were as follows:

	Aggregate	Aggregate	Net
	Unrealized	Unrealized	Unrealized	Cost of
	Gain	Loss	Gain/(Loss)	Investments
Cash Management	60,064	(5,223,300)	(5,163,236)	539,540,171
Corporate Bond	68,742,565	(36,242,314)	32,500,251	923,618,558
Global Bond	25,073,837	(7,663,092)	17,410,745	249,229,707
High-Yield Bond	17,488,762	(33,288,244)	(15,799,482)	298,239,058
Total Return Bond	14,358,901	(6,569,751)	7,789,150	336,237,346
Balanced	12,107,668	(5,305,720)	6,801,948	122,676,691
MFS Total Return	53,352,742	(36,108,854)	17,243,888	749,885,920
Telecom Utility	3,054,361	(5,798,962)	(2,744,601)	38,653,650
Equity Index	3,453,004	(7,167,111)	(3,714,107)	21,018,813
Growth-Income	33,886,653	(13,887,427)	19,999,226	213,416,971
Equity Opportunities	8,728,161	(2,575,921)	6,152,240	93,149,505
Davis Venture Value	336,844,181	(98,359,023)	238,485,158	1,113,550,817
“Dogs” of Wall Street	1,916,457	(5,545,239)	(3,628,782)	49,050,508
Alliance Growth	49,527,217	(15,331,714)	34,195,503	425,615,587
Capital Growth	6,734,412	(4,867,965)	1,866,447	65,159,947
MFS Massachusetts Investors Trust	18,569,702	(12,464,622)	6,105,080	188,843,155
Fundamental Growth	15,008,746	(7,547,587)	7,461,159	140,050,097
Blue Chip Growth	3,007,395	(2,302,566)	704,829	32,480,642
Real Estate	15,346,326	(19,072,384)	(3,726,058)	201,121,290
Small Company Value	9,438,588	(21,076,290)	(11,637,702)	128,403,854
Mid-Cap Growth	15,013,341	(8,797,405)	6,215,936	131,717,112
Aggressive Growth	4,771,716	(1,842,678)	2,929,038	60,175,497
Growth Opportunities	4,938,029	(3,260,840)	1,677,189	89,583,609
Marsico Focused Growth	12,106,896	(3,725,532)	8,381,364	68,225,857
Technology	2,625,025	(654,995)	1,970,030	34,626,114
Small & Mid Cap Value	42,304,641	(48,346,558)	(6,041,917)	385,799,784
International Growth and Income	42,840,716	(6,465,039)	36,375,677	335,323,863
Global Equities	11,152,633	(4,223,112)	6,929,521	101,575,694
International Diversified Equities	37,240,147	(37,937,038)	(696,891)	331,137,935
Emerging Markets	38,505,121	(8,393,388)	30,111,733	231,352,995
Foreign Value	67,328,642	(40,492,880)	26,835,762	396,561,363
Note 5. Derivative Instruments:
Forward Foreign Currency Contracts. Certain Portfolios may enter into forward foreign currency contracts (“forward contracts”) for various purposes, including to facilitate settlement of foreign currency denominated portfolio transactions, to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates or to enhance return. Forward contracts are reported on a schedule following the Portfolio of Investments. As of October 31, 2009, the following Portfolios had open forward contracts: Global Bond Portfolio, Total Return Bond Portfolio, Telecom Utility Portfolio, International Growth and Income Portfolio and International Diversified Equities Portfolio.
A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the change in market value is recorded by the Portfolio as unrealized gain or loss. On the settlement date, the Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Risks to the Portfolios of entering into forward contracts include credit risk and market risk. Credit risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Portfolio’s loss will generally consist of the net amount of contractual payments that the Portfolio has not yet received though the Portfolio’s maximum risk due to counterparty credit risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.
Futures Contracts. Certain of the Portfolios may enter into futures contracts for various purposes, including to increase or decrease exposure to equity or bond markets, or to hedge against changes in interest rates, prices of stocks, bonds or other instruments, or currency rates, or to enhance income or total return. Futures contracts are reported on a schedule following the Portfolio of Investments. As of October 31, 2009, the following Portfolios had open futures contracts: Global Bond Portfolio, Total Return Bond Portfolio, Balanced Portfolio, Equity Index Portfolio and International Diversified Equities Portfolio.
A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the Futures Commission Merchant (the “broker”). Common futures contracts include interest rate futures, single stock futures, stock index futures and currency futures. An interest rate futures contract is a contract to buy or sell specified debt securities at a future time for a fixed price. A single stock futures contract is based on a single stock. A stock index futures contract is similar in economic effect to a single stock futures contract, except that rather than being based on a specific security it is based on a specified index of stocks and not the stocks themselves. A currency futures contract is a contract to buy or sell a specific foreign currency at a future time for a fixed price.
A Portfolio’s participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. Pursuant to a contract, the Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Portfolios as unrealized appreciation or depreciation. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts may be conducted through regulated exchanges that minimize counter-party credit risks or they may be unlisted, or traded over-the-counter.
The primary risk to the Portfolios of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security(ies).
Options. Certain Portfolios may enter into option contracts for various purposes, including to facilitate trading, increase or decrease a Portfolio’s market exposure, to seek higher investment returns, to seek protection against a decline in the value of a Portfolio’s securities or an increase in prices of securities that may be purchased, or to generate income. Option contracts are reported on a schedule following the Portfolio of Investments. As of October 31, 2009, the Total Return Bond Portfolio had open option contracts.
An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Portfolio writes a call or a put option, it receives a premium which is equal to the current market value of the option written. If a Portfolio purchases a call or a put option, it pays a premium which reflects the current market value of the option. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which the Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which the Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option. Options may be traded on a national securities exchange or in the over-the-counter (“OTC”) market.
Risks to the Portfolios of entering into option contracts include credit risk, market risk and, with respect to OTC options, illiquidity risk. Credit risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Portfolio’s loss will consist of the net amount of contractual payments that the Portfolio has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.
Swap Contracts: Certain Portfolios have entered into credit default, interest rate, equity and/or total return swap contracts. Generally, a swap contract is a privately negotiated agreement between a Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap contracts are either marked-to-market daily based upon quotations from market makers or are calculated using standard models and current market data. Any change, in market value is recorded as an unrealized gain or loss. In connection with these contracts, securities or cash may be identified as collateral in accordance with the terms of the respective swap contract to provide assets of value and recourse in the event of default or bankruptcy/insolvency. The Portfolios amortize upfront payments and receipts on the swap contracts on a daily basis. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss. Net periodic payments made or received by the Portfolios are included as part of realized gain (loss).
Credit Default Swap Agreements: Certain Portfolios may enter into credit default swap agreements (“credit default swaps”) for various purposes, including managing credit risk (i.e., hedging), enhancing returns or speculation. Credit default swaps are reported on a schedule following the Portfolio of Investments. As of October 31, 2009, the Total Return Bond Portfolio had open credit default swaps.
Credit default swaps are bilateral contracts in which one party makes periodic fixed-rate payments or a one time premium payment (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified payment in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, a Portfolio would be subject to investment exposure on the notional amount of the swap.
If a Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
As a buyer of protection on credit default swaps, a Portfolio will make periodic payments, similar to an insurance premium, the seller of protection agrees to compensate the Portfolio for future potential losses as a result of a credit event on the reference bond or other asset. The Portfolio effectively transfers the credit event risk of the reference bond or asset from it to the seller of protection.
If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.
Credit default swaps on corporate issues or sovereign issues of an emerging country are bilateral contracts in which the buyer of protection makes periodic fixed payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce credit risk where a Portfolio owns or has exposure to the referenced obligation) or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular issuer’s default.
Credit default swaps on asset-backed securities are bilateral contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Portfolio may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular referenced obligation’s default.
Credit default swaps on credit indices are bilateral contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds which is less expensive than it would be to enter into many credit default swaps to achieve a similar effect. Credit-default swaps on indices are used for protecting investors owning bonds against default, and also to speculate on changes in credit quality.
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swaps on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-based securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swaps outstanding as of April 30, 2009 for which a Portfolio is the seller of protection, if any, are disclosed in the footnotes to the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swaps entered into by a Portfolio for the same referenced entity or entities.
Equity Swap Agreements: Certain Portfolios may enter into equity swap agreements (“equity swaps”) for various purposes, including to hedge exposure to market risk or to gain exposure to a security or market index. Equity swaps are reported on a schedule following the Portfolio of Investments. As of October 31, 2009, the Emerging Markets Portfolio had open equity swaps.
Equity swaps, a type of total return swap, are contracts that are typically entered into for the purpose of investing in a security or index without owning or taking physical custody of securities. Total return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Portfolio will receive a payment from or make a payment to the counterparty.
The counterparty to an equity swap will typically be a bank, investment banking firm or broker/dealer. Equity swaps may be structured in different ways. The counterparty will generally agree to pay the Portfolio the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, the Portfolio may agree to pay to the counterparty a floating rate of interest on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Portfolio on any equity swap should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Portfolio on the notional amount. In other cases, the counterparty and the Portfolio may agree to pay the other the difference between the relative investment performances that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indices of stocks).
A Portfolio will generally enter into equity swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of an equity swap contract or periodically during its term. Equity swaps normally do not involve the delivery of securities or other underlying assets.
Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that a Portfolio is contractually obligated to make. If the counterparty to an equity swap defaults, the Portfolio’s risk of loss consists of the net discounted amount of payments that the Portfolio is contractually entitled to receive, if any. In addition, the value of some components of an equity swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates.
Interest Rate Swap Agreements: Certain Portfolios may enter into interest rate swap agreements (“interest rate swaps”) for various purposes, including managing exposure to fluctuations in interest rates or for speculation. Interest rate swaps are reported on a schedule following the Portfolio of Investments. As of October 31, 2009, the Global Bond Portfolio and Total Return Bond Portfolio had open interest rate swaps.
Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Since interest rate swaps are individually negotiated, the Portfolios expect to achieve an acceptable degree of correlation between their respective portfolio investments and their interest rate positions. Portfolios will enter into interest rate swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolios receiving or paying, as the case may be, only the net amount of the two payments. Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Portfolio is contractually obligated to make. If the other party to an interest rate swap defaults, the Portfolio’s risk of loss consists of the net discounted amount of interest payments that the Portfolio is contractually entitled to receive, if any. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.
Risks of Entering into Swap Agreements: Risks to the Portfolios of entering into credit default swaps, equity swaps and interest rate swaps, include credit risk, market risk, counterparty risk, liquidity risk or documentation risk. By entering into swap agreements, the Portfolios may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset’s perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that the subadviser does not accurately analyze and predict the underlying economic factors influencing the value of the swap, the Portfolio may suffer a loss.
Structured Securities: Certain of the Portfolios may invest in structured securities for various purposes, including managing exposure to fluctuations in currency exchange rates, interest rates, commodity prices, indices or other financial indicators or for speculation. As of October 31, 2009, the Total Return Bond Portfolio had one open structured security.
Structured securities include notes, bonds or debentures that provide for the payment of principal of, and/or interest in, amounts determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the “Reference”) or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of structured securities may provide that under certain circumstances no principal is due at maturity and, therefore, may result in the loss of a Portfolio’s entire investment in the structured security. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, the change in interest rate or the value of the security at maturity may be a multiple of the change in the value of the Reference (i.e. leveraged structured securities). Consequently, leveraged structured securities entail a greater degree of market risk than other types of debt obligations. Structured securities may also be more volatile, less liquid and more difficult to accurately price than less complex fixed income investments (i.e. investment grade corporate bonds).
The risks of investing in a particular structured security will depend on the terms of the investment; however, structured securities generally will expose the Portfolio to credit risk, illiquidity risk and market risk. Credit risk arises from the potential inability of counterparties to meet the terms of their contract. Structured securities are typically sold in private placement transactions with no active trading market. Market risk is the risk that there will be an unfavorable change in the Reference. Investments in structured securities may be more volatile than their underlying instruments; however, generally any loss is limited to the amount of the original investment.
ADDITIONAL INFORMATION
Additional information is available in the Trust’s Annual and Semiannual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.

Item 2. Controls and Procedures.
a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Act of 1940 (17 CFR 270.30a-3 (c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))), that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant of Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.
SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Series Trust
By:	/s/ John T. Genoy
John T. Genoy
President
Date: December 30, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President
Date: December 30, 2009

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer
Date: December 30, 2009